UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period: November 30, 2018

ITEM 1. INVESTMENTS

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 39.84%
FFCB	1.95%	1-10-2020	$670,000	$663,972
FHLB	2.13	2-11-2020	1,100,000	1,091,412
FHLB	2.26	10-4-2022	1,000,000	971,419
FHLB	3.00	3-1-2048	196,583	187,455
FHLB	5.63	3-14-2036	60,000	75,748
FHLMC	1.13	7-14-2021	120,000	114,835
FHLMC	2.13	6-9-2023	520,000	501,021
FHLMC	2.38	12-13-2019	280,000	278,749
FHLMC	2.38	1-13-2022	1,510,000	1,487,060
FHLMC	2.50	3-1-2032	6,522,612	6,288,088
FHLMC	2.75	12-13-2024	1,210,000	1,184,493
FHLMC	2.90	8-27-2021	1,020,000	1,015,672
FHLMC	3.00	2-1-2047	18,186,243	17,352,836
FHLMC ±±	3.31	5-25-2023	50,000	50,051
FHLMC	3.50	2-1-2044	14,998,005	14,841,015
FHLMC	3.50	4-1-2045	639,357	629,686
FHLMC	3.50	8-1-2047	10,018,506	9,836,987
FHLMC	6.00	7-1-2040	2,823,457	3,100,671
FHLMC Multifamily Structured Pass-Through Certificates Series K070 Class A2 ±±	3.30	11-25-2027	425,000	414,848
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	60,160
FHLMC Series K028 Class A1	2.18	11-25-2022	492,008	484,251
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	545,000	546,481
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	760,000	760,656
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	60,593
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	55,356
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	213,821
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	743,531
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	44,574
FHLMC Series K152 Class A1	2.83	5-25-2030	349,015	331,046
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	117,646
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	39,874
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	894,187
FNMA	4.00	6-1-2048	15,706,755	15,806,102
FNMA	4.00	10-1-2048	2,817,991	2,835,816
FNMA	1.38	2-26-2021	120,000	116,136
FNMA	1.50	11-30-2020	120,000	116,870
FNMA	1.90	10-27-2020	1,050,000	1,029,287
FNMA	2.13	4-24-2026	910,000	849,869
FNMA	2.50	12-1-2027	877,816	855,864
FNMA	2.50	9-1-2031	7,052,768	6,813,911
FNMA ±±	2.99	9-25-2027	167,045	158,580
FNMA	3.00	12-1-2026	4,043,322	4,015,033
FNMA	3.00	12-1-2030	582,589	575,628
FNMA	3.00	7-1-2032	4,549,914	4,495,455
FNMA %%	3.00	12-18-2033	650,000	641,532
FNMA	3.00	8-1-2036	293,131	284,791
FNMA	3.00	2-1-2037	4,740,714	4,605,673
FNMA	3.00	11-1-2046	843,716	805,529
FNMA	3.00	7-1-2047	13,667,204	13,048,350
FNMA	3.50	6-1-2031	3,074,605	3,090,578
FNMA %%	3.50	12-18-2033	1,965,000	1,970,680
FNMA	3.50	1-1-2035	218,804	220,404
FNMA	3.50	3-1-2036	3,088,405	3,076,616
FNMA	3.50	4-1-2037	1,396,804	1,383,777
FNMA	3.50	6-1-2042	3,006,357	2,975,317
FNMA	3.50	7-1-2042	1,228,531	1,217,199
FNMA	3.50	10-1-2042	6,401,551	6,335,457
FNMA	3.50	9-1-2043	14,519,205	14,389,522
FNMA	3.50	3-1-2048	1,177,256	1,155,245
FNMA %%	3.50	12-13-2048	2,640,000	2,589,214
FNMA	4.00	6-1-2042	1,080,495	1,094,919
FNMA	4.00	6-1-2042	11,505,904	11,660,569
FNMA	4.00	8-1-2043	8,069,094	8,157,329
FNMA	4.00	9-1-2048	896,251	901,920
FNMA	4.50	5-1-2040	470,736	489,745
FNMA	4.50	9-1-2040	11,297,169	11,720,727
FNMA	4.50	2-1-2047	3,577,619	3,682,671

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA %%	4.50%	12-13-2048	$8,000,000	$8,225,542
FNMA	5.00	1-1-2042	417,746	442,928
FNMA	5.00	6-1-2045	1,553,824	1,649,766
FNMA	5.00	7-1-2045	5,336,101	5,657,495
FNMA	5.50	9-1-2040	4,222,083	4,528,024
FNMA	6.00	5-1-2041	159,056	173,985
FNMA	6.25	5-15-2029	230,000	288,362
FNMA	7.13	1-15-2030	1,010,000	1,360,675
FNMA	7.25	5-15-2030	80,000	109,315
FNMA Series 2016-M6 Class A2	2.49	5-25-2026	430,000	400,449
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	162,582
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	275,000	253,506
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	298,702
FNMA Series 2017-M3 Class A2 ±±	2.57	12-25-2026	995,000	917,966
FNMA Series 2017-M5 Class A2 ±±	3.30	4-25-2029	70,000	66,869
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	90,000	89,311
GNMA	3.00	4-20-2045	8,898,943	8,601,679
GNMA	3.00	11-20-2045	652,312	630,050
GNMA	3.00	3-20-2046	8,520,622	8,226,306
GNMA	3.00	5-20-2046	646,541	624,106
GNMA	3.00	8-20-2046	1,312,345	1,265,796
GNMA	3.50	2-20-2045	17,239,897	17,087,798
GNMA	3.50	6-20-2045	2,796,033	2,771,364
GNMA	3.50	11-20-2045	3,203,840	3,179,521
GNMA	3.50	7-20-2047	4,585,775	4,536,667
GNMA	3.50	12-20-2047	2,213,870	2,190,160
GNMA	3.50	5-20-2048	276,668	273,702
GNMA	4.00	7-20-2044	3,056,743	3,118,965
GNMA	4.00	8-20-2044	1,496,894	1,521,379
GNMA	4.00	9-20-2044	3,014,522	3,075,871
GNMA	4.00	12-20-2047	8,514,805	8,627,076
TVA	2.88	2-1-2027	35,000	33,859
TVA	3.50	12-15-2042	120,000	113,029
TVA	3.88	2-15-2021	800,000	816,222
TVA	4.63	9-15-2060	35,000	39,910
TVA	5.38	4-1-2056	10,000	12,845
TVA	6.75	11-1-2025	190,000	231,781

Total Agency Securities (Cost $300,030,157)				289,208,072

Asset-Backed Securities : 0.72%
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	15,000	14,779
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	15,000	14,794
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	225,000	219,206
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	230,000	225,312
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	85,000	82,289
CarMax Auto Owner Trust Series 2016-2 Class A4	1.68	9-15-2021	335,000	328,753
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,593
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,741
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	191,222
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	87,137
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	79,882
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	197,653
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	330,000	321,842
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	108,866
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	165,000	162,569
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	327,447
Ford Credit Floorplan Master Owner Trust Series 2016-5 Class A1	1.95	11-15-2021	40,000	39,556
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	48,502
Mercedes-Benz Auto Lease Trust Series 2017-A Class A4	2.01	1-17-2023	60,000	59,575
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	14,689
Nissan Auto Receivables Owner Trust Series 2017-C Class A3	2.12	4-18-2022	290,000	286,084
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	92,984
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	420,268
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	170,641
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	105,133
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	420,423
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	471,301

2

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48%	11-15-2022	$192,000	$187,132
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	93,873
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	206,146
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	199,870

Total Asset-Backed Securities (Cost $5,290,698)				5,204,262

Corporate Bonds and Notes : 0.05%

Financials : 0.05%

Diversified Financial Services : 0.05%
International Finance Corporation	2.13	4-7-2026	400,000	375,948

Total Corporate Bonds and Notes (Cost $375,520)				375,948

Municipal Obligations : 0.82%

California : 0.27%

Education Revenue : 0.01%
California Series B	3.90	11-1-2047	15,000	13,971
University of California Series AD	4.86	5-15-2112	70,000	69,156

				83,127

GO Revenue : 0.19%
California Build America Bonds	5.70	11-1-2021	90,000	96,053
California Build America Bonds	7.55	4-1-2039	110,000	155,359
California Build America Bonds	7.60	11-1-2040	15,000	21,524
California Build America Bonds	7.63	3-1-2040	450,000	634,181
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	160,000	215,989
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	6,976
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	17,510
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	68,881
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	202,352

				1,418,825

Transportation Revenue : 0.05%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	131,853
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	19,593
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	197,742

				349,188

Utilities Revenue : 0.02%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	53,225
Los Angeles CA DW&P Build America Bonds	6.57	7-1-2045	55,000	73,957

				127,182

				1,978,322

Florida : 0.02%

Miscellaneous Revenue : 0.02%
Florida Board of Administrative Finance Series A	2.64	7-1-2021	150,000	148,182

Georgia : 0.04%

Utilities Revenue : 0.04%
Municipal Electric Authority of Georgia Build America Bonds	6.66	4-1-2057	209,000	241,132

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)
Municipal Electric Authority of Georgia Build America Bonds	7.06%	4-1-2057	$10,000	$11,037

				252,169

Illinois : 0.11%

GO Revenue : 0.07%
Chicago IL Series B	6.31	1-1-2044	50,000	48,323
Illinois Taxable Pension	5.10	6-1-2033	480,000	455,059

				503,382

Miscellaneous Revenue : 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	47,602

Tax Revenue : 0.03%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	262,328

				813,312

Kansas : 0.00%

Miscellaneous Revenue : 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	5,278

Massachusetts : 0.03%

GO Revenue : 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	142,823
Massachusetts Build America Bonds Series D	4.50	8-1-2031	85,000	89,489
Massachusetts Build America Bonds Series E	4.20	12-1-2021	10,000	10,202

				242,514

New Jersey : 0.07%

Miscellaneous Revenue : 0.06%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	335,000	406,760

Transportation Revenue : 0.01%
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	94,520

				501,280

New York : 0.12%

Airport Revenue : 0.04%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	270,000	267,516

Tax Revenue : 0.03%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	100,000	139,467
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	116,450

				255,917

Water & Sewer Revenue : 0.05%
New York NY Municipal Water Finance Authority	5.44	6-15-2043	10,000	11,706

4

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)
New York NY Municipal Water Finance Authority Series CC	5.88%	6-15-2044	$280,000	$348,320

				360,026

				883,459

Ohio : 0.03%

Education Revenue : 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	5,574

Utilities Revenue : 0.03%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	180,678
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	11,999

				192,677

				198,251

Oregon : 0.03%

Tax Revenue : 0.03%
Oregon	5.76	6-1-2023	159,867	170,509
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	60,326

				230,835

Pennsylvania : 0.00%

Transportation Revenue : 0.00%
Pennsylvania Turnpike Comission Series B	5.51	12-1-2045	5,000	5,895

Texas : 0.09%

Miscellaneous Revenue : 0.07%
Texas Build America Bonds	5.52	4-1-2039	400,000	485,440

Utilities Revenue : 0.02%
San Antonio TX	4.43	2-1-2042	140,000	146,157

				631,597

Wisconsin : 0.01%

Tax Revenue : 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	77,074

Total Municipal Obligations (Cost $6,310,884)				5,968,168

Non-Agency Mortgage-Backed Securities : 1.59%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	480,969
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	670,000	647,663
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	118,917	121,258
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	19,834
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	53,402
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	533,327
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,448,576
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.92	2-10-2049	40,000	41,111
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.92	2-10-2049	95,000	94,126
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	126,533
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	137,538

5

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75%	8-15-2045	$63,325	$62,898
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,912	52,616
Commercial Mortgage Trust Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.38	7-10-2045	505,000	519,819
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	635,814	632,835
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	58,997
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.76	9-10-2047	390,000	385,557
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.61	12-10-2047	60,000	57,867
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	58,440
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.54	10-10-2049	65,000	62,891
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	214,291
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	723,861
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	39,260
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	80,902
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	581,014
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	860,000	884,724
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	20,429
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,454,993
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	195,439
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	17,439	17,314
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	59,402
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	366,464
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	49,289
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	58,549
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	815,000	797,695
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	399,070

Total Non-Agency Mortgage-Backed Securities (Cost $11,998,859)				11,538,953

U.S. Treasury Securities : 50.60%
U.S. Treasury Bond	2.13	11-30-2024	4,755,000	4,553,470
U.S. Treasury Bond	2.50	2-15-2046	100,000	85,457
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	5,495,386
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	5,532,121
U.S. Treasury Bond	2.75	11-15-2047	1,255,000	1,124,205
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,270,078
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	5,528,613
U.S. Treasury Bond	2.88	8-15-2045	735,000	678,727
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	5,528,125
U.S. Treasury Bond	3.00	11-15-2044	585,000	554,333
U.S. Treasury Bond	3.00	5-15-2045	105,000	99,434
U.S. Treasury Bond	3.00	11-15-2045	55,000	52,042
U.S. Treasury Bond	3.00	2-15-2047	70,000	66,093
U.S. Treasury Bond	3.00	5-15-2047	23,631,000	22,293,449
U.S. Treasury Bond	3.00	2-15-2048	435,000	409,767
U.S. Treasury Bond	3.00	8-15-2048	850,000	800,627
U.S. Treasury Bond	3.13	11-15-2041	2,125,000	2,073,950
U.S. Treasury Bond	3.13	2-15-2042	370,000	360,779
U.S. Treasury Bond	3.38	5-15-2044	20,000	20,255
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,160,414
U.S. Treasury Bond	3.63	2-15-2044	35,000	36,922
U.S. Treasury Bond	3.75	8-15-2041	780,000	840,084
U.S. Treasury Bond ##	4.25	11-15-2040	1,410,000	1,630,643
U.S. Treasury Bond	4.75	2-15-2041	390,000	482,366
U.S. Treasury Bond	5.00	5-15-2037	1,914,000	2,413,285

6

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	5.25%	2-15-2029	$760,000	$907,428
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,492,019
U.S. Treasury Bond	5.50	8-15-2028	1,805,000	2,179,890
U.S. Treasury Bond ##	6.13	11-15-2027	2,285,000	2,842,772
U.S. Treasury Bond	6.13	8-15-2029	475,000	608,445
U.S. Treasury Bond	6.38	8-15-2027	730,000	918,916
U.S. Treasury Bond	6.88	8-15-2025	2,430,000	3,012,820
U.S. Treasury Note	2.88	11-30-2025	3,225,000	3,215,174
U.S. Treasury Note	1.13	3-31-2020	3,065,000	2,999,031
U.S. Treasury Note	1.13	4-30-2020	4,905,000	4,793,105
U.S. Treasury Note	1.13	2-28-2021	1,855,000	1,787,321
U.S. Treasury Note	1.13	6-30-2021	2,555,000	2,449,107
U.S. Treasury Note	1.13	9-30-2021	3,655,000	3,488,954
U.S. Treasury Note	1.25	1-31-2020	4,605,000	4,525,852
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,826,368
U.S. Treasury Note	1.25	10-31-2021	2,820,000	2,696,405
U.S. Treasury Note	1.38	12-15-2019	4,000,000	3,944,375
U.S. Treasury Note	1.38	2-15-2020	2,925,000	2,876,783
U.S. Treasury Note	1.38	2-29-2020	435,000	427,557
U.S. Treasury Note	1.38	5-31-2020	3,325,000	3,256,162
U.S. Treasury Note	1.38	8-31-2020	925,000	902,453
U.S. Treasury Note	1.38	9-30-2020	5,030,000	4,902,285
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,274,960
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,697,500
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,824,010
U.S. Treasury Note	1.38	6-30-2023	6,170,000	5,780,760
U.S. Treasury Note	1.38	8-31-2023	435,000	406,487
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,726,399
U.S. Treasury Note	1.50	6-15-2020	19,000,000	18,630,391
U.S. Treasury Note	1.50	8-15-2020	5,170,000	5,058,724
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,751,276
U.S. Treasury Note	1.50	8-15-2026	1,680,000	1,513,116
U.S. Treasury Note	1.63	3-15-2020	10,000	9,854
U.S. Treasury Note	1.63	8-15-2022	5,765,000	5,518,411
U.S. Treasury Note	1.63	11-15-2022	2,035,000	1,942,471
U.S. Treasury Note	1.63	4-30-2023	3,940,000	3,740,076
U.S. Treasury Note	1.63	5-31-2023	6,085,000	5,770,767
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,737,050
U.S. Treasury Note	1.63	2-15-2026	6,240,000	5,712,037
U.S. Treasury Note	1.63	5-15-2026	6,285,000	5,734,326
U.S. Treasury Note	1.75	10-31-2020	3,080,000	3,019,002
U.S. Treasury Note	1.75	12-31-2020	10,000	9,791
U.S. Treasury Note	1.75	11-30-2021	1,975,000	1,914,438
U.S. Treasury Note	1.75	2-28-2022	1,030,000	995,640
U.S. Treasury Note	1.75	6-30-2022	17,000,000	16,375,781
U.S. Treasury Note	1.75	9-30-2022	10,000	9,604
U.S. Treasury Note	1.75	5-15-2023	775,000	739,277
U.S. Treasury Note	1.88	6-30-2020	1,870,000	1,843,265
U.S. Treasury Note	1.88	11-30-2021	3,550,000	3,454,871
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,614,029
U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,131,552
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,774,041
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,133,356
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,542,511
U.S. Treasury Note	2.00	10-31-2022	1,990,000	1,928,046
U.S. Treasury Note	2.00	2-15-2023	30,000	28,986
U.S. Treasury Note	2.00	6-30-2024	9,501,000	9,071,599
U.S. Treasury Note	2.00	2-15-2025	340,000	322,442
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,132,875
U.S. Treasury Note	2.13	9-30-2021	3,355,000	3,290,783
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,101,403
U.S. Treasury Note	2.13	11-30-2023	2,290,000	2,211,729
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,357,951
U.S. Treasury Note	2.13	5-15-2025	160,000	152,581
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,736,694
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,750,140
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,498,262

7

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	10-31-2024	$4,675,000	$4,512,288
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,122,870
U.S. Treasury Note	2.25	12-31-2024	3,550,000	3,422,145
U.S. Treasury Note	2.25	11-15-2025	4,360,000	4,174,700
U.S. Treasury Note	2.25	2-15-2027	400,000	379,109
U.S. Treasury Note	2.25	8-15-2027	1,450,000	1,368,324
U.S. Treasury Note	2.38	4-15-2021	2,895,000	2,865,711
U.S. Treasury Note	2.38	8-15-2024	490,000	476,697
U.S. Treasury Note	2.38	5-15-2027	8,628,000	8,244,795
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,454,087
U.S. Treasury Note	2.75	5-31-2023	1,895,000	1,888,116
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,030,039
U.S. Treasury Note	2.75	2-28-2025	3,500,000	3,469,375
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,257,598
U.S. Treasury Note	2.75	2-15-2028	3,935,000	3,855,531
U.S. Treasury Note	2.88	8-15-2028	1,675,000	1,655,895
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,447,750
U.S. Treasury Note	3.63	2-15-2020	1,915,000	1,933,626
U.S. Treasury Note	3.63	2-15-2021	2,755,000	2,802,352
U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,544,038
U.S. Treasury Note	6.75	8-15-2026	795,000	1,003,594
U.S. Treasury Note	7.25	8-15-2022	3,150,000	3,633,820
U.S. Treasury Note	8.00	11-15-2021	760,000	870,230
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,797,846
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,021,922

Total U.S. Treasury Securities (Cost $379,491,149)				367,345,569

Yankee Corporate Bonds and Notes : 1.04%

Energy : 0.50%

Oil, Gas & Consumable Fuels : 0.50%
Ecopetrol SA	5.88	9-18-2023	520,000	540,800
Ecopetrol SA	7.38	9-18-2043	40,000	43,300
Nexen Incorporated	7.50	7-30-2039	60,000	80,021
Nexen Incorporated	7.88	3-15-2032	200,000	264,207
Petroleos Mexicanos Company	4.50	1-23-2026	140,000	119,980
Petroleos Mexicanos Company	5.50	6-27-2044	1,490,000	1,117,232
Petroleos Mexicanos Company	6.38	2-4-2021	430,000	433,874
Petroleos Mexicanos Company	6.50	3-13-2027	530,000	495,815
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	90,970
Petroleos Mexicanos Company	6.63	6-15-2038	10,000	8,513
Statoil ASA	2.90	11-8-2020	110,000	109,187
Statoil ASA	4.80	11-8-2043	310,000	323,993

				3,627,892

Financials : 0.54%

Banks : 0.54%
African Development Bank	2.63	3-22-2021	640,000	635,461
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,630
Corporación Andina de Fomento	4.38	6-15-2022	270,000	277,174
Export-Import Bank of Korea	2.88	1-21-2025	400,000	375,990
Export-Import Bank of Korea	5.13	6-29-2020	510,000	523,891
Japan Bank for International Cooperation	1.88	4-20-2021	1,130,000	1,097,874
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	338,702
Nordic Investment Bank	1.25	8-2-2021	400,000	382,816
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	258,339

				3,899,877

Total Yankee Corporate Bonds and Notes (Cost $8,016,671)				7,527,769

Yankee Government Bonds : 4.42%
Asian Development Bank	1.63	5-5-2020	140,000	137,542
Asian Development Bank	2.00	2-16-2022	950,000	921,947

8

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Asian Development Bank	2.00%	4-24-2026	$160,000	$148,547
Asian Development Bank	2.63	1-12-2027	900,000	864,737
Asian Development Bank	5.82	6-16-2028	10,000	11,855
Asian Development Bank	6.22	8-15-2027	80,000	96,183
Canada	2.00	11-15-2022	70,000	67,581
European Bank for Reconstruction & Development	2.13	3-7-2022	780,000	758,683
European Investment Bank	1.25	12-16-2019	370,000	363,827
European Investment Bank	1.38	6-15-2020	970,000	947,998
European Investment Bank	1.63	8-14-2020	570,000	557,836
European Investment Bank	1.63	12-15-2020	280,000	272,738
European Investment Bank	1.88	2-10-2025	110,000	102,645
European Investment Bank	2.13	10-15-2021	750,000	732,492
European Investment Bank	2.38	6-15-2022	1,080,000	1,056,706
European Investment Bank	2.88	8-15-2023	120,000	119,231
European Investment Bank	3.25	1-29-2024	100,000	100,971
Export Development Canada	1.63	1-17-2020	530,000	522,695
Export Development Canada	2.00	11-30-2020	170,000	166,843
FMS Wertmanagement	1.75	3-17-2020	550,000	541,994
Hydro-Quebec	9.40	2-1-2021	675,000	760,739
Inter-American Development Bank	1.75	4-14-2022	580,000	557,306
Inter-American Development Bank	2.13	1-18-2022	60,000	58,425
Inter-American Development Bank	2.13	1-15-2025	690,000	654,943
Inter-American Development Bank	3.20	8-7-2042	40,000	37,625
Inter-American Development Bank	3.88	2-14-2020	140,000	141,638
Inter-American Development Bank	4.38	1-24-2044	30,000	34,236
International Bank for Reconstruction & Development	1.13	8-10-2020	190,000	184,485
International Bank for Reconstruction & Development	1.38	3-30-2020	730,000	716,055
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	857,570
International Bank for Reconstruction & Development	1.75	9-14-2022	720,000	687,625
International Bank for Reconstruction & Development	1.88	4-21-2020	1,040,000	1,026,154
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	233,044
International Bank for Reconstruction & Development	2.50	7-29-2025	250,000	241,766
International Bank for Reconstruction & Development	4.75	2-15-2035	110,000	128,473
Italy	5.38	6-15-2033	110,000	110,915
Italy	6.88	9-27-2023	100,000	107,555
KfW	1.50	6-15-2021	890,000	859,224
KfW	2.00	5-2-2025	40,000	37,526
KfW	2.13	3-7-2022	1,520,000	1,478,446
KfW	2.13	6-15-2022	130,000	126,193
KfW	2.13	1-17-2023	1,010,000	975,926
KfW	2.75	9-8-2020	1,080,000	1,076,589
KfW (z)	3.42	4-18-2036	340,000	187,829
Korea Development Bank	2.25	5-18-2020	450,000	443,221
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,072
Landwirtschaftliche Rentenbank	2.25	10-1-2021	700,000	686,370
Oriental Republic of Uruguay	5.10	6-18-2050	500,000	471,250
Province of Alberta	2.20	7-26-2022	250,000	241,393
Province of British Columbia	7.25	9-1-2036	100,000	146,226
Province of British Columbia	2.00	10-23-2022	15,000	14,410
Province of Manitoba	2.10	9-6-2022	240,000	230,197
Province of Manitoba	2.13	6-22-2026	20,000	18,294
Province of Ontario	1.88	5-21-2020	60,000	59,035
Province of Ontario	2.50	4-27-2026	550,000	519,591
Province of Ontario	3.20	5-16-2024	5,000	4,982
Province of Ontario	4.40	4-14-2020	440,000	448,212
Province of Quebec	2.50	4-20-2026	75,000	71,035
Province of Quebec	2.63	2-13-2023	60,000	58,745
Republic of Philippines	4.00	1-15-2021	105,000	106,225
Republic of Chile	3.63	10-30-2042	285,000	254,981
Republic of Colombia	4.38	7-12-2021	330,000	333,795
Republic of Colombia	6.13	1-18-2041	335,000	355,603
Republic of Colombia	7.38	9-18-2037	405,000	481,950
Republic of Hungary	5.38	3-25-2024	215,000	226,330
Republic of Hungary	6.38	3-29-2021	30,000	31,577
Republic of Hungary	7.63	3-29-2041	245,000	327,734
Republic of Indonesia	2.95	1-11-2023	200,000	189,670
Republic of Korea	3.88	9-11-2023	210,000	214,076
Republic of Panama	6.70	1-26-2036	60,000	72,150

9

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name		Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Panama		9.38%	4-1-2029	$475,000	$653,719
Republic of Peru		5.63	11-18-2050	365,000	413,731
Republic of Peru		7.35	7-21-2025	130,000	156,715
Republic of Poland		3.00	3-17-2023	490,000	477,838
Republic of Poland		3.25	4-6-2026	10,000	9,618
Republic of Poland		5.13	4-21-2021	10,000	10,388
Republic of the Philippines		5.50	3-30-2026	705,000	771,125
Republic of the Philippines		6.38	10-23-2034	285,000	350,797
State of Israel		4.00	6-30-2022	365,000	371,871
State of Israel		5.50	12-4-2023	240,000	267,386
State of Israel		5.50	4-26-2024	60,000	67,210
State of Israel		5.50	9-18-2033	6,000	7,372
Swedish Export Credit		1.88	6-23-2020	590,000	580,089
Swedish Export Credit (z)		3.78	5-11-2037	175,000	87,342
United Mexican States		4.00	10-2-2023	155,000	152,729
United Mexican States		4.15	3-28-2027	420,000	401,386
United Mexican States		4.35	1-15-2047	225,000	186,750
United Mexican States		5.75	10-12-2099	275,000	251,625
United Mexican States		6.05	1-11-2040	60,000	61,999
United Mexican States		7.50	4-8-2033	610,000	738,100
United Mexican States		8.13	12-30-2019	205,000	214,592
United Mexican States		8.30	8-15-2031	60,000	77,400

Total Yankee Government Bonds (Cost $33,295,884)					32,099,244

		Yield		Shares

Short-Term Investments : 1.33%

Investment Companies : 1.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.13		9,684,608	9,684,608

Total Short-Term Investments (Cost $9,684,608)					9,684,608

Total investments in securities (Cost $754,494,430)	100.41%				728,952,593
Other assets and liabilities, net	(0.41)				(2,975,713)

Total net assets	100.00%				$725,976,880

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

DW&P	Department of Water & Power
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority

10

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	72,834,127	232,681,687	295,831,206	9,684,608	$9,684,608	1.33%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$289,208,072	$0	$289,208,072
Asset-backed securities	0	5,204,262	0	5,204,262
Corporate bonds and notes	0	375,948	0	375,948
Municipal obligations	0	5,968,168	0	5,968,168
Non-agency mortgage-backed securities	0	11,538,953	0	11,538,953
U.S. Treasury securities	367,345,569	0	0	367,345,569
Yankee corporate bonds and notes	0	7,527,769	0	7,527,769
Yankee government bonds	0	32,099,244	0	32,099,244
Short-term investments
Investment companies	9,684,608	0	0	9,684,608

Total assets	$377,030,177	$351,922,416	$0	$728,952,593

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Expiration date	Shares	Value

Participation Notes : 0.36%

United Kingdom : 0.36%
Biz Finance plc (State Export-Import Ukreximbank) (Financials, Banks)†		1-22-2025	200,000	$189,000

Total Participation Notes (Cost $188,200)				189,000

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes : 15.18%

Azerbaijan : 0.74%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels )	4.75%	3-13-2023	$400,000	392,155

Chile : 1.41%
Banco del Estado de Chile (Financials, Banks )	4.13	10-7-2020	300,000	301,605
Codelco Incorporated (Materials, Metals & Mining )	4.50	8-13-2023	200,000	202,550
Codelco Incorporated (Materials, Metals & Mining )	4.88	11-4-2044	250,000	241,675

				745,830

China : 0.82%
Export-Import Bank of China (Financials, Banks )	2.00	4-26-2021	450,000	433,550

Hong Kong : 1.03%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals )	4.63	3-14-2023	200,000	199,238
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals )	4.88	3-14-2025	350,000	347,750

				546,988

Indonesia : 0.70%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels )	5.63	5-20-2043	400,000	367,740

Kazakhstan : 1.12%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels )	5.75	4-19-2047	450,000	407,504
KaztransGas JSC (Energy, Oil, Gas & Consumable Fuels )	4.38	9-26-2027	200,000	183,560

				591,064

Malaysia : 1.31%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	3.50	3-18-2025	216,000	209,031
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	4.50	3-18-2045	300,000	288,721
Petronas Global Sukuk Limited (Energy, Oil, Gas & Consumable Fuels)	2.71	3-18-2020	200,000	197,818

				695,570

Mexico : 3.49%
Comision Federal de Electricidad (Utilities, Electric Utilities )	5.75	2-14-2042	200,000	174,252
Mexico City Airport Trust (Industrials, Airlines )	5.50	7-31-2047	200,000	149,500
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	3.50	1-30-2023	25,000	22,523
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	4.88	1-24-2022	850,000	822,800
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.38	3-13-2022	225,000	220,253
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.63	1-23-2046	400,000	300,000
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	6.35	2-12-2048	200,000	159,580

				1,848,908

Peru : 0.53%
Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels )	4.75	6-19-2032	300,000	279,750

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Russia : 0.50%
Vnesheconombank (Financials, Banks )	5.94%	11-21-2023	$275,000	$265,926
South Africa : 0.49%
Eskom Holdings SOC Limited (Utilities, Electric Utilities )	5.75	1-26-2021	275,000	259,072

Venezuela : 0.37%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	5.38	4-12-2027	550,000	87,175
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	5.50	4-12-2037	200,000	32,300
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels ) ††	9.00	11-17-2021	400,000	76,600

				196,075

Virgin Islands (British) : 2.67%
CCTI 2017 Limited (Financials, Capital Markets )	3.63	8-8-2022	200,000	188,805
Charming Light Investments Limited (Financials, Diversified Financial Services )	2.38	8-30-2021	200,000	189,828
Chinalco Capital Holdings Limited (Materials, Metals & Mining )	4.25	4-21-2022	200,000	191,435
Lamar Funding Limited (Utilities, Electric Utilities )	3.96	5-7-2025	200,000	172,816
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels )	3.00	4-12-2022	200,000	194,626
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities )	2.75	5-4-2022	300,000	290,323
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities )	2.88	5-18-2026	200,000	182,877

				1,410,710

Total Yankee Corporate Bonds and Notes (Cost $8,707,881)				8,033,338

Yankee Government Bonds : 81.51%
Arab Republic of Egypt	5.75	4-29-2020	200,000	201,256
Arab Republic of Egypt	5.88	6-11-2025	387,000	352,831
Arab Republic of Egypt	6.13	1-31-2022	200,000	196,000
Arab Republic of Egypt	6.59	2-21-2028	250,000	224,542
Arab Republic of Egypt	8.50	1-31-2047	450,000	409,982
China Development Bank	4.00	1-24-2037	350,000	325,526
Dominican Republic	5.95	1-25-2027	1,750,000	1,717,188
Export Credit Bank of Turkey	5.00	9-23-2021	200,000	183,800
Export-Import Bank of India	4.00	1-14-2023	475,000	469,698
Federal Republic of Brazil	2.63	1-5-2023	200,000	186,202
Federal Republic of Brazil	5.63	1-7-2041	450,000	414,230
Federation of Malaysia	3.18	4-27-2026	400,000	380,112
Federative Republic of Brazil	6.00	4-7-2026	423,000	445,664
Federative Republic of Brazil	10.13	5-15-2027	425,000	562,063
Government of Jamaica	6.75	4-28-2028	25,000	26,550
Government of Jamaica	7.88	7-28-2045	300,000	339,000
Islamic Republic of Pakistan	8.25	4-15-2024	350,000	348,250
Kingdom of Jordan	5.75	1-31-2027	300,000	275,017
Kingdom of Morocco	5.50	12-11-2042	200,000	199,121
Lebanese Republic	6.00	1-27-2023	200,000	164,901
Lebanese Republic	6.60	11-27-2026	500,000	379,935
Lebanese Republic	7.05	11-2-2035	200,000	144,028
Lebanese Republic	8.25	4-12-2021	350,000	326,172
Mongolia Government	5.63	5-1-2023	250,000	234,125
Oman Government International Bond	3.88	3-8-2022	250,000	240,000
Oriental Republic of Uruguay	4.50	8-14-2024	500,000	504,255
Oriental Republic of Uruguay	5.10	6-18-2050	450,000	425,655
Oriental Republic of Uruguay	7.88	1-15-2033	250,000	320,625
Republic of Angola	8.25	5-9-2028	400,000	385,789
Republic of Argentina	2.50	12-31-2038	200,000	110,400
Republic of Argentina	5.63	1-26-2022	1,100,000	972,950
Republic of Argentina	7.63	4-22-2046	800,000	609,208
Republic of Armenia	6.00	9-30-2020	200,000	201,064
Republic of Azerbaijan	3.50	9-1-2032	200,000	158,434
Republic of Belarus	7.63	6-29-2027	200,000	201,458

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Chile	3.86%	6-21-2047	$550,000	$498,575
Republic of Colombia	3.88	4-25-2027	693,000	655,931
Republic of Colombia	5.00	6-15-2045	586,000	547,324
Republic of Colombia	7.38	9-18-2037	250,000	297,500
Republic of Costa Rica	7.00	4-4-2044	350,000	304,217
Republic of Croatia	6.00	1-26-2024	425,000	454,951
Republic of Croatia	6.63	7-14-2020	278,000	288,953
Republic of Ecuador	7.95	6-20-2024	550,000	493,625
Republic of Ecuador	9.63	6-2-2027	300,000	279,090
Republic of Ecuador	9.65	12-13-2026	200,000	186,060
Republic of Ecuador	10.50	3-24-2020	525,000	542,063
Republic of El Salvador	7.65	6-15-2035	547,000	506,473
Republic of Gabon	6.38	12-12-2024	350,000	306,245
Republic of Ghana	7.63	5-16-2029	300,000	269,227
Republic of Ghana	8.13	1-18-2026	225,000	215,280
Republic of Guatemala	4.38	6-5-2027	400,000	365,000
Republic of Hungary	5.38	2-21-2023	450,000	469,494
Republic of Hungary	5.38	3-25-2024	200,000	210,539
Republic of Hungary	6.25	1-29-2020	450,000	462,498
Republic of Hungary	7.63	3-29-2041	200,000	267,538
Republic of Indonesia	4.55	3-29-2026	500,000	489,050
Republic of Indonesia	4.63	4-15-2043	200,000	178,763
Republic of Indonesia	5.88	1-15-2024	800,000	843,927
Republic of Indonesia	4.10	4-24-2028	300,000	286,760
Republic of Indonesia	4.88	5-5-2021	200,000	203,929
Republic of Indonesia	7.75	1-17-2038	25,000	31,303
Republic of Iraq	5.80	1-15-2028	500,000	452,362
Republic of Ivory Coast	5.38	7-23-2024	375,000	343,343
Republic of Ivory Coast	6.13	6-15-2033	250,000	209,044
Republic of Kazakhstan	3.88	10-14-2024	594,000	590,430
Republic of Kazakhstan	4.88	10-14-2044	300,000	285,064
Republic of Kenya	6.88	6-24-2024	200,000	187,660
Republic of Kenya	8.25	2-28-2048	200,000	172,104
Republic of Lithuania	6.63	2-1-2022	450,000	489,960
Republic of Nigeria	6.38	7-12-2023	300,000	287,250
Republic of Nigeria	7.63	11-28-2047	200,000	168,700
Republic of Nigeria	7.88	2-16-2032	300,000	269,142
Republic of Panama	4.00	9-22-2024	813,000	813,415
Republic of Panama	4.50	5-15-2047	600,000	565,500
Republic of Panama	5.20	1-30-2020	200,000	204,102
Republic of Paraguay	4.63	1-25-2023	225,000	223,538
Republic of Paraguay	5.00	4-15-2026	250,000	247,500
Republic of Peru	6.55	3-14-2037	365,000	448,038
Republic of Peru	7.35	7-21-2025	200,000	241,100
Republic of Peru	8.75	11-21-2033	325,000	467,188
Republic of Poland	3.25	4-6-2026	750,000	721,320
Republic of Poland	5.13	4-21-2021	225,000	233,719
Republic of Senegal	6.25	5-23-2033	250,000	210,540
Republic of Serbia	4.88	2-25-2020	425,000	427,780
Republic of South Africa	4.85	9-27-2027	400,000	363,972
Republic of South Africa	4.88	4-14-2026	400,000	373,000
Republic of South Africa	6.25	3-8-2041	200,000	187,774
Republic of Sri Lanka	6.25	7-27-2021	600,000	567,900
Republic of Sri Lanka	6.75	4-18-2028	300,000	259,519
Republic of Sri Lanka	6.85	11-3-2025	400,000	358,471
Republic of the Philippines	3.70	2-2-2042	500,000	456,349
Republic of the Philippines	4.00	1-15-2021	450,000	455,250
Republic of the Philippines	5.50	3-30-2026	379,000	414,548
Republic of the Philippines	6.38	1-15-2032	300,000	362,618
Republic of Turkey	3.25	3-23-2023	250,000	214,363
Republic of Turkey	5.63	3-30-2021	561,000	547,659
Republic of Turkey	4.49	11-25-2024	200,000	176,480
Republic of Turkey	6.63	2-17-2045	850,000	713,388
Republic of Turkey	8.00	2-14-2034	200,000	197,500
Republic of Venezuela †	6.00	12-9-2020	225,000	50,625
Republic of Venezuela †	7.00	3-31-2038	200,000	44,700
Republic of Venezuela †	9.00	5-7-2023	1,010,000	230,987
Republic of Zambia †	8.50	4-14-2024	200,000	148,980

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Zambia		8.97%	7-30-2027	$200,000	$149,216
Romania		4.88	1-22-2024	250,000	253,660
Romania		6.75	2-7-2022	602,000	644,140
Russian Federation		4.38	3-21-2029	200,000	186,496
Russian Federation		4.50	4-4-2022	400,000	401,871
Russian Federation		5.25	6-23-2047	200,000	182,492
Russian Federation		7.50	3-31-2030	477,250	516,432
Russian Federation		12.75	6-24-2028	250,000	392,280
Socialist Republic of Vietnam		4.80	11-19-2024	250,000	250,214
Sultanate of Oman		5.38	3-8-2027	497,000	456,872
Sultanate of Oman		6.50	3-8-2047	400,000	340,968
Trinidad & Tobago Government		4.38	1-16-2024	300,000	288,258
Ukraine Government		7.38	9-25-2032	200,000	161,352
Ukraine Government		7.75	9-1-2020	225,000	217,656
Ukraine Government		7.75	9-1-2023	550,000	500,363
Ukraine Government		7.75	9-1-2025	400,000	349,485
United Mexican States		6.75	9-27-2034	850,000	958,375
ZAR Sovereign Capital Fund Proprietary Limited		3.90	6-24-2020	200,000	197,848

Total Yankee Government Bonds (Cost $47,121,465)					43,121,206

Total investments in securities (Cost $56,017,546)	97.05%				51,343,544
Other assets and liabilities, net	2.95				1,560,840

Total net assets	100.00%				$52,904,384

††	On the last interest date, partial interest was paid.
†	Non-income-earning security

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	0	17,013,685	17,013,685	0	$0	0.00%

*	No longer held at the end of the period.

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in :
Participation notes	$0	$189,000	$0	$189,000
Yankee corporate bonds and notes	0	8,033,338	0	8,033,338
Yankee government bonds	0	43,121,206	0	43,121,206

Total assets	$0	$51,343,544	$0	$51,343,544

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 91.50%

Brazil : 3.30%
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,900	$50,366
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	46,900	204,968
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	12,835	127,022
Banco de Brasil SA (Financials, Banks)	78,600	907,142
Banco Santander (Brasil) SA (Financials, Banks)	20,300	117,117
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure) †	12,900	63,249
BRF SA (Consumer Staples, Food Products) †	51,700	296,403
CCR SA (Industrials, Transportation Infrastructure)	91,282	306,634
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	24,341	177,695
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	3,659	48,474
Companhia Hering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,310	75,429
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers)	13,100	48,748
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,664	138,575
Duratex SA (Materials, Paper & Forest Products)	29,400	93,058
EDP Energias do Brasil SA (Utilities, Electric Utilities)	20,047	70,971
Embraer SA (Industrials, Aerospace & Defense)	64,330	362,657
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	25,600	94,337
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	9,200	102,325
Equatorial Energia SA (Utilities, Electric Utilities)	15,714	295,181
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	27,133	173,660
Fibria Celulose SA (Materials, Paper & Forest Products)	20,466	387,515
Fleury SA (Health Care, Health Care Providers & Services)	15,905	88,841
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,320	48,804
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A†	10,900	79,798
Hypermarcas SA (Health Care, Pharmaceuticals)	31,136	258,460
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	6,780	68,607
Iochpe Maxion SA (Industrials, Machinery)	10,100	63,442
IRB-Brasil Resseguros SA (Financials, Insurance)	13,200	255,500
JBS SA (Consumer Staples, Food Products)	99,929	304,154
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	136,869	371,638
Linx SA (Information Technology, Software)	9,400	68,063
Localiza Rent A Car SA (Industrials, Road & Rail)	40,521	281,981
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	54,433	550,383
M Dias Branco SA (Consumer Staples, Food Products)	9,755	101,939
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	5,600	238,409
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	28,700	90,026
Natura Cosmeticos SA (Consumer Staples, Personal Products)	20,876	220,853
Notre Dame Intermedica Participacoes SA (Health Care, Health Care Providers & Services) †	12,100	87,300
Odontoprev SA (Health Care, Health Care Providers & Services)	18,162	65,284
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	23,100	146,055
Porto Seguro SA (Financials, Insurance)	8,868	118,928
Qualicorp SA (Health Care, Health Care Providers & Services)	20,801	74,554
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	19,833	318,651
Sao Martinho SA (Consumer Staples, Food Products)	15,011	70,067
Smiles Fidelidade SA (Communication Services, Media)	4,000	45,720
Totvs SA (Information Technology, Software)	10,300	77,243
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	31,698	387,311
Via Varejo SA (Consumer Discretionary, Specialty Retail)	29,600	39,650
WEG SA (Industrials, Machinery)	68,333	314,894

		8,978,081

Chile : 2.25%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	204,777	55,534
Aguas Andinas SA Class A (Utilities, Water Utilities)	184,558	108,268
Antarchile SA (Industrials, Industrial Conglomerates)	15,120	217,245
Banco de Chile (Financials, Banks)	3,345,805	481,723
Banco de Credito e Inversiones (Financials, Banks)	5,502	356,352
Banco Santander Chile (Financials, Banks)	2,355,409	181,943

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Chile (continued)
CAP SA (Materials, Metals & Mining)	5,795	$53,064
Cencosud SA (Consumer Staples, Food & Staples Retailing)	130,154	240,918
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	578,247	119,587
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	14,755	193,305
Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services)	15,423	127,333
Empresas CMPC SA (Materials, Paper & Forest Products)	129,520	447,399
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	52,209	704,588
Enel Americas SA (Utilities, Electric Utilities)	1,802,127	311,870
Enel Chile SA (Utilities, Electric Utilities)	1,842,807	179,059
Engie Energia Chile SA (Utilities, Electric Utilities)	30,521	56,659
Grupo Security SA (Financials, Banks)	228,942	97,766
Hortifrut SA (Consumer Staples, Food Products)	20,750	62,408
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	6,563	9,752
Inversiones La Construccion SA (Financials, Diversified Financial Services)	2,906	46,340
Itau CorpBanca SA (Financials, Banks)	21,160,454	200,379
Parque Arauco SA (Real Estate, Real Estate Management & Development)	52,613	122,988
Quinenco SA (Industrials, Industrial Conglomerates)	45,266	121,315
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	96,441	83,288
SACI Falabella (Consumer Discretionary, Multiline Retail)	113,115	845,461
Salfacorp SA (Industrials, Construction & Engineering)	45,447	65,434
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	54,547	85,277
SMU SA (Consumer Staples, Food & Staples Retailing) †	304,851	87,602
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	539,168	241,635
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	596,868	52,566
Sonda SA (Information Technology, IT Services)	39,487	58,793
Vina Concha y Toro SA (Consumer Staples, Beverages)	54,750	111,680

		6,127,531

China : 9.49%
Agricultural Bank of China H Shares (Financials, Banks)	2,740,000	1,239,724
Air China H Shares (Industrials, Airlines)	212,000	205,118
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	398,000	142,434
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	120,000	626,534
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	11,700	62,209
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Automobiles) 144A	179,000	109,816
Bank of China Limited H Shares (Financials, Banks)	7,236,000	3,162,975
Bank of Communications Limited H Shares (Financials, Banks)	681,000	517,887
BBMG Corporation (Materials, Construction Materials)	231,000	74,402
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	174,000	193,482
Boe Technology Group Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	77,900	24,194
CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	897,000	222,416
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,067,000	286,388
China CITIC Bank H Shares (Financials, Banks)	859,351	544,783
China Coal Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	264,000	105,614
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	419,000	407,004
China Communications Services Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	240,000	200,307
China Cosco Holdings Company Limited (Industrials, Marine)	277,500	112,788
China Eastern Airlines Company H Shares (Industrials, Airlines)	194,000	120,506
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	720,000	87,423
China Everbright Bank Company Limited H Shares (Financials, Banks)	481,000	213,327
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	297,000	233,455
China Merchants Bank Company Limited H Shares (Financials, Banks)	378,000	1,562,922
China Merchants Securities H Shares (Financials, Capital Markets)	93,000	127,186
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	613,700	453,372
China National Building Material Company Limited H Shares (Materials, Construction Materials)	422,000	328,474
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,662,000	2,262,564

2

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	183,500	$235,004
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	375,000	344,613
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components) 144A	147,000	103,900
China Reinsurance Group Corporation H Shares (Financials, Insurance)	661,000	137,708
China Resources Cement Holdings Limited (Materials, Construction Materials)	226,000	220,685
China Resources Gas Group Limited (Utilities, Gas Utilities)	74,000	298,402
China Southern Airlines Company H Shares (Industrials, Airlines)	210,000	143,060
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	1,132,000	609,116
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	142,400	489,591
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	70,700	33,073
Chongqing Rural Commercial Bank (Financials, Banks)	249,000	145,441
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	225,000	419,862
COSCO Shipping Development Company Limited H Shares (Industrials, Marine) †	394,000	44,315
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	152,000	154,254
CRRC Corporation Limited H Shares (Industrials, Machinery)	422,000	393,737
CSC Financial Company Limited H Shares (Financials, Capital Markets)	121,000	73,924
CSG Holding Company Limited Class B (Materials, Construction Materials)	151,700	51,575
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	242,000	59,387
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	256,000	247,035
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	50,800	156,802
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	304,500	194,594
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	296,400	308,371
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	112,000	173,497
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets)	71,600	148,801
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	410,000	255,726
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	446,000	140,230
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	110,000	147,904
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	129,000	155,809
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,712	52,743
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	108,400	319,353
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	348,000	88,512
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	72,800	50,059
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,032,692	1,426,314
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	668,000	685,588
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	1,289,000	779,265
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	300,000	101,994
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	60,500	208,781
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	99,900	134,765
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	82,300	203,015
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	94,500	189,628
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	144,500	133,899
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	372,000	168,788
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	110,800	545,928
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	210,000	84,011
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	61,000	87,321
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	60,000	244,248
Weichai Power Company Limited (Industrials, Machinery)	210,000	225,460
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	18,500	37,288
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	170,000	152,531
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	111,500	106,170
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	124,000	104,126

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

China (continued)
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	604,000	$227,735

		25,871,242

Colombia : 0.65%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	28,499	117,380
Banco de Bogota SA (Financials, Banks)	6,121	112,427
Celsia SA ESP (Utilities, Electric Utilities)	70,737	87,492
Cementos Argos SA (Materials, Construction Materials)	64,738	140,126
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	17,097	98,860
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	197,023	112,402
Grupo Argos SA (Materials, Construction Materials)	40,646	203,356
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	31,242	312,034
Grupo Nutresa SA (Consumer Staples, Food Products)	29,542	221,976
Interconexion Electrica SA (Utilities, Electric Utilities)	56,261	225,114
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	94,000	141,529

		1,772,696

Egypt : 0.26%
Commercial International Bank ADR (Financials, Banks)	169,318	719,602

Greece : 0.50%
Eurobank Ergasias SA (Financials, Banks) †	277,834	177,398
FF Group (Consumer Discretionary, Specialty Retail) (a)†‡	3,820	8,649
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	12,938	108,096
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	29,056	343,417
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	6,901	158,206
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	15,150	131,722
National Bank of Greece SA (Financials, Banks) †	66,729	77,357
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,874	196,141
Titan Cement Company SA (Materials, Construction Materials)	6,672	149,557

		1,350,543

Hong Kong : 1.15%
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	262,000	99,121
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	162,000	548,696
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	287,500	422,578
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	160,000	303,067
Far East Horizon Limited (Financials, Diversified Financial Services)	240,000	238,957
Guangdong Investment Limited (Utilities, Water Utilities)	250,000	482,490
Hua Hong Semiconductor Limited (Information Technology, Semiconductors & Semiconductor Equipment)	70,000	148,338
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	762,000	550,268
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	233,000	79,215
Sinotruk Hong Kong Limited (Industrials, Machinery)	78,000	128,006
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	714,000	132,324

		3,133,060

India : 16.39%
3M India Limited (Industrials, Industrial Conglomerates) †	335	103,987
Aarti Industries Limited (Materials, Chemicals)	6,217	128,087
Adani Power Limited (Utilities, Independent Power & Renewable Electricity Producers) †	100,722	80,208
Aditya Birla Fashion and Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	47,128	122,427
Aia Engineering Limited (Industrials, Machinery)	3,665	89,389
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	3,746	62,808
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	8,655	76,677
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	6,146	168,666
Amara Raja Batteries Limited (Information Technology, Electrical Equipment)	8,167	83,111

4

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

India (continued)
Anveshan Heavy Engineering Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (a)	697	$0
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	9,282	168,446
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	43,887	150,530
Arvind Fashions Limited (Consumer Discretionary, Specialty Retail) (a)	3,766	54,343
Arvind Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,829	27,800
Ashok Leyland Limited (Industrials, Machinery)	200,470	323,162
Associated Cement Companies Limited (Materials, Construction Materials)	6,489	138,308
Astral Poly Technik Limited (Industrials, Building Products)	5,530	82,389
Atul Limited (Materials, Chemicals)	2,152	107,124
AU Small Finance Bank Limited (Financials, Banks) 144A	13,078	106,630
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	37,391	434,936
Bajaj Finance Limited (Financials, Consumer Finance)	22,604	823,046
Bajaj Finserv Limited (Financials, Insurance)	7,249	623,474
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	9,201	126,790
Bandhan Bank Limited (Financials, Banks) 144A	21,232	147,340
Bank of Baroda (Financials, Banks) †	95,135	143,395
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,462	111,702
Bayer Cropscience Limited (Materials, Chemicals)	1,702	105,013
Berger Paints India Limited (Materials, Chemicals)	33,594	154,148
Bharat Financial Inclusion Limited (Financials, Consumer Finance) †	14,091	206,841
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	108,047	502,912
Biocon Limited (Health Care, Biotechnology)	22,624	202,673
Blue Star Limited (Industrials, Building Products)	8,416	81,829
Bombay Burmah Trading Corporation Limited (Consumer Staples, Food Products)	2,120	41,985
Britannia Industries Limited (Consumer Staples, Food Products)	13,138	597,520
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	27,607	144,700
Canara Bank (Financials, Banks) †	13,847	50,822
Capital First Limited (Financials, Consumer Finance)	4,791	36,049
Carborundum Universal Limited (Industrials, Machinery)	16,320	84,826
Care Ratings Limited (Financials, Capital Markets)	2,845	39,135
Castrol India Limited (Materials, Chemicals)	34,032	73,733
Ceat Limited (Consumer Discretionary, Auto Components)	2,087	37,855
Century Plyboards India Limited (Materials, Paper & Forest Products)	13,210	33,046
Century Textiles and Industries Limited (Materials, Construction Materials)	5,122	67,686
Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	37,103	81,505
Cholamandalam Investment Limited (Financials, Consumer Finance)	6,563	123,736
Cipla Limited India (Health Care, Pharmaceuticals)	58,380	453,043
City Union Bank Limited (Financials, Banks)	75,487	188,839
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	10,535	184,361
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	21,893	212,019
Coromandel International Limited (Materials, Chemicals)	11,518	67,188
Crisil Limited (Financials, Capital Markets)	2,135	45,961
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	43,172	134,388
Cummins India Limited (Industrials, Machinery)	14,156	163,913
Cyient Limited (Information Technology, Software)	9,964	85,579
Dabur India Limited (Consumer Staples, Personal Products)	68,704	403,283
DCB Bank Limited (Financials, Banks)	31,954	71,936
Dewan Housing Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	23,183	70,768
Dish TV India Limited (Communication Services, Media)	144,760	79,551
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	14,301	295,346
DLF Limited (Real Estate, Real Estate Management & Development)	63,923	163,350
Doctor Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	2,623	102,451
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	9,401	361,374
Edelweiss Financial Services Limited (Financials, Capital Markets)	80,593	196,235
EIH Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,391	57,052
Emami Limited (Consumer Staples, Personal Products)	32,739	205,491
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	2,902	46,585
Equitas Holdings Limited (Financials, Consumer Finance) †	29,660	45,812
Eris Lifesciences Limited (Health Care, Pharmaceuticals) 144A†	6,955	62,096
Escorts Limited (Industrials, Machinery)	6,813	68,888
Exide Industries Limited (Consumer Discretionary, Auto Components)	48,068	181,251
Fertilisers & Chemicals Travancore Limited (Materials, Chemicals) †	69,286	36,236

5

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

India (continued)
Finolex Cables Limited (Industrials, Electrical Equipment)	9,207	$60,550
Finolex Industries Limited (Materials, Chemicals)	7,108	56,486
Future Retail Limited (Consumer Discretionary, Multiline Retail)	24,202	182,622
Gail India Limited (Utilities, Gas Utilities)	107,086	527,095
Gillette India Limited (Consumer Staples, Personal Products)	933	87,595
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	1,229	128,167
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	3,489	68,108
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	15,633	146,505
Godrej Consumer Products Limited (Consumer Staples, Personal Products)	43,438	467,662
Godrej Properties Limited (Real Estate, Real Estate Management & Development)	7,233	68,827
Gruh Finance Limited (Financials, Thrifts & Mortgage Finance)	30,987	131,915
Gujarat Fluorochemicals Limited (Materials, Chemicals)	4,291	54,925
Gujarat Narmada Valley Fertilizers Company Limited (Materials, Chemicals)	7,491	36,689
Gujarat Piavav Port Limited (Industrials, Transportation Infrastructure)	28,136	38,352
Gujarat State Fertilizers & Chemicals Limited (Materials, Chemicals)	22,625	34,443
Hatsun Agro Products Limited (Consumer Staples, Food Products)	5,889	52,384
Havells India Limited (Industrials, Electrical Equipment)	32,245	316,782
HCL Technologies Limited (Information Technology, IT Services)	55,031	801,442
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	11,853	519,597
Hexaware Technologies Limited (Information Technology, IT Services)	8,448	39,267
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	89,837	299,500
Hindustan Unilever Limited (Consumer Staples, Household Products)	98,183	2,470,940
Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	244	77,646
India Cements Limited (Materials, Construction Materials)	24,284	32,735
India Infoline Limited (Financials, Capital Markets)	18,418	124,641
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	33,524	344,211
Indiabulls Real Estate Limited (Real Estate, Real Estate Management & Development) †	32,004	35,932
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	72,296	149,633
Indraprastha Gas Limited (Utilities, Gas Utilities)	25,328	95,632
Infibeam Avenues Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	64,350	41,133
Info Edge India Limited (Communication Services, Interactive Media & Services)	6,490	143,926
Infosys Limited (Information Technology, IT Services)	74,181	710,411
Infosys Limited ADR (Information Technology, IT Services)	309,460	3,051,276
Infrastructure Development Finance Company Limited (Financials, Diversified Financial Services)	117,959	69,308
Interglobe Aviation Limited (Industrials, Airlines)	10,166	151,443
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	10,337	118,128
IRB Infrastructure Developers Limited (Industrials, Construction & Engineering)	13,271	28,420
Jain Irrigation Systems Limited (Industrials, Machinery)	39,748	37,954
Jindal Steel & Power Limited (Materials, Metals & Mining) †	54,316	120,057
JM Financial Limited (Financials, Capital Markets)	44,188	55,825
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers) †	41,740	40,934
JSW Steel Limited (Materials, Metals & Mining)	118,888	536,058
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,955	125,543
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	10,760	119,619
Jyothy Laboratories Limited (Consumer Staples, Household Products)	31,762	84,629
Kajaria Ceramics Limited (Industrials, Building Products)	9,376	59,146
Karnataka Bank Limited (Financials, Banks)	35,371	52,553
Karur Vysya Bank Limited (Financials, Banks)	80,157	90,859
KEC International Limited (Industrials, Construction & Engineering)	22,977	96,761
Kotak Mahindra Bank Limited (Financials, Banks)	127,968	2,265,673
KPIT Technologies Limited (Information Technology, Software)	17,298	51,736
KPR Mill Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,090	67,563
KRBL Limited (Consumer Staples, Food Products)	8,887	38,088
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	72,296	149,582
Lakshmi Machine Works Limited (Industrials, Machinery)	817	68,390
Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	3,167	71,331
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A	11,764	64,816
Lupin Limited (Health Care, Pharmaceuticals)	25,399	323,159
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	29,508	190,207
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	90,976	1,032,397
Manappuram Finance Limited (Financials, Consumer Finance)	31,656	39,198
Marico Limited (Consumer Staples, Personal Products)	70,955	363,200
Minda Industries Limited (Consumer Discretionary, Auto Components)	9,661	44,815
Mindtree Limited (Information Technology, IT Services)	11,691	147,054

6

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

India (continued)
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	139,547	$311,751
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	3,588	31,607
Mphasis Limited (Information Technology, IT Services)	7,547	108,627
MRF Limited (Consumer Discretionary, Auto Components)	307	296,591
Multi Commodity Exchange of India Limited (Financials, Capital Markets)	3,940	41,500
Muthoot Finance Limited (Financials, Consumer Finance)	29,964	194,587
Nagarjuna Construction Company Limited (Industrials, Construction & Engineering)	56,040	69,955
Natco Pharma Limited (Health Care, Pharmaceuticals)	12,799	131,231
National Aluminum Company Limited (Materials, Metals & Mining)	62,539	60,525
Nestle India Limited (Consumer Staples, Food Products)	3,343	516,348
NHPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	234,267	87,226
NIIT Technologies Limited (Information Technology, Software)	4,271	66,784
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	200,737	404,095
Oracle Financials Services Limited (Information Technology, Software)	1,225	60,442
Orient Electric Limited (Industrials, Electrical Equipment)	25,521	51,137
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	417	162,247
Persistent Systems Limited (Information Technology, IT Services)	5,965	51,827
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	133,943	411,659
Pfizer Limited (Health Care, Pharmaceuticals)	2,009	78,809
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	6,464	56,998
Pidilite Industries Limited (Materials, Chemicals)	23,683	395,300
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	9,925	313,294
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	11,682	151,944
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	12,538	38,957
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	1,183	162,447
Punjab National Bank (Financials, Banks) †	73,033	73,248
PVR Limited (Communication Services, Entertainment)	2,446	50,398
Quess Corporation Limited (Industrials, Professional Services) 144A†	3,712	38,665
Rain Industries Limited (Materials, Chemicals)	23,019	44,010
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,762	88,156
RBL Bank Limited (Financials, Banks) 144A	36,640	288,304
Relaxo Footwears Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,671	82,720
Reliance Capital Limited (Financials, Diversified Financial Services)	11,882	38,547
Reliance Energy Limited (Utilities, Electric Utilities)	12,362	58,764
Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	32,597	80,680
RP-SG Business Process Services Limited (Information Technology, IT Services) (a)†	1,159	0
RP-SG Retail Limited (Consumer Discretionary, Specialty Retail) (a)†	3,477	16,118
Rural Electrification Corporation Limited (Financials, Diversified Financial Services)	79,104	113,387
Sadbhav Engineering Limited (Industrials, Construction & Engineering)	11,227	33,611
Sanofi India Limited (Health Care, Pharmaceuticals)	892	78,792
Schaeffler India Limited (Industrials, Machinery)	921	69,757
Shriram City Union Finance Limited (Financials, Consumer Finance)	2,270	51,170
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	14,834	245,939
SKF India Limited (Industrials, Machinery)	2,558	69,989
Solar Industries India Limited (Materials, Chemicals)	4,444	65,568
South Indian Bank Limited (Financials, Banks)	188,286	43,495
SRF Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,101	96,305
Star Cement Limited (Materials, Construction Materials)	33,484	47,563
State Bank of India (Financials, Banks) †	270,168	1,103,427
Sterlite Technologies Limited (Information Technology, Communications Equipment)	19,987	99,713
Strides Shasun Limited (Health Care, Pharmaceuticals)	8,838	61,585
Sun Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	126,228	892,172
Sun TV Network Limited (Communication Services, Media)	9,653	81,932
Sundaram Finance Limited (Financials, Consumer Finance)	11,271	236,296
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	11,662	85,112
Supreme Industries Limited (Materials, Chemicals)	6,016	85,788
Tata Chemicals Limited (Materials, Chemicals)	18,119	181,320
Tata Consultancy Services Limited (Information Technology, IT Services)	104,303	2,945,611
Tata Elxsi Limited (Information Technology, Software)	3,327	48,885
Tata Power Company Limited (Utilities, Electric Utilities)	134,922	147,321
Tata Steel Limited (Materials, Metals & Mining)	62,923	478,050
Tech Mahindra Limited (Information Technology, IT Services)	61,552	623,468
Thermax India Limited (Industrials, Machinery)	5,051	75,462

7

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

India (continued)
TI Financial Holdings Limited (Financials, Insurance)	12,222	$91,338
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	34,802	462,945
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,647	118,270
Torrent Power Limited (Utilities, Electric Utilities)	11,906	46,278
TV18 Broadcast Limited (Communication Services, Media) †	95,900	49,398
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	20,623	164,937
Ujjivan Financial Services Limited (Financials, Consumer Finance)	9,428	29,504
United Breweries Limited (Consumer Staples, Beverages)	14,142	251,591
United Spirits Limited (Consumer Staples, Beverages) †	31,894	307,705
Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,928	59,733
Varun Beverages Limited (Consumer Staples, Beverages)	5,611	62,438
VIP Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,892	91,099
Wabco India Limited (Consumer Discretionary, Auto Components)	579	56,234
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	3,770	75,670
Wockhardt Limited (Health Care, Pharmaceuticals)	6,217	48,370
Zee Entertainment Enterprises Limited (Communication Services, Media)	46,560	326,411

		44,654,397

Indonesia : 1.11%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	806,700	91,090
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	146,900	40,057
PT Bank Danamon Indonesia Tbk (Financials, Banks)	258,300	134,094
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	783,300	465,517
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	443,100	82,718
PT Bank Tabungan Pensiunan Nasional Tbk (Financials, Banks)	73,340	18,255
PT Bayan Resources Group Tbk (Energy, Oil, Gas & Consumable Fuels)	2,400	3,339
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development)	963,600	90,953
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	363,900	151,386
PT Elang Mahkota Teknologi Tbk (Communication Services, Media)	3,000	1,851
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	43,500	249,397
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	799,000	205,581
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †	6,219,100	53,049
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	41,600	61,807
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	247,300	170,313
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	199,400	57,579
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	2,319,100	247,273
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development)	1,558,500	28,767
PT Mayora Indah Tbk (Consumer Staples, Food Products)	388,087	69,192
PT Media Nusantara Citra Tbk (Communication Services, Media)	610,200	33,704
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services) †	616,800	68,569
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	990,100	135,336
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	1,630,900	95,214
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	667,000	38,241
PT Surya Citra Media Tbk (Communication Services, Media)	556,500	74,511
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	293,300	82,438
PT Totalindo Eka Persada Tbk (Industrials, Construction & Engineering) †	2,893,860	162,878
PT Trada Alam Minera Tbk (Industrials, Marine) †	2,343,100	23,427
PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	409,100	44,621
PT XL Axiata Tbk (Communication Services, Wireless Telecommunication Services) †	353,200	50,378

		3,031,535

Malaysia : 4.96%
Affin Holdings Bhd (Financials, Banks)	170,300	97,675
AirAsia Bhd (Industrials, Airlines)	261,800	192,698
Alliance Financial Group Bhd (Financials, Banks)	116,300	113,951
AMMB Holdings Bhd (Financials, Banks)	172,500	175,612
Astro Malaysia Holdings Bhd (Communication Services, Media)	225,500	64,667
Axiata Group Bhd (Communication Services, Wireless Telecommunication Services)	439,600	381,347
Batu Kawan Bhd (Materials, Chemicals)	27,500	110,539
Bimb Holdings Bhd (Financials, Banks)	68,000	61,914
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	285,200	100,871
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	12,000	108,113

8

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Malaysia (continued)
Bumi Armada Bhd (Energy, Energy Equipment & Services) †	378,900	$14,488
Bursa Malaysia Bhd (Financials, Capital Markets)	58,700	98,055
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	15,100	71,161
Dialog Group Bhd (Energy, Energy Equipment & Services)	457,800	346,810
Digi.com Bhd (Communication Services, Wireless Telecommunication Services)	333,700	338,126
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	208,000	43,991
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	12,900	102,719
Gas Malaysia Bhd (Utilities, Gas Utilities)	66,860	44,898
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	227,400	341,277
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	313,900	214,543
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	71,300	167,835
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	166,400	254,501
Heineken Malaysia Bhd (Consumer Staples, Beverages)	15,100	72,027
Hong Leong Bank Bhd (Financials, Banks)	78,200	380,862
Hong Leong Financial Group Bhd (Financials, Banks)	29,800	137,303
IGB REIT Bhd (Real Estate, Equity REITs)	193,000	79,331
IJM Corporation Bhd (Industrials, Construction & Engineering)	301,800	117,561
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	247,200	97,474
IOI Corporation Bhd (Consumer Staples, Food Products)	267,400	271,586
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	189,300	73,739
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	34,900	64,054
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	62,200	63,917
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	43,800	256,446
Lotte Chemical Titan Holding Bhd (Materials, Chemicals) 144A	133,600	155,805
LPI Capital Bhd (Financials, Insurance)	22,700	86,037
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	202,900	39,033
Malayan Banking Bhd (Financials, Banks)	551,300	1,237,115
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	113,600	208,224
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	316,900	50,362
Maxis Bhd (Communication Services, Wireless Telecommunication Services)	230,700	299,367
MISC Bhd (Industrials, Marine)	132,600	194,884
Nestle Malaysia Bhd (Consumer Staples, Food Products)	6,000	214,219
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	45,300	64,954
Padini Holdings Bhd (Consumer Discretionary, Specialty Retail)	39,200	44,966
Petronas Chemicals Group Bhd (Materials, Chemicals)	221,500	486,988
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	26,900	165,855
Petronas Gas Bhd (Utilities, Gas Utilities)	57,300	259,353
Press Metal Bhd (Materials, Metals & Mining)	202,900	230,805
Public Bank Bhd (Financials, Banks)	277,800	1,654,385
Ql Resources Bhd (Consumer Staples, Food Products)	71,160	120,060
RHB Capital Bhd (Financials, Banks)	248,900	312,277
Scientex Bhd (Materials, Chemicals)	32,700	71,425
Sime Darby Bhd (Industrials, Industrial Conglomerates)	326,600	178,734
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	275,500	65,509
SP Setia Bhd (Real Estate, Real Estate Management & Development)	194,600	99,986
Sunway Bhd (Real Estate, Real Estate Management & Development)	226,100	78,888
Sunway REIT Bhd (Real Estate, Real Estate Management & Development)	199,900	78,345
Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	231,700	129,014
Tenaga Nasional Bhd (Utilities, Electric Utilities)	318,200	1,082,846
Time Dotcom Bhd (Communication Services, Diversified Telecommunication Services)	47,200	90,802
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	148,800	212,292
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	52,200	62,997
United Plantations Bhd (Consumer Staples, Food Products)	12,900	80,461
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	128,175	48,703
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	88,900	80,094
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	79,500	81,694
YTL Corporation Bhd (Utilities, Multi-Utilities)	560,062	149,903
YTL Power International Bhd (Utilities, Multi-Utilities)	234,400	49,574

		13,526,047

Mexico : 3.76%
Aleatica SAB de CV (Industrials, Transportation Infrastructure)	76,491	94,553

9

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Mexico (continued)
Alpek SAB de CV (Materials, Chemicals)	34,100	$41,549
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	41,174	103,189
America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	2,297,523	1,541,935
Arca Continental SAB de CV (Consumer Staples, Beverages)	35,367	182,919
Banco del Bajio SA (Financials, Banks)	80,500	149,975
Banco Santander Mexico SA (Financials, Banks)	153,978	189,279
Becle SAB de CV ADR (Consumer Staples, Beverages)	46,500	58,508
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	44,528	269,678
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	55,700	69,510
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	17,233	102,668
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	301,953	304,123
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	194,428	1,684,764
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	81,093	49,762
Gentera SAB de CV (Financials, Consumer Finance)	100,148	73,904
GMexico Transportes SAB de CV (Industrials, Road & Rail) 144A	50,600	60,485
Gruma SAB de CV Class B (Consumer Staples, Food Products)	18,635	204,169
Grupo Aeromexico SAB de CV (Industrials, Airlines) †	51,670	55,037
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	31,610	141,528
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	37,315	259,764
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	19,265	258,075
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	47,501	151,835
Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	17,000	88,467
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	26,644	48,932
Grupo Elektra SAB de CV (Financials, Banks)	6,064	274,990
Grupo Financiero Banorte SAB de CV (Financials, Banks)	252,400	1,156,982
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	212,100	283,547
Grupo Lala SAB de CV (Consumer Staples, Food Products)	55,967	50,760
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	16,255	56,415
Industrias CH SAB de CV Series B (Materials, Metals & Mining) †	13,600	58,787
Industrias Penoles SAB de CV (Materials, Metals & Mining)	10,923	124,612
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	75,705	66,876
Mexichem SAB de CV (Materials, Chemicals)	83,124	193,988
Nemak SAB de CV (Consumer Discretionary, Auto Components)	271,000	194,259
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	78,204	102,204
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	34,094	55,947
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	16,239	143,451
Regional SAB de CV (Financials, Banks)	20,200	87,157
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	489,139	1,211,688

		10,246,271

Philippines : 1.64%
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	163,700	98,994
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates) †	564,700	123,092
Ayala Corporation (Financials, Diversified Financial Services)	26,770	486,335
Bank of the Philippine Islands (Financials, Banks)	207,010	371,691
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	439,300	70,002
China Banking Corporation (Financials, Banks)	246,608	130,078
D&L Industries Incorporated (Materials, Chemicals)	300,900	58,550
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	418,400	98,615
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) (a)	231,800	30,379
Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	3,000	112,743
Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	6,800	42,159
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	10,253	173,874
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	165,830	295,786
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	61,620	327,760
Manila Electric Company (Utilities, Electric Utilities)	25,430	186,811
Manila Water Company (Utilities, Water Utilities)	123,400	63,489
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,056,300	94,792
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	549,008	85,881
Philippine National Bank (Financials, Banks) †	142,630	112,280
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	32,253	68,911
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	83,830	75,916

10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Philippines (continued)
PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	11,125	$244,771
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	110,010	89,433
Robinsons Land Company (Real Estate, Real Estate Management & Development)	541,700	211,236
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	69,770	101,687
San Miguel Corporation (Industrials, Industrial Conglomerates)	190,540	636,692
Union Bank of Philippines (Financials, Banks)	11,760	15,188
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	563,400	57,049

		4,464,194

Russia : 1.82%
Aeroflot PJSC (Industrials, Airlines)	54,658	93,261
Alrosa PJSC (Materials, Metals & Mining)	303,200	447,967
Bank Otkritie Financial Corporation PJSC (Financials, Banks) (a)†	3,758	0
Credit Bank of Moscow PJSC (Financials, Banks) †	1,183,600	89,194
Federal Grid Company Unified Energy System PJSC (Utilities, Electric Utilities)	25,550,000	59,863
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	21,065	114,443
Inter Rao Ues PJSC (Utilities, Electric Utilities)	3,450,002	204,940
LSR Group PJSC (Real Estate, Real Estate Management & Development)	4,384	41,864
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	6,291	457,600
M.video PSJC (Consumer Discretionary, Specialty Retail) †	7,610	46,171
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	175,300	120,094
Megafon PJSC (Communication Services, Wireless Telecommunication Services) †	27,030	233,830
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	5,093	960,069
Mobile TeleSystems PJSC (Communication Services, Wireless Telecommunication Services)	106,044	394,025
Nizhnekamskneftekhim PJSC (Materials, Chemicals) †	21,000	20,060
Novolipetsk Steel PJSC (Materials, Metals & Mining)	93,250	219,263
PhosAgro PJSC (Materials, Chemicals)	4,006	153,543
PIK Group PJSC (Real Estate, Real Estate Management & Development)	16,429	86,461
Polyus PJSC (Materials, Metals & Mining)	2,327	165,634
Rosgosstrakh PJSC (Financials, Insurance) †	662,000	2,055
Rostelecom PJSC (Communication Services, Diversified Telecommunication Services)	104,240	110,463
Rushydro PJSC (Utilities, Electric Utilities)	17,687,000	137,325
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	5,776	46,915
Safmar Financial Investment PJSC (Financials, Consumer Finance)	6,030	52,056
Severstal PJSC (Materials, Metals & Mining)	18,440	273,462
Sistema PJSC (Communication Services, Wireless Telecommunication Services)	370,400	47,218
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	1,013,000	42,334
United Wagon PJSC (Industrials, Road & Rail) †	11,088	66,826
VTB Bank PJSC (Financials, Banks)	504,850,000	279,702

		4,966,638

South Africa : 4.88%
Absa Group Limited (Financials, Banks)	63,961	710,742
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	51,276	56,238
AECI Limited (Materials, Chemicals)	10,463	68,703
Anglo American Platinum Limited (Materials, Metals & Mining)	5,687	182,608
Anglogold Ashanti Limited (Materials, Metals & Mining)	31,230	313,523
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	37,879	402,002
Astral Foods Limited (Consumer Staples, Food Products)	3,623	45,880
Attacq Limited (Real Estate, Real Estate Management & Development)	69,590	74,065
Avi Limited (Consumer Staples, Food Products)	31,642	227,564
Barloworld Limited (Industrials, Trading Companies & Distributors)	17,567	145,784
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	27,996	517,468
Blue Label Telecoms Limited (Industrials, Commercial Services & Supplies) †	59,654	22,598
Capitec Bank Holdings Limited (Financials, Banks)	5,806	460,835
Cashbuild Limited (Consumer Discretionary, Specialty Retail)	2,435	53,942
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	21,901	296,765
Coronation Fund Managers Limited (Financials, Capital Markets)	13,251	42,702
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	87,754	204,461
Equites Property Fund Limited (Real Estate, Equity REITs)	44,881	60,883

11

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

South Africa (continued)
Fortress REIT Limited Class B (Real Estate, Equity REITs)	86,162	$88,284
Foschini Limited (Consumer Discretionary, Specialty Retail)	20,892	263,495
Gold Fields Limited (Materials, Metals & Mining)	60,746	176,907
Growthpoint Properties Limited (Real Estate, Equity REITs)	231,034	393,760
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	32,668	49,195
Hosken Consolidated Investments Limited (Industrials, Industrial Conglomerates)	11,018	99,378
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	20,205	130,047
Imperial Holdings Limited (Consumer Discretionary, Distributors)	17,317	79,358
Investec Limited (Financials, Capital Markets)	25,317	152,829
Italtile Limited (Consumer Discretionary, Specialty Retail)	97,489	94,192
JSE Limited (Financials, Capital Markets)	7,445	88,956
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	191,110	113,077
Liberty Holdings Limited (Financials, Insurance)	12,495	96,471
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	107,943	202,509
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	9,422	71,419
MMI Holdings Limited (Financials, Insurance) †	89,210	111,426
Mondi Limited (Materials, Paper & Forest Products)	10,867	239,158
Montauk Holdings Limited (Utilities, Independent Power & Renewable Electricity Producers)	8,199	44,507
Motus Holdings Limited (Consumer Discretionary, Specialty Retail) †	17,317	108,710
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	21,905	380,938
Nampak Limited (Materials, Containers & Packaging) †	64,226	66,225
Nedbank Group Limited (Financials, Banks)	20,648	396,027
Netcare Limited (Health Care, Health Care Providers & Services)	107,772	199,077
Omnia Holdings Limited (Materials, Chemicals)	7,243	42,725
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	31,260	165,788
Pioneer Foods Group Limited (Consumer Staples, Food Products)	16,416	100,684
PPC Limited (Materials, Construction Materials)	129,316	49,641
Redefine Properties Limited (Real Estate, Equity REITs)	472,798	327,168
Resilient REIT Limited (Real Estate, Equity REITs)	32,407	140,794
Reunert Limited (Industrials, Industrial Conglomerates)	14,684	77,728
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	213,528	59,935
Santam Limited (Financials, Insurance)	4,255	97,327
Sappi Limited (Materials, Paper & Forest Products)	47,145	257,620
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	39,710	564,930
Sibanye Gold Limited (Materials, Metals & Mining) †	112,504	69,002
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	16,178	228,532
Standard Bank Group Limited (Financials, Banks)	111,250	1,406,324
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	37,668	101,816
Telkom South Africa Limited (Communication Services, Diversified Telecommunication Services)	26,993	110,455
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	26,973	399,571
Tiger Brands Limited (Consumer Staples, Food Products)	16,290	315,015
Tongaat-Hulett Limited (Consumer Staples, Food Products)	9,308	45,906
Truworths International Limited (Consumer Discretionary, Specialty Retail)	39,760	251,779
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,984	73,298
Vodacom Group Proprietary Limited (Communication Services, Wireless Telecommunication Services)	38,009	344,196
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	77,641	119,329
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	5,898	61,896
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	88,135	356,133

		13,300,300

South Korea : 18.38%
Amicogen Incorporated (Health Care, Biotechnology) †	1,525	48,636
Amorepacific Group (Consumer Staples, Personal Products)	4,727	273,681
Asiana Airlines (Industrials, Airlines) †	19,840	79,824
BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	2,338	31,807
BNK Financial Group Incorporated (Financials, Banks)	30,454	208,379
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,975	95,567
Cafe24 Corporation (Information Technology, IT Services) †	757	68,680
Celltrion Incorporated (Health Care, Pharmaceuticals) †	7,065	1,509,494
Cheil Worldwide Incorporated (Communication Services, Media)	7,930	165,894
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	765	69,952
CJ CGV Company Limited (Communication Services, Entertainment)	1,683	62,458
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	884	264,975

12

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

South Korea (continued)
CJ Corporation (Industrials, Industrial Conglomerates)	1,987	$231,325
CJ Korea Express Corporation (Industrials, Road & Rail) †	1,537	218,014
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	1,880	390,776
Com2us Corporation (Communication Services, Entertainment)	915	115,094
Cosmax Incorporated (Consumer Staples, Personal Products)	707	85,777
Coway Company Limited (Consumer Discretionary, Household Durables)	4,881	341,380
CrystalGenomics Incorporated (Health Care, Biotechnology) †	3,613	59,628
DAEA TI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,697	43,098
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	2,781	235,192
Daesang Corporation (Consumer Staples, Food Products)	2,512	54,231
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	23,082	102,340
Daewoo International Corporation (Industrials, Trading Companies & Distributors)	4,900	84,366
Daewoo Securities Company Limited (Financials, Capital Markets)	56,834	360,996
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	3,862	113,178
Daewoong Company Limited (Health Care, Pharmaceuticals)	4,977	73,926
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	710	120,028
Daishin Securities Company Limited (Financials, Capital Markets)	5,804	63,169
Daou Technology Incorporated (Financials, Capital Markets)	3,199	57,362
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,933	51,709
DGB Financial Group Incorporated (Financials, Banks)	15,898	124,807
Dongbu Insurance Company Limited (Financials, Insurance)	5,755	347,574
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	7,535	50,079
Dongsung Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	2,508	52,243
Doosan Bobcat Incorporated (Industrials, Machinery)	3,843	112,621
Doosan Corporation (Industrials, Industrial Conglomerates)	1,941	210,385
Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	9,229	93,858
Doosan Infracore Company Limited (Industrials, Machinery) †	14,976	113,427
DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,059	57,534
Douzone Bizon Company Limited (Information Technology, Software)	2,102	93,572
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	1,925	334,872
Ecopro Company Limited (Materials, Chemicals) †	2,015	56,174
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,121	47,752
F&F Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	914	37,834
Feelux Company Limited (Industrials, Electrical Equipment)	5,549	62,868
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,368	243,271
Foosung Company Limited (Materials, Chemicals) †	4,871	35,719
Genexine Company Limited (Health Care, Biotechnology) †	1,536	107,703
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,804	63,787
Green Cross Corporation (Health Care, Biotechnology)	661	83,734
Green Cross Holdings Corporation (Health Care, Biotechnology)	4,239	91,515
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	6,696	260,445
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,757	448,268
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	376	65,610
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	2,483	84,173
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,166	71,669
Hanall Biopharma Company Limited (Health Care, Pharmaceuticals) †	3,815	106,866
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,970	67,222
Hanil Cement Company Limited (Materials, Construction Materials) †	296	34,856
Hanjin Kal Corporation (Industrials, Airlines)	4,629	131,732
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	7,460	284,837
Hanon Systems (Consumer Discretionary, Auto Components)	17,103	160,205
Hansol Chemical Company Limited (Materials, Chemicals)	1,027	72,196
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,094	109,468
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	6,111	163,549
Hanwha Life Insurance Company Limited (Financials, Insurance)	47,171	186,841
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	2,948	85,341
Harim Holdings Company Limited (Consumer Staples, Food Products)	5,581	56,758
HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering) †	3,597	134,773
Hite Jinro Company Limited (Consumer Staples, Beverages)	3,281	51,222
HLB Life Science Company Limited (Industrials, Commercial Services & Supplies) †	3,964	59,940

13

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

South Korea (continued)
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	4,336	$333,821
Huchems Fine Chemical Corporation (Materials, Chemicals)	2,218	51,841
Hugel Incorporated (Health Care, Biotechnology) †	283	83,061
Hyosung Corporation (Materials, Chemicals)	1,425	65,978
Hyundai Construction Equipment Corporation (Industrials, Machinery) †	1,128	48,453
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	1,875	157,065
Hyundai Development Company (Industrials, Construction & Engineering)	3,569	53,490
Hyundai Elevator Company (Industrials, Machinery)	2,576	215,327
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	8,535	418,774
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	2,413	265,851
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	6,681	79,568
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	772	68,732
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	7,088	253,244
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	26,522	89,436
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery) †	1,174	114,159
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	7,434	1,197,053
Hyundai Motor Company (Consumer Discretionary, Automobiles)	16,440	1,569,276
Hyundai Robotics Company Limited (Industrials, Machinery) †	832	293,180
Hyundai Rotem Company (Industrials, Machinery) †	4,921	118,970
Hyundai Steel Company (Materials, Metals & Mining)	9,665	371,615
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	2,005	58,400
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	2,263	60,363
Industrial Bank of Korea (Financials, Banks)	27,286	360,259
Innocean Worldwide Incorporated (Communication Services, Media)	845	50,808
Inscobee Incorporated (Communication Services, Diversified Telecommunication Services) †	10,565	62,582
JB Financial Group Company Limited (Financials, Banks)	15,788	80,282
Jcontentree Corporation (Communication Services, Entertainment) †	12,933	55,034
JYP Entertainment Corporation (Communication Services, Entertainment) †	2,751	79,515
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,987	316,099
KB Financial Group Incorporated (Financials, Banks)	40,103	1,688,623
KCC Corporation (Industrials, Building Products)	785	195,383
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	2,422	66,657
Kia Motors Corporation (Consumer Discretionary, Automobiles)	26,541	722,156
Kiwoom Securities Company (Financials, Capital Markets)	1,425	108,056
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,277	91,934
Kolon Industries Incorporated (Materials, Chemicals)	1,778	85,018
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense) †	10,473	296,172
Korea Electric Power Corporation (Utilities, Electric Utilities)	35,151	931,339
Korea Gas Corporation (Utilities, Gas Utilities) †	4,772	217,112
Korea Investment Holdings Company Limited (Financials, Capital Markets)	4,925	297,446
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	1,251	76,447
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	406	57,951
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	26,564	59,955
Korea Reinsurance Company (Financials, Insurance)	13,182	104,779
Korea Zinc Company Limited (Materials, Metals & Mining)	1,499	569,004
Korean Air Lines Company Limited (Industrials, Airlines)	7,617	216,765
KT&G Corporation (Consumer Staples, Tobacco)	13,191	1,223,840
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,603	214,101
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	15,383	71,223
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,335	75,407
LEENO Industrial Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	999	44,828
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,686	57,868
LG Corporation (Industrials, Industrial Conglomerates)	14,459	931,299
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,023	344,800
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	11,647	753,296
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,181	1,222,142
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,484	132,123
LG International Corporation (Industrials, Trading Companies & Distributors)	4,087	60,888
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	27,228	429,935

14

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

South Korea (continued)
Lotte Chemical Corporation (Materials, Chemicals)	1,570	$381,663
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	44	57,466
Lotte Confectionery Company Limited (Industrials, Industrial Conglomerates) †	9,020	444,985
Lotte Fine Chemical Company Limited (Materials, Chemicals)	1,919	72,330
Lotte Food Company Limited (Consumer Staples, Food Products)	93	56,168
Lotte Himart Company Limited (Consumer Discretionary, Specialty Retail)	1,058	49,457
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	487	93,625
LS Corporation (Industrials, Electrical Equipment)	3,548	167,754
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	2,083	96,071
Mando Corporation (Consumer Discretionary, Auto Components)	3,302	87,782
Medy-Tox Incorporated (Health Care, Biotechnology)	357	179,432
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	4,599	46,977
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	5,281	99,877
Meritz Securities Company Limited (Financials, Capital Markets)	35,920	141,155
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	20,512	78,685
Naver Corporation (Communication Services, Interactive Media & Services)	15,131	1,707,544
NCsoft Corporation (Communication Services, Entertainment)	1,705	778,768
NH Investment & Securities Company Class C (Financials, Capital Markets)	16,557	204,572
NHN Entertainment Corporation (Communication Services, Entertainment) †	1,239	63,777
Nong Shim Company Limited (Consumer Staples, Food Products)	409	91,582
OIC Company Limited (Materials, Chemicals)	1,944	181,228
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	938	44,350
Ottogi Corporation (Consumer Staples, Food Products)	242	159,973
Pan Ocean Company Limited (Industrials, Marine) †	26,901	109,913
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,262	117,592
Pharmicell Company Limited (Health Care, Biotechnology) †	5,617	68,900
Poongsan Corporation (Materials, Metals & Mining)	1,691	42,465
POSCO (Materials, Metals & Mining)	9,462	2,089,161
POSCO Chemtech Company Limited (Materials, Construction Materials)	2,367	142,955
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4,330	426,839
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	2,151	184,791
Sam Chun Dang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,431	52,532
Samjin Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,552	60,020
Samsung Card Company Limited (Financials, Consumer Finance)	3,891	112,119
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,778	621,124
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	15,386	266,968
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	3,801	924,013
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,751	655,869
Samsung Securities Company Limited (Financials, Capital Markets)	7,153	198,774
Samwha Capacitor Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	928	50,831
Samyang Holdings Corporation (Consumer Staples, Food Products)	827	64,555
Sangsangin Company Limited (Information Technology, Communications Equipment) †	3,084	52,274
Seegene Incorporated (Health Care, Biotechnology) †	2,197	35,475
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,870	74,918
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,954	66,589
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	880	228,449
SK Company Limited (Industrials, Industrial Conglomerates)	4,894	1,229,012
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	56,653	3,517,596
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,136	1,075,627
SK Materials Company Limited (Materials, Chemicals)	512	73,720
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	18,394	81,226
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	5,796	1,496,893
SKC Company Limited (Materials, Chemicals)	2,308	75,152
SKC Kolon PI Incorporated (Materials, Chemicals)	1,286	38,490
SM Entertainment Company (Communication Services, Entertainment) †	1,987	94,834
Soulbrain Company Limited (Materials, Chemicals)	1,095	51,187
Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	12,424	65,060

15

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

South Korea (continued)
Studio Dragon Corporation (Communication Services, Entertainment) †	913	$88,209
Taekwang Industrial Company Limited (Materials, Chemicals)	78	94,634
Taeyoung Engineering & Construction Company Limited (Industrials, Construction & Engineering)	5,292	50,279
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,302	64,364
Woori Bank Company Limited (Financials, Banks)	47,367	661,308
Young Poong Corporation (Materials, Metals & Mining)	111	71,693
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,527	88,708
Yuhan Corporation (Health Care, Pharmaceuticals)	937	190,167

		50,097,525

Taiwan : 15.06%
Accton Technology Corporation (Information Technology, Communications Equipment)	46,000	145,610
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	343,000	221,603
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	77,000	76,496
ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	336,000	680,694
Asia Cement Corporation (Materials, Construction Materials)	237,000	259,302
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	28,000	60,633
ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	63,893
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	74,000	523,741
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	839,000	341,849
BizLink Holding Incorporated (Industrials, Electrical Equipment)	11,000	69,997
Capital Securities Corporation (Financials, Capital Markets)	307,700	93,804
Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	39,000	38,555
Casetek Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	52,000	72,932
Cathay Financial Holding Company (Financials, Insurance)	821,000	1,294,078
Cathay No.1 REIT (Real Estate, Equity REITs)	223,500	106,810
Chailease Holding Company Limited (Financials, Diversified Financial Services)	137,700	429,621
Chang Hwa Commercial Bank (Financials, Banks)	653,280	371,164
Cheng Loong Corporation (Materials, Containers & Packaging)	110,000	77,675
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	63,335	123,991
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	14,225	39,394
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	40,000	50,063
China Airlines (Industrials, Airlines)	333,000	118,923
China Bills Finance Corporation (Financials, Capital Markets)	135,000	56,101
China Development Financial Holding Corporation (Financials, Banks)	1,539,000	499,651
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	316,660	300,710
China Motor Company Limited (Consumer Discretionary, Automobiles)	66,000	49,390
China Petrochemical Development Corporation (Materials, Chemicals) †	289,000	112,123
China Steel Chemical Corporation (Materials, Chemicals)	15,000	63,309
China Steel Corporation (Materials, Metals & Mining)	1,195,000	931,123
China Synthetic Rubber Corporation (Materials, Chemicals)	67,200	89,559
Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	17,000	43,657
Chroma ATE Incorporated Chroma ATE Inc(Information Technology, Electronic Equipment, Instruments & Components)	42,000	162,265
Chunghwa Telecom Company Limited (Communication Services, Diversified Telecommunication Services)	434,000	1,507,654
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	6,000	32,823
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	76,000	75,256
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	434,000	247,988
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	137,000	90,736

16

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Taiwan (continued)
Concraft Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,600	$48,309
CTBC Financial Holding Company Limited (Financials, Banks)	1,950,000	1,294,661
CTCI Corporation (Industrials, Construction & Engineering)	62,000	91,586
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	5,777	45,951
E.SUN Financial Holding Company Limited (Financials, Banks)	1,038,077	701,005
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	33,100	75,868
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,000	63,903
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	4,000	34,089
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	118,000	103,628
Eternal Chemical Company Limited (Materials, Chemicals)	117,453	91,517
Eva Airways Corporation (Industrials, Airlines)	304,964	159,405
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	290,850	110,008
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	40,000	40,323
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	123,000	63,893
Far Eastern International Bank (Financials, Banks)	359,522	119,640
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	437,000	403,638
Far EasTone Telecommunications Company Limited (Communication Services, Wireless Telecommunication Services)	206,000	484,879
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	48,000	91,788
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	55,000	349,983
First Financial Holding Company Limited (Financials, Banks)	934,172	605,059
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	27,000	70,652
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	454,000	1,569,761
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	197,000	713,131
Formosa Sumco Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,500	20,819
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	125,000	136,357
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	106,000	214,055
Foxsemicon Integrated Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	9,400	41,657
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	702,000	1,112,206
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,000	83,600
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	40,000	48,829
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	42,000	194,991
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	60,000	75,678
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	77,723
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,936	63,124
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	78,000	56,598
Grape King Bio Limited (Consumer Staples, Personal Products)	12,000	76,750
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	70,740	74,296
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	33,000	44,784
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	282,000	68,299
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	93,000	141,607
Hiwin Technologies Corporation (Industrials, Machinery)	32,870	256,651
Holtek Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	22,000	41,998
Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,000	62,335
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,575,400	3,677,459
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	877,000	499,695

17

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Taiwan (continued)
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	29,000	$59,504
Hung Sheng Construction Company Limited (Real Estate, Real Estate Management & Development)	40,200	33,672
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,007,000	335,105
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	343,000	246,102
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	116,000	79,087
King’s Town Bank Company Limited (Financials, Banks)	103,000	106,506
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	235,000	74,159
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	35,000	51,134
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	45,000	76,409
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	87,260	86,264
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	249,000	330,636
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	63,000	34,976
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	222,536	148,109
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	21,000	122,721
Mercuries Life Insurance Company (Financials, Insurance) †	190,302	80,936
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	26,000	110,579
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,000	75,386
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	78,000	183,595
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	82,134	75,330
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	60,000	51,718
Nan Ya Plastics Corporation (Materials, Chemicals)	597,000	1,440,095
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	67,000	282,778
Oriental Union Chemical Corporation (Materials, Chemicals)	58,000	48,394
Pan Jit International Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) †	42,000	42,612
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	221,000	375,251
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	4,882	25,360
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	284,000	308,881
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	90,000	211,256
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	57,000	588,478
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	40,000	59,737
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	226,000	77,409
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	157,000	96,846
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	282,000	457,312
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	139,581
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	58,000	266,448
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	77,880	123,768
Ruentex Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	47,000	138,857
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	68,000	45,258
Sercomm Corporation (Information Technology, Communications Equipment)	22,000	44,712
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	56,000	73,815
Shin Kong Financial Holding Company Limited (Financials, Insurance)	1,186,042	402,388
Shin Kong No.1 REIT (Real Estate, Equity REITs)	192,000	92,754
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	163,000	58,211
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,000	52,075
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,154,400	399,148
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	145,000	170,649

18

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Taiwan (continued)
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	116,840	$161,975
TA-I Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,000	38,112
Taichung Commercial Bank (Financials, Banks)	257,112	85,143
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	185,000	75,678
Taishin Financial Holdings Company Limited (Financials, Banks)	946,863	416,538
Taiwan Acceptance Corporation (Financials, Consumer Finance)	14,000	41,589
Taiwan Business Bank (Financials, Banks)	496,020	169,895
Taiwan Cement Corporation (Materials, Construction Materials)	478,300	535,732
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	901,801	524,073
Taiwan Glass Industrial Corporation (Industrials, Building Products)	125,000	56,207
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	324,000	325,036
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	40,000	59,413
Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	244,000	863,464
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	27,000	77,402
Tatung Company Limited (Consumer Discretionary, Household Durables) †	206,000	270,863
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,000	55,273
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	42,000	53,997
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	38,000	65,263
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	9,000	19,928
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	49,000	132,516
TSRC Corporation (Materials, Chemicals)	74,000	65,828
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	54,000	36,641
U-Ming Marine Transport Corporation (Industrials, Marine)	55,000	57,140
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	588,000	1,378,297
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	151,000	103,685
Union Bank of Taiwan (Financials, Banks)	261,920	84,014
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,381,000	517,850
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	21,000	41,521
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	7,000	117,267
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	286,000	171,313
Wan Hai Lines Limited (Industrials, Marine)	170,000	87,755
Waterland Financial Holdings (Financials, Capital Markets)	255,527	83,374
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	346,000	168,498
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	288,607	183,182
Wistron Neweb Corporation (Information Technology, Communications Equipment)	23,599	58,995
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	150,440	183,157
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	42,000	54,611
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	23,566	283,084
Yang Ming Marine Transport (Industrials, Marine) †	138,000	40,502
YFY Incorporated (Materials, Paper & Forest Products)	174,000	65,529
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	181,150	57,342
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,172,000	597,386
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	126,000	73,633
Yungtay Engineering Company Limited (Industrials, Machinery)	35,000	66,588
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	51,000	129,646

		41,044,297

Thailand : 4.62%
Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	102,100	554,157
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	84,700	60,265

19

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value

Thailand (continued)
AP Thailand PCL (Real Estate, Real Estate Management & Development)	283,000	$58,515
B.Grimm PCL (Utilities, Independent Power & Renewable Electricity Producers)	79,400	65,186
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	134,400	137,925
Bangkok Bank PCL (Financials, Banks)	121,100	765,908
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	129,600	72,115
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	993,000	807,685
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	821,400	221,038
Bangkok Insurance PCL (Financials, Insurance)	11,000	114,055
Bangkok Life Assurance PCL (Financials, Insurance)	134,100	126,404
Bangkokland PCL (Real Estate, Real Estate Management & Development)	2,068,900	107,573
Bank of Ayudhya PCL (Financials, Banks)	168,400	208,660
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	198,400	53,691
BTS Group Holdings PCL (Industrials, Road & Rail)	976,700	280,648
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	41,000	236,868
Carabao Group PCL (Consumer Staples, Beverages)	51,500	71,642
Central Pattana PCL (Real Estate, Real Estate Management & Development)	329,800	759,631
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	116,900	150,179
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	476,800	362,448
Cimb Thai Bank PCL (Financials, Banks) †	1,894,100	47,227
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	109,500	232,235
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	24,600	179,521
Esso Thailand PCL (Energy, Oil, Gas & Consumable Fuels)	138,400	51,762
GFPT PCL (Consumer Staples, Food Products)	121,700	53,287
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	34,100	57,287
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	37,800	99,995
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	59,000	60,547
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	639,700	295,658
Indorama Ventures PCL (Materials, Chemicals)	198,600	326,094
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	1,208,500	224,154
Italian Thai Development PCL (Industrials, Construction & Engineering) †	684,800	54,555
Jasmine International PCL (Communication Services, Diversified Telecommunication Services)	359,000	56,217
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	74,200	62,609
Kiatnakin Bank PCL (Financials, Banks)	73,200	160,812
Krung Thai Bank PCL (Financials, Banks)	606,500	372,521
Krungthai Card PCL (Financials, Consumer Finance)	85,100	87,979
Land & Houses PCL (Real Estate, Real Estate Management & Development)	750,900	230,607
LPN Development PCL (Real Estate, Real Estate Management & Development)	162,700	39,577
Major Cineplex Group PCL (Communication Services, Entertainment)	53,700	35,759
MBK PCL (Real Estate, Real Estate Management & Development)	111,500	78,317
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	332,700	366,716
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,500	43,284
Muangthai Leasing PCL (Financials, Consumer Finance)	60,600	90,750
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	105,100	59,441
PTT Global Chemical PCL (Materials, Chemicals)	221,400	528,465
Quality Houses PCL (Real Estate, Real Estate Management & Development)	842,500	75,828
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	61,000	92,277
Robinson PCL (Consumer Discretionary, Multiline Retail)	53,600	109,604
Saha Pathana Inter Holding PCL (Real Estate, Real Estate Management & Development)	29,800	58,445
Sansiri PCL (Real Estate, Real Estate Management & Development)	1,555,700	63,387
Siam City Cement PCL (Materials, Construction Materials)	11,700	83,959
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	203,500	123,136
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	170,100	62,066
Supalai PCL (Real Estate, Real Estate Management & Development)	181,800	112,217
Thai Airways International PCL (Industrials, Airlines) †	141,600	62,000
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	109,700	253,507
Thai President Foods PCL (Consumer Staples, Food Products)	7,900	37,954
Thai Union Group PCL (Consumer Staples, Food Products)	431,000	230,653
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	51,300	42,896
Thanachart Capital PCL (Financials, Banks)	109,800	177,783
The Siam Cement PCL (Materials, Construction Materials)	80,900	1,087,276
Thonburi Healthcare Group PCL (Health Care, Health Care Providers & Services)	52,100	50,694
TICON Industrial Connection PCL (Real Estate, Real Estate Management & Development)	71,900	33,231

20

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Shares	Value

Thailand (continued)
Tipco Asphalt PCL (Materials, Construction Materials)		142,300	$68,797
Tisco Financial Group PCL (Financials, Banks)		67,700	164,683
TMB Bank PCL (Financials, Banks)		2,058,900	145,242
Total Access Communication PCL (Communication Services, Wireless Telecommunication Services)		76,900	112,237
TTW PCL (Utilities, Water Utilities)		97,800	36,280
VGI Global Media PCL (Communication Services, Media)		351,600	84,993
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)		510,200	33,509
WHA Corporation PCL (Real Estate, Real Estate Management & Development)		704,300	89,088

			12,601,711

Turkey : 1.27%
Akbank TAS (Financials, Banks)		216,771	318,463
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)		20,832	84,463
Arcelik AS (Consumer Discretionary, Household Durables)		24,676	74,019
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)		20,406	330,707
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)		160,775	49,953
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)		125,563	182,782
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)		7,442	77,146
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)		119,540	188,687
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Materials, Metals & Mining) †		71,009	34,456
Koç Holding AS (Industrials, Industrial Conglomerates)		102,323	301,827
Petkim Petrokimya Holding SA (Materials, Chemicals)		73,054	74,259
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)		17,625	79,235
Tekfen Holding AS (Industrials, Construction & Engineering)		18,497	71,093
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)		12,963	48,232
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		11,036	264,364
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †		75,770	247,045
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		67,621	65,235
Turk Telekomunikasyon AS (Communication Services, Diversified Telecommunication Services) †		66,470	49,846
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)		109,863	267,388
Turkiye Garanti Bankasi AS (Financials, Banks)		194,910	309,150
Turkiye Halk Bankasi AS (Financials, Banks)		49,141	67,953
Turkiye Is Bankasi Class C AS (Financials, Banks)		134,900	110,217
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)		95,489	73,439
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		17,167	51,363
Yapi Ve Kredi Bankasi AS (Financials, Banks) †		135,699	45,025

			3,466,347

Total Common Stocks (Cost $266,142,868)			249,352,017

	Dividend yield
Preferred Stocks : 4.01%

Brazil : 3.69%
Alpargatas SA (Consumer Discretionary, Personal Products)	3.55%	13,272	55,944
Banco Bradesco SA (Financials, Banks)	2.89	249,728	2,483,718
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	5.04	13,500	76,210
Bradespar SA (Materials, Metals & Mining)	7.46	19,800	162,721
Braskem SA Preference A (Materials, Chemicals)	6.56	17,710	248,132
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	1.58	13,973	301,393
Companhia de Saneamento do Parana (Utilities, Water Utilities)	5.93	22,940	61,992
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	8.10	2,780	51,869
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	4.30	50,569	166,209
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	0.21	15,100	75,988
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	3.45	6,400	53,788
Gerdau SA (Materials, Metals & Mining)	2.28	94,600	378,694

21

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name		Dividend yield		Shares	Value

Brazil (continued)
Itau Unibanco Holding SA (Financials, Banks)		6.57%		395,670	$3,685,553
Itausa Investimentos Itau SA (Financials, Banks)		8.70		338,761	1,081,022
Klabin SA (Materials, Containers & Packaging)		5.53		235,200	180,642
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.46		52,300	266,572
Marcopolo SA (Industrials, Machinery)		1.04		56,300	60,275
Metalurgica Gerdau SA (Materials, Metals & Mining)		1.49		60,900	115,280
Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)		8.66		39,409	468,893
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)		0.56		33,100	80,032

					10,054,927

Chile : 0.06%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)		4.09		23,420	55,782
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)		4.15		26,929	95,795

					151,577

Colombia : 0.21%
Banco Davivienda SA (Financials, Banks)		2.75		12,653	127,234
Bancolombia SA (Financials, Banks)		3.43		45,174	450,064

					577,298

Russia : 0.03%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels)		9.11		2,925	81,049

South Korea : 0.02%
Mirae Asset Daewoo Company Limited Class P (Financials, Capital Markets)		6.03		17,579	65,630

Total Preferred Stocks (Cost $9,965,887)					10,930,481

			Expiration date
Warrants : 0.01%

Malaysia : 0.01%
Sunway Bhd (Real Estate, Real Estate Management & Development) †			10-3-2024	122,430	7,900

Thailand : 0.00%
BTS Group Holdings PCL (Industrials, Transportation Infrastructure) (a)†			12-11-2018	98,789	489

Total Warrants (Cost $0)					8,389

Total investments in securities (Cost $276,108,755)	95.52%				260,290,887
Other assets and liabilities, net	4.48				12,218,488

Total net assets	100.00%				$272,509,375

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

22

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI Emerging Markets Index	227	12-21-2018	$11,470,893	$11,345,460	$0	$(125,433)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	7,994,492	105,867,919	113,862,411	0	$0	0.00%

*	No longer held at the end of the period.

Wells Fargo Factor Enhanced Emerging Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$8,978,081	$0	$0	$8,978,081
Chile	6,127,531	0	0	6,127,531
China	25,871,242	0	0	25,871,242
Colombia	1,772,696	0	0	1,772,696
Egypt	719,602	0	0	719,602
Greece	1,341,894	0	8,649	1,350,543
Hong Kong	3,133,060	0	0	3,133,060
India	44,583,936	70,461	0	44,654,397
Indonesia	3,031,535	0	0	3,031,535
Malaysia	13,526,047	0	0	13,526,047
Mexico	10,246,271	0	0	10,246,271
Philippines	1,009,977	3,454,217	0	4,464,194
Russia	4,966,638	0	0	4,966,638
South Africa	13,300,300	0	0	13,300,300
South Korea	50,097,525	0	0	50,097,525
Taiwan	41,044,297	0	0	41,044,297
Thailand	12,601,711	0	0	12,601,711
Turkey	3,466,347	0	0	3,466,347
Preferred stocks
Brazil	10,054,927	0	0	10,054,927
Chile	151,577	0	0	151,577

Colombia	577,298	0	0	577,298
Russia	81,049	0	0	81,049
South Korea	65,630	0	0	65,630
Warrants
Malaysia	0	7,900	0	7,900
Thailand	0	489	0	489

Total assets	$256,749,171	$3,533,067	$8,649	$260,290,887

Liabilities
Futures contracts	$125,433	$0	$0	$125,433

Total liabilities	$125,433	$0	$0	$125,433

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Fund had segregated $1,778,773 as cash collateral for these open futures contracts.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 96.70%

Australia : 9.37%
Afterpay Touch Group Limited (Information Technology, IT Services) †	13,082	$137,879
AGL Energy Limited (Utilities, Multi-Utilities)	53,191	731,282
ALS Limited (Industrials, Professional Services)	39,357	208,266
Altium Limited (Information Technology, Software)	9,430	156,113
Alumina Limited (Materials, Metals & Mining)	208,016	339,047
Amcor Limited (Materials, Containers & Packaging)	94,355	926,188
AMP Limited (Financials, Diversified Financial Services)	248,810	441,908
Ansell Limited (Health Care, Health Care Equipment & Supplies)	11,042	184,090
APA Group (Utilities, Gas Utilities)	81,956	527,135
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	52,366	905,570
ASX Limited (Financials, Capital Markets)	15,407	678,924
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	54,110	264,978
Aurizon Holdings Limited (Industrials, Road & Rail)	158,031	486,276
AusNet Services (Utilities, Electric Utilities)	132,983	150,170
Australia & New Zealand Banking Group Limited (Financials, Banks)	234,445	4,592,338
Bank of Queensland Limited (Financials, Banks)	30,790	223,469
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	122,678	136,757
Bendigo Bank Limited (Financials, Banks)	37,934	296,113
BHP Billiton Limited (Materials, Metals & Mining)	260,807	5,850,246
BlueScope Steel Limited (Materials, Metals & Mining)	44,227	363,016
Boral Limited (Materials, Construction Materials)	97,499	363,436
Brambles Limited (Industrials, Commercial Services & Supplies)	131,595	987,797
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	21,490	432,415
Carsales.com Limited (Communication Services, Interactive Media & Services)	19,258	167,078
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	42,934	298,742
Charter Hall Group (Real Estate, Equity REITs)	36,296	185,436
CIMIC Group Limited (Industrials, Construction & Engineering)	6,835	202,826
Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	159,977	198,776
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	40,014	252,687
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	4,670	577,804
Coles Group Liimited (Consumer Staples, Food & Staples Retailing) †	92,919	795,279
Commonwealth Bank of Australia (Financials, Banks)	142,394	7,413,319
Computershare Limited (Information Technology, IT Services)	41,137	545,717
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,842	255,195
CSL Limited (Health Care, Biotechnology)	35,403	4,590,412
Dexus Property Group (Real Estate, Equity REITs)	81,851	625,769
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,968	166,995
Downer EDI Limited (Industrials, Commercial Services & Supplies)	47,392	217,185
DuluxGroup Limited (Materials, Chemicals)	29,296	146,675
Evolution Mining Limited (Materials, Metals & Mining)	127,683	293,036
Flight Centre Travel Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,719	168,489
Goodman Group (Real Estate, Equity REITs)	132,967	996,152
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	64,081	148,004
Healthscope Limited (Health Care, Health Care Providers & Services)	143,861	237,635
Incitec Pivot Limited (Materials, Chemicals)	132,348	363,717
Insurance Australia Group Limited (Financials, Insurance)	190,427	1,013,253
IOOF Holdings Limited (Financials, Capital Markets)	25,346	127,825
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	9,117	154,396
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	46,840	433,420
Link Administration Holdings Limited (Information Technology, IT Services)	41,112	210,041
Macquarie Group Limited (Financials, Capital Markets)	25,744	2,152,960
Magellan Financial Group Limited (Financials, Capital Markets)	10,671	203,487
Medibank Private Limited (Financials, Insurance)	212,672	376,170
Metcash Limited (Consumer Staples, Food & Staples Retailing)	79,924	161,814
Mineral Resources Limited (Materials, Metals & Mining)	13,220	147,353
Mirvac Group (Real Estate, Equity REITs)	302,783	484,656
National Australia Bank Limited (Financials, Banks)	224,758	4,047,752
Newcrest Mining Limited (Materials, Metals & Mining)	64,140	972,759
Northern Star Resources Limited (Materials, Metals & Mining)	52,290	304,986
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	110,505	590,415
Orica Limited (Materials, Chemicals)	30,071	384,631
Orora Limited (Materials, Containers & Packaging)	93,143	222,616
OZ Minerals Limited (Materials, Metals & Mining)	25,040	158,493
Qantas Airways Limited (Industrials, Airlines)	147,552	642,761
Qube Holdings Limited (Industrials, Transportation Infrastructure)	113,126	220,766
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	10,932	433,229

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Australia (continued)
REA Group Limited (Communication Services, Interactive Media & Services)	4,078	$226,735
Reece Limited (Industrials, Trading Companies & Distributors)	27,497	204,794
Reliance Worldwide Corporation Limited (Industrials, Building Products)	59,349	205,179
Rio Tinto Limited (Materials, Metals & Mining)	33,358	1,786,667
Scentre Group (Real Estate, Equity REITs)	431,897	1,231,127
SEEK Limited (Industrials, Professional Services)	28,339	382,776
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	34,396	573,193
South32 Limited - Athens Exchange (Materials, Metals & Mining)	417,456	945,868
Spark Infrastructure Group (Utilities, Electric Utilities)	118,500	203,537
Stockland Corporation Limited (Real Estate, Equity REITs)	199,943	531,944
Suncorp Group Limited (Financials, Insurance)	102,912	1,001,909
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	182,495	907,022
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	163,819	513,665
Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	974,142	2,086,161
The GPT Group (Real Estate, Equity REITs)	128,333	494,319
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	73,842	236,394
TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	30,192	158,664
Transurban Group (Industrials, Transportation Infrastructure)	217,043	1,806,873
Treasury Wine Estates Limited (Consumer Staples, Beverages)	60,675	627,515
Vicinity Centres (Real Estate, Equity REITs)	263,674	514,561
Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	10,742	205,862
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	92,919	2,145,419
Westpac Banking Corporation (Financials, Banks)	278,182	5,280,305
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	52,134	162,326
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	66,241	1,503,787
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	105,497	2,229,957
WorleyParsons Limited (Energy, Energy Equipment & Services)	24,846	239,711

		78,080,394

Austria : 0.28%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	6,053	168,433
Andritz AG (Industrials, Machinery)	5,881	283,093
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	25,244	995,969
Raiffeisen Bank International AG (Financials, Banks)	11,586	341,554
Voestalpine AG (Materials, Metals & Mining)	9,184	305,158
Wienerberger AG (Materials, Construction Materials)	9,915	222,251

		2,316,458

Belgium : 0.56%
Ablynx NV (Health Care, Biotechnology) †(a)	6,931	353,096
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,764	283,378
Ageas NV (Financials, Insurance)	15,278	737,511
Cofinimmo SA (Real Estate, Equity REITs)	1,728	210,495
Colruyt SA (Consumer Staples, Food & Staples Retailing)	4,073	260,247
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	6,435	579,163
Proximus SA (Communication Services, Diversified Telecommunication Services)	12,341	341,457
Sofina SA (Financials, Diversified Financial Services)	1,310	263,687
UCB SA (Health Care, Pharmaceuticals)	10,400	874,090
Umicore SA (Materials, Chemicals)	17,361	753,156

		4,656,280

Canada : 10.25%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	19,495	685,659
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	36,535	1,917,424
Bank of Montreal (Financials, Banks)	54,491	4,065,550
Barrick Gold Corporation (Materials, Metals & Mining)	100,371	1,278,953
BCE Incorporated (Communication Services, Diversified Telecommunication Services)	76,115	3,262,522
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	77,219	3,384,815
Canadian Imperial Bank of Commerce (Financials, Banks)	37,174	3,119,633
Canadian National Railway Company (Industrials, Road & Rail)	52,837	4,539,850
Canadian Pacific Railway Limited (Industrials, Road & Rail)	11,982	2,534,198
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	5,275	588,978
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	88,300	652,622
CGI Group Incorporated Class A (Information Technology, IT Services) †	21,665	1,386,012
Constellation Software Incorporated (Information Technology, Software)	1,828	1,253,755

2

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Canada (continued)
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	28,032	$740,966
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	84,500	569,206
Fairfax Financial Holdings Limited (Financials, Insurance)	2,300	1,087,430
Fortis Incorporated (Utilities, Electric Utilities)	35,744	1,241,550
Franco-Nevada Corporation (Materials, Metals & Mining)	15,608	1,080,748
George Weston Limited (Consumer Staples, Food & Staples Retailing)	2,194	158,640
Goldcorp Incorporated (Materials, Metals & Mining)	72,300	670,407
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	21,262	633,227
Intact Financial Corporation (Financials, Insurance)	11,475	918,674
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	33,689	541,600
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	16,254	749,789
Magna International Incorporated (Consumer Discretionary, Auto Components)	27,427	1,368,821
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	21,830	752,504
National Bank of Canada (Financials, Banks)	29,008	1,323,061
Open Text Corporation (Information Technology, Software)	22,487	771,529
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	42,852	1,444,902
Power Corporation of Canada (Financials, Insurance)	30,396	606,250
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	22,003	1,283,929
Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	30,622	1,633,373
Royal Bank of Canada (Financials, Banks)	122,431	8,976,953
Shaw Communications Incorporated Class B (Communication Services, Media)	37,226	700,728
Sun Life Financial Incorporated (Financials, Insurance)	50,558	1,864,556
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	140,662	4,535,401
Teck Resources Limited Class B (Materials, Metals & Mining)	42,900	868,881
TELUS Corporation (Communication Services, Diversified Telecommunication Services)	44,094	1,582,691
The Bank of Nova Scotia (Financials, Banks)	104,608	5,692,363
The Toronto-Dominion Bank (Financials, Banks)	155,628	8,616,261
Thomson Reuters Corporation (Industrials, Professional Services)	19,853	1,003,072
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	75,400	3,090,001
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	21,400	1,679,594
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	37,276	585,239

		85,442,317

China : 0.31%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	60,500	428,774
Minth Group Limited (Consumer Discretionary, Auto Components)	60,000	201,304
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	204,800	886,053
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	61,000	740,670
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	127,934	290,729

		2,547,530

Denmark : 2.05%
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	12,198	243,684
Carlsberg AS Class B (Consumer Staples, Beverages)	8,904	985,964
Christian Hansen Holding AS (Materials, Chemicals)	8,276	747,199
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	9,697	924,624
DONG Energy AS (Utilities, Electric Utilities) 144A	14,351	933,666
DSV AS (Industrials, Road & Rail)	15,808	1,209,498
FLSmidth & Company AS (Industrials, Construction & Engineering)	3,281	164,337
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	11,130	388,814
H. Lundbeck AS (Health Care, Pharmaceuticals)	5,124	210,402
ISS AS (Industrials, Commercial Services & Supplies)	13,612	441,245
Jyske Bank AS (Financials, Banks)	6,903	270,782
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	146,319	6,791,650
Novozymes AS Class B (Materials, Chemicals)	18,120	844,095
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,332	504,080
Rockwool International AS B Shares (Industrials, Building Products)	746	194,069
Royal Unibrew AS (Consumer Staples, Beverages)	3,737	270,619
SimCorp AS (Information Technology, Software)	3,375	214,916
Tryg AS (Financials, Insurance)	9,296	231,256
Vestas Wind Systems AS (Industrials, Electrical Equipment)	17,477	1,304,323

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Denmark (continued)
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	8,330	$243,237

		17,118,460

Finland : 1.29%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	10,006	374,610
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	12,622	506,129
Fortum Oyj (Utilities, Electric Utilities)	37,959	791,140
Huhtamaki Oyj (Materials, Containers & Packaging)	8,486	259,389
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	5,851	340,867
Kone Oyj Class B (Industrials, Machinery)	34,561	1,712,176
Konecranes Oyj (Industrials, Machinery)	5,252	178,968
Metso Oyj (Industrials, Machinery)	10,884	310,139
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	12,264	958,279
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	11,607	371,476
Orion Oyj Class B (Health Care, Pharmaceuticals)	8,237	274,904
Sampo Oyj Class A (Financials, Insurance)	41,440	1,849,828
Stora Enso Oyj (Materials, Paper & Forest Products)	54,896	699,473
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	46,408	1,236,231
Valmet Corporation (Industrials, Machinery)	11,667	251,088
Wartsila Oyj (Industrials, Machinery)	38,422	625,495

		10,740,192

France : 6.20%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	2,378	462,239
Air Liquide SA (Materials, Chemicals)	36,686	4,433,566
Alstom SA (Industrials, Machinery)	13,525	593,480
ALTEN SA (Information Technology, IT Services)	2,385	216,950
Altran Technologies SA (Information Technology, IT Services)	17,229	170,961
Amundi SA (Financials, Diversified Financial Services)	5,106	292,494
Arkema SA (Materials, Chemicals)	6,038	572,825
bioMerieux (Health Care, Health Care Equipment & Supplies)	3,567	251,580
Bollore SA (Industrials, Air Freight & Logistics)	76,400	334,726
Bouygues SA (Industrials, Construction & Engineering)	23,929	919,977
Bureau Veritas SA (Industrials, Professional Services)	22,573	498,832
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	553	205,470
CNP Assurances SA (Financials, Insurance)	12,504	286,230
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	14,544	1,521,720
Dassault Aviation SA (Industrials, Aerospace & Defense)	201	307,195
Dassault Systemes SA (Information Technology, Software)	12,113	1,453,592
Eiffage SA (Industrials, Construction & Engineering)	8,248	784,542
Electricite de France SA (Utilities, Electric Utilities)	41,079	674,795
Elis SA (Industrials, Commercial Services & Supplies)	16,641	325,920
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	18,598	2,361,296
Eurazeo SA (Financials, Diversified Financial Services)	4,116	308,241
Eutelsat Communications SA (Communication Services, Media)	11,694	249,220
Faurecia (Consumer Discretionary, Auto Components)	5,840	227,567
Fonciere des Regions (Real Estate, Equity REITs)	3,462	337,258
Gecina SA (Real Estate, Equity REITs)	4,646	649,578
Groupe Danone SA (Consumer Staples, Food Products)	55,268	4,133,303
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	39,179	508,969
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,541	1,374,184
ICADE (Real Estate, Equity REITs)	2,293	181,713
Imerys SA (Materials, Construction Materials)	2,702	144,994
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	5,204	375,639
Ipsen SA (Health Care, Pharmaceuticals)	3,153	405,854
JCDecaux SA (Communication Services, Media)	6,780	230,269
Klepierre SA (Real Estate, Equity REITs)	17,579	575,542
Lagardere SCA (Communication Services, Media)	9,548	270,016
Legrand SA (Industrials, Electrical Equipment)	22,297	1,365,616
Orpea SA (Health Care, Health Care Providers & Services)	3,942	417,712
Pernod-Ricard SA (Consumer Staples, Beverages)	17,683	2,826,673
Plastic Omnium SA (Consumer Discretionary, Auto Components)	4,965	131,753
Publicis Groupe SA (Communication Services, Media)	18,286	1,083,935
Remy Cointreau SA (Consumer Staples, Beverages)	2,008	232,554
Rubis SCA (Utilities, Gas Utilities)	7,390	398,065
Safran SA (Industrials, Aerospace & Defense)	30,573	3,819,401

4

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

France (continued)
Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services)	1,975	$199,889
SCOR SE (Financials, Insurance)	14,505	696,912
SEB SA (Consumer Discretionary, Household Durables)	2,144	307,286
Societe BIC SA (Industrials, Commercial Services & Supplies)	2,204	236,415
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,412	767,285
Sopra Steria Group (Information Technology, IT Services)	1,407	143,358
Spie SA (Industrials, Commercial Services & Supplies)	10,686	152,309
Suez Environnement Company SA (Utilities, Multi-Utilities)	31,604	469,598
Teleperformance SE (Industrials, Professional Services)	4,999	827,400
Thales SA (Industrials, Aerospace & Defense)	9,366	1,148,332
Ubisoft Entertainment SA (Communication Services, Entertainment) †	6,529	531,743
Unibail-Rodamco Westfield (Real Estate, Equity REITs) †	9,625	1,654,519
Unibail-Rodamco Westfield SE (Real Estate, Equity REITs) †	65,100	564,794
Veolia Environnement SA (Utilities, Multi-Utilities)	45,701	971,383
Vinci SA (Industrials, Construction & Engineering)	46,318	4,042,863
Vivendi SA (Communication Services, Entertainment)	82,678	2,059,195

		51,689,727

Germany : 4.34%
Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	4,911	161,288
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,109	3,332,035
Aurubis AG (Materials, Metals & Mining)	2,957	160,954
Axel Springer AG (Communication Services, Media)	4,316	275,090
Bechtle AG (Information Technology, IT Services)	2,244	179,482
Beiersdorf AG (Consumer Staples, Personal Products)	8,594	919,805
Brenntag AG (Industrials, Trading Companies & Distributors)	13,266	613,203
Carl Zeiss Meditec AG (Health Care, Health Care Equipment & Supplies)	3,077	212,492
Covestro AG (Materials, Chemicals) 144A	14,364	827,059
Delivery Hero AG (Consumer Discretionary, Internet & Direct Marketing Retail) †144A	9,892	359,927
Deutsche Boerse AG (Financials, Capital Markets)	16,301	2,081,653
Deutsche Lufthansa AG (Industrials, Airlines)	23,844	580,367
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	28,468	1,364,560
E.ON SE (Utilities, Multi-Utilities)	185,608	1,892,192
Evonik Industries AG (Materials, Chemicals)	12,536	337,060
Fraport AG (Industrials, Transportation Infrastructure)	3,145	231,216
Freenet AG (Communication Services, Wireless Telecommunication Services)	10,186	209,586
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	18,529	1,507,804
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	35,088	1,990,923
GEA Group AG (Industrials, Machinery)	13,130	354,369
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	2,642	188,134
Grenke AG (Financials, Diversified Financial Services)	2,257	193,169
Hannover Rueck SE (Financials, Insurance)	4,816	668,984
HELLA GmbH & Company KGAA (Consumer Discretionary, Auto Components)	3,534	146,351
Hochtief AG (Industrials, Construction & Engineering)	1,517	215,705
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,239	361,795
Innogy SE (Utilities, Multi-Utilities)	6,393	292,251
Kion Group AG (Industrials, Machinery)	5,480	309,079
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	5,319	611,498
MAN SE (Industrials, Machinery)	2,903	296,605
Merck KGaA (Health Care, Pharmaceuticals)	10,392	1,145,420
Metro AG (Consumer Staples, Food & Staples Retailing)	13,955	214,148
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,529	941,369
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	12,229	2,656,751
Nemetschek SE (Information Technology, Software)	1,613	195,573
Osram Licht AG (Industrials, Electrical Equipment)	7,738	354,525
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	19,239	390,633
Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	701	351,566
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,476	321,898
RWE AG (Utilities, Multi-Utilities)	46,035	993,596
Scout24 AG (Communication Services, Interactive Media & Services)	8,616	358,954
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	13,145	568,993
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	1,619	146,263
Software AG (Information Technology, Software)	4,050	165,198
Symrise AG (Materials, Chemicals)	10,203	823,573
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	12,404	296,860
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	38,157	543,103
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	16,552	424,802

5

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Germany (continued)
United Internet AG (Communication Services, Diversified Telecommunication Services)	10,177	$457,975
Vonovia SE (Real Estate, Real Estate Management & Development)	41,316	2,000,518
Wacker Chemie AG (Materials, Chemicals)	1,503	144,631
Wirecard AG (Information Technology, IT Services)	9,643	1,456,853
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	12,176	377,694

		36,205,532

Hong Kong : 4.61%
AIA Group Limited (Financials, Insurance)	1,038,200	8,472,529
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	25,144	257,096
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	374,000	757,178
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	238,190	1,715,492
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	248,570	2,598,802
CLP Holdings Limited (Utilities, Electric Utilities)	149,886	1,652,309
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	25,540	224,752
Evergrande Health Industry Group Limited (Communication Services, Media)	185,000	260,570
Fullshare Holdings Limited (Industrials, Electrical Equipment)	642,500	243,073
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	238,625	1,465,482
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	75,705	209,969
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	162,332	328,648
Hang Seng Bank Limited (Financials, Banks)	63,555	1,467,029
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	101,908	523,607
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	191,000	183,090
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	757,269	1,527,314
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	100,900	2,940,337
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	100,925	657,022
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	308,574	446,454
Hopewell Holdings (Industrials, Industrial Conglomerates)	61,000	206,218
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	53,574	256,092
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	23,928	1,579,966
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	14,817	570,455
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	50,500	173,303
Link REIT (Real Estate, Equity REITs)	183,607	1,748,303
Melco International Development Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	60,000	120,399
MTR Corporation Limited (Industrials, Road & Rail)	143,569	745,003
New World Development Limited (Real Estate, Real Estate Management & Development)	482,961	649,380
NWS Holdings Limited (Industrials, Industrial Conglomerates)	126,429	265,979
PCCW Limited (Communication Services, Diversified Telecommunication Services)	347,000	203,570
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	110,000	156,058
Sino Land Company (Real Estate, Real Estate Management & Development)	275,899	474,642
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	178,000	160,391
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	133,500	1,902,512
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	42,478	469,625
Swire Properties Limited (Real Estate, Real Estate Management & Development)	91,553	318,867
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	134,243	722,345
The Bank of East Asia Limited (Financials, Banks)	117,200	394,711
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	95,717	256,297
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	75,005	303,893
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	66,945	384,181
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	200,000	214,980
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	68,222	198,370

		38,406,293

Ireland : 0.84%
AIB Group plc (Financials, Banks)	71,286	312,804
Bank of Ireland Group plc (Financials, Banks)	82,483	521,989
CRH plc (Materials, Construction Materials)	69,889	1,932,143
DCC plc (Industrials, Industrial Conglomerates)	7,603	572,084
Glanbia plc (Consumer Staples, Food Products)	19,267	345,723
Kerry Group plc Class A (Consumer Staples, Food Products)	13,523	1,396,982
Kingspan Group plc (Industrials, Building Products)	13,750	591,834
Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,268	652,489
Smurfit Kappa Group plc (Materials, Containers & Packaging)	19,247	519,462

6

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Ireland (continued)
UDG Healthcare plc (Health Care, Health Care Providers & Services)	20,600	$175,741

		7,021,251

Italy : 0.62%
A2A SpA (Utilities, Multi-Utilities)	134,549	226,352
Atlantia SpA (Industrials, Transportation Infrastructure)	39,146	802,584
Davide Campari-Milano SpA (Consumer Staples, Beverages)	38,399	320,820
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	2,123	180,499
FinecoBank SpA (Financials, Banks)	31,960	342,643
Italgas SpA (Utilities, Gas Utilities)	41,818	223,786
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,567	906,195
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,213	528,249
Pirelli & C. SpA (Consumer Discretionary, Auto Components) †	30,684	215,650
Poste Italiane SpA (Financials, Insurance)	36,713	278,637
Recordati SpA (Health Care, Pharmaceuticals)	8,002	257,368
Saipem SpA (Energy, Energy Equipment & Services) †	49,295	215,638
Terna SpA (Utilities, Electric Utilities)	118,909	664,738

		5,163,159

Japan : 23.82%
Acom Company Limited (Financials, Consumer Finance)	44,300	162,737
Activia Properties Incorporated (Real Estate, Equity REITs)	55	231,115
Advance Residence Investment Corporation (Real Estate, Equity REITs)	114	314,839
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	15,600	334,772
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	74,600	1,788,192
Aica Kogyo Company Limited (Industrials, Building Products)	5,800	195,437
Air Water Incorporated (Materials, Chemicals)	15,900	257,308
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	15,800	624,957
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	49,400	854,050
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	17,600	468,238
All Nippon Airways Company Limited (Industrials, Airlines)	31,900	1,138,413
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	17,000	394,018
Amada Holdings Company Limited (Industrials, Machinery)	31,000	336,449
Aozora Bank Limited (Financials, Banks)	9,700	318,733
Asahi Breweries Limited (Consumer Staples, Beverages)	38,800	1,624,941
Asahi Glass Company Limited (Industrials, Building Products)	20,000	679,205
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	11,500	538,960
Asahi Kasei Corporation (Materials, Chemicals)	119,300	1,306,346
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,000	230,595
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	170,200	2,615,636
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	12,900	278,421
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	18,800	789,993
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	6,200	184,064
Bic Camera Incorporated (Consumer Discretionary, Specialty Retail)	12,500	175,748
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	22,100	369,323
CALBEE Incorporated (Consumer Staples, Food Products)	7,000	231,864
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	91,200	2,587,006
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	21,800	304,007
Central Japan Railway Company (Industrials, Road & Rail)	17,800	3,657,534
Chiba Bank Limited (Financials, Banks)	66,100	433,815
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	61,100	916,110
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	19,200	1,314,223
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,300	144,298
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	13,100	375,061
Comsys Holdings Corporation (Industrials, Construction & Engineering)	9,600	247,791
Concordia Financial Group Limited (Financials, Banks)	105,200	493,958
Cosmo Energy Holdings Company Limited (Energy, Oil, Gas & Consumable Fuels)	5,600	130,682
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,000	202,881
CyberAgent Incorporated (Communication Services, Media)	9,000	407,523
Dai Ichi Mutual Life Insurance Company Limited (Financials, Insurance)	103,400	1,801,746
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	25,900	599,158
Daicel Corporation (Materials, Chemicals)	30,600	342,351
Daifuku Company Limited (Industrials, Machinery)	10,300	527,181

7

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Japan (continued)
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	51,900	$1,905,187
Daiichikosho Company Limited (Communication Services, Entertainment)	4,200	191,657
Daikin Industries Limited (Industrials, Building Products)	24,700	2,743,840
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	6,800	888,376
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	54,700	1,722,702
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	149	337,732
Daiwa Securities Group Incorporated (Financials, Capital Markets)	149,200	823,449
DeNA Company Limited (Communication Services, Entertainment)	9,700	179,960
Denka Company Limited (Materials, Chemicals)	7,500	241,818
DIC Incorporated (Materials, Chemicals)	7,600	241,360
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,400	349,910
DMG Mori Seiko Company Limited (Industrials, Machinery)	10,500	147,073
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	11,900	722,292
Ebara Corporation (Industrials, Machinery)	8,400	217,853
Eisai Company Limited (Health Care, Pharmaceuticals)	24,800	2,275,400
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	15,500	398,987
Ezaki Glico Company Limited (Consumer Staples, Food Products)	5,200	253,323
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	6,100	865,709
FANCL Corporation (Consumer Staples, Personal Products)	8,600	224,404
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	6,500	3,380,699
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	12,800	401,991
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	37,000	1,470,026
Fujikura Limited (Industrials, Electrical Equipment)	24,800	107,707
Fujitsu Limited (Information Technology, IT Services)	18,400	1,132,545
Fukuoka Financial Group Incorporated (Financials, Banks)	14,600	332,990
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	5,900	172,299
GLP J-REIT (Real Estate, Equity REITs)	210	211,267
GS Yuasa Corporation (Industrials, Electrical Equipment)	7,000	161,750
Hakuhodo DY Holdings Incorporated (Communication Services, Media)	28,900	442,481
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	12,700	441,924
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	21,700	735,982
Haseko Corporation (Consumer Discretionary, Household Durables)	25,900	313,497
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	2,300	366,938
Hino Motors Limited (Industrials, Machinery)	24,000	245,254
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	7,200	459,851
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	9,000	248,557
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,200	185,297
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,500	164,031
Hoshizaki Electric Company Limited (Industrials, Machinery)	5,500	426,860
House Foods Corporation (Consumer Staples, Food Products)	7,000	248,205
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	32,800	1,993,745
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,000	153,011
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	14,100	512,998
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	16,900	298,205
ITO EN Limited (Consumer Staples, Beverages)	5,800	266,203
Itochu Corporation (Industrials, Trading Companies & Distributors)	130,600	2,319,426
Itochu Techno-Science Corporation (Information Technology, IT Services)	8,900	171,626
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	4,300	243,571
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	23,000	314,055
Japan Airlines Company Limited (Industrials, Airlines)	31,000	1,118,037
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	6,400	248,637
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	338	235,229
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	78	304,744
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	112	618,632
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	218	418,082
JFE Holdings Incorporated (Materials, Metals & Mining)	48,300	851,627
JGC Corporation (Industrials, Construction & Engineering)	22,000	321,332
JSR Corporation (Materials, Chemicals)	17,600	281,718
JTEKT Corporation (Industrials, Machinery)	20,800	264,592
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	287,900	1,740,614
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	18,100	190,862
Kagome Company Limited (Consumer Staples, Food Products)	7,500	219,024
Kajima Corporation (Industrials, Construction & Engineering)	44,500	615,861
Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	11,200	225,352
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,400	174,021
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	10,200	229,043

8

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Japan (continued)
Kaneka Corporation (Materials, Chemicals)	5,600	$209,664
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	70,600	1,059,793
Kao Corporation (Consumer Staples, Personal Products)	42,000	3,092,420
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	9,100	379,985
Keio Corporation (Industrials, Road & Rail)	10,400	575,360
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	14,900	483,037
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	35	229,705
Kewpie Corporation (Consumer Staples, Food Products)	10,400	252,499
Kikkoman Corporation (Consumer Staples, Food Products)	15,300	892,270
Kinden Corporation (Industrials, Construction & Engineering)	12,200	211,295
Kintetsu Corporation (Industrials, Road & Rail)	16,200	675,030
Kirin Brewery Company Limited (Consumer Staples, Beverages)	77,000	1,807,735
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	5,200	361,891
Kobe Steel Limited (Materials, Metals & Mining)	30,500	250,954
Komatsu Limited (Industrials, Machinery)	79,300	2,118,812
Konami Holdings Corporation (Communication Services, Entertainment)	8,800	393,816
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	44,200	397,942
KOSE Corporation (Consumer Staples, Personal Products)	3,000	447,430
Kurita Water Industries Limited (Industrials, Machinery)	9,700	260,199
Kyowa Exeo Corporation (Industrials, Construction & Engineering)	8,100	204,079
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	21,100	432,539
Kyudenko Corporation (Industrials, Construction & Engineering)	4,300	167,242
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	40,600	476,763
Kyushu Railway Company (Industrials, Road & Rail)	13,700	452,583
Lion Corporation (Consumer Staples, Household Products)	25,400	500,996
LIXIL Group Corporation (Industrials, Building Products)	25,100	325,262
M3 Incorporated (Health Care, Health Care Technology)	37,000	597,789
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	5,300	184,658
Makita Corporation (Industrials, Machinery)	23,900	937,977
Marubeni Corporation (Industrials, Trading Companies & Distributors)	146,100	1,090,779
Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	19,000	409,576
Maruichi Steel Tube Limited (Materials, Metals & Mining)	6,900	204,845
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	7,300	271,061
Mebuki Financial Group Incorporated (Financials, Banks)	89,700	271,040
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	18,500	423,733
Meiji Holdings Company Limited (Consumer Staples, Food Products)	12,200	959,750
Minebea Company Limited (Industrials, Machinery)	35,500	576,056
Misumi Group Incorporated (Industrials, Machinery)	25,100	568,711
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	120,100	982,468
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	135,000	3,641,545
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	18,100	297,215
Mitsubishi Materials Corporation (Materials, Metals & Mining)	11,200	314,249
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	57,800	354,392
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	47,000	256,292
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	150,600	2,354,224
Mitsui Chemicals Incorporated (Materials, Chemicals)	17,400	441,610
Mitsui OSK Lines Limited (Industrials, Marine)	10,100	237,474
Miura Company Limited (Industrials, Machinery)	9,600	255,825
Mizuho Financial Group Incorporated (Financials, Banks)	2,154,600	3,574,076
MonotaRO Company Limited (Industrials, Trading Companies & Distributors)	12,700	344,029
Morinaga & Company Limited (Consumer Staples, Food Products)	4,300	189,023
Nabtesco Corporation (Industrials, Machinery)	10,400	287,680
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	10,900	162,950
Nagoya Railroad Company Limited (Industrials, Road & Rail)	16,400	411,029
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	9,700	259,345
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	23,300	722,512
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	20,600	423,197
NH Foods Limited (Consumer Staples, Food Products)	9,800	363,459
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	18,200	161,935
Nichirei Corporation (Consumer Staples, Food Products)	11,900	335,986
Nidec Corporation (Industrials, Electrical Equipment)	22,900	3,050,240
Nifco Incorporated (Consumer Discretionary, Auto Components)	8,200	209,127
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	7,400	240,876
Nikon Corporation (Consumer Discretionary, Household Durables)	34,000	533,145
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	41	199,013
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	120	747,390

9

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Japan (continued)
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,900	$212,263
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	9,400	174,726
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	159	329,304
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	5,900	403,330
Nippon Shokubai Company Limited (Materials, Chemicals)	3,100	206,730
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	113,200	4,667,013
Nippon Television Network Corporation (Communication Services, Media)	300	4,696
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	14,500	246,148
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	6,900	179,802
Nissan Chemical Industries Limited (Materials, Chemicals)	13,100	710,884
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	24,900	523,160
Nissin Food Products Company Limited (Consumer Staples, Food Products)	6,400	413,267
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	7,800	1,044,787
NOF Corporation (Materials, Chemicals)	7,600	251,068
NOK Corporation (Consumer Discretionary, Auto Components)	10,300	155,160
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	11,400	225,158
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	370	494,137
Nomura Research Institute Limited (Information Technology, IT Services)	11,200	491,847
NTN Corporation (Industrials, Machinery)	45,100	151,373
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	106,200	2,459,117
Obayashi Corporation (Industrials, Construction & Engineering)	60,600	604,318
OBIC Company Limited (Information Technology, IT Services)	5,900	509,880
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	29,900	670,356
Oji Holdings Corporation (Materials, Paper & Forest Products)	81,300	475,560
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	28,400	799,348
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	43,800	1,059,357
Oracle Corporation (Japan) (Information Technology, Software)	2,700	175,298
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,300	1,920,394
ORIX Corporation (Financials, Diversified Financial Services)	105,100	1,703,136
ORIX JREIT Incorporated (Real Estate, Equity REITs)	230	374,232
Osaka Gas Company Limited (Utilities, Gas Utilities)	35,500	647,047
OSG Corporation (Industrials, Machinery)	8,100	162,621
Otsuka Corporation (Information Technology, IT Services)	11,200	376,902
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	42,800	2,086,931
Park24 Company Limited (Industrials, Commercial Services & Supplies)	10,900	294,309
Pigeon Corporation (Consumer Staples, Household Products)	10,500	432,432
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	8,300	234,343
Recruit Holdings Company Limited (Industrials, Professional Services)	134,200	3,692,081
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	10,200	280,351
Resona Holdings Incorporated (Financials, Banks)	198,500	1,052,523
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	10,100	318,975
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,200	592,080
Sankyu Incorporated (Industrials, Road & Rail)	5,200	243,703
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	34,000	581,967
Sanwa Holdings Corporation (Industrials, Building Products)	19,800	240,359
SBI Holdings Incorporated (Financials, Capital Markets)	19,000	431,168
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,900	195,146
SCSK Corporation (Information Technology, IT Services)	4,400	174,620
Secom Company Limited (Industrials, Commercial Services & Supplies)	18,400	1,557,066
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	15,500	218,746
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	24,900	460,205
SEINO Holdings Company Limited (Industrials, Road & Rail)	14,900	221,173
Sekisui House Limited (Consumer Discretionary, Household Durables)	54,300	818,458
Sekisui House REIT incorporated (Real Estate, Equity REITs)	308	189,660
Seven Bank Limited (Financials, Banks)	61,300	190,086
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	23,200	567,967
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	17,400	209,232
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	24,100	563,462
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,200	186,830
Shimizu Corporation (Industrials, Construction & Engineering)	61,300	523,816
Shinsei Bank Limited (Financials, Banks)	14,000	192,151
Shionogi & Company Limited (Health Care, Pharmaceuticals)	26,000	1,719,667
Shizuoka Bank Limited (Financials, Banks)	50,900	456,918
Showa Denko KK (Materials, Chemicals)	12,200	489,010
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	16,800	260,329
Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,800	275,276

10

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Japan (continued)
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	7,500	$352,817
Sojitz Corporation (Industrials, Trading Companies & Distributors)	106,000	375,387
Sony Financial Holdings Incorporated (Financials, Insurance)	12,600	264,177
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	8,100	246,179
Square Enix Company Limited (Communication Services, Entertainment)	7,800	254,240
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	14,100	410,523
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	18,000	400,388
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	3,700	174,056
Sumitomo Chemical Company Limited (Materials, Chemicals)	139,300	755,925
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	105,700	1,623,468
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	14,600	475,884
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	68,700	963,791
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	15,000	221,336
Sumitomo Heavy Industries Limited (Industrials, Machinery)	10,300	341,624
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	22,900	666,736
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	32,800	1,315,294
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	15,900	212,486
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	6,200	209,188
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	10,600	444,488
Suzuken Company Limited (Health Care, Health Care Providers & Services)	7,700	414,456
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	38,000	1,893,054
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	15,000	799,322
Taiheiyo Cement Corporation (Materials, Construction Materials)	10,400	351,813
Taisei Corporation (Industrials, Construction & Engineering)	18,700	822,032
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	4,900	566,339
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	17,600	296,447
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	10,200	193,460
Takara Holdings Incorporated (Consumer Staples, Beverages)	17,000	216,703
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	14,300	207,858
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,900	859,402
TechnoPro Holdings Incorporated (Industrials, Professional Services)	3,000	150,112
Teijin Limited (Materials, Chemicals)	17,300	298,709
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	28,500	1,678,391
The Chugoku Bank Limited (Financials, Banks)	16,400	152,709
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	26,500	334,766
The Gunma Bank Limited (Financials, Banks)	37,200	177,291
The Hiroshima Bank Limited (Financials, Banks)	26,300	158,474
The Iyo Bank Limited (Financials, Banks)	26,900	165,170
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	11,400	238,615
THK Company Limited (Industrials, Machinery)	10,300	236,007
TIS Incorporated (Information Technology, IT Services)	7,500	346,210
Tobu Railway Company Limited (Industrials, Road & Rail)	18,000	515,350
Toda Corporation (Industrials, Construction & Engineering)	23,400	157,491
Toho Company Limited Tokyo (Communication Services, Entertainment)	11,800	410,607
Toho Gas Company Limited (Utilities, Gas Utilities)	9,400	380,091
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	42,700	558,224
Tokio Marine Holdings Incorporated (Financials, Insurance)	62,900	3,105,797
Tokuyama Corporation (Materials, Chemicals)	5,900	161,644
Tokyo Broadcasting System Incorporated (Communication Services, Media)	15,300	286,551
Tokyo Century Corporation (Financials, Diversified Financial Services)	4,600	219,636
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	137,600	835,188
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	13,100	1,832,027
Tokyo Gas Company Limited (Utilities, Gas Utilities)	35,500	914,591
Tokyo Tatemono Company Limited (Real Estate, Real Estate Management & Development)	18,400	209,748
Tokyu Corporation (Industrials, Road & Rail)	49,100	854,703
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	47,700	267,673
TOTO Limited (Industrials, Building Products)	14,200	549,786
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	8,700	298,137
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	6,600	127,040
Trend Micro Incorporated (Information Technology, Software)	10,800	619,372
Tsumura & Company (Health Care, Pharmaceuticals)	6,400	198,176
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	3,600	355,195
UBE Industries Limited (Materials, Chemicals)	8,900	202,830
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,800	139,594
Unicharm Corporation (Consumer Staples, Household Products)	39,600	1,239,822
United Urban Investment Corporation (Real Estate, Equity REITs)	259	412,292
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,900	160,864

11

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Japan (continued)
Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	4,400	$222,878
West Japan Railway Company (Industrials, Road & Rail)	16,000	1,114,778
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	59,000	285,346
Yamaguchi Financial Group (Financials, Banks)	21,200	219,629
Yamaha Corporation (Consumer Discretionary, Leisure Products)	14,200	611,708
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	35,300	932,450
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	15,200	319,091
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	20,700	380,392
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	4,300	146,976
Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,000	199,163

		198,630,317

Luxembourg : 0.34%
Aroundtown SA (Real Estate, Real Estate Management & Development)	60,399	516,594
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	70,330	313,036
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	917	397,606
RTL Group SA (Communication Services, Media)	3,578	214,077
SES SA (Communication Services, Media)	31,908	691,757
Subsea 7 SA (Energy, Energy Equipment & Services)	21,513	231,629
Tenaris SA (Energy, Energy Equipment & Services)	39,859	479,447

		2,844,146

Malta : 0.02%
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,036	185,558

Netherlands : 2.13%
Aalberts Industries NV (Industrials, Machinery)	7,748	271,566
ABN AMRO Group NV (Financials, Banks) 144A	39,138	997,819
Adyen NV (Information Technology, IT Services) †144A	1,016	525,705
Aegon NV (Financials, Insurance)	146,164	813,627
Akzo Nobel NV (Materials, Chemicals)	21,394	1,794,713
Argenx SE (Health Care, Biotechnology) †	2,546	247,592
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,734	158,903
ASR Nederland NV (Financials, Insurance)	11,754	506,986
Euronext NV (Financials, Capital Markets) 144A	4,487	262,622
Exor NV (Financials, Diversified Financial Services)	9,624	565,468
Gemalto NV (Information Technology, Software) †	10,383	594,312
Heineken Holding NV (Consumer Staples, Beverages)	8,407	741,894
Heineken NV (Consumer Staples, Beverages)	19,832	1,814,555
IMCD Group NV (Industrials, Trading Companies & Distributors)	4,317	285,417
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	104,824	2,694,431
Koninklijke DSM NV (Materials, Chemicals)	15,175	1,344,134
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	5,393	235,669
NN Group NV (Financials, Insurance)	27,637	1,175,485
Philips Lighting NV (Industrials, Electrical Equipment) 144A	8,501	226,067
Qiagen NV (Health Care, Life Sciences Tools & Services) †	18,590	653,470
Randstad Holdings NV (Industrials, Professional Services)	9,873	480,397
Wolters Kluwer NV (Communication Services, Media)	23,136	1,396,572

		17,787,404

New Zealand : 0.37%
A2 Milk Company Limited (Consumer Staples, Food Products) †	59,112	420,558
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	78,365	387,850
Contact Energy Limited (Utilities, Electric Utilities)	59,860	241,537
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	46,820	428,048
Fletcher Building Limited (Materials, Construction Materials) †	70,421	230,419
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	106,637	242,264
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	36,971	294,547
Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	149,150	433,684
Xero Limited (Information Technology, Software) †	8,813	256,884
Z Energy Limited (Energy, Oil, Gas & Consumable Fuels)	32,998	130,426

		3,066,217

12

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Norway : 1.00%
Aker BP ASA (Energy, Oil, Gas & Consumable Fuels)	9,490	$268,971
Den Norske Bank ASA (Financials, Banks)	77,052	1,322,323
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	93,077	2,171,293
Gjensidige Forsikring ASA (Financials, Insurance)	14,646	228,512
Marine Harvest ASA (Consumer Staples, Food Products)	34,273	801,910
Norsk Hydro ASA (Materials, Metals & Mining)	114,015	537,253
Orkla ASA (Consumer Staples, Food Products)	68,901	569,175
Schibsted ASA Class A (Communication Services, Media)	6,612	239,482
Storebrand ASA (Financials, Insurance)	37,334	292,683
Telenor ASA (Communication Services, Diversified Telecommunication Services)	55,585	1,076,473
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	8,481	237,117
Yara International ASA (Materials, Chemicals)	14,694	590,335

		8,335,527

Portugal : 0.20%
Energias de Portugal SA (Utilities, Electric Utilities)	211,823	740,278
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	41,844	687,599
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	20,597	245,770

		1,673,647

Singapore : 1.80%
Ascendas REIT (Real Estate, Equity REITs)	193,100	361,737
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	213,900	271,292
CapitaLand Limited (Real Estate, Real Estate Management & Development)	207,863	472,726
CapitaLand Mall Trust (Real Estate, Equity REITs)	190,400	312,268
City Developments Limited (Real Estate, Real Estate Management & Development)	39,275	241,336
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	185,337	283,700
DBS Group Holdings Limited (Financials, Banks)	154,913	2,752,955
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	482,524	341,168
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	8,077	207,238
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	122,143	539,534
Mapletree Commercial Trust (Real Estate, Equity REITs)	160,200	193,842
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	311,396	2,555,812
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	77,000	146,490
Singapore Airlines Limited (Industrials, Airlines)	56,400	390,964
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	55,200	192,731
Singapore Exchange Limited (Financials, Capital Markets)	69,174	369,089
Singapore Press Holdings Limited (Communication Services, Media)	143,800	276,720
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	125,169	323,894
Singapore Telecommunications Limited (Communication Services, Diversified Telecommunication Services)	619,855	1,391,613
Suntec REIT (Real Estate, Equity REITs)	177,500	227,713
United Overseas Bank Limited (Financials, Banks)	119,686	2,194,112
UOL Group Limited (Real Estate, Real Estate Management & Development)	46,273	206,085
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	23,700	257,575
Wilmar International Limited (Consumer Staples, Food Products)	218,985	485,250

		14,995,844

South Africa : 0.07%
Old Mutual Limited (Financials, Insurance)	359,638	586,309

Spain : 1.74%
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	22,434	860,469
Aena SA (Industrials, Transportation Infrastructure) 144A	6,177	980,416
Amadeus IT Holding SA Class A (Information Technology, IT Services)	37,495	2,685,267
Bankinter SA (Financials, Banks)	52,379	437,621
Bolsas y Mercados Espanoles (Financials, Capital Markets)	5,853	170,425
Cellnex Telecom SA (Communication Services, Diversified Telecommunication Services) 144A	13,539	375,217
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	18,855	518,061
Endesa SA (Utilities, Electric Utilities)	26,229	584,375
Gamesa Corporación Tecnologica SA (Industrials, Electrical Equipment)	19,601	276,269
Gas Natural SDG SA (Utilities, Gas Utilities)	30,095	744,442
Grifols SA (Health Care, Biotechnology)	21,896	613,762

13

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

Spain (continued)
Iberdrola SA (Utilities, Electric Utilities)	492,704	$3,675,838
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	22,278	223,836
International Consolidated Airlines Group SA (Industrials, Airlines)	98,033	781,491
Mapfre SA (Financials, Insurance)	75,079	214,617
Merlin Properties Socimi SA (Real Estate, Equity REITs)	31,691	400,212
Red Electrica de Espana (Utilities, Electric Utilities)	36,816	792,534
Viscofan SA (Consumer Staples, Food Products)	3,137	178,990

		14,513,842

Sweden : 2.63%
AAK AB (Consumer Staples, Food Products)	14,505	210,477
Alfa Laval AB (Industrials, Machinery)	25,269	543,482
Atlas Copco AB Class A (Industrials, Machinery)	52,869	1,295,933
Castellum AB (Real Estate, Real Estate Management & Development)	23,386	408,962
Dometic Group AB (Consumer Discretionary, Auto Components) 144A	24,591	175,850
Electrolux AB Class B (Consumer Discretionary, Household Durables)	18,409	418,182
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	30,838	371,432
Epiroc AB Class A (Industrials, Machinery) †	53,488	437,897
Ericsson LM Class B (Information Technology, Communications Equipment)	237,233	1,978,407
Essity Aktiebolag AB (Consumer Staples, Household Products)	56,567	1,449,026
Fabege AB (Real Estate, Real Estate Management & Development)	23,363	290,766
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	8,707	240,064
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	17,842	184,228
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	22,700	1,130,306
Hexpol AB (Materials, Chemicals)	21,055	185,950
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	33,901	266,929
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	6,508	236,053
Industrivarden AB Class A (Financials, Diversified Financial Services)	14,317	299,593
Investor AB Class B (Financials, Diversified Financial Services)	37,775	1,654,380
Kinnevik AB Class B (Financials, Diversified Financial Services)	20,665	524,136
Loomis AB Class B (Industrials, Commercial Services & Supplies)	6,008	201,946
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	6,401	191,250
Nibe Industrier AB Class B (Industrials, Building Products)	28,356	293,787
Sandvik AB (Industrials, Machinery)	89,616	1,328,935
Securitas AB (Industrials, Commercial Services & Supplies)	27,208	458,166
SKF AB Class B (Industrials, Machinery)	30,702	484,627
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	50,544	406,522
Swedbank AB Class A (Financials, Banks)	78,620	1,826,534
Swedish Match AB (Consumer Staples, Tobacco)	14,202	554,436
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	12,847	277,440
Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	29,317	366,638
Telia Company AB (Communication Services, Diversified Telecommunication Services)	221,911	1,023,550
Trelleborg AB Class B (Industrials, Machinery)	19,822	338,145
Volvo AB Class B (Industrials, Machinery)	137,226	1,908,335

		21,962,364

Switzerland : 5.77%
ABB Limited (Industrials, Electrical Equipment)	154,481	3,125,030
Adecco SA (Industrials, Professional Services)	13,967	690,626
Baloise Holding AG (Financials, Insurance)	3,937	578,501
Barry Callebaut AG (Consumer Staples, Food Products)	194	328,366
BB Biotech AG (Health Care, Biotechnology)	39,147	2,515,627
Bucher Industries AG (Industrials, Machinery)	538	146,475
Cembra Money Bank AG (Financials, Consumer Finance)	2,386	198,823
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	9	723,387
Clariant AG (Materials, Chemicals)	17,494	346,273
Coca-Cola HBC AG (Consumer Staples, Beverages)	17,040	506,787
DKSH Holding AG (Industrials, Professional Services)	2,680	181,340
EMS-Chemie Holdings AG (Materials, Chemicals)	710	381,277
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,618	264,309
Galenica AG (Health Care, Pharmaceuticals)	4,161	193,337
Geberit AG (Industrials, Building Products)	3,485	1,357,652
Georg Fischer AG (Industrials, Machinery)	343	266,764
Givaudan SA (Materials, Chemicals)	671	1,652,230
Helvetia Holding AG (Financials, Insurance)	521	322,284
Julius Baer Group Limited (Financials, Capital Markets)	18,698	754,807

14

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Switzerland (continued)
Kuehne & Nagel International AG (Industrials, Marine)	4,695	$660,275
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	14,476	486,566
Lonza Group AG (Health Care, Life Sciences Tools & Services)	6,217	2,009,378
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	16,216	190,070
Pargesa Holding SA (Financials, Diversified Financial Services)	3,372	233,396
Partners Group Holding AG (Financials, Capital Markets)	1,839	1,204,770
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	3,505	339,957
Roche Holding AG (Health Care, Pharmaceuticals)	58,443	15,156,980
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	3,404	681,447
SGS SA (Industrials, Professional Services)	433	1,025,452
Sika AG (Materials, Chemicals)	10,457	1,294,761
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	4,528	731,288
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	899	549,811
Sunrise Communications Group AG (Communication Services, Diversified Telecommunication Services) 144A	2,683	234,851
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,584	768,954
Swiss Life Holding AG (Financials, Insurance)	2,769	1,086,203
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	6,470	533,635
Swisscom AG (Communication Services, Diversified Telecommunication Services)	2,099	1,007,007
Tecan Group AG (Health Care, Life Sciences Tools & Services)	978	200,876
Temenos Group AG (Information Technology, Software)	5,269	652,395
VAT Group AG (Industrials, Machinery) 144A	1,776	184,169
Vifor Pharma AG (Health Care, Pharmaceuticals)	3,803	468,785
Zurich Insurance Group AG (Financials, Insurance)	12,360	3,878,545

		48,113,466

Thailand : 0.04%
Thai Beverage PCL (Consumer Staples, Beverages)	732,800	336,514

United Kingdom : 16.05%
3i Group plc (Financials, Capital Markets)	81,263	863,188
Admiral Group plc (Financials, Insurance)	18,133	481,529
Aggreko plc (Industrials, Commercial Services & Supplies)	21,405	203,419
Ashtead Group plc (Industrials, Trading Companies & Distributors)	41,509	930,386
AstraZeneca plc (Health Care, Pharmaceuticals)	104,535	8,148,076
Babcock International Group plc (Industrials, Commercial Services & Supplies)	21,129	152,926
BAE Systems plc (Industrials, Aerospace & Defense)	281,297	1,761,030
Balfour Beatty plc (Industrials, Construction & Engineering)	57,689	184,511
Barratt Developments plc (Consumer Discretionary, Household Durables)	82,821	487,781
BBA Aviation plc (Industrials, Transportation Infrastructure)	76,438	231,425
Beazley plc (Financials, Insurance)	43,006	306,334
Bellway plc (Consumer Discretionary, Household Durables)	10,305	333,794
BHP Group plc (Materials, Metals & Mining)	178,109	3,407,964
British American Tobacco plc (Consumer Staples, Tobacco)	202,130	7,083,017
Britvic plc (Consumer Staples, Beverages)	22,154	241,788
BT Group plc (Communication Services, Diversified Telecommunication Services)	708,261	2,364,555
BTG plc (Health Care, Pharmaceuticals) †	27,426	291,812
Bunzl plc (Industrials, Trading Companies & Distributors)	27,916	859,419
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	35,305	799,201
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,983	869,263
Centrica plc (Utilities, Multi-Utilities)	474,196	832,347
Cineworld Group plc (Communication Services, Entertainment)	80,965	284,542
Close Brothers Group plc (Financials, Capital Markets)	12,986	248,873
CME Group Incorporated (Financials, Capital Markets)	1,174	223,154
Cobham plc (Industrials, Aerospace & Defense) †	207,582	269,934
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	134,220	2,870,737
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	110,161	213,296
Croda International plc (Materials, Chemicals)	11,522	715,890
CYBG plc (Financials, Banks)	101,353	265,014
Daily Mail & General Trust plc Class A (Communication Services, Media)	25,378	200,495
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	8,411	231,503
Derwent Valley Holdings plc (Real Estate, Equity REITs)	9,101	331,673
Diageo plc (Consumer Staples, Beverages)	210,334	7,567,494
Direct Line Insurance Group plc (Financials, Insurance)	109,701	458,500
DS Smith plc (Materials, Containers & Packaging)	110,976	472,455

15

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value

United Kingdom (continued)
easyJet plc (Industrials, Airlines)	18,913	$268,111
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	36,480	239,303
EVRAZ plc (Materials, Metals & Mining)	35,609	206,047
Experian Group Limited plc (Industrials, Professional Services)	76,865	1,867,327
Ferguson plc (Industrials, Trading Companies & Distributors)	19,074	1,220,114
G4S plc (Industrials, Commercial Services & Supplies)	131,628	325,307
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	415,098	8,577,273
Great Portland Estates plc (Real Estate, Equity REITs)	21,405	189,400
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	46,057	433,706
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	31,051	542,856
Hammerson plc (Real Estate, Equity REITs)	64,871	319,075
Hargreaves Lansdown plc (Financials, Capital Markets)	22,477	544,615
Hays plc (Industrials, Professional Services)	112,731	225,239
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	10,215	231,823
Hiscox Limited (Financials, Insurance)	24,253	521,048
HomeServe plc (Industrials, Commercial Services & Supplies)	24,597	297,913
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	50,611	287,179
IG Group Holdings plc (Financials, Capital Markets)	29,075	219,144
IMI plc (Industrials, Machinery)	23,699	293,982
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	80,838	2,482,490
Inchcape plc (Consumer Discretionary, Distributors)	34,752	257,504
Indivior plc (Health Care, Pharmaceuticals) †	58,786	76,369
Informa plc (Communication Services, Media)	108,058	951,734
Inmarsat plc (Communication Services, Diversified Telecommunication Services)	37,223	193,663
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,887	903,767
Intermediate Capital Group (Financials, Capital Markets)	24,689	319,319
Intertek Group plc (Industrials, Professional Services)	13,393	801,592
Investec plc (Financials, Capital Markets)	52,305	317,452
ITV plc (Communication Services, Media)	339,528	628,199
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	145,625	565,966
John Wood Group plc (Energy, Energy Equipment & Services)	57,013	461,320
Johnson Matthey plc (Materials, Chemicals)	16,661	620,774
Jupiter Fund Management plc (Financials, Capital Markets)	36,274	148,604
Just Eat plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	51,536	382,592
Kingfisher plc (Consumer Discretionary, Specialty Retail)	176,972	563,767
London Stock Exchange Group plc (Financials, Capital Markets)	26,453	1,359,434
Man Group plc (Financials, Capital Markets)	131,921	244,334
Meggitt plc (Industrials, Aerospace & Defense)	65,222	430,672
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	60,240	257,993
Micro Focus International plc (Information Technology, Software)	37,307	731,617
Mondi plc (Materials, Paper & Forest Products)	30,672	668,138
National Grid plc (Utilities, Multi-Utilities)	281,958	2,992,486
Next plc (Consumer Discretionary, Multiline Retail)	11,622	725,806
NMC Health plc (Health Care, Health Care Providers & Services)	7,683	322,876
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	46,691	494,531
Pearson plc (Communication Services, Media)	66,144	811,992
Pennon Group plc (Utilities, Water Utilities)	34,265	314,368
Persimmon plc (Consumer Discretionary, Household Durables)	25,311	612,799
Phoenix Group Holdings (Financials, Insurance)	57,159	436,645
Polymetal International plc (Materials, Metals & Mining)	24,679	246,798
Quilter plc (Financials, Capital Markets) 144A	141,130	208,788
Randgold Resources Limited (Materials, Metals & Mining)	8,447	674,662
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	66,388	5,508,823
RELX plc (Industrials, Professional Services)	177,195	3,686,035
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	152,236	640,156
Rightmove plc (Communication Services, Interactive Media & Services)	77,403	431,608
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense) †(a)	7,233,454	9,217
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	165,901	1,796,050
Rotork plc (Industrials, Machinery)	72,781	243,168
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	386,474	11,684,167
Royal Mail plc (Industrials, Air Freight & Logistics)	82,173	334,859
RPC Group plc (Materials, Containers & Packaging)	34,502	315,135
RSA Insurance Group plc (Financials, Insurance)	82,864	572,929
Schroders plc (Financials, Capital Markets)	9,558	307,771
Segro plc (Real Estate, Equity REITs)	86,499	664,855
Severn Trent plc (Utilities, Water Utilities)	19,665	458,564
Shire plc (Health Care, Biotechnology)	74,674	4,329,479
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	75,071	1,363,145
Smiths Group plc (Industrials, Industrial Conglomerates)	32,392	573,523

16

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name				Shares	Value

United Kingdom (continued)
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)				10,241	$312,407
Spirax-Sarco Engineering plc (Industrials, Machinery)				6,259	489,299
SSE plc (Utilities, Electric Utilities)				85,516	1,193,753
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)				39,826	317,837
Tate & Lyle plc (Consumer Staples, Food Products)				39,032	357,108
Taylor Wimpey plc (Consumer Discretionary, Household Durables)				265,241	452,898
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)				40,648	942,441
Tesco plc (Consumer Staples, Food & Staples Retailing)				826,992	2,081,772
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)				10,751	441,945
The British Land Company plc (Real Estate, Equity REITs)				79,110	569,150
The Sage Group plc (Information Technology, Software)				92,893	688,197
The Unite Group plc (Real Estate, Equity REITs)				22,677	240,994
Tritax Big Box REIT plc (Real Estate, Equity REITs)				128,089	220,996
Unilever plc (Consumer Staples, Personal Products)				102,096	5,520,619
United Utilities Group plc (Utilities, Water Utilities)				55,210	534,952
Victrex plc (Materials, Chemicals)				7,160	223,529
WH Smith plc (Consumer Discretionary, Specialty Retail)				8,570	208,141
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)				15,738	922,090
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)				72,766	150,210
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)				201,874	611,198
WPP plc (Communication Services, Media)				106,767	1,177,903
					133,782,761

Total Common Stocks (Cost $833,110,965)					806,201,509

		Dividend yield
Preferred Stocks : 0.57%
Fuchs Petrolub SE (Materials, Chemicals)		2.20%		5,786	239,480
Henkel AG & Company KGaA (Consumer Staples, Household Products)		1.55		15,026	1,733,415
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)		0.40		2,892	367,019
Volkswagen AG (Consumer Discretionary, Automobiles)		2.30		14,347	2,418,470

Total Preferred Stocks (Cost $5,140,496)					4,758,384

			Expiration date
Rights : 0.00%

United Kingdom : 0.00%
GVC CVR Maya Gold (a)†			6-30-2019	174,403	0

Total Rights (Cost $0)					0

		Yield
Short-Term Investments : 1.51%

Investment Companies : 1.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13%		12,563,223	12,563,223

Total Short-Term Investments (Cost $12,563,223)					12,563,223

Total investments in securities (Cost $850,814,684)	98.78%				823,523,116
Other assets and liabilities, net	1.22				10,199,392

Total net assets	100.00%				$833,722,508

17

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust
SDR	Swedish depositary receipt

18

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI EAFE Index	405	12-21-2018	$37,435,985	$36,780,075	$0	$(655,910)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	27,179,905	305,191,076	319,807,758	12,563,223	$12,563,223	1.51%

Wells Fargo Factor Enhanced International Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2018, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$78,080,394	$0	$0	$78,080,394
Austria	2,316,458	0	0	2,316,458
Belgium	4,303,184	353,096	0	4,656,280
Canada	85,442,317	0	0	85,442,317
China	2,547,530	0	0	2,547,530
Denmark	17,118,460	0	0	17,118,460
Finland	10,740,192	0	0	10,740,192
France	51,689,727	0	0	51,689,727
Germany	36,205,532	0	0	36,205,532
Hong Kong	38,406,293	0	0	38,406,293
Ireland	7,021,251	0	0	7,021,251
Italy	5,163,159	0	0	5,163,159
Japan	198,630,317	0	0	198,630,317
Luxembourg	2,844,146	0	0	2,844,146
Malta	185,558	0	0	185,558
Netherlands	17,787,404	0	0	17,787,404
New Zealand	3,066,217	0	0	3,066,217
Norway	8,335,527	0	0	8,335,527
Portugal	1,673,647	0	0	1,673,647
Singapore	14,995,844	0	0	14,995,844
South Africa	586,309			586,309
Spain	14,513,842	0	0	14,513,842
Sweden	21,962,364	0	0	21,962,364
Switzerland	48,113,466	0	0	48,113,466
Thailand	336,514	0	0	336,514
United Kingdom	133,773,544	9,217	0	133,782,761
Preferred stocks
Germany	4,758,384	0	0	4,758,384

Rights
United Kingdom	0	0	0	0
Short-term investments
Investment companies	12,563,223	0	0	12,563,223

Total assets	$823,160,803	$362,313	$0	$823,523,116

Liabilities
Futures contracts	$655,910	$0	$0	$655,910

Total liabilities	$655,910	$0	$0	$655,910

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Portfolio had segregated $2,846,472 as cash collateral for these open futures contracts.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 97.39%

Communication Services : 7.15%

Diversified Telecommunication Services : 3.10%
AT&T Incorporated	640,436	$20,007,214
CenturyLink Incorporated	95,001	1,786,019
Verizon Communications Incorporated	363,443	21,915,613
Zayo Group Holdings Incorporated †	19,709	518,741

		44,227,587

Entertainment : 1.74%
Cinemark Holdings Incorporated	9,602	368,429
Electronic Arts Incorporated †	26,211	2,203,559
Live Nation Incorporated †	11,862	660,476
Take-Two Interactive Software Incorporated †	9,751	1,069,392
The Madison Square Garden Company Class A †	1,590	429,332
The Walt Disney Company	126,723	14,635,239
Twenty-First Century Fox Incorporated Class A	91,762	4,539,466
Viacom Incorporated Class B	31,033	957,678

		24,863,571

Interactive Media & Services : 0.13%
IAC Corporation †	6,770	1,204,789
Yelp Incorporated †	6,956	234,209
Zillow Group Incorporated Class C †	10,078	368,351

		1,807,349

Media : 2.01%
Cable One Incorporated	434	390,292
CBS Corporation Class B	29,071	1,575,067
Charter Communications Incorporated Class A †	15,315	5,041,698
Comcast Corporation Class A	404,337	15,773,186
Discovery Communications Incorporated Class A †	13,601	417,823
Discovery Communications Incorporated Class C †	30,340	847,396
DISH Network Corporation Class A †	19,110	626,044
Interpublic Group of Companies Incorporated	34,033	799,776
News Corporation Class A	33,442	434,077
Nexstar Media Group Incorporated Class A	4,026	332,709
Omnicom Group Incorporated	19,820	1,525,545
Sirius XM Holdings Incorporated	102,864	640,843
Tribune Media Company Class A	7,088	285,363

		28,689,819

Wireless Telecommunication Services : 0.17%
Sprint Corporation †	51,701	324,682
T-Mobile US Incorporated †	27,480	1,881,006
Telephone & Data Systems Incorporated	8,621	308,028

		2,513,716

Consumer Discretionary : 10.17%

Auto Components : 0.14%
Adient plc	8,712	206,300
Dana Incorporated	12,963	188,093
Garrett Motion Incorporated †	6,812	78,338
Lear Corporation	5,998	817,228
The Goodyear Tire & Rubber Company	21,900	507,204

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Auto Components (continued)
Visteon Corporation †	2,705	$199,683

		1,996,846

Automobiles : 0.59%
Ford Motor Company	353,847	3,329,700
General Motors Company	111,174	4,219,053
Harley-Davidson Incorporated	14,859	628,387
Thor Industries Incorporated	4,470	303,111

		8,480,251

Distributors : 0.18%
Genuine Parts Company	12,573	1,303,946
LKQ Corporation †	25,476	709,252
Pool Corporation	3,391	551,071

		2,564,269

Diversified Consumer Services : 0.21%
Bright Horizons Family Solutions Incorporated †	5,102	620,811
Frontdoor Incorporated †	5,958	138,762
Grand Canyon Education Incorporated †	4,237	518,439
H&R Block Incorporated	18,501	499,712
Service Corporation International	16,136	745,483
ServiceMaster Global Holdings Incorporated †	11,876	525,751

		3,048,958

Hotels, Restaurants & Leisure : 2.84%
Aramark	20,706	788,070
Carnival Corporation	35,632	2,148,253
Chipotle Mexican Grill Incorporated †	2,192	1,037,276
Cracker Barrel Old Country Store Incorporated	2,049	370,480
Darden Restaurants Incorporated	10,882	1,202,896
Domino’s Pizza Incorporated	3,895	1,080,161
Dunkin Brands Group Incorporated	7,285	539,090
Hilton Grand Vacations Incorporated †	8,471	271,580
Hilton Worldwide Holdings Incorporated	22,673	1,712,718
Hyatt Hotels Corporation Class A	3,673	261,922
Marriott International Incorporated Class A	23,611	2,715,973
Marriott Vacations Worldwide Corporation	1	81
McDonald’s Corporation	69,414	13,085,233
Norwegian Cruise Line Holdings Limited †	17,777	912,316
Planet Fitness Incorporated Class A †	7,639	421,826
Six Flags Entertainment Corporation	5,937	364,294
Starbucks Corporation	119,874	7,997,993
Texas Roadhouse Incorporated	6,014	397,104
The Wendy’s Company	16,667	298,839
Vail Resorts Incorporated	3,434	958,704
Wyndham Worldwide Corporation	8,420	349,177
Wynn Resorts Limited	8,464	925,962
Yum! Brands Incorporated	28,719	2,648,466

		40,488,414

Household Durables : 0.53%
D.R. Horton Incorporated	31,936	1,188,658
Garmin Limited	8,595	572,943
Leggett & Platt Incorporated	11,260	436,212
Lennar Corporation Class A	25,879	1,105,810
Mohawk Industries Incorporated †	5,435	696,006
Newell Rubbermaid Incorporated	38,055	890,487

2

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Household Durables (continued)
NVR Incorporated †	312	$764,400
Pulte Group Incorporated	23,799	631,149
Toll Brothers Incorporated	12,989	428,247
Whirlpool Corporation	6,297	794,241

		7,508,153

Internet & Direct Marketing Retail : 0.33%
eBay Incorporated †	81,496	2,432,656
GrubHub Incorporated †	7,547	590,855
Qurate Retail Incorporated †	39,035	867,358
Stamps.com Incorporated †	1,477	253,246
Wayfair Incorporated Class A †	4,813	511,141

		4,655,256

Leisure Products : 0.15%
Hasbro Incorporated	9,917	902,447
Mattel Incorporated †	29,710	412,969
Polaris Industries Incorporated	5,168	501,296
The Brunswick Corporation	7,571	401,566

		2,218,278

Multiline Retail : 0.73%
Dollar General Corporation	24,118	2,676,857
Dollar Tree Incorporated †	20,418	1,771,670
Kohl’s Corporation	15,245	1,024,007
Macy’s Incorporated	27,818	951,932
Nordstrom Incorporated	10,301	544,614
Target Corporation	48,587	3,447,734

		10,416,814

Specialty Retail : 3.40%
Aaron’s Incorporated	6,295	294,606
Advance Auto Parts Incorporated	6,199	1,101,624
American Eagle Outfitters Incorporated	14,189	296,976
AutoNation Incorporated †	5,504	204,364
AutoZone Incorporated †	2,402	1,943,386
Best Buy Company Incorporated	21,212	1,370,083
Burlington Stores Incorporated †	5,996	993,897
CarMax Incorporated †	16,475	1,088,503
Five Below Incorporated †	4,937	517,348
Foot Locker Incorporated	10,260	578,664
L Brands Incorporated	21,037	696,535
Lowe’s Companies Incorporated	70,450	6,648,367
O’Reilly Automotive Incorporated †	7,368	2,555,075
Ross Stores Incorporated	32,817	2,874,769
The Gap Incorporated	24,959	681,131
The Home Depot Incorporated	102,673	18,513,995
The TJX Companies Incorporated	105,898	5,173,117
Tractor Supply Company	10,998	1,046,240
ULTA Beauty Incorporated †	5,104	1,519,920
Williams-Sonoma Incorporated	6,904	390,974

		48,489,574

Textiles, Apparel & Luxury Goods : 1.07%
Carter’s Incorporated	4,090	378,325
HanesBrands Incorporated	31,700	504,347
Michael Kors Holdings Limited †	13,150	575,313

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Nike Incorporated Class B	112,903	$8,481,273
PVH Corporation	7,003	773,902
Ralph Lauren Corporation	5,003	557,334
Skechers U.S.A. Incorporated Class A †	12,062	325,674
Tapestry Incorporated	25,050	975,197
Under Armour Incorporated Class A †	16,588	396,121
VF Corporation	28,751	2,337,169

		15,304,655

Consumer Staples : 10.03%

Beverages : 2.78%
Brown-Forman Corporation Class B	24,376	1,163,223
Constellation Brands Incorporated Class A	14,575	2,853,202
Molson Coors Brewing Company Class B	16,987	1,117,235
Monster Beverage Corporation †	36,461	2,175,992
PepsiCo Incorporated	125,300	15,279,082
The Coca-Cola Company	338,693	17,070,127

		39,658,861

Food & Staples Retailing : 1.93%
Casey’s General Stores Incorporated	3,269	423,237
Costco Wholesale Corporation	38,638	8,936,197
Sysco Corporation	42,040	2,833,496
The Kroger Company	76,010	2,254,457
US Foods Holding Corporation †	19,127	634,634
Wal-Mart Stores Incorporated	126,971	12,398,718

		27,480,739

Food Products : 1.26%
Archer Daniels Midland Company	49,085	2,258,892
Bunge Limited	12,570	717,370
Campbell Soup Company	17,359	680,473
ConAgra Foods Incorporated	41,746	1,350,066
Flowers Foods Incorporated	15,929	315,235
General Mills Incorporated	51,982	2,199,358
Hain Celestial Group Incorporated †	7,794	161,336
Hormel Foods Corporation	23,501	1,059,660
Ingredion Incorporated	6,436	672,305
Kellogg Company	24,548	1,562,480
Lamb Weston Holdings Incorporated	12,956	993,725
McCormick & Company Incorporated	10,456	1,568,400
Post Holdings Incorporated †	5,747	556,022
The Hershey Company	12,248	1,326,458
The J.M. Smucker Company	9,656	1,009,149
Tyson Foods Incorporated Class A	25,702	1,515,133

		17,946,062

Household Products : 2.30%
Church & Dwight Company Incorporated	21,648	1,432,881
Colgate-Palmolive Company	76,734	4,874,144
Energizer Holdings Incorporated	5,351	239,885
Kimberly-Clark Corporation	30,886	3,563,318
The Clorox Company	11,441	1,894,858
The Procter & Gamble Company	220,997	20,886,426

		32,891,512

Personal Products : 0.28%
Coty Incorporated Class A	38,279	319,247

4

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Personal Products (continued)
Herbalife Limited †	9,769	$559,275
NU Skin Enterprises Incorporated Class A	4,706	310,455
The Estee Lauder Companies Incorporated Class A	19,648	2,802,984

		3,991,961

Tobacco : 1.48%
Altria Group Incorporated	170,178	9,330,860
Philip Morris International Incorporated	136,840	11,840,765

		21,171,625

Energy : 4.87%

Energy Equipment & Services : 0.36%
Apergy Corporation †	6,720	230,362
Baker Hughes Incorporated	36,779	839,297
Halliburton Company	71,179	2,237,156
Helmerich & Payne Incorporated	8,879	538,067
KLX Energy Services †	1,783	35,999
National Oilwell Varco Incorporated	32,969	1,058,635
Patterson-UTI Energy Incorporated	18,346	254,642

		5,194,158

Oil, Gas & Consumable Fuels : 4.51%
Antero Resources Corporation †	20,138	264,412
Centennial Resource Development Class A †	15,621	242,438
Chevron Corporation	167,838	19,962,652
Delek US Holdings Incorporated	7,071	281,355
Exxon Mobil Corporation	371,003	29,494,739
HollyFrontier Corporation	16,076	1,004,268
Marathon Petroleum Corporation	43,246	2,817,909
ONEOK Incorporated	37,399	2,297,421
PBF Energy Incorporated Class A	9,568	370,090
Peabody Energy Corporation	8,364	260,455
Phillips 66 Company	38,478	3,598,463
Plains GP Holdings LP Class A	13,240	293,001
Range Resources Corporation	21,603	314,324
Valero Energy Corporation	39,040	3,119,296

		64,320,823

Financials : 10.29%

Banks : 2.32%
Associated Banc Corporation	14,556	337,263
Bank of Hawaii Corporation	3,394	270,672
BankUnited Incorporated	9,286	320,738
BB&T Corporation	66,985	3,422,934
Chemical Financial Corporation	6,080	286,976
CIT Group Incorporated	10,626	493,365
Citizens Financial Group Incorporated	42,861	1,558,426
Commerce Bancshares Incorporated	8,635	544,190
Fifth Third Bancorp	59,841	1,671,359
First Horizon National Corporation	27,911	460,252
FNB Corporation	27,830	341,196
Fulton Financial Corporation	14,287	248,737
Hancock Holding Company	7,450	299,639
Home Bancshares Incorporated	13,752	269,677
Huntington Bancshares Incorporated	92,963	1,356,330
IBERIABANK Corporation	4,588	342,953

5

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Banks (continued)
Investors Bancorp Incorporated	21,085	$258,924
M&T Bank Corporation	11,626	1,964,910
MB Financial Incorporated	7,002	321,252
People’s United Financial Incorporated	28,788	485,366
PNC Financial Services Group Incorporated	38,225	5,190,191
SunTrust Banks Incorporated	40,821	2,559,068
Synovus Financial Corporation	9,814	371,067
TCF Financial Corporation	13,903	312,678
UMB Financial Corporation	3,897	263,710
Umpqua Holdings Corporation	18,900	363,636
United Bankshares Incorporated	8,775	317,392
US Bancorp	134,533	7,326,667
Valley National Bancorp	27,666	299,346
Webster Financial Corporation	7,837	471,552
Wintrust Financial Corporation	4,915	380,175

		33,110,641

Capital Markets : 1.88%
BGC Partners Incorporated Class A	22,021	232,101
CBOE Holdings Incorporated	9,858	1,060,918
CME Group Incorporated	29,586	5,623,707
Eaton Vance Corporation	10,058	409,662
FactSet Research Systems Incorporated	3,310	776,162
Interactive Brokers Group Incorporated Class A	6,254	361,794
Intercontinental Exchange Incorporated	50,623	4,136,912
Lazard Limited Class A	11,007	441,601
Legg Mason Incorporated	7,698	223,011
LPL Financial Holdings Incorporated	7,799	500,462
MarketAxess Holdings Incorporated	3,235	704,357
Moody’s Corporation	14,504	2,307,151
MSCI Incorporated	7,673	1,205,352
Raymond James Financial Incorporated	11,468	914,344
S&P Global Incorporated	21,829	3,991,651
SEI Investments Company	12,283	659,597
Stifel Financial Corporation	6,126	295,702
T. Rowe Price Group Incorporated	20,917	2,078,313
The NASDAQ OMX Group Incorporated	10,016	914,661

		26,837,458

Consumer Finance : 0.94%
Ally Financial Incorporated	38,690	1,032,249
American Express Company	61,739	6,931,438
Credit Acceptance Corporation †	1,216	497,855
Discover Financial Services	30,717	2,190,122
FirstCash Incorporated	3,982	354,597
Navient Corporation	22,935	263,753
SLM Corporation †	38,420	394,573
Synchrony Financial	66,780	1,734,944

		13,399,531

Diversified Financial Services : 1.72%
Berkshire Hathaway Incorporated Class B †	112,988	24,658,501

Insurance : 3.11%
AFLAC Incorporated	66,623	3,047,336
Alleghany Corporation	1,270	801,408
American Financial Group Incorporated	5,713	584,783
Aon plc	21,228	3,504,955
Arch Capital Group Limited †	34,241	979,977
Arthur J. Gallagher & Company	15,625	1,204,219
Assurant Incorporated	4,599	447,207

6

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Insurance (continued)
Assured Guaranty Limited	10,108	$412,609
Athene Holding Limited Class A †	14,177	616,558
Axis Capital Holdings Limited	7,123	394,258
Brown & Brown Incorporated	20,010	580,690
Chubb Limited	37,012	4,949,985
Cincinnati Financial Corporation	13,515	1,104,581
CNO Financial Group Incorporated	15,060	275,598
Erie Indemnity Company Class A	2,027	277,395
Everest Reinsurance Group Limited	4,457	989,811
First American Financial Corporation	9,431	455,800
Loews Corporation	25,388	1,220,147
Markel Corporation †	1,173	1,342,076
Marsh & McLennan Companies Incorporated	44,201	3,920,629
Old Republic International Corporation	24,709	557,188
Primerica Incorporated	3,902	463,870
Reinsurance Group of America Incorporated	5,651	844,146
Selective Insurance Group Incorporated	4,953	328,731
The Allstate Corporation	30,412	2,712,446
The Hanover Insurance Group Incorporated	3,619	415,135
The Hartford Financial Services Group Incorporated	32,093	1,418,190
The Progressive Corporation	50,133	3,323,317
The Travelers Companies Incorporated	23,417	3,052,874
Torchmark Corporation	9,283	802,144
Unum Group	19,785	710,479
W.R. Berkley Corporation	8,013	631,264
White Mountain Insurance Group Limited	209	194,109
Willis Towers Watson plc	11,537	1,839,575

		44,403,490

Mortgage REITs : 0.22%
AGNC Investment Corporation	33,872	599,534
Annaly Capital Management Incorporated	102,351	1,027,604
Chimera Investment Corporation	16,161	310,130
MFA Financial Incorporated	32,490	235,553
New Residential Investment Corporation	30,431	523,413
Starwood Property Trust Incorporated	18,443	412,570

		3,108,804

Thrifts & Mortgage Finance : 0.10%
Essent Group Limited †	8,107	312,606
MGIC Investment Corporation †	32,158	376,570
New York Community Bancorp Incorporated	40,026	425,476
Radian Group Incorporated	18,921	348,146

		1,462,798

Health Care : 19.86%

Biotechnology : 1.50%
AbbVie Incorporated	135,048	12,730,975
Gilead Sciences Incorporated	115,215	8,288,567
United Therapeutics Corporation †	3,597	424,806

		21,444,348

Health Care Equipment & Supplies : 5.10%
Abbott Laboratories	151,414	11,212,207
ABIOMED Incorporated †	3,635	1,209,292
Baxter International Incorporated	43,426	2,976,852
Becton Dickinson & Company	23,026	5,819,822

7

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corporation †	120,570	$4,541,872
Cantel Medical Corporation	3,059	262,707
Danaher Corporation	54,304	5,948,460
Dentsply Sirona Incorporated	19,435	734,254
DexCom Incorporated †	7,598	984,625
Edwards Lifesciences Corporation †	17,994	2,915,208
Globus Medical Incorporated Class A †	6,221	300,412
Haemonetics Corporation †	4,695	503,680
Hill-Rom Holdings Incorporated	5,686	551,315
Hologic Incorporated †	23,475	1,042,525
ICU Medical Incorporated †	1,289	309,992
IDEXX Laboratories Incorporated †	7,480	1,524,125
Insulet Corporation †	5,027	421,916
Integra LifeSciences Holdings Corporation †	5,599	300,274
Intuitive Surgical Incorporated †	9,755	5,178,637
LivaNova plc †	4,151	420,040
Masimo Corporation †	4,233	467,408
Medtronic plc	119,207	11,626,259
Neogen Corporation †	4,312	279,676
Penumbra Incorporated †	2,684	373,666
ResMed Incorporated	12,168	1,360,261
Steris plc	7,242	862,377
Stryker Corporation	26,642	4,674,605
Teleflex Incorporated	3,948	1,087,358
The Cooper Companies Incorporated	4,251	1,185,306
Varian Medical Systems Incorporated †	7,824	965,403
West Pharmaceutical Services Incorporated	6,326	693,077
Zimmer Biomet Holdings Incorporated	17,671	2,067,860

		72,801,471

Health Care Providers & Services : 4.65%
AmerisourceBergen Corporation	14,449	1,284,516
Anthem Incorporated	22,288	6,465,080
Cardinal Health Incorporated	27,651	1,516,104
Centene Corporation †	15,145	2,154,376
Chemed Corporation	1,373	434,939
CVS Health Corporation	113,388	9,093,707
DaVita HealthCare Partners Incorporated †	12,447	822,249
Encompass Health Corporation	8,165	614,090
Express Scripts Holding Company †	48,677	4,939,255
HCA Holdings Incorporated	25,005	3,600,470
Henry Schein Incorporated †	13,375	1,193,050
Humana Incorporated	12,192	4,016,898
Laboratory Corporation of America Holdings †	8,981	1,307,993
McKesson Corporation	18,405	2,291,423
MEDNAX Incorporated †	8,107	325,901
Molina Healthcare Incorporated †	5,108	713,639
UnitedHealth Group Incorporated	83,969	23,625,518
Universal Health Services Incorporated Class B	7,427	1,024,852
WellCare Health Plans Incorporated †	3,988	1,016,461

		66,440,521

Health Care Technology : 0.14%
athenahealth Incorporated †	3,476	462,656
Cerner Corporation †	27,611	1,598,953

		2,061,609

Life Sciences Tools & Services : 1.34%
Agilent Technologies Incorporated	28,109	2,033,686
Bio-Rad Laboratories Incorporated Class A †	1,890	518,729
Bio-Techne Corporation	2,820	455,204

8

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Incorporated †	3,548	$478,448
ICON plc ADR †	4,822	697,840
IQVIA Holdings Incorporated †	13,605	1,701,577
Mettler-Toledo International Incorporated †	2,191	1,394,922
PerkinElmer Incorporated	9,493	826,461
PRA Health Sciences Incorporated †	4,307	502,799
Syneos Health Incorporated †	6,875	355,575
Thermo Fisher Scientific Incorporated	35,326	8,815,603
Waters Corporation †	6,521	1,294,940

		19,075,784

Pharmaceuticals : 7.13%
Bristol-Myers Squibb Company	141,880	7,584,905
Catalent Incorporated †	11,488	455,499
Eli Lilly & Company	84,095	9,977,031
Johnson & Johnson	236,337	34,717,905
Merck & Company Incorporated	235,678	18,698,693
Mylan NV †	41,838	1,416,635
Perrigo Company plc	11,510	716,843
Pfizer Incorporated	522,597	24,159,659
Zoetis Incorporated	43,119	4,047,581

		101,774,751

Industrials : 11.96%

Aerospace & Defense : 3.14%
BWX Technologies Incorporated	8,719	394,273
Curtiss-Wright Corporation	3,447	380,549
General Dynamics Corporation	22,625	4,183,136
Harris Corporation	10,372	1,482,677
Hexcel Corporation	7,638	471,035
Huntington Ingalls Industries Incorporated	3,828	824,934
L-3 Technologies Incorporated	6,820	1,250,038
Lockheed Martin Corporation	20,939	6,290,704
Northrop Grumman Corporation	15,079	3,918,731
Raytheon Company	24,973	4,378,766
Spirit AeroSystems Holdings Incorporated Class A	10,020	820,438
Teledyne Technologies Incorporated †	2,873	645,218
Textron Incorporated	20,549	1,153,621
The Boeing Company	51,722	17,935,121
United Technologies Corporation	5,332	649,688

		44,778,929

Air Freight & Logistics : 0.99%
C.H. Robinson Worldwide Incorporated	12,002	1,108,145
Expeditors International of Washington Incorporated	15,001	1,141,426
FedEx Corporation	21,518	4,927,622
United Parcel Service Incorporated Class B	60,343	6,956,944

		14,134,137

Airlines : 0.27%
Alaska Air Group Incorporated	10,806	791,648
JetBlue Airways Corporation †	28,245	551,342
Southwest Airlines Company	46,639	2,546,956

		3,889,946

9

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Building Products : 0.54%
A.O. Smith Corporation	12,467	$590,686
Allegion plc	8,189	750,031
Fortune Brands Home & Security Incorporated	13,144	575,707
Johnson Controls International plc	81,099	2,820,623
Lennox International Incorporated	3,495	789,555
Masco Corporation	27,392	868,052
Owens Corning Incorporated	10,018	522,439
Resideo Technologies Incorporated †	10,411	214,779
Trex Company Incorporated †	5,234	333,563
USG Corporation	7,183	309,156

		7,774,591

Commercial Services & Supplies : 0.66%
Cintas Corporation	7,501	1,405,537
Copart Incorporated †	17,711	906,449
Deluxe Corporation	4,015	202,155
KAR Auction Services Incorporated	11,648	665,567
Republic Services Incorporated	19,131	1,479,592
Rollins Incorporated	8,363	531,552
Stericycle Incorporated †	7,380	354,757
The Brink’s Company	4,180	296,028
Waste Management Incorporated	37,623	3,527,156

		9,368,793

Construction & Engineering : 0.20%
AECOM Technology Corporation †	13,212	424,898
Arcosa Incorporated †	4,553	124,479
EMCOR Group Incorporated	5,186	377,852
Fluor Corporation	12,040	492,797
Jacobs Engineering Group Incorporated	12,178	799,729
Quanta Services Incorporated †	13,110	460,161
Valmont Industries Incorporated	1,886	246,198

		2,926,114

Electrical Equipment : 0.72%
Acuity Brands Incorporated	3,558	462,611
AMETEK Incorporated	19,734	1,449,068
Eaton Corporation plc	37,812	2,909,255
Emerson Electric Company	54,347	3,669,509
EnerSys	3,575	312,348
Hubbell Incorporated	4,832	532,293
Regal-Beloit Corporation	3,859	301,697
Sensata Technologies Holding plc †	14,988	693,345

		10,330,126

Industrial Conglomerates : 1.65%
3M Company	51,707	10,750,919
Carlisle Companies Incorporated	5,317	561,050
Honeywell International Incorporated	65,764	9,650,867
Roper Industries Incorporated	8,769	2,609,567

		23,572,403

Machinery : 2.32%
AGCO Corporation	5,757	343,578
Allison Transmission Holdings Incorporated	11,731	552,647
Barnes Group Incorporated	4,240	254,612
Crane Company	4,483	387,197
Cummins Incorporated	13,920	2,102,755

10

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Machinery (continued)
Deere & Company	28,870	$4,471,386
Donaldson Company Incorporated	11,126	623,501
Dover Corporation	13,269	1,126,405
Fortive Corporation	26,728	2,033,199
Graco Incorporated	14,123	622,118
IDEX Corporation	6,579	903,955
Illinois Tool Works Incorporated	25,480	3,542,994
Ingersoll-Rand plc	21,557	2,231,581
ITT Incorporated	7,561	419,257
John Bean Technologies Corporation	2,713	223,931
Kennametal Incorporated	7,034	294,162
Lincoln Electric Holdings Incorporated	5,325	457,684
Nordson Corporation	4,417	531,851
Oshkosh Corporation	6,484	462,504
Paccar Incorporated	29,862	1,858,014
Parker-Hannifin Corporation	11,399	1,961,084
Snap-on Incorporated	4,919	817,735
Stanley Black & Decker Incorporated	13,112	1,715,705
Terex Corporation	6,664	220,312
The Flowserve Corporation	11,217	544,137
The Middleby Corporation †	4,757	574,598
The Timken Company	6,003	241,020
The Toro Company	8,890	551,091
Trinity Industries Incorporated	12,850	306,216
WABCO Holdings Incorporated †	4,540	551,383
Wabtec Corporation	7,298	690,391
Woodward Governor Company	4,827	403,923
Xylem Incorporated	15,389	1,123,089

		33,144,015

Marine : 0.03%
Kirby Corporation †	4,782	365,058

Professional Services : 0.57%
ASGN Incorporated †	4,332	299,991
Dun & Bradstreet Corporation	3,169	454,878
Equifax Incorporated	10,351	1,062,737
IHS Markit Limited †	30,646	1,635,577
Manpower Incorporated	5,748	466,623
Nielsen Holdings plc	31,297	850,339
Robert Half International Incorporated	10,538	651,565
TransUnion	15,790	1,019,560
Verisk Analytics Incorporated †	13,371	1,648,912

		8,090,182

Road & Rail : 0.57%
Genesee & Wyoming Incorporated Class A †	5,272	439,052
J.B. Hunt Transport Services Incorporated	7,511	798,870
Kansas City Southern	8,670	893,444
Knight-Swift Transportation Holdings Incorporated	11,984	415,365
Landstar System Incorporated	3,615	394,324
Norfolk Southern Corporation	24,249	4,140,274
Old Dominion Freight Line Incorporated	6,074	830,498
Ryder System Incorporated	4,665	263,899

		8,175,726

Trading Companies & Distributors : 0.28%
Beacon Roofing Supply Incorporated †	6,134	213,831
Fastenal Company	24,852	1,472,730

11

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Company Class A	3,905	$345,944
W.W. Grainger Incorporated	4,117	1,292,903
Watsco Incorporated	2,767	425,288
WESCO International Incorporated †	4,118	219,942

		3,970,638

Transportation Infrastructure : 0.02%
Macquarie Infrastructure Company LLC	7,230	301,491

Information Technology : 8.99%

Communications Equipment : 0.38%
ARRIS International plc †	15,383	475,335
Ciena Corporation †	11,355	370,400
CommScope Holdings Incorporated †	17,019	308,044
F5 Networks Incorporated †	5,399	928,466
Juniper Networks Incorporated	30,099	864,142
Lumentum Holdings Incorporated †	5,281	234,846
Motorola Solutions Incorporated	14,157	1,858,106
Viasat Incorporated †	4,844	334,914

		5,374,253

Electronic Equipment, Instruments & Components : 0.83%
Amphenol Corporation Class A	26,068	2,292,420
Arrow Electronics Incorporated †	7,687	591,668
Avnet Incorporated	10,474	458,971
Belden Incorporated	3,552	198,131
CDW Corporation of Delaware	13,236	1,226,712
Coherent Incorporated †	2,123	293,314
Dolby Laboratories Incorporated Class A	5,135	361,504
FLIR Systems Incorporated	11,899	545,688
Jabil Circuit Incorporated	13,444	335,697
Keysight Technologies Incorporated †	16,269	1,005,750
Littelfuse Incorporated	2,100	401,835
National Instruments Corporation	10,830	530,237
SYNNEX Corporation	2,617	211,297
TE Connectivity Limited	30,556	2,350,673
Tech Data Corporation †	3,311	297,824
Zebra Technologies Corporation Class A †	4,553	818,629

		11,920,350

IT Services : 4.13%
Accenture plc Class A	55,840	9,186,797
Akamai Technologies Incorporated †	14,419	991,306
Alliance Data Systems Corporation	4,297	860,947
Amdocs Limited	12,358	802,158
Automatic Data Processing Incorporated	35,870	5,287,955
Black Knight Incorporated †	11,234	509,350
Booz Allen Hamilton Holding Corporation	12,395	635,987
Broadridge Financial Solutions Incorporated	10,171	1,076,804
CACI International Incorporated Class A †	2,116	348,950
Cognizant Technology Solutions Corporation Class A	51,065	3,637,360
Conduent Incorporated †	17,158	219,966
CoreLogic Incorporated †	6,888	278,688
DXC Technology Company	25,255	1,592,075
EPAM Systems Incorporated †	4,533	590,423
Euronet Worldwide Incorporated †	4,288	504,312
Fidelity National Information Services Incorporated	28,454	3,071,609
First Data Corporation Class A †	41,475	791,343
Fiserv Incorporated †	35,455	2,805,554
Gartner Incorporated †	7,697	1,179,103

12

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

IT Services (continued)
Global Payments Incorporated	13,795	$1,542,419
GoDaddy Incorporated Class A †	11,833	772,222
International Business Machines Corporation	80,520	10,006,220
Jack Henry & Associates Incorporated	6,673	932,218
Leidos Holdings Incorporated	13,077	823,851
Maximus Incorporated	5,536	393,720
Paychex Incorporated	27,752	1,963,732
Sabre Corporation	19,858	507,769
Square Incorporated Class A †	23,436	1,636,770
The Western Union Company	39,981	748,844
Total System Services Incorporated	14,553	1,271,496
VeriSign Incorporated †	7,159	1,117,234
WEX Incorporated †	3,744	580,208
Worldpay Incorporated Class A †	26,312	2,257,833

		58,925,223

Semiconductors & Semiconductor Equipment : 1.35%
Applied Materials Incorporated	88,556	3,301,368
Entegris Incorporated	12,163	357,592
KLA-Tencor Corporation	13,383	1,319,028
Lam Research Corporation	14,086	2,210,939
Maxim Integrated Products Incorporated	24,171	1,351,642
MKS Instruments Incorporated	4,785	375,431
ON Semiconductor Corporation †	36,337	696,944
Silicon Laboratories Incorporated †	3,586	316,895
Teradyne Incorporated	16,652	594,310
Texas Instruments Incorporated	84,594	8,446,711
Versum Materials Incorporated	9,509	329,392

		19,300,252

Software : 1.67%
2U Incorporated †	4,405	257,208
Ansys Incorporated †	7,158	1,159,739
Aspen Technology Incorporated †	6,226	537,304
Blackbaud Incorporated	4,046	296,370
Cadence Design Systems Incorporated †	23,997	1,080,825
CDK Global Incorporated	11,628	586,051
Citrix Systems Incorporated	11,018	1,200,631
Ellie Mae Incorporated †	2,912	195,890
Fair Isaac Corporation †	2,528	502,137
Fortinet Incorporated †	12,850	948,844
HubSpot Incorporated †	3,022	420,149
Intuit Incorporated	21,308	4,571,205
J2 Global Incorporated	3,988	294,354
Manhattan Associates Incorporated †	5,722	283,411
Nuance Communications Incorporated †	25,095	401,269
Nutanix Incorporated Class A †	9,820	439,052
Paycom Software Incorporated †	4,293	569,982
PTC Incorporated †	9,894	855,732
RealPage Incorporated †	5,683	293,129
Red Hat Incorporated †	15,472	2,762,680
RingCentral Incorporated Class A †	5,691	471,784
SS&C Technologies Holdings Incorporated	17,669	850,762
Symantec Corporation	51,846	1,146,315
Synopsys Incorporated †	12,652	1,163,225
Teradata Corporation †	10,320	388,342
Tyler Technologies Incorporated †	3,115	600,447
VMware Incorporated Class A †	6,262	1,047,883

13

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Software (continued)
Zendesk Incorporated †	8,618	$512,168

		23,836,888

Technology Hardware, Storage & Peripherals : 0.63%
Hewlett Packard Enterprise Company	135,634	2,034,510
HP Incorporated	141,697	3,259,031
NCR Corporation †	10,227	283,390
NetApp Incorporated	24,315	1,625,944
Pure Storage Incorporated Class A †	13,868	262,244
Seagate Technology plc	22,533	970,947
Xerox Corporation	21,668	583,303

		9,019,369

Materials : 3.23%

Chemicals : 2.05%
Air Products & Chemicals Incorporated	18,881	3,037,386
Ashland Global Holdings Incorporated	5,347	437,866
Axalta Coating Systems Limited †	19,326	483,730
Cabot Corporation	4,169	205,115
Celanese Corporation Series A	11,872	1,198,241
CF Industries Holdings Incorporated	20,049	845,867
Eastman Chemical Company	11,507	906,982
Ecolab Incorporated	22,302	3,579,248
Huntsman Corporation	18,753	379,186
Ingevity Corporation †	3,674	360,089
International Flavors & Fragrances Incorporated	6,884	974,981
Linde plc	25,292	4,022,693
LyondellBasell Industries NV Class A	28,076	2,619,772
NewMarket Corporation	785	330,077
Olin Corporation	14,974	322,390
PolyOne Corporation	6,854	230,431
PPG Industries Incorporated	21,559	2,357,045
RPM International Incorporated	11,471	756,512
Scotts Miracle-Gro Company Class A	2,648	201,195
Sensient Technologies Corporation	3,747	240,782
The Chemours Company	16,529	470,746
The Mosaic Company	31,112	1,120,032
The Sherwin-Williams Company	7,266	3,081,293
Trinseo SA	3,536	178,674
Valvoline Incorporated	17,237	363,528
W.R. Grace & Company	5,767	368,165
Westlake Chemical Corporation	2,851	206,669

		29,278,695

Construction Materials : 0.11%
Eagle Materials Incorporated	4,118	300,614
Martin Marietta Materials Incorporated	5,514	1,051,465
Summit Materials Incorporated Class A †	10,079	146,146

		1,498,225

Containers & Packaging : 0.66%
AptarGroup Incorporated	5,226	543,765
Avery Dennison Corporation	7,617	734,279
Ball Corporation	30,112	1,478,800
Bemis Company Incorporated	7,714	376,135
Berry Global Group Incorporated †	10,695	538,172
Crown Holdings Incorporated †	11,518	590,643
Graphic Packaging Holding Company	27,399	328,514
International Paper Company	36,328	1,677,990

14

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Containers & Packaging (continued)
Owens-Illinois Incorporated	14,221	$261,524
Packaging Corporation of America	8,179	800,070
Sealed Air Corporation	14,016	512,004
Sonoco Products Company	8,316	478,503
WestRock Company	22,571	1,063,320

		9,383,719

Metals & Mining : 0.39%
Alcoa Corporation †	16,165	514,209
Newmont Mining Corporation	46,091	1,490,583
Nucor Corporation	27,563	1,665,081
Reliance Steel & Aluminum Company	6,071	488,412
Royal Gold Incorporated	5,585	408,543
Steel Dynamics Incorporated	19,545	687,984
United States Steel Corporation	15,401	355,147

		5,609,959

Paper & Forest Products : 0.02%
Louisiana-Pacific Corporation	12,949	296,014

Real Estate : 5.76%

Equity REITs : 5.62%
Alexandria Real Estate Equities Incorporated	8,935	1,112,408
American Campus Communities Incorporated	12,049	528,108
American Homes 4 Rent Class A	23,864	497,087
American Tower Corporation	39,236	6,453,930
Apartment Investment & Management Company Class A	13,737	646,875
Apple Hospitality REIT Incorporated	20,150	319,781
AvalonBay Communities Incorporated	12,381	2,359,447
Boston Properties Incorporated	13,536	1,775,923
Brixmor Property Group Incorporated	27,278	450,087
Camden Property Trust	8,359	795,442
Colony Capital Incorporated	43,979	270,911
CoreSite Realty Corporation	3,015	293,842
Cousins Properties Incorporated	37,649	318,134
Crown Castle International Corporation	36,309	4,171,904
CubeSmart REIT	15,917	495,655
CyrusOne Incorporated	8,667	486,045
Digital Realty Trust Incorporated	18,146	2,087,516
Douglas Emmett Incorporated	14,412	532,091
Duke Realty Corporation	31,854	906,565
EPR Properties	6,724	476,261
Equinix Incorporated	6,926	2,668,449
Equity Commonwealth	8,040	255,431
Equity Lifestyle Properties Incorporated	5,870	584,241
Equity Residential	32,506	2,316,053
Essex Property Trust Incorporated	5,833	1,531,221
Extra Space Storage Incorporated	10,794	1,036,008
Federal Realty Investment Trust	6,440	850,660
First Industrial Realty Trust Incorporated	10,780	345,607
Forest City Realty Trust Incorporated	21,475	543,318
Gaming and Leisure Properties Incorporated	17,810	613,198
HCP Incorporated	41,363	1,210,281
Healthcare Realty Trust Incorporated	9,824	304,544
Healthcare Trust of America Incorporated Class A	18,068	508,072
Highwoods Properties Incorporated	8,881	385,169
Hospitality Properties Trust	14,147	379,705
Host Hotels & Resorts Incorporated	63,446	1,205,474
Hudson Pacific Properties Incorporated	14,130	436,052
Invitation Homes Incorporated	25,833	554,376

15

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value

Equity REITs (continued)
Iron Mountain Incorporated	23,825	$809,335
JBG Smith Properties	9,470	379,463
Kilroy Realty Corporation	8,668	607,540
Kimco Realty Corporation	37,201	608,236
Lamar Advertising Company Class A	7,432	563,643
LaSalle Hotel Properties	9,931	318,388
Liberty Property Trust	13,106	593,571
Life Storage Incorporated	4,114	401,691
Medical Properties Trust Incorporated	33,158	572,639
Mid-America Apartment Communities Incorporated	10,093	1,045,231
National Retail Properties Incorporated	13,663	683,970
Omega Healthcare Investors Incorporated	17,569	666,568
Paramount Group Incorporated	16,582	236,625
Park Hotels & Resorts Incorporated	18,151	559,414
Prologis Incorporated	56,098	3,777,639
Public Storage Incorporated	13,080	2,789,441
Rayonier Incorporated	11,048	349,448
Realty Income Corporation	25,193	1,614,619
Regency Centers Corporation	13,641	868,386
RLJ Lodging Trust	15,422	313,683
Ryman Hospitality Properties Incorporated	4,010	297,181
Sabra Health Care REIT Incorporated	16,015	308,929
SBA Communications Corporation †	10,247	1,750,290
Senior Housing Properties Trust	21,427	294,836
Simon Property Group Incorporated	27,949	5,189,850
SL Green Realty Corporation	7,933	764,900
Spirit Realty Capital Incorporated	41,671	309,199
STORE Capital Corporation	16,305	488,498
Sun Communities Incorporated	6,043	629,076
Sunstone Hotel Investors Incorporated	19,930	304,132
Taubman Centers Incorporated	5,198	275,182
The Macerich Company	12,638	635,565
UDR Incorporated	23,933	1,020,024
Ventas Incorporated	31,394	1,993,205
VEREIT Incorporated	86,300	660,195
VICI Properties Incorporated	26,393	574,576
Vornado Realty Trust	15,504	1,115,668
Weingarten Realty Investors	10,926	315,324
Welltower Incorporated	33,196	2,401,067
Weyerhaeuser Company	66,316	1,751,406
WP Carey Incorporated	9,271	628,110

		80,172,614

Real Estate Management & Development : 0.14%
CBRE Group Incorporated Class A †	27,834	1,215,789
Jones Lang LaSalle Incorporated	4,075	583,540
Realogy Holdings Corporation	11,719	225,708

		2,025,037

Utilities : 5.08%

Electric Utilities : 2.92%
ALLETE Incorporated	4,667	379,800
Alliant Energy Corporation	20,461	928,725
American Electric Power Company Incorporated	43,365	3,371,195
Duke Energy Corporation	62,159	5,505,423
Edison International	29,636	1,639,464
Entergy Corporation	15,890	1,383,383
Evergy Incorporated	12,699	753,940
Eversource Energy	27,807	1,900,330
Exelon Corporation	84,836	3,935,542
FirstEnergy Corporation	41,747	1,579,289

16

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Electric Utilities (continued)
Hawaiian Electric Industries Incorporated	9,742	$373,313
IDACORP Incorporated	4,588	450,725
NextEra Energy Incorporated	41,114	7,470,825
OGE Energy Corporation	17,876	708,247
PG&E Corporation †	46,045	1,214,667
Pinnacle West Capital Corporation	10,030	896,281
PNM Resources Incorporated	7,164	309,628
Portland General Electric Company	8,197	394,686
PPL Corporation	62,684	1,917,504
The Southern Company	89,640	4,242,661
Xcel Energy Incorporated	44,851	2,352,435

		41,708,063

Gas Utilities : 0.25%
Atmos Energy Corporation	9,611	919,484
National Fuel Gas Company	7,550	406,568
New Jersey Resources Corporation	7,592	368,440
ONE Gas Incorporated	4,578	389,542
Southwest Gas Corporation	3,919	308,700
Spire Incorporated	4,096	323,215
UGI Corporation	15,775	906,274

		3,622,223

Independent Power & Renewable Electricity Producers : 0.19%
AES Corporation	58,258	902,416
NRG Energy Incorporated	27,222	1,046,141
Vistra Energy Corporation †	31,272	734,267

		2,682,824

Multi-Utilities : 1.58%
Ameren Corporation	21,389	1,467,713
Avista Corporation	5,567	289,595
Black Hills Corporation	4,644	307,479
CenterPoint Energy Incorporated	37,827	1,059,534
CMS Energy Corporation	24,800	1,291,832
Consolidated Edison Incorporated	28,098	2,257,674
Dominion Energy Incorporated	59,973	4,467,989
DTE Energy Company	15,802	1,892,131
MDU Resources Group Incorporated	16,892	447,131
NiSource Incorporated	30,049	793,895
Public Service Enterprise Group Incorporated	44,007	2,459,991
SCANA Corporation	11,715	546,622
Sempra Energy	23,373	2,693,037
Vectren Corporation	7,205	517,391
WEC Energy Group Incorporated	27,591	1,999,796

		22,491,810

Water Utilities : 0.14%
American Water Works Company Incorporated	15,614	1,489,732
Aqua America Incorporated	15,513	531,941

		2,021,673

Total Common Stocks (Cost $1,197,002,059)		1,390,498,298

17

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name		Yield	Shares	Value

Short-Term Investments : 1.92%

Investment Companies : 1.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13%	27,417,177	$27,417,177

Total Short-Term Investments (Cost $27,417,177)				27,417,177

Total investments in securities (Cost $1,224,419,236)	99.31%			1,417,915,475
Other assets and liabilities, net	0.69			9,879,075

Total net assets	100.00%			$1,427,794,550

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

18

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
S&P 500 E-Mini Index	518	12-21-2018	$71,566,723	$71,439,970	$0	$(126,753)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	39,764,513	430,225,670	442,573,006	27,417,177	$27,417,177	1.92%

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$102,102,042	$0	$0	$102,102,042
Consumer discretionary	145,171,468	0	0	145,171,468
Consumer staples	143,140,760	0	0	143,140,760
Energy	69,514,981	0	0	69,514,981
Financials	146,981,223	0	0	146,981,223
Health care	283,598,484	0	0	283,598,484
Industrials	170,822,149	0	0	170,822,149
Information technology	128,376,335	0	0	128,376,335
Materials	46,066,612	0	0	46,066,612
Real estate	82,197,651	0	0	82,197,651
Utilities	72,526,593	0	0	72,526,593
Short-term investments
Investment companies	27,417,177	0	0	27,417,177

Total assets	$1,417,915,475	$0	$0	$1,417,915,475

Liabilities
Futures contracts	$126,753	$0	$0	$126,753

Total liabilities	$126,753	$0	$0	$126,753

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Portfolio had segregated $6,508,000 as cash collateral for these open futures contracts.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 97.43%

Communication Services : 3.84%

Diversified Telecommunication Services : 0.86%
ATN International Incorporated	2,690	$227,466
Bandwidth Incorporated Class A †	1,086	50,673
Cincinnati Bell Incorporated †	11,710	145,438
Cogent Communications Group Incorporated	10,789	523,159
Consolidated Communications Holdings Incorporated	17,676	243,222
Frontier Communications Corporation	20,039	71,539
IDT Corporation Class B	4,697	39,408
Intelsat SA †	13,537	336,665
Iradium Communications Incorporated †	24,313	580,594
Ooma Incorporated †	4,429	66,169
Pareteum Corporation †	10,835	20,153
Vonage Holdings Corporation †	53,805	569,795
Windstream Holdings Incorporated †	10,706	32,225

		2,906,506

Entertainment : 0.44%
AMC Entertainment Holdings Class A	13,264	181,054
Glu Mobile Incorporated †	28,355	210,111
Marcus Corporation	4,755	201,897
Reading International Incorporated Class A †	4,167	63,630
Rosetta Stone Incorporated †	5,303	88,613
World Wrestling Entertainment Incorporated Class A	10,079	745,443

		1,490,748

Interactive Media & Services : 0.65%
Actua Corporation ‡(a)	9,483	6,069
Angi Homeservices Incorporated Class A †	15,954	279,674
Care.com Incorporated †	6,503	116,534
CarGurus Incorporated †	11,093	431,629
Cars.com Incorporated †	18,009	465,893
DHI Group Incorporated †	11,629	20,583
Match Group Incorporated	12,920	520,288
Quinstreet Incorporated †	9,263	149,505
Xo Group Incorporated †	6,243	215,384

		2,205,559

Media : 1.51%
A.H. Belo Corporation Class A	4,745	21,447
AMC Networks Incorporated Class A †	12,238	732,567
Boston Omaha Corporation Class A †	1,571	38,599
Clear Channel Outdoor Holdings Incorporated Class A	9,448	48,279
Daily Journal Corporation †	246	58,056
Emerald Expositions Events Class I	6,422	75,137
Entercom Communications Corporation	30,570	199,622
Entravision Communications Corporation Class A	16,251	52,491
Gannett Company Incorporated	28,639	296,986
Gray Television Incorporated †	20,414	377,455
Hemisphere Media Group Incorporated †	4,589	63,649
John Wiley & Sons Incorporated Class A	11,896	657,730
Lee Enterprises Incorporated †	12,591	28,204
Marchex Incorporated Class B	8,500	26,180
Meredith Corporation	10,018	573,631
MSG Networks Incorporated Class A †	15,362	411,394
National CineMedia Incorporated	19,761	136,549
New Media Investment Group Incorporated	14,460	190,872

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Media (continued)
Saga Communications Incorporated Class A	1,237	$45,893
Scholastic Corporation	5,971	275,920
Sinclair Broadcast Group Incorporated Class A	18,884	593,902
Techtarget †	5,393	77,605
Tribune Publishing Company †	4,224	61,628
WideOpenWest Incorporated †	7,561	70,620

		5,114,416

Wireless Telecommunication Services : 0.38%
Boingo Wireless Incorporated †	10,365	259,540
Gogo Incorporated †	14,482	61,259
Nii Holdings Incorporated †	21,476	116,185
Shenandoah Telecommunications Company	11,963	597,671
Spok Holdings Incorporated	4,915	71,612
United States Cellular Corporation †	3,621	202,269

		1,308,536

Consumer Discretionary : 14.70%

Auto Components : 1.25%
American Axle & Manufacturing Holdings Incorporated †	28,305	352,397
Cooper Tire & Rubber Company	12,762	436,460
Cooper-Standard Holdings Incorporated †	4,597	336,133
Dorman Products Incorporated †	7,046	619,062
Fox Factory Holding Corporation †	9,311	593,204
Horizon Global Corporation †	5,643	11,286
LCI Industries	6,268	485,018
Modine Manufacturing Company †	12,430	162,212
Motorcar Parts of America Incorporated †	4,851	87,075
Shiloh Industries Incorporated †	3,657	29,146
Standard Motor Products Incorporated	5,124	269,881
Stoneridge Incorporated †	6,949	185,886
Strattec Security Corporation	911	27,822
Superior Industries International Incorporated	6,021	44,315
Tenneco Incorporated	12,912	435,780
Tower International Incorporated	5,007	140,797
Voxx International Corporation †	4,960	24,899

		4,241,373

Automobiles : 0.06%
Winnebago Industries Incorporated	7,506	187,875

Distributors : 0.10%
Core Mark Holding Company Incorporated	11,474	301,537
Weyco Group Incorporated	1,515	50,177

		351,714

Diversified Consumer Services : 1.09%
Adtalem Global Education Incorporated †	14,912	861,019
American Public Education Incorporated †	4,109	130,009
Bridgepoint Education Incorporated †	6,644	53,152
Cambium Learning Group Incorporated †	3,741	54,170
Career Education Corporation †	16,678	224,986
Carriage Services Incorporated	3,671	62,554
Collectors Universe Incorporated	2,068	27,587
Graham Holdings Company Class B	1,096	722,220
Houghton Mifflin Harcourt Company †	26,358	262,262
K12 Incorporated †	9,929	236,906
Laureate Education Incorporated Class A †	13,009	191,883
Regis Corporation †	8,926	163,078

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Diversified Consumer Services (continued)
Strategic Education Incorporated	5,191	$708,520

		3,698,346

Hotels, Restaurants & Leisure : 3.32%
BBX Capital Corporation	16,454	110,571
Biglari Holdings Incorporated Class A †	29	20,264
Biglari Holdings Incorporated Class B †	299	42,772
BJ’s Restaurants Incorporated	5,129	278,607
Bloomin’ Brands Incorporated	21,635	422,964
Bluegreen Vacations Corporation	1,904	26,428
Bojangles Incorporated †	4,349	69,975
Brinker International Incorporated	11,602	592,630
Carrols Restaurant Group Incorporated †	8,802	96,998
Century Casinos Incorporated †	6,694	49,937
Choice Hotels International Incorporated	9,006	701,297
Churchill Downs Incorporated	2,657	738,008
Chuy’s Holding Incorporated †	4,074	87,184
Dave & Buster’s Entertainment Incorporated	10,090	573,717
Del Frisco’s Restaurant Group Incorporated †	4,914	33,759
Del Taco Restaurants Incorporated †	7,411	79,372
Denny’s Corporation †	15,780	261,001
Dine Brands Global Incorporated	4,214	375,805
Drive Shack Incorporated †	14,799	69,111
El Pollo Loco Holdings Incorporated †	5,532	84,474
Eldorado Resorts Incorporated †	14,753	648,837
Fiesta Restaurant Group Incorporated †	5,260	99,151
Golden Entertainment Incorporated †	4,708	85,168
International Speedway Corporation Class A	5,978	253,109
J. Alexander’s Holdings Incorporated †	3,247	33,184
Jack in the Box Incorporated	7,309	648,235
Lindblad Expeditions Holding †	6,421	82,702
Marriott Vacations Worldwide Corporation	5,477	444,732
Monarch Casino & Resort Incorporated †	2,967	118,680
Nathan S Famous Incorporated	752	55,174
Noodles & Company †	4,124	32,621
Papa John’s International Incorporated	5,748	275,847
Penn National Gaming Incorporated †	27,683	612,071
Playa Hotels & Resorts NV †	14,270	108,167
Potbelly Corporation †	5,721	58,240
RCI Hospitality Holdings Incorporated	2,247	56,220
Red Lion Hotels Corporation †	4,167	37,586
Red Robin Gourmet Burgers Incorporated †	3,227	111,945
Red Rock Resorts Incorporated Class A	17,284	452,149
Ruth’s Chris Steak House Incorporated	7,290	178,386
SeaWorld Entertainment Incorporated †	13,976	398,036
Shake Shack Incorporated Class A †	5,104	283,527
Sonic Corporation	8,974	389,920
Speedway Motorsports Incorporated	1,498	26,035
The Cheesecake Factory Incorporated	10,856	512,295
The Habit Restaurants Incorporated Class A †	5,071	63,388
Town Sports International Holdings Incorporated †	3,483	24,764
Wingstop Incorporated	7,451	488,935

		11,293,978

Household Durables : 1.78%
Bassett Furniture Industries Incorporated	2,625	55,204
Cavco Industries Incorporated †	2,190	360,386
Century Communities Incorporated †	6,480	133,294
CSS Industries Incorporated	2,481	26,894
Ethan Allen Interiors Incorporated	6,426	133,532
Flexsteel Industries Incorporated	1,875	46,538

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Household Durables (continued)
Green Brick Partners Incorporated †	6,133	$50,904
Hamilton Beach Brand Class A	2,028	45,934
Helen of Troy Limited †	6,969	996,776
Hooker Furniture Corporation	3,082	92,861
Hovnanian Enterprises Incorporated Class A †	30,394	38,600
Installed Building Products †	5,309	205,618
KB Home Incorporated	21,904	462,393
La-Z-Boy Incorporated	11,838	346,025
LGI Homes Incorporated †	4,653	214,782
Libbey Incorporated	5,248	31,540
Lifetime Brands Incorporated	3,060	36,536
M/I Homes Incorporated †	7,269	171,112
MDC Holdings Incorporated	11,493	338,469
Meritage Corporation †	9,642	368,807
Skyline Champion Corporation	1,794	40,401
Tempur-Pedic International Incorporated †	11,931	608,242
The New Home Company Incorporated †	3,279	23,969
TopBuild Corporation †	9,058	461,505
TRI Pointe Homes Incorporated †	37,736	470,945
Universal Electronics Incorporated †	3,409	117,542
William Lyon Homes Class A †	8,241	102,436
Zagg Incorporated †	6,929	69,636

		6,050,881

Internet & Direct Marketing Retail : 1.26%
1-800-Flowers.com Incorporated Class A †	6,002	75,085
Blue Apron Holdings Incorporated Class A †	10,588	12,388
Duluth Holdings Incorporated Class B †	2,555	80,176
Etsy Incorporated †	27,852	1,505,122
FTD Companies Incorporated †	4,360	9,243
Gaia Incorporated †	2,879	37,542
Groupon Incorporated †	113,985	349,934
Lands End Incorporated †	2,543	53,988
Leaf Group Limited †	3,763	30,668
Liberty Expedia Holdings Incorporated Class A †	13,954	584,812
Liquidity Services Incorporated †	6,552	42,457
Nutrisystem Incorporated	7,510	279,297
Overstock.com Incorporated †	5,450	106,602
PetMed Express Incorporated	5,180	124,786
Quotient Technology Incorporated †	20,055	246,476
Remark Holdings Incorporated †	6,711	8,859
Shutterfly Incorporated †	8,482	424,015
Shutterstock Incorporated	4,674	178,594
Stitch Fix Incorporated Class A †	4,585	125,308

		4,275,352

Leisure Products : 0.54%
Acushnet Holdings Corporation	8,435	192,740
American Outdoor Brands Corporation †	13,520	164,674
Callaway Golf Company	24,402	418,006
Clarus Corporation	5,403	61,162
Escalade Incorporated	2,503	29,661
Johnson Outdoors Incorporated Class A	940	67,022
Malibu Boats Incorporated Class A †	5,170	250,331
Marine Products Corporation	1,947	42,328
Mastercraft Boat Holdings Incorporated †	4,650	120,482
Nautilus Group Incorporated †	7,480	96,567
Sturm, Ruger & Company Incorporated	4,287	229,826
Vista Outdoor Incorporated †	14,369	163,807

		1,836,606

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Multiline Retail : 0.24%
Big Lots Stores Incorporated	10,669	$464,742
Dillard’s Incorporated Class A	2,997	207,962
JCPenny Company Incorporated †	77,307	110,549
Sears Holdings Corporation †	9,114	3,099
Tuesday Morning Corporation †	11,289	27,658

		814,010

Specialty Retail : 3.83%
Abercrombie & Fitch Company Class A	18,137	379,245
America’s Car-Mart Incorporated †	1,583	117,474
Asbury Automotive Group Incorporated †	5,144	355,553
Barnes & Noble Education Incorporated †	8,045	53,660
Barnes & Noble Incorporated	13,203	99,947
Bed Bath & Beyond Incorporated	34,729	447,310
Big 5 Sporting Goods Corporation	5,451	20,114
Boot Barn Holdings Incorporated †	5,135	116,256
Build A Bear Workshop Incorporated †	3,539	21,588
Caleres Incorporated	9,571	289,331
Camping World Holdings Incorporated Class A	8,296	156,546
Carvana Corporation †	4,372	189,264
Chico’s FAS Incorporated	31,706	171,212
Children’s Place Retail Stores Incorporated	4,135	536,061
Citi Trends Incorporated	3,148	64,534
Container Store Group Incorporated †	4,390	23,838
Dick’s Sporting Goods Incorporated	19,739	710,209
DSW Incorporated Class A	17,496	485,339
Express Incorporated †	18,778	117,175
Francescas Holdings Corporation †	8,787	17,486
GameStop Corporation Class A	25,342	346,172
Genesco Incorporated †	4,853	202,661
Group 1 Automotive Incorporated	5,086	285,833
Guess? Incorporated	14,558	346,480
Haverty Furniture Companies Incorporated	4,523	92,676
Hibbett Sports Incorporated †	4,804	74,414
Kirkland’s Incorporated †	3,898	42,293
Lithia Motors Incorporated Class A	6,025	499,232
MarineMax Incorporated †	6,807	144,513
Monro Muffler Brake Incorporated	8,101	658,773
Murphy USA Incorporated †	8,103	656,505
Office Depot Incorporated	137,845	445,239
Party City Holdco Incorporated †	9,481	113,298
Penske Auto Group Incorporated	9,425	410,930
Pier 1 Imports Incorporated	20,027	28,839
Rent-A-Center Incorporated †	10,926	160,394
RTW Retailwinds Incorporated †	7,108	23,812
Sally Beauty Holdings Incorporated †	31,803	671,361
Shoe Carnival Incorporated	3,006	114,018
Signet Jewelers Limited	14,932	786,916
Sleep Number Corporation †	9,426	361,393
Sonic Automotive Incorporated	5,477	86,482
Sportsman’s Warehouse Holdings Incorporated †	8,097	36,437
Tailored Brands Incorporated	12,369	283,250
The Buckle Incorporated	7,202	137,558
The Cato Corporation Class A	5,688	85,946
The Michaels Companies Incorporated †	28,284	479,979
Tilly’s Incorporated Class A	3,633	41,816
Travelcenters of America LLC †	8,273	38,139
Urban Outfitters Incorporated †	19,192	731,023
Vitamin Shoppe Incorporated †	6,083	47,447
Winmark Corporation	644	95,512

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Specialty Retail (continued)
Zumiez Incorporated †	4,665	$91,994

		12,993,477

Textiles, Apparel & Luxury Goods : 1.23%
Columbia Sportswear Company	7,591	693,286
Crocs Incorporated †	16,927	470,571
Culp Incorporated	2,782	57,003
Deckers Outdoor Corporation †	8,021	1,068,708
Delta Apparel Incorporated †	1,515	28,785
G-III Apparel Group Limited †	10,455	419,036
Lakeland Industries Incorporated †	1,952	25,864
Movado Group Incorporated	3,963	149,167
Oxford Industries Incorporated	4,154	333,940
Rocky Brands Incorporated	1,692	43,806
Steven Madden Limited	20,268	653,238
Superior Uniform Group Incorporated	2,296	42,200
Unifi Incorporated †	3,783	105,054
Vera Bradley Incorporated †	7,155	78,848

		4,169,506

Consumer Staples : 4.46%

Beverages : 0.44%
Boston Beer Company Incorporated †	2,155	591,634
Castle Brands Incorporated †	25,168	22,631
Coca Cola Bottling Corporation	1,192	253,324
Craft Brew Alliance Incorporated †	2,464	39,621
MGP Ingredients Incorporated	3,328	226,271
National Beverage Corporation	2,985	260,501
Primo Water Corporation †	6,995	101,567

		1,495,549

Food & Staples Retailing : 1.07%
Ingles Markets Incorporated Class A	3,490	101,524
Performance Food Group Company †	25,708	885,898
Pricesmart Incorporated	6,764	452,444
Rite Aid Corporation †	271,719	301,608
Smart & Final Stores Incorporated †	6,902	43,759
SpartanNash Company	8,871	166,331
Sprouts Farmers Market Incorporated †	31,654	728,675
The Andersons Incorporated	6,712	221,899
The Chef’s Warehouse Incorporated †	5,776	220,123
United Natural Foods Incorporated †	12,605	272,394
Village Super Market Class A	1,989	54,280
Weis Markets Incorporated	3,801	174,086

		3,623,021

Food Products : 2.05%
Alico Incorporated	760	25,118
B&G Foods Incorporated	16,692	506,268
Cal-Maine Foods Incorporated	7,374	344,513
Calavo Growers Incorporated	3,874	380,737
Darling Ingredients Incorporated †	41,726	912,965
Dean Foods Company	23,289	117,377
Farmer Bros Corporation †	2,735	66,597
Fresh Del Monte Produce Incorporated	7,654	257,557
Freshpet Incorporated †	6,351	209,583
Hostess Brands Incorporated †	23,616	275,126
J & J Snack Foods Corporation	3,836	601,753
John B. Sanfilippo & Son Incorporated	2,132	132,653

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Food Products (continued)
Lancaster Colony Corporation	4,883	$880,503
Landec Corporation †	6,983	107,608
Limoneira Corporation	3,097	74,762
Pilgrim’s Pride Corporation †	13,358	265,023
Sanderson Farms Incorporated	5,093	576,324
Seneca Foods Corporation Class A †	1,677	56,129
Simply Good Foods Company †	14,967	304,129
Tootsie Roll Industries Incorporated	3,450	120,785
TreeHouse Foods Incorporated †	14,055	739,293

		6,954,803

Household Products : 0.27%
Central Garden & Pet Company Class A †	8,950	278,345
Oil Dri Corporation of America	1,275	37,472
WD-40 Company	3,453	603,170

		918,987

Personal Products : 0.37%
Elf Beauty Incorporated †	5,758	73,472
Inter Parfums Incorporated	4,425	273,332
Medifast Incorporated	2,966	440,451
Natural Health Trends Corporation	1,865	39,874
Revlon Incorporated Class A †	1,842	46,032
USANA Health Sciences Incorporated †	3,214	393,329

		1,266,490

Tobacco : 0.26%
22nd Century Group Incorporated †	28,690	87,218
Pyxus International Incorporated †	2,212	31,609
Turning Point Brands Incorporated	1,968	58,646
Universal Corporation	6,201	393,143
Vector Group Limited	26,122	329,137

		899,753

Energy : 2.62%

Energy Equipment & Services : 1.11%
Basic Energy Services Incorporated †	5,833	36,631
Bristow Group Incorporated †	5,962	23,371
Cactus Incorporated Class A †	6,933	200,225
Dawson Geophysical Corporation †	5,557	20,672
Diamond Offshore Drilling Incorporated †	16,451	207,283
Era Group Incorporated †	5,135	51,658
Exterran Corporation †	8,840	198,900
FTS International Incorporated †	6,865	67,826
Gulf Island Fabrication Incorporated	3,510	27,729
Hornbeck Offshore Services Incorporated †	8,366	25,014
Independence Contract Drilling †	8,813	29,788
Ion Geophysical Corporation †	2,732	24,178
Keane Group Incorporated †	11,952	132,906
Liberty Oilfield Services Class A	3,791	65,660
Mammoth Energy Services Incorporated	2,028	51,024
Matrix Service Company †	6,622	135,354
McDermott International Incorporated †	45,821	399,101
Natural Gas Services Group Incoporated †	3,086	60,887
Newpark Resources Incorporated †	22,255	171,141
Nine Energy Service Incorporated †	1,930	54,387
Oceaneering International Incorporated †	25,412	426,667

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Energy Equipment & Services (continued)
Parker Drilling Company †	2,262	$2,963
PHI Incorporated - Non Voting †	2,880	10,166
ProPetro Holding Corporation †	15,893	257,784
RigNet Incorporated †	3,383	61,503
RPC Incorporated	15,107	197,600
Seacor Holdings Incorporated	4,196	174,302
Seacor Marine Holdings Incorporated †	4,208	75,702
Select Energy Services Incorporated Class A †	10,831	104,844
Smart Sand Incorporated †	5,287	17,236
Solaris Oilfield Infrastructure Incorporated Class A †	6,548	85,975
Tetra Technologies Incorporated †	31,313	72,646
Tidewater Incorporated †	805	19,143
Unit Corporation †	13,382	278,346

		3,768,612

Oil, Gas & Consumable Fuels : 1.51%
Abraxas Petroleum Corporation †	39,213	63,917
Adams Resources & Energy Incorporated	425	17,213
Alta Mesa Resources Incorporated †	20,108	30,765
Arch Coal Incorporated	4,928	400,499
Cloud Peak Energy Incorporated †	19,839	16,615
Consol Energy Incorporated †	6,389	219,526
Contango Oil & Gas Company †	6,099	24,701
CVR Energy Incorporated	3,994	150,734
DHT Holdings Incorporated	34,357	155,294
Dorian Lpg Limited †	8,051	56,599
Earthstone Energy Incorporated Class A †	4,664	32,042
Enlink Midstream LLC	16,296	186,263
Euronav NV	1	9
Evolution Petroleum Corporation	6,309	54,951
Green Plains Renewable Energy Incorporated	9,815	159,494
Gulfport Energy Corporation †	40,968	349,047
Halcon Resources Corporation †	39,791	111,415
Hallador Energy Corporation	5,329	30,695
International Seaways Incorporated †	4,602	88,727
Laredo Petroleum Incorporated †	40,546	177,186
Lilis Energy Incorporated †	8,889	18,311
Midstates Petroleum Company Incorporated †	4,558	37,877
Nacco Industries Class A	891	31,283
Overseas Shipholding Group Class A †	16,864	36,089
Pacific Ethanol Incorporated †	11,443	17,165
Panhandle Oil And Gas Incorporated Class A	3,779	62,354
Par Pacific Holdings Incorporated †	8,141	137,746
Penn Virginia Corporation †	2,959	172,066
Renewable Energy Group Incorporated †	9,780	263,571
Resolute Energy Corporation †	4,961	176,413
Rex American Resources Corporation †	1,474	102,576
Sanchez Energy Corporation †	18,627	13,041
Sandridge Energy Incorporated †	8,770	85,946
SilverBow Resources Incorporated †	1,635	40,008
Southwestern Energy Company †	150,812	726,914
Tallgrass Energy GP LP	14,679	313,543
W&T Offshore Incorporated †	23,876	138,720
World Fuel Services Corporation	16,694	430,538

		5,129,853

Financials : 19.80%

Banks : 9.75%
1st Constitution Bancorp	1,761	34,833
1st Source Corporation	1,502	72,637
Access National Corporation	3,727	98,542

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Banks (continued)
Acnb Corporation	1,670	$60,270
Allegiance Bancshares Incorporated †	2,848	108,025
American National Bankshares Incorporated	2,143	77,212
Ameris Bancorp	10,220	437,723
AMES National Corporation	2,304	63,268
Arrow Financial Corporation	3,548	123,364
Atlantic Capital Bancshares †	6,408	117,971
Banc of California Incorporated	10,789	185,571
BancFirst Corporation	4,411	246,222
Bank of Commerce Holdings	3,681	44,540
Bank of Marin Bancorp	3,082	131,571
Bankwell Financial Group Incorporated	1,478	43,852
Banner Corporation	8,006	480,360
Bar Harbor Bankshares	3,823	98,366
BCB Bancorp Incorporated	3,019	35,352
Berkshire Hills Bancorp Incorporated	9,664	330,026
Blue Hills Bancorp Incorporated	6,137	145,692
Boston Private Financial Holdings Incorporated	21,070	267,378
Bridge Bancorp Incorporated	4,478	132,191
Brookline Bancorp Incorporated	19,670	304,492
Bryn Mawr Bank Corporation	5,007	196,875
Byline Bancorp Incorporated †	3,796	78,729
C&F Financial Corporation	825	43,379
Cadence Bancorp	7,382	151,405
Cambridge Bancorp	1,010	88,314
Camden National Corporation	3,768	155,807
Capital City Bank Group Incorporated	2,690	72,415
Capstar Financial Holdings Class I	1,479	24,226
Carolina Financial Corporation	4,840	166,302
CenterState Banks Incorporated	22,785	569,853
Central Pacific Financial Company	7,239	202,982
Central Valley Community Bancorp	3,065	62,373
Century Bancorp Incorporated Class A	691	56,489
Chemung Financial Corporation	909	39,269
Citizens & Northern Corporation	2,969	79,005
City Holding Company	3,740	286,970
Civista Bancshares Incorporated	2,269	48,352
CNB Financial Corporation	3,564	95,016
Codorus Valley Bancorp Incorporated	2,197	52,740
Community Bank System Incorporated	12,925	848,656
Community Bankers Trust Corporation †	5,129	42,417
Community Financial Corporation	1,206	36,325
Community Trust Bancorp	3,753	173,426
ConnectOne Bancorp Incorporated	7,504	151,131
County Bancorp Incorporated	1,236	26,450
Customers Bancorp Incorporated †	7,194	140,355
DNB Financial Corporation	885	30,267
Eagle Bancorp Incorporated †	8,119	467,979
Enterprise Bancorp Incorporated	2,158	73,760
Enterprise Financial Service	5,521	246,733
Equity Bancshares Incorporated Class A †	3,306	124,868
Esquire Financial Holdings Class I †	1,255	31,475
Evans Bancorp Incorporated	1,201	48,641
Farmers & Merchants Banco	2,265	93,024
Farmers Natl Banc Corporation	6,023	84,442
FB Financial Corporation	3,190	123,294
FCB Financial Holdings Class A †	11,342	449,597
Fidelity Southern Corporation	5,560	131,939
Financial Institutions Incorporated	3,884	116,831
First Bancorp Incorporated	2,674	76,022
First Bancorp of North Carolina	7,403	296,268
First Bancshares Incorporated	3,201	112,739
First Bank	3,872	46,309

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Banks (continued)
First Busey Corporation	11,089	$318,143
First Business Financial Service	1,931	41,420
First Citizens BancShares Corporation Class A	1,432	615,001
First Commonwealth Financial Corporation	24,463	341,014
First Community Bancshares	3,778	131,361
First Community Corporation	1,868	43,861
First Financial Corporation	2,622	122,421
First Financial Northwest	1,987	30,242
First Foundation Incorporated †	8,025	128,480
First Guaranty Bancshares Incorporated	1,292	28,657
First Internet Bancorp	1,996	49,601
First Interstate BancSystem Class A	7,763	337,147
First Merchants Corporation	12,243	514,696
First Mid-Illinois Bancshares	2,135	79,059
First Midwest Bancorp Incorporated	25,763	607,749
First Northwest Bancorp	2,466	38,174
First of Long Island Corporation	5,855	126,585
First United Corporation	1,702	30,687
Flushing Financial Corporation	6,839	159,827
Franklin Financial Network †	3,364	113,367
German American Bancorp	5,350	168,739
Great Southern Bancorp Incorporated	2,837	153,992
Great Western Bancorp Incorporated	14,985	559,240
Green Bancorp Incorporated	6,652	135,302
Guaranty Bancorp	6,125	156,861
Guaranty Bancshares Incorporated	1,870	57,054
Hanmi Financial Corporation	7,944	178,263
Harborone Bancorp Incorporated †	3,614	64,076
Hawthorn Bancshares Incorporated	1,361	30,881
Heartland Financial USA Incorporated	7,119	389,409
Heritage Commerce Corporation	9,751	139,342
Heritage Financial Corporation	8,379	293,014
Hilltop Holdings Incorporated	18,996	371,182
Hometrust Bancshares Incorporated	4,324	112,381
Hope Bancorp Incorporated	32,759	497,937
Horizon Bancorp Indiana	9,307	161,942
Howard Bancorp Incorporated †	3,832	60,929
Independent Bank Corporation	5,849	134,410
Independent Bank Corporation (Massachusetts)	6,980	560,983
Independent Bank Group Incorporated	4,561	260,980
Investar Holding Corporation	2,145	53,904
Lakeland Bancorp Incorporated	11,530	190,591
Lakeland Financial Corporation	6,055	280,347
LCNB Corporation	2,279	36,555
LegacyTexas Financial Group	11,293	438,281
Live Oak Bancshares Incorporated	6,272	112,332
Macatawa Bank Corporation	6,846	69,418
MBT Financial Corporation	4,143	47,313
Mercantile Bank Corporation	3,975	126,962
Metropolitan Bank Holding Corporation †	678	24,394
Middlefield Banc Corporation	759	34,557
Midland States Bancorp Incorporated	4,599	119,344
Midsouth Bancorp Incorporated	3,622	47,883
Midwestone Financial Group Class I	2,580	74,149
Mutualfirst Financial Incorporated	1,809	64,021
MVB Financial Corporation	2,288	43,014
National Bank Holdings Corporation Class A	6,695	249,255
National Bankshares Incorporated	1,820	78,788
National Commerce Corporation †	3,718	153,702
NBT Bancorp Incorporated	10,629	414,212
Nicolet Bankshares Incorporated †	1,995	103,640
Northeast Bancorp	1,830	34,075
Northrim BanCorp Incorporated	1,747	63,713
Norwood Financial Corporation	1,436	50,992
Oak Valley Bancorp	1,542	28,882

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Banks (continued)
Ohio Valley Banc Corporation	940	$34,921
Old Line Bancshares Incorporated	3,540	107,404
Old National Bancorp	38,342	718,146
Old Point Financial Corporation	961	24,602
Old Second Bancorp Incorporated	7,055	103,497
Opus Bank	5,408	116,813
Orrstown Financial Services Incorporated	1,956	40,333
Pacific Mercantile Bancorp †	4,098	32,784
Pacific Premier Bancorp Incorporated †	11,604	358,215
Park National Corporation	3,505	335,183
Parke Bancorp Incorporated	1,805	34,277
Peapack-Gladstone Financial Corporation	4,305	123,166
Penns Woods Bancorp Incorporated	1,144	49,478
People’s Utah Bancorp	3,708	119,805
People’s United Financial Incorporated	6,056	102,104
Peoples Bancorp Incorporated	4,113	143,544
Peoples Bancorp of North Carolina Incorporated	1,088	30,975
Peoples Financial Services	1,740	73,967
Preferred Bank (Los Angeles)	3,518	180,192
Premier Financial Bancorp	2,667	49,633
QRC Holdings Incorporated	3,205	118,104
RBB Bancorp	3,149	68,428
Reliant Bancorp Incorporated	2,527	59,435
Renasant Corporation	12,323	450,406
Republic Bancorp Incorporated Class A	2,510	108,608
Republic First Bancorp Incorporated †	12,715	95,998
S&T Bancorp Incorporated	8,494	359,041
Sandy Spring Bancorp Incorporated	8,684	312,798
SB Financial Group Incorporated	1,533	27,625
SB One Bancorp	1,743	42,215
Seacoast Banking Corporation †	11,042	320,218
Select Bancorp Incorporated †	3,063	38,716
ServisFirst Bancshares Incorporated	11,309	445,235
Shore Bancshares Incorporated	3,465	55,440
Sierra Bancorp	3,004	85,314
Simmons First National Corporation Class A	21,206	623,456
SmartFinancial Incorporated †	2,436	50,303
Southern First Bancshares †	1,729	65,252
Southern National Bancorp of Virginia	4,829	76,588
Southside Bancshares Incorporated	8,218	280,480
State Bank Financial Corporation	9,540	229,914
Stock Yards Bancorp Incorporated	5,085	159,415
Summit Financial Group Incorporated	2,476	52,095
The Bancorp Incorporated †	12,306	122,445
The Bank of Princeton	1,447	42,542
Tompkins Trust Company Incorporated	3,717	303,939
Towne Bank	16,502	472,122
TriCo Bancshares	6,403	246,195
TriState Capital Holdings Incorporated †	5,597	140,541
Triumph Bancorp Incorporated †	5,878	225,010
Trustmark Corporation	16,418	530,958
Two River Bancorp	1,850	27,787
Union Bankshares Corporation	15,377	544,346
Union Bankshares Incorporated	895	40,275
United Community Bank	18,583	480,371
United Security Bancshare	3,360	33,869
Unity Bancorp Incorporated	1,977	43,929
Univest Corporation of Pennsylvania	7,313	186,482
Veritex Holdings Incorporated †	6,130	157,480
Washington Trust Bancorp	3,483	183,206
WesBanco Incorporated	13,771	598,763
West Bancorporation	3,494	71,627

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Banks (continued)
Westamerica Bancorporation	6,514	$411,685

		33,135,335

Capital Markets : 1.74%
Ares Management Corporation Class A	17,993	403,763
Arlington Asset Investment Class A	6,820	58,584
Artisan Partners Asset Management Incorporated Class A	12,910	351,539
Associated Capital Group Class A	1,078	45,804
B. Riley Financial Incorporated	4,849	88,106
Blucora Incorporated †	11,198	346,690
BrightSphere Investment Group Incorporated	20,741	273,159
Cohen & Steers Incorporated	5,478	204,658
Diamond Hill Investment Group	831	139,857
Donnelley Financial Solutions †	8,419	140,261
Federated Investors Incorporated Class B	23,582	624,451
Gain Capital Holdings Incorporated	5,970	43,880
Gamco Investors Incorporated Class A	1,140	24,578
Hamilton Lane Incorporated Class A	3,490	131,992
Houlihan Lokey Incorporated	7,674	324,610
INTL FCStone Incorporated †	3,882	151,243
Investment Technology Group Incorporated	8,003	241,130
Ladenburg Thalmann Financial Services Incorporated	25,683	73,453
Moelis Company Class A	10,127	409,333
Morningstar Incorporated	4,609	544,507
PJT Partners Incorporated Class A	4,749	224,295
Pzena Investment Managm Class A	4,304	43,944
Victory Capital Holding Class A †	3,068	37,583
Virtu Financial Incorporated Class A	12,525	315,254
Virtus Investment Partners Incorporated	1,750	166,250
Waddell & Reed Financial Incorporated Class A	20,657	420,577
Westwood Holdings Group Incorporated	2,040	80,009

		5,909,510

Consumer Finance : 0.82%
Curo Group Holdings Corporation †	1,920	25,594
Elevate Credit Incorporated †	5,068	24,529
Encore Capital Group Incorporated †	6,335	177,253
Enova International Incorporated †	7,901	174,928
Ezcorp Incorporated †	11,663	111,032
Green Dot Corporation Class A †	11,924	993,746
Nelnet Incorporated Class A	3,321	180,828
PRA Group Incorporated †	11,145	340,145
Regional Management Corporation †	2,136	58,014
Santander Consumer USA Holdings Incorporated	29,529	574,339
World Acceptance Corporation †	1,173	127,787

		2,788,195

Diversified Financial Services : 0.19%
Cannae Holdings Incorporated †	16,953	295,491
FGL Holdings †	34,973	280,134
Marlin Business Services Incorporated	2,137	54,280

		629,905

Insurance : 2.97%
American National Insurance Company	1,926	245,777
AMERISAFE Incorporated	5,230	337,806
Argo Group International Holdings Limited	7,835	543,122
Atlas Financial Holdings Incorporated †	3,015	28,160
CNA Financial Corporation	7,520	352,838
Crawford & Company Class A	4,961	44,798

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Insurance (continued)
Crawford & Company Class B	3,169	$28,775
Donegal Group Incorporated Class A	3,749	53,986
EMC Insurance Group Incorporated	2,746	87,817
Employers Holdings Incorporated	8,742	392,953
FBL Financial Group Incorporated	2,798	196,783
FedNat Holding Company	2,721	59,535
Genworth Financial Incorporated Class A †	127,663	594,910
Greenlight Capital Limited †	8,592	90,989
Hallmark Financial Services Incorporated †	3,660	41,724
HCI Group Incorporated	2,107	114,515
Health Insurance Innovations Incorporated Class A †	2,831	104,237
Heritage Insurance Holdings Incorporated	6,397	102,672
Horace Mann Educators Corporation	10,364	417,462
Independence Holding Company	1,294	49,806
Investors Title Company	353	65,686
James River Group Holdings Limited	6,948	264,441
Kemper Corporation	13,194	1,004,063
Kingstone Company Incorporated	2,548	40,207
Kinsale Capital Group Incorporated	5,183	322,434
Maiden Holdings Limited	17,793	45,016
Mercury General Corporation	7,395	418,927
National General Holdings Corporation	15,177	402,949
National Western Life Group Class A	556	170,803
Ni Holdings Incorporated †	2,959	46,841
ProAssurance Corporation	4,831	211,260
Protective Insurance Corporation Class B	2,755	57,552
RLI Corporation	11,181	847,743
Safety Insurance Group Incorporated	4,140	363,575
State Auto Financial Corporation	4,501	157,535
Stewart Information Services Corporation	6,326	266,072
The Navigators Group Incorporated	7,051	489,833
Tiptree Incorporated	7,829	42,903
Trupanion Incorporated †	5,806	173,774
United Fire Group Incorporated	5,589	301,079
United Insurance Holdings Company	6,649	128,991
Universal Insurance Holdings Company	8,323	365,296

		10,075,645

Mortgage REITs : 1.89%
AG Mortgage Investment Trust Incorporated	6,915	125,576
Annaly Capital Management Incorporated	2,931	29,427
Anworth Mortgage Asset Corporation	24,445	109,758
Apollo Commercial Real Estate Finance Incorporated	31,012	587,367
Arbor Realty Trust Incorporated	12,425	147,236
Ares Commercial Real Estate	6,480	92,534
ARMOUR Residential REIT Incorporated	10,415	230,588
Blackstone Mortgage Trust Incorporated Class A	25,832	906,703
Capstead Mortgage Corporation	23,023	177,968
Cherry Hill Mortgage Investment REIT	3,024	57,486
Colony Credit Real Estate Incorporated REIT	21,071	357,575
Dynex Capital Incorporated	13,064	78,776
Ellington Residential Mortgage REIT	2,353	26,683
Exantas Capital Corporation REIT	7,379	82,423
Granite Point Mortgage Trust Incorporated	10,658	202,076
Great Ajax Corporation REIT	4,311	55,741
Invesco Mortgage Capital Incorporated	28,100	438,922
KKR Real Estate Finance Trust	5,861	114,290
Ladder Capital Corporation	22,372	394,866
New York Mortgage Trust Incorporated	27,943	173,247
Orchid Island Capital Incorporated REIT	12,889	87,259
Owens Realty Mortgage Incorporated	2,309	46,342
PennyMac Mortgage Investment Trust	14,959	314,887

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Mortgage REITs (continued)
Ready Capital Corporation	4,395	$65,486
Redwood Trust Incorporated	18,931	315,958
TPG Real Estate Finance Trust Incorporated	10,899	214,819
Two Harbors Investment Corporation	62,160	893,861
Western Asset Mortgage Capital Corporation	10,094	101,848

		6,429,702

Thrifts & Mortgage Finance : 2.44%
Axos Financial Incorporated †	13,889	433,337
BankFinancial Corporation	3,862	57,660
Beneficial Bancorp Incorporated	17,240	266,875
Bridgewater Bancshares Incorporated †	1,787	21,605
BSB Bancorp Incorporated †	2,287	75,082
Capitol Federal Financial Incorporated	33,667	472,685
Dime Community Bancshares	7,898	144,139
Entegra Financial Corporation †	1,666	38,551
Essa Bancorp Incorporated	2,398	38,488
Federal Agricultural Mortgage Corporation Class C	2,256	149,031
First Defiance Financial Corporation	4,918	138,589
Flagstar Bancorp Incorporated †	5,369	174,224
FS Bancorp Incorporated	802	38,384
Greene County Bancorp Incorporated	850	28,883
Hingham Institution For Savings Corporation	344	76,437
Home Bancorp Incorporated	1,843	69,997
Homestreet Incorporated †	6,551	174,388
Impac Mortgage Holdings Incorporated †	2,519	9,698
Kearny Financial Corporation	24,211	320,554
LendingTree Incorporated †	1,911	497,510
Luther Burbank Corporation	3,251	33,810
Malvern Bancorp Incorporated †	1,533	32,040
Merchants Bancorp Incorporated	3,655	87,318
Meridian Bancorp Incorporated	12,187	199,257
Meta Financial Group Incorporated	6,846	156,500
MMA Capital Management LLC †	1,102	29,699
Mr. Cooper Group Incorporated †	12,048	182,286
NMI Holdings Incorporated Class A †	16,168	315,923
Northfield Bancorp Incorporated	10,614	149,551
Northwest Bancshares Incorporated	23,867	427,935
OceanFirst Financial Corporation	10,308	265,637
Ocwen Financial Corporation †	28,355	59,829
Oritani Financial Corporation	10,267	160,063
PCSB Financial Corporation	4,162	82,741
PDL Community Bancorp †	2,064	27,121
PennyMac Financial Services Incorporated	5,320	109,113
Provident Bancorp Incorporated †	1,083	29,436
Provident Financial Holdings	1,193	20,937
Provident Financial Services Incorporated	15,404	395,575
Prudential Bancorp Incorporated	2,170	38,518
Randolph Bancorp Incorporated †	1,402	20,778
Riverview Bancorp Incorporated	5,045	41,066
SI Financial Group Incorporated	2,799	38,094
Southern Missouri Bancorp	1,819	66,084
Sterling Bancorp Incorporated	4,116	34,698
Territorial Bancorp Incorporated	2,113	58,847
Timberland Bancorp Incorporated	1,601	45,308
Trustco Bank Corporation	23,281	183,687
United Community Financial Corporation	11,988	114,725
United Financial Bancorp Incorporated	12,631	206,896
Walker & Dunlop Incorporated	7,280	343,834
Washington Federal Incorporated	21,139	609,015
Waterstone Financial Incorporated	6,296	105,521
Western New England Bancorp	6,606	65,598

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corporation	7,743	$325,748

		8,289,305

Health Care : 11.49%

Biotechnology : 3.06%
Abeona Therapeutics Incorporated †	7,953	65,215
Acorda Therapeutics Incorporated †	11,450	233,924
Advaxis Incorporated †	12,354	5,065
Agenus Incorporated †	20,721	49,938
Akebia Therapeutics Incorporated †	11,774	95,134
Aldeyra Therapeutics Incorporated †	3,991	35,799
AMAG Pharmaceuticals Incorporated †	8,520	153,786
AnaptysBio Incorporated †	3,980	296,828
Anavex Life Sciences Corporation †	10,780	24,686
Arcus Biosciences Incorporated †	2,254	25,741
Ardelyx Incorporated †	7,841	21,328
Arena Pharmaceuticals Incorporated †	12,494	512,379
Arqule Incorporated †	21,306	79,045
Arrowhead Pharmaceuticals Incorporated †	20,073	291,460
Athenex Incorporated †	8,853	117,037
Athersys Incorporated †	30,626	58,802
Aveo Pharmaceuticals Incorporated †	28,852	59,724
Avid Bioservices Incorporated †	13,606	72,112
Biospecifics Technologies †	1,356	83,218
Calyxt Incorporated †	1,292	14,884
CareDx Incorporated †	5,540	162,156
Casi Pharmaceuticals Incorporated †	9,467	40,992
Catalyst Biosciences Incorporated †	2,853	30,470
Celcuity Incorporated †	1,471	39,570
Cellular Biomedicine Group Class I †	3,350	66,766
Chemocentryx Incorporated †	8,398	84,400
Cohbar Incorporated †	6,356	25,996
Conatus Pharmaceuticals Incorporated †	6,948	31,127
Concert Pharmaceuticals Incorporated †	5,332	76,408
Corbus Pharmaceuticals Holdings †	12,556	86,636
Cti Biopharma Corporation †	13,010	21,857
Cue Biopharma Incorporated †	3,422	16,015
Curis Incorporated †	6,724	5,767
Cytomx Therapeutics Incorporated †	8,965	123,717
Eagle Pharmaceuticals Incorporated †	3,189	160,726
Emergent BioSolutions Incorporated †	10,591	771,448
Enanta Pharmaceuticals Incorporated †	3,663	289,890
Fate Therapeutics Incorporated †	11,484	176,394
Fortress Biotech Incorporated †	6,774	8,264
Galectin Therapeutics Incorporated †	7,839	38,725
Genomic Health Incorporated †	5,217	412,404
GTX Incorporated †	1,986	2,880
Halozyme Therapeutics Incorporated †	32,373	534,478
Immunogen Incorporated †	34,094	187,858
Insys Therapeutics Incorporated †	7,924	47,623
Invitae Corporation †	14,333	199,659
Jounce Therapeutics Incorporated †	3,940	17,021
Kadmon Holdings Incorporated †	17,516	42,739
Kindred Biosciences Incorporated †	6,599	89,746
Macrogenics Incorporated †	10,044	172,857
Madrigal Pharmaceuticals Incorporated †	1,785	206,435
Mannkind Corporation †	34,171	60,824
Medicinova Incorporated †	8,776	87,409
Mei Pharma Incorporated †	9,806	28,241
Mersana Therapeutics Incorporated †	2,799	14,835
Miragen Therapeutics Incorporated †	4,471	15,559

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Biotechnology (continued)
Molecular Templates Incorporated †	2,402	$12,370
Momenta Pharmaceuticals Incorporated †	19,521	231,129
Mustang Bio Incorporated †	3,866	15,503
Myriad Genetics Incorporated †	17,645	568,875
Natera Incorporated †	8,254	142,959
Oncomed Pharmaceuticals Incorporated †	6,822	7,982
Ophthotech Corporation †	9,444	17,566
Palatin Technologies Incorporated †	47,926	38,791
PDL BioPharma Incorporated †	38,911	119,457
Pfenex Incorporated †	5,204	21,545
Pieris Pharmaceuticals Incorporated †	13,932	47,229
Protagonist Therapeutics Incorporated †	3,319	21,474
Proteostasis Therapeutics Incorporated †	6,415	32,524
Recro Pharma Incorporated †	3,850	25,295
Repligen Corporation †	9,818	634,930
Retrophin Incorporated †	9,928	243,633
Rocket Pharmaceuticals Incorporated †	5,427	87,429
Savara Incorporated †	4,999	44,841
Selecta Biosciences Incorporated †	4,224	25,471
Sorrento Therapeutics Incorporated †	18,139	62,761
Spectrum Pharmaceuticals Incorporated †	23,732	343,165
Spring Bank Pharmaceuticals †	2,205	24,784
Synlogic Incorporated †	4,335	36,891
T2 Biosystems Incorporated †	5,896	26,178
Tyme Technologies Incorporated †	12,159	47,663
Unum Therapeutics Incorporated †	4,059	28,007
Vanda Pharmaceuticals Incorporated †	12,508	313,200
Veracyte Incorporated †	6,434	78,752
Verastem Incorporated †	12,265	62,552
Vericel Corporation †	9,414	165,498
Viking Therapeutics Incorporated †	10,408	117,506
Voyager Therapeutics Incorporated †	5,856	66,758
XOMA Corporation †	1,556	23,387

		10,410,102

Health Care Equipment & Supplies : 3.16%
Accuray Incorporated †	20,929	85,809
AngioDynamics Incorporated †	9,288	199,599
Anika Therapeutics Incorporated †	3,506	120,782
Atricure Incorporated †	8,403	281,416
Atrion Corporation	360	278,359
Avanos Medical Incorporated †	12,006	572,806
Axogen Incorporated †	7,792	260,876
Bovie Medical Corporation †	7,577	53,569
Cardiovascular Systems Incorporated †	8,255	254,832
ConforMIS Incorporated †	14,871	8,039
CONMED Corporation	6,615	449,555
CryoLife Incorporated †	8,551	259,266
Cryoport Incorporated †	7,012	75,870
Cutera Incorporated †	3,320	68,060
Cytosorbents Corporation †	5,898	61,575
Endologix Incorporated †	20,838	17,737
Fonar Corporation †	1,501	33,067
Glaukos Corporation †	8,102	533,760
Heska Corporation †	1,725	179,366
Inogen Incorporated †	4,538	668,720
Integer Holdings Corporation †	7,998	708,463
Intricon Corporation †	1,556	53,884
Invacare Corporation	8,292	45,606
iRhythm Technologies Incorporated †	4,492	332,767
Lantheus Holdings Incorporated †	9,276	173,925
Lemaitre Vascular Incorporated	3,868	107,879
Meridian Diagnostics Incorporated	10,574	200,272
Merit Medical Systems Incorporated †	12,314	776,398

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Natus Medical Incorporated †	8,047	$284,703
NuVasive Incorporated †	12,988	827,206
Nuvectra Corporation †	3,520	70,294
NxStage Medical Incorporated †	16,619	469,321
OraSure Technologies Incorporated †	15,508	196,952
Orthopediatrics Corporation †	1,764	55,160
Oxford Immunotec Global plc †	6,202	93,402
Quidel Corporation †	8,290	504,198
RTI Biologics Incorporated †	15,225	63,488
Seaspine Holdings Corporation †	3,001	59,000
Senseonics Holdings Incorporated †	20,405	69,377
Sientra Incorporated †	3,514	59,738
STAAR Surgical Company †	7,942	301,875
Surmodics Incorporated †	3,259	197,463
Tactile Systems Technology Class I †	3,721	209,269
Utah Medical Products Incorporated	836	79,328
Varex Imaging Corporation †	9,534	251,221
Viewray Incorporated †	9,574	64,242

		10,718,494

Health Care Providers & Services : 2.06%
Aceto Corporation	7,907	12,809
Addus Homecare Corporation †	1,926	142,948
American Renal Associates Holdings †	3,312	54,946
AMN Healthcare Services Incorporated †	12,104	771,025
Apollo Medical Holdings Incorporated †	5,863	105,065
BioScrip Incorporated †	32,055	126,617
Capital Senior Living Corporation †	6,309	56,781
Civitas Solutions Incorporated †	4,204	58,352
CorVel Corporation †	2,351	163,865
Cross Country Healthcare Incorporated †	8,658	78,528
Diplomat Pharmacy Incorporated †	14,045	217,417
Ensign Group Incorporated	12,499	567,080
LHC Group Incorporated †	7,363	772,158
Magellan Health Services Incorporated †	6,176	336,716
National Healthcare Corporation	2,377	198,361
National Research Corporation Class A	2,409	96,047
Owens & Minor Incorporated	15,467	118,013
Patterson Companies Incorporated	21,611	548,271
PetIQ Incorporated †	2,381	74,287
Premier Incorporated Class A †	13,700	543,342
Providence Service Corporation †	2,840	201,100
Psychemedics Corporation	1,333	23,407
Quorum Health Corporation †	7,300	32,193
R1 RCM Incorporated †	20,396	186,827
RadNet Incorporated †	9,893	127,521
Select Medical Holdings Corporation †	27,272	528,531
Surgery Partners Incorporated †	4,654	66,785
Tivity Health Incorporated †	10,065	412,262
U.S. Physical Therapy Incorporated	3,091	367,798

		6,989,052

Health Care Technology : 1.00%
Allscripts Healthcare Solutions Incorporated †	44,767	457,071
Castlight Health Incorporated Class B †	17,460	45,571
Computer Programs & Systems Incorporated	3,540	94,447
HealthStream Incorporated	6,505	160,283
HMS Holdings Corporation †	20,959	749,075
Inovalon Holdings Incorporated Class A †	17,205	228,827
NextGen Healthcare Incorporated †	13,995	245,612
Omnicell Incorporated †	9,660	746,042

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Health Care Technology (continued)
Simulations Plus Incorporated	3,021	$59,876
Tabula Rasa Healthcare Incorporated †	4,072	307,355
Vocera Communications Incorporated †	7,230	287,320

		3,381,479

Life Sciences Tools & Services : 0.72%
Bruker Corporation	25,667	850,604
Cambrex Corporation †	8,701	416,169
Chromadex Corporation †	8,400	29,820
Codexis Incorporated †	13,077	286,648
Enzo Biochem Incorporated †	11,156	34,360
Fluidigm Corporation †	6,346	52,037
Harvard Bioscience Incorporated †	8,221	32,473
Luminex Corporation	10,472	307,563
Medpace Holdings Incorporated †	2,219	137,378
Neogenomics Incorporated †	18,895	309,878

		2,456,930

Pharmaceuticals : 1.49%
Acer Therapeutics Incorporated †	1,200	27,492
Adamis Pharmaceuticals Corporation †	8,056	24,571
Agile Therapeutics Incorporated †	7,949	6,894
Akcea Therapeutics Incorporated †	3,869	131,120
Akorn Incorporated †	24,106	165,367
Amneal Pharmaceuticals Incorporated †	18,786	332,700
Amphastar Pharmaceuticals Incorporated †	8,697	188,899
ANI Pharmaceuticals Incorporated †	2,111	117,350
Assembly Biosciences Incorporated †	4,480	115,494
Assertio Therapeutics Incorporated †	14,795	73,753
BioDelivery Sciences International Incorporated †	13,656	49,844
Corcept Therapeutics Incorporated †	26,325	366,707
Cymabay Therapeutics Incorporated †	14,898	133,039
Durect Corporation †	36,408	32,359
Innovate Biopharmaceuticals †	6,092	15,839
Innoviva Incorporated †	16,992	310,274
Intersect ENT Incorporated †	7,330	219,973
Lannett Company Incorporated †	8,485	50,062
Mallinckrodt plc †	22,120	526,235
Melinta Therapeutics Incorporated †	4,770	10,112
Neos Therapeutics Incorporated †	6,089	11,934
Pacira Pharmaceuticals Incorporated †	10,095	487,891
Phibro Animal Health Corporation Class A	4,983	168,924
Prestige Brands Holdings Incorporated †	13,280	515,530
Reata Pharmaceuticals Incorporated Class A †	3,660	231,129
Siga Technologies Incorporated †	12,554	78,337
Strongbridge Biopharma plc †	10,295	53,740
Supernus Pharmaceuticals Incorporated †	12,816	607,735
Teligent Incorporated †	10,794	22,236

		5,075,540

Industrials : 14.78%

Aerospace & Defense : 1.24%
AAR Corporation	8,253	360,574
Aerojet Rocketdyne Holdings †	17,860	628,851
AeroVironment Incorporated †	5,521	422,909
Astronics Corporation	5,312	172,428
Astronics Corporation Class B †	779	24,944
Cubic Corporation	6,371	389,841
Ducommun Incorporated †	2,649	103,920
Engility Holdings Incorporated †	4,757	148,751

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
HEICO Corporation	9,990	$844,355
Moog Incorporated Class A	8,029	702,136
National Presto Industries Incorporated	1,343	172,549
Sparton Corporation †	2,374	34,091
Vectrus Incorporated †	2,732	66,196
Wesco Aircraft Holdings Incorporated †	13,517	128,682

		4,200,227

Air Freight & Logistics : 0.42%
Atlas Air Worldwide Holdings Incorporated †	6,427	342,238
Echo Global Logistics Incorporated †	6,765	171,628
Forward Air Corporation	7,460	486,989
Hub Group Incorporated Class A †	8,395	373,074
Radiant Logistics Incorporated †	9,192	50,004

		1,423,933

Airlines : 0.50%
Allegiant Travel Company	3,306	444,359
Hawaiian Holdings Incorporated	12,650	507,771
SkyWest Incorporated	13,020	750,994

		1,703,124

Building Products : 1.42%
Advanced Drainage Systems Incorporated	9,097	248,075
American Woodmark Corporation †	3,974	265,821
Apogee Enterprises Incorporated	7,180	261,711
Armstrong Flooring Incorporated †	5,319	83,189
Armstrong World Industries Incorporated †	11,827	792,291
Builders FirstSource Incorporated †	28,762	389,150
Continental Building Product †	9,439	269,767
CSW Industrials Incorporated †	4,081	216,171
Gibraltar Industries Incorporated †	8,002	289,352
Griffon Corporation	9,243	112,395
Insteel Industries Incorporated	4,609	126,932
NCI Building Systems Incorporated †	10,813	122,728
Patrick Industries Incorporated †	5,913	234,864
PGT Incorporated †	12,558	241,993
Quanex Building Products Corporation	8,827	139,378
Simpson Manufacturing Company Incorporated	10,540	616,590
Universal Forest Products Incorporated	15,354	424,692

		4,835,099

Commercial Services & Supplies : 2.95%
ABM Industries Incorporated	16,622	526,585
ACCO Brands Corporation	26,663	216,504
Advanced Disposal Services Incorporated †	15,196	409,532
Arc Document Solutions Incorporated †	10,015	24,136
Brady Corporation Class A	11,743	511,525
Casella Waste Systems Incorporated Class A †	10,179	332,344
Ceco Environmental Corporation †	7,445	61,868
Covanta Holding Corporation	29,765	492,908
Ennis Incorporated	6,195	120,988
Essendant Incorporated	9,315	117,742
Healthcare Services Group Incorporated	18,185	858,332
Heritage Crystal Clean Incorporated †	3,877	108,595
Herman Miller Incorporated	15,051	509,627
HNI Corporation	10,654	410,712
Hudson Technologies Incorporated †	9,759	10,637

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Commercial Services & Supplies (continued)
Interface Incorporated	14,782	$239,468
Kimball International Incorporated Class B	8,940	136,424
Knoll Incorporated	12,086	234,106
LSC Communications Incorporated	8,489	85,060
Matthews International Corporation Class A	7,877	331,858
McGrath RentCorp	5,945	317,641
Mobile Mini Incorporated	11,309	457,110
Multi-Color Corporation	3,486	154,778
PICO Holdings Incorporated	5,388	52,533
Pitney Bowes Incorporated	49,277	415,898
Quad Graphics Incorporated	8,289	135,774
RR Donnelley & Sons Company	17,771	112,490
SP Plus Corporation †	5,366	162,643
Steelcase Incorporated Class A	20,555	332,991
Tetra Tech Incorporated	13,956	850,758
UniFirst Corporation	3,822	590,155
US Ecology Incorporated	5,643	393,148
Viad Corporation	5,090	256,282
VSE Corporation	2,111	61,493

		10,032,645

Construction & Engineering : 0.68%
Ameresco Incorporated Class A †	4,276	67,219
Argan Incorporated	3,794	164,925
Comfort Systems Incorporated	9,358	492,792
Goldfield Corporation †	5,965	13,839
Great Lakes Dredge & Dock Company †	14,017	103,866
Hc2 Holdings Incorporated †	10,367	32,760
IES Holdings Incorporated †	2,155	37,842
KBR Incorporated	36,568	679,068
MYR Group Incorporated †	4,153	129,989
Northwest Pipe Company †	2,331	54,988
Nv5 Global Incorporated †	2,117	155,367
Orion Marine Group Incorporated †	6,747	29,417
Primoris Services Corporation	10,637	256,884
Sterling Construction Company Incorporated †	6,458	83,114

		2,302,070

Electrical Equipment : 0.79%
Allied Motion Technologies	1,926	91,119
American Superconductor Corporation †	4,387	43,870
Atkore International Incorporated †	10,081	205,854
AZZ Incorporated	6,424	306,682
Babcock & Wilcox Enterprises Incorporated †	9,496	8,410
Encore Wire Corporation	5,075	253,547
Enphase Energy Incorporated †	20,646	111,488
Generac Holdings Incorporated †	15,734	895,579
LSI Industries Incorporated	6,287	27,726
Powell Industries Incorporated	2,150	65,726
Preformed Line Products Company	560	35,930
Sunrun Incorporated †	22,102	323,794
Thermon Group Holdings Incorporated †	8,264	186,684
TPI mposites Incorporated †	3,810	103,594
Vivint Solar Incorporated †	7,163	39,182

		2,699,185

Electronic Equipment, Instruments & Components : 0.07%
ScanSource Incorporated †	6,404	243,608

Industrial Conglomerates : 0.11%
Raven Industries Incorporated	9,096	367,024

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Machinery : 3.24%
Alamo Group Incorporated	2,456	$203,381
Albany International Corporation Class A	7,274	526,347
Altra Holdings Incorporated	7,335	231,419
American Railcar Industries	1,830	128,594
Astec Industries Incorporated	5,738	204,674
Blue Bird Corporation †	3,001	57,409
Briggs & Stratton Corporation	10,676	159,286
Columbus McKinnon Corporation	5,069	176,401
Commercial Vehicle Group Incorporated †	6,969	48,644
DMC Global Incorporated	3,674	133,734
Douglas Dynamics Incorporated	5,651	210,613
Eastern Company	1,203	32,842
EnPro Industries Incorporated	5,617	395,324
ESCO Technologies Incorporated	6,408	450,354
Evoqua Water Technologies Company †	11,201	102,377
Federal Signal Corporation	15,089	353,988
Foster Company Class A †	2,029	39,261
Franklin Electric Company Incorporated	9,990	452,048
Freightcar America Incorporated	3,057	29,164
Gencor Industries Incorporated †	2,258	25,583
Global Brass & Copper Holdings Incorporated	5,487	177,614
Gorman Rupp Company	5,571	186,517
Graham Corporation	2,422	60,356
Hillenbrand Incorporated	14,434	639,571
Hurco Companies Incorporated	1,532	58,538
Hyster Yale Materials Handeling Incorporated	2,147	140,564
Kadant Incorporated	2,784	253,567
Lindsay Manufacturing Company	2,674	270,502
Lydall Incorporated †	4,275	94,606
Manitex International Incorporated †	3,480	25,369
Manitowoc Company Incorporated †	8,644	170,719
Meritor Incorporated †	22,751	375,392
Milacron Holdings Corporation †	17,626	251,171
Miller Industries Incorporated	2,835	79,550
Mueller Industries Incorporated	15,064	358,824
Omega Flex Incorporated	959	53,129
Park Ohio Holdings Corporation	2,152	77,601
REV Group Incorporated	7,620	92,964
Rexnord Corporation †	26,281	744,015
Spartan Motors Incorporated	7,982	64,255
SPX Corporation †	10,614	313,962
Standex International Corporation	3,172	252,808
Tennant Company	4,268	255,440
The Greenbrier Companies Incorporated	8,087	395,535
Trimas Corporation †	11,790	342,264
Twin Disc Incorporated †	2,800	48,860
Wabash National Corporation	14,174	220,264
Watts Water Technologies Incorporated	7,128	525,761
Welbilt Incorporated †	35,932	496,580

		10,987,741

Marine : 0.13%
Genco Shipping & Trading Limited †	2,141	17,877
Matson Incorporated	10,653	419,196

		437,073

Professional Services : 1.58%
Acacia Research-Acacia Technologies †	12,185	38,748
Barrett Business Services Incorporated	1,766	124,238
BG Staffing Incorporated	1,906	47,231
CBIZ Incorporated †	13,449	283,639

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Professional Services (continued)
CRA International Incorporated	2,040	$99,450
Exponent Incorporated	13,251	666,790
Forrester Research Incorporated	2,541	118,766
Franklin Covey Company †	2,396	56,761
FTI Consulting Incorporated †	9,468	665,127
GP Strategies Corporation †	3,089	40,898
Heidrick & Struggles International Incorporated	4,653	170,579
ICF International Incorporated	4,528	317,096
InnerWorkings Incorporated †	11,951	50,433
Insperity Incorporated	9,879	988,295
Kelly Services Incorporated Class A	7,576	173,642
Kforce Incorporated	5,982	189,570
Mistras Group Incorporated †	4,239	72,868
Navigant Consulting Incorporated	11,114	284,741
Resources Connection Incorporated	7,605	128,068
TriNet Group Incorporated †	10,969	503,587
TrueBlue Incorporated †	10,472	264,418
Willdan Group Incorporated †	2,104	79,300

		5,364,245

Road & Rail : 0.63%
Arcbest Corporation	6,310	254,041
Covenant Transport Incorporated Class A †	3,292	74,992
Daseke Incorporated †	9,748	39,187
Hertz Global Holdings Incorporated †	13,060	244,353
Marten Transport Limited	10,007	194,936
Roadrunner Transportation Systems Incorporated †	10,080	7,114
Saia Incorporated †	6,631	399,916
Schneider National Incorporated Class B	17,411	388,788
Universal Truckload Services	2,183	51,017
USA Truck Incorporated †	1,775	36,405
Werner Enterprises Incorporated	11,620	393,453
YRC Worldwide Incorporated †	8,101	45,852

		2,130,054

Trading Companies & Distributors : 1.02%
Applied Industrial Technologies Incorporated	9,816	640,298
Bluelinx Holdings Incorporated †	2,119	57,425
BMC Stock Holdings Incorporated †	16,309	277,416
CAI International Incorporated †	4,604	112,844
DXP Enterprises Incorporated †	3,995	144,739
Envirostar Incorporated	1,185	41,949
Foundation Building Material †	3,727	36,450
GMS Incorporated †	8,393	157,704
H&E Equipment Services Incorporated	8,108	179,592
Houston Wire & Cable Company †	4,141	25,260
Huttig Building Products Incorporated †	5,199	13,985
Kaman Corporation	6,987	396,652
Lawson Products Incorporated †	1,069	32,925
Nexeo Solutions Incorporated †	7,997	77,811
Rush Enterprises Incorporated	7,650	291,465
SiteOne Landscape Supply Incorporated †	10,213	629,529
Systemax Incorporated	3,764	104,978
Titan Machinery Incorporated †	4,819	84,477
Transcat Incorporated †	1,781	36,920
Veritiv Corporation †	2,821	85,617
Willis Lease Finance Corporation †	836	30,798

		3,458,834

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Information Technology : 10.56%

Communications Equipment : 1.03%
ADTRAN Incorporated	12,121	$150,906
Aerohive Networks Incorporated †	8,668	31,725
Applied Optoelectronics Incorporated †	4,679	96,341
Calamp Corporation †	8,783	155,459
Calix Networks Incorporated †	11,136	107,462
Casa Systems Incorporated †	1,805	28,068
Clearfield Incorporated †	2,818	34,774
Comtech Telecommunications Corporation	5,901	150,712
Digi International Incorporated †	6,484	76,771
Echostar Corporation †	8,998	376,476
Emcore Corporation †	6,373	28,997
Extreme Networks Incorporated †	29,105	191,511
Harmonic Incorporated †	20,826	117,042
InterDigital Incorporated	8,749	658,450
KVH Industries Incorporated †	3,966	44,697
NETGEAR Incorporated †	7,698	426,469
Oclaro Incorporated †	42,331	341,611
PCTEL Incorporated	4,148	17,380
Plantronics Incorporated	8,323	380,944
Ribbon Communications Incorporated †	12,219	65,249
Tessco Technologies Incorporated	1,608	19,521

		3,500,565

Electronic Equipment, Instruments & Components : 2.40%
Anixter International Incorporated †	7,251	463,774
Badger Meter Incorporated	7,132	395,826
Bel Fuse Incorporated Class B	2,326	52,358
Benchmark Electronics Incorporated	11,824	281,884
Control4 Corporation †	6,585	143,355
CTS Corporation	8,074	234,227
Daktronics Incorporated	9,033	80,845
Electro Scientific Industries Incorporated †	8,097	238,052
Eplus Incorporated †	3,383	276,560
ID Systems Incorporated †	3,725	22,648
II-VI Incorporated †	14,320	535,854
Insight Enterprises Incorporated †	8,878	395,781
Iteris Incorporated †	6,974	31,871
Itron Incorporated †	8,411	455,540
Kemet Corporation	12,887	263,926
Kimball Electronics Incorporated †	6,296	111,061
Mesa Laboratories Incorporated	841	186,147
Methode Electronics Incorporated	9,191	278,487
MTS Systems Corporation	4,367	224,682
Napco Security Technologies Incorporated †	2,974	49,190
OSI Systems Incorporated †	4,379	317,040
Par Technology Corporation †	2,591	51,483
Park Electrochemical Corporation	4,750	84,598
PC Connection Incorporated	2,809	88,034
PC Mall Incorporated †	2,294	43,471
Plexus Corporation †	8,171	498,758
Rogers Corporation †	4,657	599,170
Sanmina Corporation †	17,324	468,441
SYNNEX Corporation	2,853	230,351
TTM Technologies Incorporated †	23,273	276,716
Vishay Intertechnology Incorporated	33,721	703,083
Vishay Precision Group †	2,553	86,623

		8,169,836

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

IT Services : 1.64%
Brightcove Incorporated †	7,696	$55,257
Carbonite Incorporated †	6,198	175,589
Cass Information Systems Incorporated	2,822	186,280
Computer Task Group Incorporated †	3,442	15,317
Convergeone Holdings Incorporated	4,847	60,684
CSG Systems International Incorporated	8,226	288,486
Endurance International Group Holdings †	15,732	130,576
Exela Technologies Incorporated †	8,651	39,276
Exlservice Holdings Incorporated †	8,363	484,719
GTT Communications Incorporated †	8,690	292,505
Hackett Group Incorporated	6,125	108,106
Information Services Group Incorporated †	8,802	36,528
Internap Corporation †	4,535	27,074
Limelight Networks Incorporated †	26,571	87,419
Luxoft Holding Incorporated †	5,506	181,808
ManTech International Corporation Class A	6,727	378,730
Moneygram International Incorporated †	7,109	15,498
MongoDB Incorporated †	3,492	289,487
NIC Incorporated	16,269	211,497
Perficient Incorporated †	8,597	217,590
Pfsweb Incorporated †	3,679	22,626
Presidio Incorporated	8,343	117,469
PRGX Global Incorporated †	5,003	46,678
Science Applications International Corporation	9,472	658,493
StarTek Incorporated †	2,821	19,070
Switch Incorporated Class A	8,327	64,701
Sykes Enterprises Incorporated †	9,990	275,924
Travelport Worldwide Limited	31,684	484,132
TTEC Holdings Incorporated	3,524	103,077
Unisys Corporation †	12,958	175,192
Virtusa Corporation †	6,920	306,764

		5,556,552

Semiconductors & Semiconductor Equipment : 1.91%
Adesto Technologies Corporation †	3,952	20,985
Advanced Energy Industries Incorporated †	10,155	477,691
Alpha & Omega Semiconductor †	4,778	52,654
Amkor Technology Incorporated †	24,151	165,434
Amtech Systems Incorporated †	3,252	17,886
Aquantia Corporation †	2,277	22,201
Axcelis Technologies Incorporated †	8,171	162,766
AXT Incorporated †	9,003	49,607
Brooks Automation Incorporated	17,713	537,767
Cabot Microelectronics Corporation	7,190	772,781
Ceva Incorporated †	5,575	144,894
Cirrus Logic Incorporated †	16,439	615,476
Cohu Incorporated	9,863	193,315
Cyberoptics Corporation †	1,802	36,563
Diodes Incorporated †	9,821	342,065
DSP Group Incorporated †	4,697	57,632
FormFactor Incorporated †	18,868	311,133
GSI Technology Incorporated †	3,501	19,886
Ichor Holdings Limited †	6,726	122,413
Lattice Semiconductor Corporation †	30,389	178,080
Nanometrics Incorporated †	5,833	187,356
Neophotonics Corporation †	10,288	79,218
NVE Corporation	1,234	117,896
Photronics Incorporated †	17,466	169,420
Pixelworks Incorporated †	7,579	29,482
Power Integrations Incorporated	7,403	469,054
Quicklogic Corporation †	20,871	20,245
Rambus Incorporated †	27,808	242,486
Rudolph Technologies Incorporated †	7,834	166,237
Smart Global Holdings Incorporated †	3,110	106,642

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Synaptics Incorporated †	8,695	$334,410
Ultra Clean Holdings Incorporated †	9,310	87,514
Xperi Corporation	12,423	175,164

		6,486,353

Software : 3.33%
A10 Networks Incorporated †	12,799	80,634
Agilysys Incorporated †	4,418	72,853
Alarm.com Holdings Incorporated †	7,741	393,630
Altair Engineering Incorporated Class A †	4,527	146,267
Alteryx Incorporated Class A †	6,682	402,123
Amber Road Incorporated †	6,407	55,869
American Software Incorporated Class A	6,953	72,311
AppFolio Incorporated Class A †	3,546	217,334
Appian Corporation †	1,960	58,918
Apptio Incorporated Class A †	7,635	291,352
Asure Software Incorporated †	2,296	13,064
Avaya Holdings Corporation †	27,870	433,936
Bottomline Technologies (DE) Incorporated †	10,236	563,697
ChannelAdvisor Corporation †	6,128	65,876
Cision Limited †	9,800	122,696
Datawatch Corporation †	2,868	37,542
Dropbox Incorporated Class A †	9,301	217,550
Ebix Incorporated	5,679	268,162
Egain Corporation †	3,689	27,409
Envestnet Incorporated †	10,992	600,603
Everbridge Incorporated †	6,351	347,844
Five9 Incorporated †	14,349	615,285
ForeScout Technologies Incorporated †	4,016	109,034
Fusion Connect Incorporated †	5,485	12,341
Globant SA †	6,469	379,407
Instructure Incorporated †	7,415	280,065
LivePerson Incorporated †	14,202	267,992
MicroStrategy Incorporated Class A †	2,307	299,079
MINDBODY Incorporated Class A †	9,061	251,533
Mitek Systems Incorporated †	8,359	79,996
MobileIron Incorporated †	16,061	78,056
Model N Incorporated †	5,784	79,414
Monotype Imaging Holdings Incorporated	10,319	178,003
OneSpan Incorporated †	7,901	134,080
Park City Group Incorporated †	3,106	25,221
Progress Software Corporation	11,404	400,965
Q2 Holdings Incorporated †	9,115	494,853
Qad Incorporated Class A	2,579	109,427
Qualys Incorporated †	8,333	656,307
Realnetworks Incorporated †	6,256	16,140
Seachange International Incorporated †	8,301	13,946
Secureworks Corporation Class A †	2,144	38,613
SendGrid Incorporated †	2,346	107,001
Shotspotter Incorporated †	1,493	56,868
SPS Commerce Incorporated †	4,315	367,767
Telaria Incorporated †	8,397	25,191
TeleNav Incorporated †	7,792	32,571
The Rubicon Project Incorporated †	10,651	47,397
Tivo Corporation	31,125	308,138
Upland Software Incorporated †	3,928	110,298
Verint Systems Incorporated †	16,096	731,241
Workiva Incorporated †	6,303	235,795
Yext Incorporated †	12,881	187,032
Zix Corporation †	13,526	90,083

		11,308,809

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Technology Hardware, Storage & Peripherals : 0.25%
Astronova Incorporated	1,431	$28,076
Avid Technology Incorporated †	9,306	59,931
Cray Incorporated †	10,111	265,009
Diebold Nixdorf Incorporated	17,489	57,189
Eastman Kodak Company †	6,860	27,028
Electronics for Imaging Incorporated †	11,181	309,490
Intevac Incorporated †	5,221	24,643
Quantum Corporation †	7,935	18,965
USA Technologies Incorporated †	13,227	65,738

		856,069

Materials : 3.05%

Chemicals : 1.43%
Advanced Emissions Solutions	4,856	52,299
Advansix Incorporated †	7,564	217,162
Agrofresh Solutions Incorporated †	7,373	31,040
American Vanguard Corporation	6,649	111,171
Amyris Incorporated †	6,918	34,175
Chase Corporation	1,837	206,975
Core Molding Technologies Incorporated	1,962	15,304
Ferro Corporation †	21,245	410,029
Flotek Industries Incorporated †	13,818	19,207
Futurefuel Corporation	6,481	111,927
Hawkins Incorporated	2,436	101,679
HB Fuller Company	12,791	617,038
Innophos Holdings Incorporated	4,995	138,561
Innospec Incorporated	6,118	451,141
Kooper Holdings Incorporated †	5,245	97,767
Kraton Performance Polymers Incorporated †	8,024	210,229
Kronos Worldwide Incorporated	5,782	71,523
Loop Industries Incorporated †	3,115	25,512
LSB Industries Incorporated †	5,191	39,815
Marrone Bio Innovations Incorporated †	16,974	25,800
Northern Technologies International	942	31,444
Omnova Solutions Incorporated †	11,131	90,718
PQ Group Holdings Incorporated †	9,493	145,718
Quaker Chemical Corporation	3,477	717,096
Rayonier Advanced Materials	13,009	191,883
Stepan Company	5,205	420,668
Trecora Resources †	5,133	47,737
Tredegar Corporation	8,151	135,796
Valhi Incorporated	6,747	13,831
Venator Materials plc †	12,602	67,169

		4,850,414

Construction Materials : 0.06%
Forterra Incorporated †	4,631	22,692
United States Lime & Mineral	504	37,639
US Concrete Incorporated †	4,106	161,489

		221,820

Containers & Packaging : 0.30%
Greif Incorporated Class A	6,499	333,204
Myers Industries Incorporated	7,275	120,038
Silgan Holdings Incorporated	19,247	495,610
UFP Technologies Incorporated †	1,665	60,423

		1,009,275

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Metals & Mining : 0.89%
Ampco Pittsburgh Corporation †	2,764	$11,885
Cleveland Cliffs Incorporated	76,067	705,902
Compass Minerals International Incorporated	9,372	469,537
Gold Resource Corporation	13,653	52,154
Kaiser Aluminum Corporation	4,098	400,498
Materion Corporation	5,286	279,524
Olympic Steel Incorporated	2,278	41,824
Ryerson Holding Corporation †	4,037	33,063
Schnitzer Steel Industries Incorporated Class A	6,600	184,866
Suncoke Energy Incorporated †	16,405	160,113
Synalloy Corporation	1,967	31,688
Universal Stainless & Alloy †	1,696	33,191
Warrior Met Coal Incorporated	7,226	171,256
Worthington Industries Incorporated	10,760	445,679

		3,021,180

Paper & Forest Products : 0.37%
Boise Cascade Company	9,748	259,102
Clearwater Paper Corporation †	4,113	126,722
Neenah Paper Incorporated	4,248	292,602
PH Glatfelter Company	11,159	142,277
Schweitzer-Mauduit International Incorporated	7,728	220,325
Verso Corporation Class A †	8,693	219,237

		1,260,265

Real Estate : 9.62%

Equity REITs : 8.93%
Acadia Realty Trust	20,120	576,840
Agree Realty Corporation	8,241	490,916
Alexander & Baldwin Incorporated	17,147	355,457
Alexander’s Incorporated	537	166,776
American Assets Trust Incorporated	9,731	405,004
Americold Realty Trust REIT	13,390	358,852
Armada Hoffler Properties Incorporated	11,375	173,014
Ashford Hospitality Trust Incorporated	23,359	115,627
Bluerock Residential Growth REIT Incorporated	6,306	57,385
Braemar Hotels & Resorts Incorporated REIT	7,685	73,008
Brandywine Realty Trust	45,013	642,336
CareTrust REIT Incorporated	19,093	382,242
Catchmark Timber Trust Incorporated Class A	12,536	103,923
CBL & Associates Properties Incorporated	42,735	111,538
Cedar Shopping Centers Incorporated	22,344	80,215
Chatham Lodging Trust	11,477	229,425
Chesapeake Lodging Trust	15,017	444,053
Clipper Realty Incorporated	3,756	48,452
Columbia Property Trust Incorporated	29,982	643,714
Community Healthcare Trust Incorporated	4,408	139,028
CoreCivic Incorporated	30,059	659,795
CorEnergy Infrastructure Trust Incorporated	3,023	109,584
Corepoint Lodging Incorporated REIT	10,097	142,065
Corporate Office Properties Trust	25,690	628,634
DiamondRock Hospitality	50,655	533,904
Easterly Government Properties Incorporated	11,651	212,281
EastGroup Properties Incorporated	8,501	850,270
Empire State Realty Trust Incorporated	41,223	667,400
Farmland Partners REIT Incorporated	7,974	49,439
Four Corners Property Trust Incorporated	15,593	432,550
Franklin Street Properties Corporation	26,023	200,377
Getty Realty Corporation	8,063	246,647
Gladstone Commercial Corporation	7,121	136,296

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value

Equity REITs (continued)
Gladstone Land REIT Corporation	3,327	$43,983
Global Medical REIT Incorporated	4,895	46,356
Global Net Lease Incorporated	17,132	345,895
Government Properties Income	24,915	219,252
Hannon Armstrong Sustainable	12,627	288,527
Hersha Hospitality Trust	9,764	186,492
Independence Realty Trust Incorporated	22,265	224,877
Industrial Logistics Properties Trust	5,009	105,540
InfraReit Incorporated	9,924	227,260
Innovative Industrial Proper	1,593	78,615
Investors Real Estate Trust	30,581	162,997
iStar Financial Incorporated	16,302	174,105
Jernigan Capital Incorporated	3,406	72,820
Kite Realty Group Trust	21,116	348,625
Lexington Corporate Properties Trust	54,925	482,242
LTC Properties Incorporated	9,923	460,824
Mack-Cali Realty Corporation	21,035	455,618
Medequities Realty Trust Incorporated	6,867	46,970
MGM Growth Properties LLC Class A	18,147	517,008
Monmouth Real Estate Investment Corporation	18,158	252,941
National Health Investors Incorporated	10,070	785,259
National Storage Affiliates Trust	12,673	354,464
New Senior Investment Group Incorporated	20,392	108,282
New York REIT Liquidating LLC (a)	4,209	59,684
Nexpoint Residential	4,199	153,222
NorthStar Realty Europe Corporation	12,370	202,373
One Liberty Properties Incorporated	3,727	98,467
Outfront Media Incorporated	35,210	731,664
Pebblebrook Hotel Trust	17,391	607,294
Pennsylvania Real Estate Investment Trust	17,420	142,670
Physicians Realty Trust	46,144	821,825
Piedmont Office Realty Trust Incorporated Class A	33,265	616,400
Potlatch Corporation	16,304	604,878
Preferred Apartment Communities Incorporated Series A	9,940	148,702
PS Business Parks Incorporated	5,040	710,741
QTS Realty Trust Incorporated Class A	11,095	450,346
Retail Opportunity Investment Corporation	27,714	501,623
Retail Properties of America Incorporated Class A	55,613	700,168
Rexford Industrial Realty Incorporated	20,504	669,251
RPT Realty	19,665	281,013
Safety Income & Growth Incorporated	1,795	35,433
Saul Centers Incorporated	3,106	163,531
Select Income REIT	16,026	309,302
Seritage Growth Property Class A	8,202	311,184
STAG Industrial Incorporated	24,732	662,570
Summit Hotel Properties Incorporated	26,937	300,348
Tanger Factory Outlet Centers Incorporated	23,536	556,626
Terreno Realty Corporation	13,480	525,855
The Geo Group Incorporated	30,861	717,210
Tier Incorporated	12,097	284,763
UMH Properties Incorporated	8,190	106,716
Universal Health Realty Income Trust	3,186	223,689
Urban Edge Properties	26,265	523,724
Urstadt Biddle Properties Incorporated	7,326	150,769
Washington Prime Group Incorporated	47,420	296,375
Washington REIT	19,633	529,306
Whitestone REIT	9,577	134,844
Xenia Hotels & Resorts Incorporated	27,185	552,399

		30,340,964

Real Estate Management & Development : 0.69%
Altisource Portfolio Solutions SA †	2,613	62,033
Consolidated-Tomoka Land Company	992	57,556
Five Point Holdings LLC Class A †	13,348	102,379

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Forestar Group Incorporated †	2,569	$41,207
FRP Holdings Incorporated †	1,762	82,497
Griffin Industrial Realty Incorporated	601	21,305
HFF Incorporated Class A	9,396	379,598
Kennedy Wilson Holdings Incorporated	33,112	648,664
Marcus & Millichap Incorporated †	4,777	174,313
Newmark Group Incorporated Class A	5,663	47,569
Re/max Holdings Incorporated Class A	4,487	147,936
Redfin Corporation †	13,211	224,059
Stratus Properties Incorporated †	1,392	37,807
The RMR Group Incorporated Class A	1,787	115,512
The St. Joe Company †	10,115	151,725
Trinity Place Holdings Incorporated †	5,927	29,220

		2,323,380

Utilities : 2.51%

Electric Utilities : 0.72%
Avangrid Incorporated	14,390	724,968
El Paso Electric Company	10,476	579,847
MGE Energy Incorporated	9,313	615,496
Otter Tail Corporation	10,138	495,951
Spark Energy Incorporated Class A	3,206	29,143

		2,445,405

Gas Utilities : 0.42%
Chesapeake Utilities Corporation	4,527	389,503
Northwest Natural Holding Company	2,999	198,924
RGC Resources Incorporated	1,893	52,228
South Jersey Industries Incorporated	21,445	669,084
Star Group LP	13,970	134,531

		1,444,270

Independent Power & Renewable Electricity Producers : 0.44%
Clearway Energy Incorporated Class C	16,807	306,896
Nextera Energy Partners LP	13,794	644,180
Ormat Technologies Incorporated	9,540	535,099

		1,486,175

Multi-Utilities : 0.30%
Northwestern Corporation	12,677	810,821
Unitil Corporation	4,123	209,036

		1,019,857

Water Utilities : 0.63%
American States Water Company	9,299	623,777
Aquaventure Holdings Limited †	3,418	64,190
Artesian Resources Corporation Class A	2,089	75,956
California Water Service Group	12,164	556,138
Connecticut Water Service Incorporated	2,982	207,488
Middlesex Water Company	4,019	208,345
Pure Cycle Corporation †	4,358	45,759
SJW Corporation	4,521	253,357
York Water Company	3,337	110,521

		2,145,531

Total Common Stocks (Cost $314,873,298)		$330,916,727

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name			Expiration date	Shares	Value

Rights : 0.00%

Financials : 0.00%

Diversified Financial Services : 0.00%
Schulman Incorporated Class A †(a)‡			12/31/2099	6,818	13,022

Thrifts & Mortgage Finance : 0.00%
NewStar Financial Incorporated †(a)			12/31/2099	9,129	0

Health Care : 0.00%

Biotechnology : 0.00%
XOMA Corporation †(a)			12/14/2018	179	363

Pharmaceuticals : 0.00%
Corium International Incorporated †(a)			3/31/2020	6,709	1,208

Total Rights (Cost $16,599)					14,593

		Yield
Short-Term Investments : 1.92%

Investment Companies : 1.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13%		6,514,692	6,514,692

Total Short-Term Investments (Cost $6,514,692)					6,514,692

Total investments in securities (Cost $321,404,589)	99.35%				337,446,012
Other assets and liabilities, net	0.65				2,218,205

Total net assets	100.00%				$339,664,217

†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
E-Mini Russell 2000 Index	193	12-21-2018	$14,939,780	$14,808,890	$0	$(130,890)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	14,195,316	122,453,567	130,134,191	6,514,692	$6,514,692	1.92%

Wells Fargo Factor Enhanced Small Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$13,019,696	$0	$6,069	$13,025,765
Consumer discretionary	49,913,118	0	0	49,913,118
Consumer staples	15,158,603	0	0	15,158,603
Energy	8,898,465	0	0	8,898,465
Financials	67,257,597	0	0	67,257,597
Health care	39,031,597	0	0	39,031,597
Industrials	50,184,862	0	0	50,184,862
Information technology	35,878,184	0	0	35,878,184
Materials	10,362,954	0	0	10,362,954
Real estate	32,604,660	59,684	0	32,664,344
Utilities	8,541,238	0	0	8,541,238
Rights
Financials	0	0	13,022	13,022
Health care	0	1,571	0	1,571
Short-term investments
Investment companies	6,514,692	0	0	6,514,692

Total assets	$337,365,666	$61,255	$19,091	$337,446,012

Liabilities
Futures contracts	$130,890	$0	$0	$130,890

Total liabilities	$130,890	$0	$0	$130,890

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Portfolio had segregated $1,880,000 as cash collateral for these open futures contracts.

At November 30, 2018, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 81.38%

Communication Services : 14.08%

Diversified Telecommunication Services : 3.80%
CenturyLink Incorporated	5.63%	4-1-2025	$300,000	$280,500
CenturyLink Incorporated	6.45	6-15-2021	200,000	204,500
CenturyLink Incorporated	7.50	4-1-2024	800,000	821,000
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	175,375
Embarq Corporation	8.00	6-1-2036	200,000	187,750
Frontier Communications Corporation 144A	8.50	4-1-2026	200,000	181,514
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	313,785
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	196,298
Level 3 Financing Incorporated	5.38	5-1-2025	600,000	584,250
Qwest Capital Funding	6.88	7-15-2028	200,000	173,964
Windstream Services Finance Company 144A	9.00	6-30-2025	236,000	172,280
Zayo Group LLC 144A	5.75	1-15-2027	200,000	191,000
Zayo Group LLC	6.00	4-1-2023	200,000	199,000

				3,681,216

Interactive Media & Services : 0.78%
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	254,250
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	199,000
Verisign Incorporated	5.25	4-1-2025	300,000	301,500

				754,750

Media & Entertainment : 7.94%
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	267,000
AMC Networks Incorporated	4.75	8-1-2025	300,000	279,012
CCO Holdings LLC 144A	5.50	5-1-2026	200,000	194,750
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	491,875
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	406,120
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	192,000
CSC Holdings LLC	6.75	11-15-2021	500,000	523,750
DISH DBS Corporation	5.88	7-15-2022	200,000	191,600
DISH DBS Corporation	5.88	11-15-2024	600,000	511,500
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	291,750
Lamar Media Corporation	5.00	5-1-2023	200,000	199,500
Meredith Corporation 144A	6.88	2-1-2026	300,000	306,750
Neptune Finco Corporation 144A	10.88	10-15-2025	200,000	230,500
Netflix Incorporated	4.88	4-15-2028	500,000	461,250
Nielsen Finance LLC 144A	5.00	4-15-2022	400,000	391,160
Outfront Media Capital Corporation	5.63	2-15-2024	300,000	300,000
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	202,750
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	200,000	190,500
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	200,000	192,898
Sirius XM Radio Incorporated 144A	5.38	4-15-2025	300,000	295,500
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	194,750
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	204,750
TEGNA Incorporated	6.38	10-15-2023	300,000	306,750
Tribune Media Company	5.88	7-15-2022	300,000	303,750
Univision Communications Incorporated 144A	5.13	5-15-2023	400,000	374,500
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	191,611

				7,696,276

Wireless Telecommunication Services : 1.56%
Sprint Capital Corporation	8.75	3-15-2032	200,000	217,250
Sprint Communications Incorporated	7.00	8-15-2020	200,000	207,000
Sprint Corporation	7.13	6-15-2024	200,000	203,000
Sprint Corporation	7.25	9-15-2021	200,000	208,500
T-Mobile USA Incorporated	4.50	2-1-2026	300,000	281,535
T-Mobile USA Incorporated	5.38	4-15-2027	200,000	194,500
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	206,000

				1,517,785

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Consumer Discretionary : 10.75%

Auto Components : 0.68%
American Axle & Manufacturing Incorporated	6.50%	4-1-2027	$300,000	$272,250
Dana Holding Corporation	5.50	12-15-2024	200,000	190,500
Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	197,500

				660,250

Automobiles : 0.18%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	172,750

Distributors : 0.18%
Ahern Rentals Incorporated 144A	7.38	5-15-2023	200,000	179,000

Diversified Consumer Services : 0.70%
APX Group Incorporated	7.63	9-1-2023	200,000	162,500
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	213,500
Service Corporation International	5.38	5-15-2024	300,000	301,500

				677,500

Hotels, Restaurants & Leisure : 3.93%
24 Hour Fitness Worldwide Incorporated 144A	8.00	6-1-2022	200,000	195,000
Boyd Gaming Corporation	6.88	5-15-2023	200,000	207,500
Caesars Resort Collection LLC 144A	5.25	10-15-2025	400,000	367,000
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	195,000
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	294,000
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	286,125
Jack Ohio Finance LLC 144A	6.75	11-15-2021	200,000	205,000
KFC Holding Company 144A	5.00	6-1-2024	300,000	295,875
MGM Resorts International	4.63	9-1-2026	400,000	363,500
MGM Resorts International	5.25	3-31-2020	200,000	202,500
MGM Resorts International	6.63	12-15-2021	200,000	209,500
Scientific Games International Incorporated	10.00	12-1-2022	400,000	415,200
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	191,500
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	381,000

				3,808,700

Household Durables : 1.48%
Hovnanian Enterprises Incorporated 144A	10.00	7-15-2022	200,000	185,000
Lennar Corporation	4.50	4-30-2024	300,000	287,250
Lennar Corporation	4.88	12-15-2023	200,000	195,500
Lennar Corporation	8.38	1-15-2021	200,000	215,250
Pulte Group Incorporated	4.25	3-1-2021	200,000	200,250
Pulte Group Incorporated	5.00	1-15-2027	200,000	185,750
William Lyon Homes Incorporated	5.88	1-31-2025	200,000	170,500

				1,439,500

Household Products : 0.21%
Avon International Operations Incorporated 144A	7.88	8-15-2022	200,000	199,500

Internet & Direct Marketing Retail : 0.32%
Netflix Incorporated	5.38	2-1-2021	300,000	309,450

Leisure Products : 0.19%
Mattel Incorporated 144A	6.75	12-31-2025	200,000	188,500

Multiline Retail : 0.59%
JCPenney Corporation Incorporated 144A	5.88	7-1-2023	300,000	249,750
JCPenney Corporation Incorporated	6.38	10-15-2036	200,000	72,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	300,000	145,500
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	200,000	102,050

				569,300

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail : 2.09%
Gap Incorporated	5.95%	4-12-2021	$200,000	$205,969
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	97,500
L Brands Incorporated	5.63	2-15-2022	600,000	612,750
L Brands Incorporated	6.75	7-1-2036	200,000	166,500
New Albertsons Incorporated	7.45	8-1-2029	200,000	163,000
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	301,500
PetSmart Incorporated 144A	5.88	6-1-2025	200,000	153,000
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	134,000
Sally Holdings LLC	5.63	12-1-2025	200,000	192,000

				2,026,219

Textiles, Apparel & Luxury Goods : 0.20%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	192,500

Consumer Staples : 3.43%

Beverages : 0.20%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	193,000

Food & Staples Retailing : 1.04%
Aramark Services Incorporated	4.75	6-1-2026	300,000	285,750
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	199,044
Rite Aid Corporation 144A	6.13	4-1-2023	400,000	344,000
Safeway Incorporated	7.25	2-1-2031	200,000	179,000

				1,007,794

Food Products : 1.48%
B&G Foods Incorporated	4.63	6-1-2021	200,000	196,500
JBS USA Finance Incorporated 144A	5.75	6-15-2025	300,000	291,000
JBS USA Finance Incorporated 144A	6.75	2-15-2028	200,000	194,000
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	194,800
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	189,000
Post Holdings Incorporated 144A	5.00	8-15-2026	200,000	183,500
Post Holdings Incorporated 144A	5.63	1-15-2028	200,000	186,850

				1,435,650

Household Products : 0.21%
HRG Group Incorporated	7.75	1-15-2022	200,000	204,000

Personal Products : 0.50%
Edgewell Personal Care Company	4.70	5-24-2022	300,000	292,500
First Quality Finance Company 144A	4.63	5-15-2021	200,000	195,750

				488,250

Energy : 13.76%

Energy Equipment & Services : 1.47%
Bristow Group Incorporated	6.25	10-15-2022	200,000	100,750
Bruin E&P Partners LLC 144A	8.88	8-1-2023	200,000	186,692
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	192,000
Hilcorp Energy Company 144A	5.75	10-1-2025	400,000	370,000
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	191,000
SESI LLC	7.13	12-15-2021	200,000	189,000
Unit Corporation	6.63	5-15-2021	200,000	193,000

				1,422,442

Oil, Gas & Consumable Fuels : 12.29%
Antero Resources Corporation	5.13	12-1-2022	200,000	196,000
Antero Resources Corporation	5.63	6-1-2023	200,000	198,500
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	195,000	206,213
California Resources Corporation 144A	8.00	12-15-2022	400,000	304,000

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas Incorporated	6.25%	4-15-2023	$200,000	$190,500
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	309,000
Cheniere Energy Partners LP	5.25	10-1-2025	200,000	194,750
Chesapeake Energy Corporation	4.88	4-15-2022	200,000	186,000
Chesapeake Energy Corporation	6.13	2-15-2021	300,000	294,750
CONSOL Energy Incorporated	5.88	4-15-2022	300,000	293,625
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	198,500
CrownRock LP 144A	5.63	10-15-2025	200,000	187,000
DCP Midstream Operating LP	3.88	3-15-2023	200,000	191,500
DCP Midstream Operating LP 144A	4.75	9-30-2021	200,000	199,500
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	168,000
Denbury Resources Incorporated 144A	9.00	5-15-2021	400,000	401,000
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	194,000
Energy Transfer Equity LP	4.25	3-15-2023	200,000	194,500
Energy Transfer Equity LP	5.88	1-15-2024	200,000	206,250
Enlink Midstream Partners LP	5.05	4-1-2045	500,000	375,000
EP Energy Corporation 144A	9.38	5-1-2024	200,000	110,000
Extraction Oil & Gas Incorporated 144A	5.63	2-1-2026	200,000	156,000
Genesis Energy LP	6.75	8-1-2022	400,000	397,000
Gulfport Energy Corporation	6.00	10-15-2024	300,000	274,500
Jonah Energy LLC 144A	7.25	10-15-2025	200,000	148,000
McDermott Technology Americas Incorporated 144A	10.63	5-1-2024	200,000	172,750
Murphy Oil Corporation	6.88	8-15-2024	200,000	203,767
Nabors Industries Incorporated	5.00	9-15-2020	200,000	197,985
Nabors Industries Incorporated	5.10	9-15-2023	200,000	168,023
Newfield Exploration Company	5.38	1-1-2026	300,000	299,775
Newfield Exploration Company	5.63	7-1-2024	200,000	204,500
NGL Enrgy Partners LP	7.50	11-1-2023	300,000	292,218
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	187,625
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	287,250
PDC Energy Incorporated	5.75	5-15-2026	200,000	186,500
QEP Resources Incorporated	5.25	5-1-2023	200,000	190,500
Range Resources Corporation	4.88	5-15-2025	400,000	364,000
Rowan Companies Incorporated	4.88	6-1-2022	400,000	360,000
Sanchez Energy Corporation	6.13	1-15-2023	200,000	50,000
Sanchez Energy Corporation 144A	7.25	2-15-2023	400,000	345,000
SM Energy Company	6.75	9-15-2026	200,000	192,000
Southwestern Energy Company	4.10	3-15-2022	200,000	192,500
Southwestern Energy Company	7.75	10-1-2027	200,000	202,240
Suburban Propane Partners LP	5.50	6-1-2024	200,000	189,500
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	196,500
Targa Resources Partners LP	4.25	11-15-2023	200,000	189,750
Targa Resources Partners LP	5.13	2-1-2025	200,000	193,000
Targa Resources Partners LP	5.25	5-1-2023	200,000	199,500
Transocean Incorporated	6.80	3-15-2038	300,000	214,500
Ultra Resources Incorporated 144A	6.88	4-15-2022	200,000	100,000
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	168,000
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	197,500
WPX Energy Incorporated	6.00	1-15-2022	400,000	401,500

				11,920,471

Financials : 7.30%

Banks : 0.42%
CIT Group Incorporated	5.00	8-15-2022	200,000	200,756
CIT Group Incorporated	5.00	8-1-2023	200,000	200,500

				401,256

Capital Markets : 0.85%
Banff Merger Sub Incorporated 144A	9.75	9-1-2026	300,000	284,025
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	342,750
MSCI Incorporated 144A	5.25	11-15-2024	200,000	200,500

				827,275

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance : 2.71%
Ally Financial Incorporated	4.63%	3-30-2025	$200,000	$196,500
Ally Financial Incorporated	5.13	9-30-2024	300,000	303,840
Ally Financial Incorporated	5.75	11-20-2025	200,000	204,250
Navient Corporation	5.88	3-25-2021	200,000	198,400
Navient Corporation	5.88	10-25-2024	200,000	179,500
Navient Corporation	6.50	6-15-2022	200,000	200,750
Navient Corporation	6.75	6-25-2025	200,000	185,500
Quicken Loans Incorporated 144A	5.25	1-15-2028	400,000	356,000
Springleaf Finance Corporation	6.13	5-15-2022	300,000	300,000
Springleaf Finance Corporation	6.88	3-15-2025	200,000	188,250
Springleaf Finance Corporation	8.25	12-15-2020	300,000	316,740

				2,629,730

Diversified Financial Services : 1.83%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	181,500
Freedom Mortgage Corporation 144A	8.25	4-15-2025	300,000	267,375
Harland Clarke Holdings 144A	9.25	3-1-2021	200,000	184,500
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	190,730
Prime Services Company 144A	9.25	5-15-2023	243,000	257,580
Refinitiv U.S. Holdings Company 144A	8.25	11-15-2026	300,000	285,750
Transocean Incorporated 144A	9.00	7-15-2023	400,000	408,750

				1,776,185

Insurance : 1.08%
Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	203,376
Genworth Holdings Incorporated	4.90	8-15-2023	300,000	258,750
Genworth Holdings Incorporated	7.63	9-24-2021	200,000	202,000
HUB International Limited 144A	7.00	5-1-2026	200,000	190,500
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	200,000	190,000

				1,044,626

Thrifts & Mortgage Finance : 0.41%
Ladder Capital Finance LLC 144A	5.25	3-15-2022	200,000	198,000
Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	202,375

				400,375

Health Care : 7.34%

Health Care Equipment & Supplies : 0.93%
Crimson Incorporated 144A	6.63	5-15-2022	300,000	288,750
DJO Finco Incorporated 144A	8.13	6-15-2021	200,000	207,250
Hologic Incorporated 144A	4.38	10-15-2025	200,000	190,000
Kinetic Concepts Incorporated 144A	12.50	11-1-2021	200,000	214,000

				900,000

Health Care Providers & Services : 5.26%
Centene Corporation	4.75	5-15-2022	200,000	200,750
Centene Corporation	6.13	2-15-2024	200,000	207,980
Community Health Systems Incorporated	5.13	8-1-2021	400,000	378,750
Community Health Systems Incorporated	6.88	2-1-2022	200,000	99,040
Davita Incorporated	5.00	5-1-2025	200,000	188,000
Davita Incorporated	5.13	7-15-2024	300,000	288,750
Encompass Health Corporation	5.75	11-1-2024	200,000	200,250
HCA Incorporated	5.50	6-15-2047	200,000	192,500
HCA Incorporated	7.50	2-15-2022	300,000	324,000
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	197,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	298,875
MPT Operating Partnership LP	5.00	10-15-2027	200,000	190,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	298,500
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	209,250
Team Health Holdings Incorporated 144A	6.38	2-1-2025	300,000	247,500

5

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corporation	4.63%	7-15-2024	$500,000	$479,705
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	284,438
Tenet Healthcare Corporation	7.00	8-1-2025	200,000	195,000
Tenet Healthcare Corporation 144A	7.50	1-1-2022	200,000	207,500
Vizient Incorporated 144A	10.38	3-1-2024	200,000	217,500
Wellcare Health Plans	5.25	4-1-2025	200,000	198,250

				5,104,038

Health Care Technology : 0.21%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	198,750

Pharmaceuticals : 0.94%
Elanco Animal Health Incorporated 144A	4.90	8-28-2028	500,000	503,222
Endo Finance LLC 144A	5.38	1-15-2023	500,000	411,250

				914,472

Industrials : 4.95%

Aerospace & Defense : 0.81%
Alcoa Incorporated	6.15	8-15-2020	200,000	205,986
TransDigm Group Incorporated	6.38	6-15-2026	200,000	195,228
TransDigm Group Incorporated	6.50	7-15-2024	200,000	200,500
Triumph Group Incorporated	7.75	8-15-2025	200,000	184,000

				785,714

Air Freight & Logistics : 0.21%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	201,250

Building Products : 0.19%
Griffon Corporation	5.25	3-1-2022	200,000	186,750

Commercial Services & Supplies : 1.36%
ADT Corporation	3.50	7-15-2022	200,000	187,250
ADT Corporation 144A	4.88	7-15-2032	200,000	158,000
APTIM Corporation 144A	7.75	6-15-2025	200,000	156,000
Covanta Holding Corporation	6.00	1-1-2027	200,000	186,000
Pitney Bowes Incorporated	4.38	5-15-2022	500,000	467,750
West Corp Company 144A	8.50	10-15-2025	200,000	165,000

				1,320,000

Construction & Engineering : 0.80%
AECOM	5.88	10-15-2024	300,000	301,125
United Rentals North America Incorporated	5.50	5-15-2027	500,000	471,875

				773,000

Electrical Equipment : 0.20%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	195,000

Machinery : 0.30%
Gates Global LLC 144A	6.00	7-15-2022	95,000	94,525
Navistar International Corporation 144A	6.63	11-1-2025	200,000	197,752

				292,277

Professional Services : 0.39%
Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	176,500
Exela Technologies Incorporated 144A	10.00	7-15-2023	200,000	202,000

				378,500

Road & Rail : 0.49%
Hertz Corporation	6.25	10-15-2022	200,000	175,500

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Hertz Corporation	7.38%	1-15-2021	$300,000	$296,700

				472,200

Trading Companies & Distributors : 0.20%
United Rentals North America Incorporated	5.75	11-15-2024	200,000	198,750

Information Technology : 3.49%

Communications Equipment : 0.17%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	164,750

Electronic Equipment, Instruments & Components : 0.21%
Anixter International Incorporated	5.13	10-1-2021	200,000	201,250

IT Services : 1.03%
First Data Corporation 144A	5.00	1-15-2024	400,000	394,480
First Data Corporation 144A	7.00	12-1-2023	200,000	207,000
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	399,000

				1,000,480

Software : 0.57%
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	215,500
Symantec Corporation 144A	5.00	4-15-2025	200,000	193,618
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	144,000

				553,118

Technology Hardware, Storage & Peripherals : 1.51%
CDW Finance Corporation	5.00	9-1-2023	200,000	199,500
Dell International LLC 144A	5.88	6-15-2021	200,000	202,807
Dell International LLC 144A	7.13	6-15-2024	200,000	209,625
NCR Corporation	5.00	7-15-2022	300,000	285,000
NCR Corporation	6.38	12-15-2023	200,000	197,500
Western Digital Corporation	4.75	2-15-2026	400,000	366,000

				1,460,432

Materials : 9.95%

Chemicals : 3.02%
Avantor Incorporated 144A	6.00	10-1-2024	300,000	297,375
Avantor Incorporated 144A	9.00	10-1-2025	200,000	202,750
Calumet Specialty Products Partners LP	7.63	1-15-2022	200,000	178,000
CF Industries Incorporated	3.45	6-1-2023	300,000	280,125
CF Industries Incorporated	4.95	6-1-2043	200,000	155,500
Chemours Company	6.63	5-15-2023	200,000	203,000
Chemours Company	7.00	5-15-2025	200,000	201,750
CVR Partners LP 144A	9.25	6-15-2023	200,000	210,060
Hexion Incorporated	6.63	4-15-2020	400,000	330,500
Huntsman International LLC	4.88	11-15-2020	200,000	202,000
Platform Specialty Products 144A	6.50	2-1-2022	300,000	305,625
TPC Group Incorporated 144A	8.75	12-15-2020	200,000	193,000
Tronox Incorporated 144A	6.50	4-15-2026	200,000	173,000

				2,932,685

Construction Materials : 0.67%
Standard Industries Incorporated 144A	5.00	2-15-2027	500,000	450,000
Summit Materials LLC	6.13	7-15-2023	200,000	198,750

				648,750

Containers & Packaging : 3.03%
Ball Corporation	4.00	11-15-2023	200,000	195,000

7

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Ball Corporation	5.25%	7-1-2025	$200,000	$203,000
Berry Global Incorporated	6.00	10-15-2022	300,000	303,750
BWAY Holding Company 144A	5.50	4-15-2024	300,000	287,250
BWAY Holding Company 144A	7.25	4-15-2025	300,000	272,250
Crown Americas Capital Corporation IV	4.50	1-15-2023	300,000	294,750
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	184,750
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	200,000
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	195,250
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	400,000	399,000
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	201,000
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	197,500

				2,933,500

Metals & Mining : 3.02%
Alcoa Incorporated	5.87	2-23-2022	700,000	711,550
Big River Steel LLC 144A	7.25	9-1-2025	200,000	204,000
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	183,500
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	400,000	337,000
Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	312,375
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	213,000
Novelis Corporation 144A	6.25	8-15-2024	300,000	297,000
Steel Dynamics Incorporated	5.00	12-15-2026	500,000	484,000
United States Steel Corporation	6.88	8-15-2025	200,000	189,500

				2,931,925

Paper & Forest Products : 0.21%
Resolute Forest Products Company	5.88	5-15-2023	200,000	201,000

Real Estate : 3.17%

Equity REITs : 2.44%
CBL & Associates LP	5.95	12-15-2026	300,000	246,420
Equinix Incorporated	5.38	4-1-2023	300,000	302,250
Equinix Incorporated	5.88	1-15-2026	200,000	203,000
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	191,250
Iron Mountain Incorporated	5.75	8-15-2024	400,000	382,500
Istar Incorporated	5.25	9-15-2022	200,000	191,000
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	276,576
SBA Communications Corporation	4.88	7-15-2022	200,000	199,000
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	190,500
Uniti Group Incorporated	8.25	10-15-2023	200,000	185,250

				2,367,746

Real Estate Management & Development : 0.73%
Icahn Enterprises Company	6.25	2-1-2022	300,000	304,875
Icahn Enterprises Company	6.75	2-1-2024	400,000	402,500

				707,375

Utilities : 3.16%

Electric Utilities : 0.82%
Clearway Energy Operating LLC	5.00	9-15-2026	300,000	275,400
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	200,000	188,500
Talen Energy Supply LLC	4.60	12-15-2021	200,000	182,500
Talen Energy Supply LLC	6.50	6-1-2025	200,000	145,250

				791,650

Gas Utilities : 1.00%
AmeriGas Partners LP	5.50	5-20-2025	300,000	277,875
AmeriGas Partners LP	5.75	5-20-2027	300,000	271,035

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
Ferrellgas LP	6.75%	6-15-2023	$500,000	$420,000

				968,910

Independent Power & Renewable Electricity Producers : 1.34%
Calpine Corporation	5.38	1-15-2023	500,000	473,750
Dynergy Incorporated	5.88	6-1-2023	200,000	202,250
NWG Energy Incorporated	7.25	5-15-2026	400,000	423,000
The AES Corporation	5.50	4-15-2025	200,000	201,500

				1,300,500

Total Corporate Bonds and Notes (Cost $83,454,138)				78,909,022

Yankee Corporate Bonds and Notes : 15.54%

Communication Services : 3.75%

Diversified Telecommunication Services : 1.52%
SFR Group SA 144A	7.38	5-1-2026	500,000	480,000
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	171,000
Telecom Italia SpA 144A	5.30	5-30-2024	200,000	187,750
Virgin Media Finance plc 144A	6.00	10-15-2024	200,000	194,250
Wind Tre SpA 144A	5.00	1-20-2026	200,000	165,448
Ziggo Bond Finance BV 144A	5.88	1-15-2025	300,000	273,564

				1,472,012

Media & Entertainment : 1.84%
Altice Finco SA 144A	8.13	1-15-2024	600,000	573,750
Altice Luxembourg SA 144A	7.75	5-15-2022	300,000	285,750
Altice SA 144A	7.63	2-15-2025	200,000	162,000
UPC Holding BV 144A	5.50	1-15-2028	200,000	182,000
Videotron Limited	5.00	7-15-2022	400,000	398,000
Virgin Media Secured Finance plc 144A	5.25	1-15-2026	200,000	187,250

				1,788,750

Wireless Telecommunication Services : 0.39%
C&W Senior Financing Designated Activity Company 144A	6.88	9-15-2027	200,000	185,500
Inmarsat Finance plc 144A	4.88	5-15-2022	200,000	192,500

				378,000

Consumer Discretionary : 2.52%

Auto Components : 0.29%
IHO Verwaltungs GmbH 144A	4.50	9-15-2023	300,000	279,000

Automobiles : 0.46%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	300,600
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	147,500

				448,100

Construction Materials : 0.17%
Cimpor Financial Operations BV 144A	5.75	7-17-2024	200,000	165,500

Food Products : 0.42%
JBS Investments GmbH	7.25	4-3-2024	400,000	401,440

Hotels, Restaurants & Leisure : 1.18%
International Game Technology plc 144A	6.50	2-15-2025	400,000	408,120
New Red Finance Incorporated 144A	4.25	5-15-2024	500,000	473,125

9

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Limited 144A	5.50%	10-1-2027	$300,000	$265,500

				1,146,745

Consumer Staples : 0.11%

Food & Staples Retailing : 0.11%
Tesco Place 144A	6.15	11-15-2037	100,000	103,139

Energy : 2.09%

Energy Equipment & Services : 0.90%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	206,500
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	100,000	103,750
Ensco plc	5.20	3-15-2025	300,000	224,436
Noble Holding International Limited	8.95	4-1-2045	200,000	161,000
Precision Drilling Corporation	5.25	11-15-2024	200,000	177,540

				873,226

Oil, Gas & Consumable Fuels : 1.19%
KCA Deutag UK Finance plc 144A	9.63	4-1-2023	200,000	158,500
KCA Deutag UK Finance plc 144A	9.88	4-1-2022	300,000	246,000
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	306,000
Seven Generations Energy Company 144A	6.88	6-30-2023	200,000	200,000
Weatherford International Limited	7.00	3-15-2038	200,000	114,500
Weatherford International Limited	8.25	6-15-2023	200,000	133,000

				1,158,000

Financials : 2.87%

Banks : 1.14%
Barclays plc	4.38	9-11-2024	600,000	557,308
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	350,925
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	200,000	201,188

				1,109,421

Capital Markets : 0.36%
Deutsche Bank AG	4.50	4-1-2025	400,000	343,907

Diversified Financial Services : 1.37%
GW Honos Security Corporation 144A	8.75	5-15-2025	200,000	182,500
Intelsat Jackson Holdings SA	5.50	8-1-2023	400,000	353,000
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	209,260
New Red Finance Incorporated 144A	5.00	10-15-2025	200,000	188,500
Park Aerospace Holdings Company 144A	4.50	3-15-2023	200,000	194,500
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	200,000

				1,327,760

Health Care : 1.09%

Pharmaceuticals : 1.09%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	300,000	310,125
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	310,500
Mallinckrodt International Finance SA 144A	5.50	4-15-2025	300,000	238,875
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	200,000	199,750

				1,059,250

Industrials : 1.08%

Aerospace & Defense : 0.49%
Bombardier Incorporated 144A	5.75	3-15-2022	200,000	190,000

10

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Bombardier Incorporated 144A		6.00%	10-15-2022	$300,000	$284,280

					474,280

Machinery : 0.40%
Sensata Technologies BV 144A		5.00	10-1-2025	400,000	389,000

Professional Services : 0.19%
GFL Environmental Incorporated 144A		5.38	3-1-2023	200,000	183,000

Information Technology : 0.42%

Communications Equipment : 0.21%
Nokia Corporation		6.63	5-15-2039	200,000	206,260

Software : 0.21%
Open Text Corporation 144A		5.63	1-15-2023	200,000	203,000

Materials : 1.61%

Containers & Packaging : 0.61%
Ardagh Packaging Finance plc 144A		6.00	2-15-2025	200,000	186,250
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	400,000	404,000

					590,250

Metals & Mining : 1.00%
Constellium NV Company 144A		5.75	5-15-2024	250,000	233,750
FMG Resources Proprietary Limited 144A		4.75	5-15-2022	200,000	192,000
Hudbay Minerals Incorporated 144A		7.63	1-15-2025	200,000	198,500
New Gold Incorporated 144A		6.25	11-15-2022	200,000	171,250
Teck Resources Limited		5.40	2-1-2043	200,000	178,000

					973,500

Total Yankee Corporate Bonds and Notes (Cost $16,206,738)					15,073,540

		Yield		Shares

Short-Term Investments : 0.42%

Investment Companies : 0.42%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13		409,195	409,195

Total Short-Term Investments (Cost $409,195)					409,195

Total investments in securities (Cost $100,070,071)	97.34%				94,391,757
Other assets and liabilities, net	2.66				2,574,707

Total net assets	100.00%				$96,966,464

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

11

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,484,192	24,792,272	25,867,269	409,195	$409,195	0.42%

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$78,909,022	$0	$78,909,022
Yankee corporate bonds and notes	0	15,073,540	0	15,073,540
Short-term investments
Investment companies	409,195	0	0	409,195

Total assets	$409,195	$93,982,562	$0	$94,391,757

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 99.36%
Australian Government Bond Series 140 (AUD)		4.50%	4-21-2033	480,000	$423,240
Belgium Government Bond Series 81 (EUR) 144A		0.80	6-22-2027	370,000	425,093
Canada (CAD)		2.75	6-1-2022	540,000	413,987
Czech Republic Bond (CZK)		0.01	2-10-2020	2,310,000	98,984
Finnish Government Bond (EUR) 144A		0.50	9-15-2027	370,000	419,976
France Government Bond (EUR)		1.00	5-25-2027	480,000	566,856
France Government Bond (EUR)		1.50	5-25-2031	230,000	278,139
Italy Buoni Poliennali del Tesoro (EUR)		2.45	10-1-2023	610,000	694,662
Italy Buoni Poliennali del Tesoro (EUR)		3.75	9-1-2024	120,000	143,956
Japan (JPY)		0.10	8-1-2020	33,800,000	298,964
Japan (JPY)		0.10	11-1-2020	175,650,000	1,554,460
Japan (JPY)		2.20	12-20-2021	25,600,000	241,540
Korea Treasury Bond (KRW)		4.00	12-10-2031	249,940,000	270,351
Korea Treasury Bond (KRW)		4.75	12-10-2030	142,730,000	162,437
Malaysia (MYR)		4.19	7-15-2022	1,260,000	309,598
Mexico (MXN)		7.75	11-13-2042	9,840,000	404,114
Netherlands Government Bond (EUR) 144A		2.50	1-15-2033	290,000	407,025
New Zealand Government Bond (NZD)		3.00	4-15-2020	150,000	104,846
Norway (NOK) 144A		1.75	2-17-2027	770,000	89,589
Poland (PLN)		2.50	7-25-2027	1,230,000	313,293
Republic of Austria (EUR) 144A		0.50	4-20-2027	370,000	420,481
Russia Government Bond (RUB)		7.00	12-15-2021	14,030,000	203,435
Singapore (SGD)		2.75	4-1-2042	290,000	211,999
Spain Government Bond (EUR)		1.15	7-30-2020	360,000	417,101
Sweden Government Bond Series 1053 (SEK)		3.50	3-30-2039	2,620,000	408,188
Switzerland Bond (CHF)		0.50	6-28-2045	100,000	100,606
Thailand Government Bond (THB)		4.00	6-17-2066	2,160,000	70,687
Thailand Government Bond (THB)		4.68	6-29-2044	3,400,000	129,447
United Kingdom Gilt (GBP)		1.25	7-22-2027	190,000	242,318
United Kingdom Gilt (GBP)		4.25	12-7-2027	360,000	577,440

Total Foreign Government Bonds (Cost $10,463,728)					10,402,812

		Yield		Shares

Short-Term Investments : 0.61%

Investment Companies : 0.61%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13%		64,346	64,346

Total Short-Term Investments (Cost $64,346)					64,346

Total investments in securities (Cost $10,528,074)	99.97%				10,467,158
Other assets and liabilities, net	0.03				3,193

Total net assets	100.00%				$10,470,351

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish Krone
EUR	Euro
GBP	Great British pound
JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo International Government Bond Portfolio

MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht

2

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses

415,000 AUD	299,324 USD	State Street Bank	12/6/2018	$4,010	$0
145,821 USD	190,000 CAD	State Street Bank	12/6/2018	2,810	0
50,678 USD	1,120,000 CZK	State Street Bank	12/6/2018	1,882	0
1,525,000 DKK	239,428 USD	State Street Bank	12/6/2018	0	(8,066)
25,000 EUR	29,244 USD	State Street Bank	12/6/2018	0	(937)
81,900,000 JPY	742,199 USD	State Street Bank	12/6/2018	0	(20,610)
95,713 USD	1,860,000 MXN	State Street Bank	12/6/2018	4,359	0
99,141 USD	150,000 NZD	State Street Bank	12/6/2018	0	(3,973)
115,000 NOK	13,807 USD	State Street Bank	12/6/2018	0	(425)
74,550 USD	275,000 PLN	State Street Bank	12/6/2018	2,008	0
439,765 USD	340,000 GBP	State Street Bank	12/6/2018	6,483	0
102,280 USD	140,000 SGD	State Street Bank	12/6/2018	230	0
450,000 SEK	49,753 USD	State Street Bank	12/6/2018	0	(314)
103,940 USD	100,000 CHF	State Street Bank	12/6/2018	3,828	0
105,678 USD	3,450,000 THB	State Street Bank	12/6/2018	771	0
175,904 USD	730,000 MYR	State Street Bank	12/12/2018	1,477	0
37,215 USD	155,000 MYR	State Street Bank	12/12/2018	179	0
159,773 USD	11,000,000 RUB	State Street Bank	12/12/2018	0	(4,237)
340,000,000 KRW	305,481 USD	State Street Bank	12/12/2018	0	(2,119)

				$28,037	$(40,681)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	41,773	1,239,823	1,217,250	64,346	$64,346	0.61%

Wells Fargo International Government Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Portfolio is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign government bonds	$0	$10,402,812	$0	$10,402,812
Short-term investments
Investment companies	64,346	0	0	64,346

	64,346	10,402,812	$0	10,467,158
Forward foreign currency contracts	0	28,037	0	28,037

Total assets	$64,346	$10,430,849	$0	$10,495,195

Liabilities
Forward foreign currency contracts	$0	$40,681	$0	$40,681

Total liabilities	$0	$40,681	$0	$40,681

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 81.58%

Communication Services : 4.21%

Diversified Telecommunication Services : 0.72%
AT&T Incorporated	3.00%	2-15-2022	$200,000	$195,328
AT&T Incorporated	4.30	12-15-2042	350,000	289,904
AT&T Incorporated	4.50	5-15-2035	230,000	203,822
AT&T Incorporated	5.00	3-1-2021	200,000	205,503
AT&T Incorporated	6.00	8-15-2040	280,000	282,408
Verizon Communications Incorporated	3.85	11-1-2042	260,000	217,957
Verizon Communications Incorporated	4.67	3-15-2055	655,000	589,250
Verizon Communications Incorporated	4.75	11-1-2041	350,000	330,062

				2,314,234

Entertainment : 0.81%
Viacom Incorporated	4.25	9-1-2023	180,000	180,969
Viacom Incorporated	4.38	3-15-2043	386,000	313,179
Viacom Incorporated	4.50	3-1-2021	350,000	356,034
Viacom Incorporated	5.50	5-15-2033	140,000	144,276
Viacom Incorporated	5.85	9-1-2043	87,000	86,343
Viacom Incorporated	6.88	4-30-2036	238,000	258,539
Walt Disney Company	2.55	2-15-2022	175,000	170,812
Walt Disney Company	2.75	8-16-2021	350,000	345,406
Walt Disney Company	3.00	2-13-2026	350,000	334,124
Walt Disney Company	4.13	12-1-2041	175,000	167,409
Walt Disney Company	4.13	6-1-2044	245,000	237,516

				2,594,607

Interactive Media & Services : 0.14%
Alphabet Incorporated	3.38	2-25-2024	87,000	86,724
Alphabet Incorporated	3.63	5-19-2021	350,000	354,977

				441,701

Media : 2.43%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	255,981
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	357,176
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	413,038
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	247,172
CBS Corporation	3.70	8-15-2024	350,000	337,886
CBS Corporation	4.85	7-1-2042	140,000	130,155
CBS Corporation	4.90	8-15-2044	350,000	320,444
Charter Communications Operating LLC	3.58	7-23-2020	200,000	199,244
Charter Communications Operating LLC	4.46	7-23-2022	400,000	400,639
Charter Communications Operating LLC	4.91	7-23-2025	400,000	398,218
Comcast Corporation	2.35	1-15-2027	210,000	183,961
Comcast Corporation	3.13	7-15-2022	350,000	345,319
Comcast Corporation	4.40	8-15-2035	210,000	200,709
Comcast Corporation	4.65	7-15-2042	384,000	370,845
Comcast Corporation	4.75	3-1-2044	262,000	254,196
Discovery Communications LLC	3.30	5-15-2022	175,000	171,018
Discovery Communications LLC	3.95	3-20-2028	400,000	372,028
Discovery Communications LLC	4.38	6-15-2021	210,000	212,807
Discovery Communications LLC	6.35	6-1-2040	175,000	186,059
Omnicom Group Incorporated	3.63	5-1-2022	175,000	172,001
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	210,011
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	173,634
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	178,493
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	188,511
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	304,480
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	245,325
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	200,383
Time Warner Entertainment Company LP	3.40	6-15-2022	70,000	68,913
Time Warner Entertainment Company LP	4.75	3-29-2021	350,000	358,354
Time Warner Entertainment Company LP	4.90	6-15-2042	36,000	31,502

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Entertainment Company LP	8.38%	7-15-2033	$210,000	$254,300

				7,742,802

Wireless Telecommunication Services : 0.11%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	344,065

Consumer Discretionary : 5.43%

Auto Components : 0.09%
Lear Corporation	5.25	1-15-2025	297,000	304,074

Automobiles : 0.87%
American Honda Finance Corporation	1.65	7-12-2021	500,000	478,358
American Honda Finance Corporation	2.90	2-16-2024	200,000	191,701
Ford Motor Company	7.45	7-16-2031	700,000	720,049
General Motors Company	6.25	10-2-2043	175,000	160,419
General Motors Company	6.60	4-1-2036	350,000	339,157
Toyota Motor Credit Corporation	1.95	4-17-2020	300,000	295,686
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	293,418
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	298,981

				2,777,769

Diversified Consumer Services : 0.07%
President and Fellows of Harvard College	4.88	10-15-2040	210,000	236,998

Hotels, Restaurants & Leisure : 0.99%
Marriott International Incorporated	3.38	10-15-2020	117,000	116,419
Marriott International Incorporated	3.75	3-15-2025	500,000	479,219
McDonald’s Corporation	2.63	1-15-2022	250,000	243,206
McDonald’s Corporation	3.38	5-26-2025	245,000	236,997
McDonald’s Corporation	3.50	7-15-2020	140,000	141,165
McDonald’s Corporation	3.63	5-20-2021	70,000	70,380
McDonald’s Corporation	3.70	2-15-2042	350,000	293,558
McDonald’s Corporation	4.60	5-26-2045	175,000	166,361
McDonald’s Corporation	6.30	10-15-2037	210,000	243,989
Starbucks Corporation	3.80	8-15-2025	1,100,000	1,082,163
Starbucks Corporation	4.30	6-15-2045	105,000	93,503

				3,166,960

Household Durables : 0.56%
D.R. Horton Incorporated	4.00	2-15-2020	231,000	231,277
Newell Brands Incorporated	4.20	4-1-2026	525,000	500,330
Newell Brands Incorporated	5.38	4-1-2036	200,000	186,754
Newell Brands Incorporated	5.50	4-1-2046	225,000	203,373
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	355,566
Whirlpool Corporation	4.00	3-1-2024	87,000	86,206
Whirlpool Corporation	4.70	6-1-2022	140,000	144,394
Whirlpool Corporation	4.85	6-15-2021	70,000	71,478

				1,779,378

Internet & Direct Marketing Retail : 0.64%
Amazon.com Incorporated	2.60	12-5-2019	280,000	278,721
Amazon.com Incorporated	4.05	8-22-2047	400,000	376,468
Amazon.com Incorporated	4.25	8-22-2057	400,000	375,065
Amazon.com Incorporated	4.95	12-5-2044	300,000	321,918
eBay Incorporated	3.25	10-15-2020	140,000	139,593
eBay Incorporated	4.00	7-15-2042	175,000	129,840
Expedia Incorporated	4.50	8-15-2024	70,000	69,064
QVC Incorporated	4.38	3-15-2023	210,000	203,899
QVC Incorporated	5.13	7-2-2022	140,000	141,830

				2,036,398

2

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Leisure Products : 0.04%
Hasbro Incorporated	6.35%	3-15-2040	$108,000	$114,160

Multiline Retail : 0.71%
Dollar General Corporation	3.25	4-15-2023	245,000	237,614
Kohl’s Corporation	3.25	2-1-2023	105,000	101,387
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	138,376
Nordstrom Incorporated	4.00	10-15-2021	175,000	176,384
Nordstrom Incorporated	4.75	5-1-2020	94,000	95,635
Nordstrom Incorporated	5.00	1-15-2044	70,000	60,740
Target Corporation	2.50	4-15-2026	1,200,000	1,099,659
Target Corporation	2.90	1-15-2022	175,000	173,515
Target Corporation	3.63	4-15-2046	210,000	178,551

				2,261,861

Specialty Retail : 1.32%
AutoZone Incorporated	2.88	1-15-2023	175,000	168,228
AutoZone Incorporated	3.13	7-15-2023	105,000	101,614
AutoZone Incorporated	4.00	11-15-2020	140,000	141,123
Home Depot Incorporated	3.50	9-15-2056	260,000	211,383
Home Depot Incorporated	3.75	2-15-2024	350,000	353,718
Home Depot Incorporated	3.95	9-15-2020	280,000	283,268
Home Depot Incorporated	4.20	4-1-2043	280,000	269,907
Home Depot Incorporated	4.40	4-1-2021	350,000	358,814
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	318,249
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	138,006
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	105,869
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	177,470
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	162,284
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	378,921
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	105,788
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	107,808
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	31,752
TJX Companies Incorporated	2.75	6-15-2021	350,000	344,512
Unilever Capital Corporation	2.00	7-28-2026	500,000	439,320

				4,198,034

Textiles, Apparel & Luxury Goods : 0.14%
Nike Incorporated	2.25	5-1-2023	70,000	66,906
Nike Incorporated	3.63	5-1-2043	70,000	62,239
Nike Incorporated	3.88	11-1-2045	350,000	324,208

				453,353

Consumer Staples : 7.34%

Beverages : 2.09%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	174,125
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	218,926
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	475,289
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	201,035
Constellation Brands Incorporated	3.50	5-9-2027	500,000	462,016
Constellation Brands Incorporated	3.75	5-1-2021	98,000	98,061
Constellation Brands Incorporated	4.25	5-1-2023	360,000	361,949
Diageo Investment Corporation	7.45	4-15-2035	105,000	141,662
Maple Escrow Subsidiary Incorporated 144A	3.55	5-25-2021	1,100,000	1,090,028
Molson Coors Brewing Company	2.10	7-15-2021	260,000	249,155
Molson Coors Brewing Company	5.00	5-1-2042	650,000	608,569
PepsiCo Incorporated	2.75	3-5-2022	259,000	254,298
PepsiCo Incorporated	3.00	8-25-2021	175,000	174,741
PepsiCo Incorporated	3.60	8-13-2042	285,000	257,891
PepsiCo Incorporated	4.00	3-5-2042	175,000	166,291
PepsiCo Incorporated	4.25	10-22-2044	140,000	138,578
PepsiCo Incorporated	4.50	1-15-2020	140,000	142,306
PepsiCo Incorporated	5.50	1-15-2040	210,000	243,512
The Coca-Cola Company	2.50	4-1-2023	245,000	237,110

3

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
The Coca-Cola Company	2.55%	6-1-2026	$500,000	$463,103
The Coca-Cola Company	2.88	10-27-2025	200,000	189,902
The Coca-Cola Company	3.20	11-1-2023	280,000	277,753
The Coca-Cola Company	3.30	9-1-2021	49,000	49,218

				6,675,518

Food & Staples Retailing : 1.40%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	345,531
Sysco Corporation	3.30	7-15-2026	200,000	187,897
Sysco Corporation	5.38	9-21-2035	200,000	211,774
The Kroger Company	3.40	4-15-2022	175,000	172,630
The Kroger Company	3.85	8-1-2023	175,000	173,931
The Kroger Company	5.00	4-15-2042	175,000	162,653
The Kroger Company	5.15	8-1-2043	105,000	100,397
The Kroger Company	6.90	4-15-2038	210,000	241,762
The Kroger Company	7.50	4-1-2031	342,000	413,811
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	272,297
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	266,738
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	359,541
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	189,675
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	215,546
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	80,415
Walgreen Company	4.40	9-15-2042	350,000	305,446
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	491,575
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	275,644

				4,467,263

Food Products : 1.95%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	383,068
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	177,683
Campbell Soup Company	2.50	8-2-2022	85,000	80,103
ConAgra Brands Incorporated	4.60	11-1-2025	200,000	198,862
ConAgra Brands Incorporated	4.85	11-1-2028	600,000	595,898
ConAgra Brands Incorporated	8.25	9-15-2030	84,000	108,482
General Mills Incorporated	3.65	2-15-2024	175,000	172,313
General Mills Incorporated	4.20	4-17-2028	1,100,000	1,060,633
General Mills Incorporated	5.40	6-15-2040	241,000	241,068
Hershey Company	4.13	12-1-2020	350,000	355,707
J.M. Smucker Company	3.50	10-15-2021	210,000	208,186
Kellogg Company	4.00	12-15-2020	155,000	156,840
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	395,050
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	442,336
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	243,926
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	82,585
Tyson Foods Incorporated	4.50	6-15-2022	350,000	357,423
Tyson Foods Incorporated	4.88	8-15-2034	175,000	167,553
Unilever Capital Corporation	4.25	2-10-2021	300,000	305,966
Unilever Capital Corporation	5.90	11-15-2032	410,000	491,395

				6,225,077

Household Products : 0.64%
Clorox Company	3.05	9-15-2022	113,000	110,772
Clorox Company	3.50	12-15-2024	140,000	137,319
Colgate-Palmolive Company	2.30	5-3-2022	350,000	338,511
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	100,092
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	195,048
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	178,624
The Proctor & Gamble Company	2.15	8-11-2022	1,000,000	963,480

				2,023,846

Personal Products : 0.05%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	167,751

4

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco : 1.21%
Altria Group Incorporated	2.63%	1-14-2020	$280,000	$277,353
Altria Group Incorporated	4.00	1-31-2024	62,000	61,940
Altria Group Incorporated	4.25	8-9-2042	350,000	300,648
Altria Group Incorporated	4.50	5-2-2043	175,000	156,315
Altria Group Incorporated	4.75	5-5-2021	590,000	601,955
Philip Morris International Incorporated	2.50	8-22-2022	175,000	167,015
Philip Morris International Incorporated	2.63	2-18-2022	400,000	386,116
Philip Morris International Incorporated	2.63	3-6-2023	122,000	116,035
Philip Morris International Incorporated	3.25	11-10-2024	210,000	203,131
Philip Morris International Incorporated	4.13	3-4-2043	210,000	186,870
Philip Morris International Incorporated	4.25	11-10-2044	210,000	187,999
Philip Morris International Incorporated	4.50	3-20-2042	140,000	131,025
Reynolds American Incorporated	4.00	6-12-2022	280,000	277,261
Reynolds American Incorporated	4.45	6-12-2025	350,000	340,251
Reynolds American Incorporated	5.70	8-15-2035	210,000	210,281
Reynolds American Incorporated	6.15	9-15-2043	87,000	88,380
Reynolds American Incorporated	7.25	6-15-2037	140,000	159,448

				3,852,023

Energy : 7.64%

Energy Equipment & Services : 0.36%
Halliburton Company	3.25	11-15-2021	140,000	138,376
Halliburton Company	3.50	8-1-2023	350,000	342,732
Halliburton Company	3.80	11-15-2025	350,000	337,080
Halliburton Company	4.50	11-15-2041	175,000	156,898
Halliburton Company	4.75	8-1-2043	175,000	162,368

				1,137,454

Oil, Gas & Consumable Fuels : 7.28%
Anadarko Finance Company	7.50	5-1-2031	227,000	263,341
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	166,828
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	363,123
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	219,975
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	170,063
Apache Corporation	3.25	4-15-2022	253,000	246,708
Apache Corporation	5.10	9-1-2040	402,000	359,675
Apache Corporation	5.25	2-1-2042	70,000	63,815
Apache Corporation	6.00	1-15-2037	350,000	363,079
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	67,763
Buckeye Partners LP	4.15	7-1-2023	175,000	170,365
Buckeye Partners LP	4.88	2-1-2021	392,000	397,427
Chevron Corporation	2.10	5-16-2021	260,000	252,803
Chevron Corporation	2.36	12-5-2022	525,000	502,073
Chevron Corporation	2.42	11-17-2020	350,000	345,545
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	145,609
ConocoPhillips Company	4.30	11-15-2044	210,000	200,888
ConocoPhillips Company	4.95	3-15-2026	350,000	369,780
ConocoPhillips Company	5.90	10-15-2032	175,000	200,848
ConocoPhillips Company	6.95	4-15-2029	210,000	254,191
Devon Energy Corporation	4.00	7-15-2021	140,000	140,021
Devon Energy Corporation	7.95	4-15-2032	150,000	178,125
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	60,518
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	137,610
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	228,436
Energy Transfer Partners LP	3.60	2-1-2023	210,000	202,625
Energy Transfer Partners LP	4.75	1-15-2026	280,000	271,043
Energy Transfer Partners LP	4.90	2-1-2024	210,000	210,750
Energy Transfer Partners LP	5.95	10-1-2043	140,000	130,581
Energy Transfer Partners LP	7.50	7-1-2038	70,000	76,447
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	239,497
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	315,902
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	262,678
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	142,613

5

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	5.70%	2-15-2042	$140,000	$147,652
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	75,240
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	86,384
EOG Resources Incorporated	3.90	4-1-2035	140,000	129,777
EOG Resources Incorporated	4.10	2-1-2021	140,000	141,390
EOG Resources Incorporated	4.40	6-1-2020	210,000	212,830
EQT Corporation	4.88	11-15-2021	210,000	212,302
Exxon Mobil Corporation	2.71	3-6-2025	350,000	330,834
Exxon Mobil Corporation	3.57	3-6-2045	350,000	308,942
Exxon Mobil Corporation	4.11	3-1-2046	800,000	774,285
Hess Corporation	7.30	8-15-2031	269,000	296,708
Hess Corporation	7.88	10-1-2029	196,000	218,351
Kerr-McGee Corporation	6.95	7-1-2024	140,000	155,324
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	169,734
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	207,900
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	157,018
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	141,146
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	89,113
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	199,391
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	70,524
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	137,914
Marathon Oil Corporation	3.85	6-1-2025	245,000	229,433
Marathon Oil Corporation	5.20	6-1-2045	140,000	131,631
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	336,322
Marathon Petroleum Corporation 144A	4.50	4-1-2048	600,000	512,500
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	24,635
MPLX LP	4.70	4-15-2048	500,000	426,779
MPLX LP	4.88	6-1-2025	200,000	201,170
MPLX LP	5.20	3-1-2047	220,000	198,439
NextEra Energy Capital	4.50	6-1-2021	140,000	142,531
Noble Energy Incorporated	3.90	11-15-2024	210,000	200,897
Noble Energy Incorporated	4.15	12-15-2021	350,000	349,752
Occidental Petroleum Corporation	3.00	2-15-2027	200,000	187,298
Occidental Petroleum Corporation	3.50	6-15-2025	610,000	595,479
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	326,475
Occidental Petroleum Corporation	4.40	4-15-2046	200,000	189,478
ONEOK Incorporated	4.00	7-13-2027	900,000	847,033
ONEOK Partners LP	3.38	10-1-2022	350,000	339,343
Phillips 66	4.30	4-1-2022	500,000	507,929
Phillips 66	4.65	11-15-2034	140,000	134,625
Phillips 66	5.88	5-1-2042	400,000	430,163
Plains All American Pipeline LP	2.60	12-15-2019	140,000	138,456
Plains All American Pipeline LP	3.60	11-1-2024	210,000	197,527
Plains All American Pipeline LP	3.85	10-15-2023	350,000	335,791
Plains All American Pipeline LP	4.90	2-15-2045	175,000	148,569
Plains All American Pipeline LP	5.00	2-1-2021	140,000	142,354
Plains All American Pipeline LP	6.65	1-15-2037	140,000	143,688
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	253,820
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	398,971
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	208,450
Spectra Energy Partners LP	4.75	3-15-2024	245,000	248,645
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	134,199
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	87,404
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	121,580
TC Pipelines LP	4.65	6-15-2021	210,000	212,382
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	198,021
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	266,406
Valero Energy Corporation	6.13	2-1-2020	45,000	46,284
Valero Energy Corporation	7.50	4-15-2032	210,000	254,791
Western Gas Partners LP	4.00	7-1-2022	280,000	275,229
Williams Partners LP	3.35	8-15-2022	175,000	169,678
Williams Partners LP	4.13	11-15-2020	210,000	210,703
Williams Partners LP	5.25	3-15-2020	448,000	456,100
Williams Partners LP	6.30	4-15-2040	273,000	284,188

				23,228,652

6

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials : 17.03%

Banks : 6.48%
ABB Finance (USA) Incorporated	4.38%	5-8-2042	$26,000	$25,320
Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	242,578
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	290,038
Australia & New Zealand Banking Group Limited	2.63	11-9-2022	250,000	240,040
Bank of America Corporation	3.25	10-21-2027	525,000	482,515
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	172,273
Bank of America Corporation	4.18	11-25-2027	560,000	535,479
Bank of America Corporation	4.25	10-22-2026	280,000	271,320
Bank of America Corporation	5.88	1-5-2021	350,000	366,532
Bank One Corporation	7.63	10-15-2026	168,000	200,968
BB&T Corporation	2.05	5-10-2021	210,000	203,202
BB&T Corporation	2.45	1-15-2020	200,000	198,202
BB&T Corporation	2.85	10-26-2024	500,000	473,483
BB&T Corporation	3.80	10-30-2026	400,000	391,555
Citigroup Incorporated	2.75	4-25-2022	200,000	192,358
Citigroup Incorporated	3.88	3-26-2025	300,000	288,561
Citigroup Incorporated	4.45	9-29-2027	525,000	507,064
Citigroup Incorporated	4.60	3-9-2026	200,000	196,611
Citigroup Incorporated	4.65	7-30-2045	300,000	285,564
Citigroup Incorporated	4.75	5-18-2046	300,000	275,951
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	195,434
City National Corporation	5.25	9-15-2020	140,000	144,922
Discover Bank	3.10	6-4-2020	500,000	495,149
Discover Bank	4.20	8-8-2023	310,000	307,574
Discover Bank	4.25	3-13-2026	250,000	242,274
Fifth Third Bank	2.25	6-14-2021	200,000	193,904
Fifth Third Bank	2.88	10-1-2021	300,000	294,569
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,361,879
HSBC Bank USA NA	5.00	9-27-2020	350,000	356,551
HSBC Bank USA NA	5.63	8-15-2035	225,000	243,416
Huntington Bancshares Incorporated	2.30	1-14-2022	500,000	477,557
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,111
Huntington National Bank	2.38	3-10-2020	855,000	844,768
JPMorgan Chase & Company	2.95	10-1-2026	525,000	477,590
JPMorgan Chase & Company	3.20	1-25-2023	200,000	195,581
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	400,000	343,232
JPMorgan Chase & Company	4.13	12-15-2026	500,000	486,931
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	218,511
Key Bank NA	2.40	6-9-2022	1,300,000	1,248,327
Key Bank NA	3.18	10-15-2027	250,000	246,113
KeyCorp	5.10	3-24-2021	300,000	310,317
National Australia Bank	2.63	1-14-2021	500,000	491,139
People’s United Financial Incorporated	3.65	12-6-2022	105,000	104,056
PNC Bank NA	2.15	4-29-2021	250,000	241,658
PNC Bank NA	2.95	1-30-2023	300,000	290,037
PNC Bank NA	3.30	10-30-2024	500,000	489,817
PNC Bank NA	3.80	7-25-2023	300,000	297,818
PNC Bank NA	4.20	11-1-2025	250,000	253,160
PNC Funding Corporation	5.13	2-8-2020	105,000	107,140
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	338,981
SunTrust Banks Incorporated	3.30	5-15-2026	1,800,000	1,690,141
UnionBanCal Corporation	3.50	6-18-2022	140,000	139,424
US Bancorp	2.38	7-22-2026	190,000	170,217
US Bancorp	3.00	3-15-2022	350,000	345,040
US Bancorp	3.10	4-27-2026	500,000	468,123
US Bancorp	3.60	9-11-2024	350,000	343,524
US Bancorp	4.13	5-24-2021	350,000	356,155

				20,668,754

Capital Markets : 3.59%
AGL Capital Corporation	4.40	6-1-2043	140,000	128,626
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	353,601
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	215,294
Ares Capital Corporation	3.88	1-15-2020	280,000	280,639
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	343,314

7

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Bank of New York Mellon Corporation	2.95%	1-29-2023	$300,000	$291,790
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	287,572
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	419,888
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	351,361
Charles Schwab Corporation	4.45	7-22-2020	140,000	142,616
CME Group Incorporated	4.15	6-15-2048	200,000	191,968
Deutsche Bank AG	3.15	1-22-2021	200,000	192,892
Goldman Sachs Group Incorporated (3 Month LIBOR +1.51%) ±	3.69	6-5-2028	700,000	647,923
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	334,343
Goldman Sachs Group Incorporated	4.25	10-21-2025	700,000	675,387
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	225,968
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	345,860
Intercontinental Exchange Incorporated	4.00	10-15-2023	140,000	142,263
Jefferies Group Incorporated	5.13	1-20-2023	175,000	179,556
Jefferies Group Incorporated	6.25	1-15-2036	105,000	103,678
Jefferies Group Incorporated	6.45	6-8-2027	105,000	110,550
Jefferies Group Incorporated	6.88	4-15-2021	105,000	111,771
Legg Mason Incorporated	4.75	3-15-2026	190,000	192,009
Moody’s Corporation	4.50	9-1-2022	175,000	178,890
Moody’s Corporation	5.25	7-15-2044	210,000	222,213
Morgan Stanley	3.88	1-27-2026	400,000	385,636
Morgan Stanley	4.30	1-27-2045	350,000	318,077
Morgan Stanley	5.00	11-24-2025	200,000	202,778
Morgan Stanley	6.25	8-9-2026	300,000	330,143
Morgan Stanley	7.25	4-1-2032	329,000	409,251
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	358,563
Northern Trust Corporation	3.45	11-4-2020	350,000	351,202
Northern Trust Corporation	3.95	10-30-2025	175,000	175,979
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	92,413
S&P Global Incorporated	4.00	6-15-2025	227,000	227,072
State Street Corporation	2.65	5-19-2026	400,000	367,621
State Street Corporation	3.70	11-20-2023	1,300,000	1,298,563
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	136,273
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	143,334

				11,466,877

Consumer Finance : 2.67%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	242,441
American Express Company	2.50	8-1-2022	600,000	572,411
American Express Company	2.65	12-2-2022	402,000	384,083
American Express Credit Corporation	2.25	5-5-2021	200,000	193,869
American Express Credit Corporation	2.38	5-26-2020	175,000	172,482
American Honda Finance Corporation	2.00	2-14-2020	360,000	355,025
American Honda Finance Corporation	3.45	7-14-2023	200,000	198,987
Capital One Bank USA NA	3.38	2-15-2023	500,000	479,841
Capital One Financial Corporation	3.75	7-28-2026	525,000	477,024
Capital One Financial Corporation	3.75	3-9-2027	330,000	304,767
Capital One Financial Corporation	4.75	7-15-2021	315,000	322,334
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	249,671
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	195,268
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	176,378
Discover Financial Services	3.95	11-6-2024	700,000	683,283
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	180,535
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	266,633
Ford Motor Credit Company LLC	5.75	2-1-2021	200,000	203,840
General Motors Financial Company Incorporated	3.15	1-15-2020	350,000	347,614
General Motors Financial Company Incorporated	3.70	5-9-2023	180,000	171,393
John Deere Capital Corporation	2.80	1-27-2023	350,000	339,418
John Deere Capital Corporation	3.90	7-12-2021	210,000	212,343
Synchrony Financial	3.70	8-4-2026	200,000	170,318
Synchrony Financial	3.95	12-1-2027	1,200,000	1,013,402
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	245,646
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	357,445

				8,516,451

8

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services : 0.79%
Berkshire Hathaway Incorporated	2.75%	3-15-2023	$425,000	$411,865
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	73,725
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	501,214
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	175,028
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	275,120
Block Financial LLC	5.50	11-1-2022	140,000	144,173
National Rural Utilities Cooperative Finance Corporation	3.25	11-1-2025	300,000	291,001
National Rural Utilities Cooperative Finance Corporation	3.40	2-7-2028	300,000	288,452
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	141,580
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	170,625
TECO Finance Incorporated	5.15	3-15-2020	45,000	45,896

				2,518,679

Insurance : 3.50%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	270,742
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	191,981
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	342,528
Alleghany Corporation	5.63	9-15-2020	70,000	72,332
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	146,370
American International Group Incorporated	4.50	7-16-2044	300,000	259,967
American International Group Incorporated	4.75	4-1-2048	600,000	539,546
American International Group Incorporated	4.88	6-1-2022	600,000	615,588
American International Group Incorporated	6.40	12-15-2020	200,000	210,267
Aon Corporation	6.25	9-30-2040	70,000	81,459
Arch Capital Group Limited	5.14	11-1-2043	147,000	148,973
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	149,881
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	176,953
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	200,299
Chubb Corporation	6.00	5-11-2037	196,000	229,379
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	196,089
Chubb INA Holdings Incorporated	4.35	11-3-2045	700,000	685,012
CNA Financial Corporation	5.88	8-15-2020	350,000	361,947
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	27,226
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	175,135
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	58,114
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	201,271
Lincoln National Corporation	4.00	9-1-2023	175,000	176,169
Lincoln National Corporation	4.85	6-24-2021	56,000	57,382
Lincoln National Corporation	6.25	2-15-2020	210,000	216,598
Loews Corporation	2.63	5-15-2023	105,000	100,236
Loews Corporation	4.13	5-15-2043	140,000	126,929
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	215,721
MetLife Incorporated	3.05	12-15-2022	190,000	185,659
MetLife Incorporated	4.13	8-13-2042	210,000	191,542
MetLife Incorporated	4.37	9-15-2023	400,000	410,068
MetLife Incorporated	4.72	12-15-2044	175,000	173,334
MetLife Incorporated	4.75	2-8-2021	525,000	538,577
MetLife Incorporated	6.38	6-15-2034	196,000	232,678
MetLife Incorporated	6.40	12-15-2036	200,000	202,000
MetLife Incorporated	6.50	12-15-2032	140,000	169,838
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	172,925
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	135,200
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	166,378
Progressive Corporation	6.25	12-1-2032	52,000	62,990
Prudential Financial Incorporated	3.91	12-7-2047	155,000	133,239
Prudential Financial Incorporated	3.94	12-7-2049	200,000	172,708
Prudential Financial Incorporated	4.50	11-16-2021	175,000	179,351
Prudential Financial Incorporated	4.60	5-15-2044	350,000	336,479
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	167,125
Prudential Financial Incorporated	5.75	7-15-2033	350,000	392,810
Prudential Financial Incorporated	6.63	12-1-2037	45,000	54,322
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	43,375
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	92,616
Travelers Companies Incorporated	5.35	11-1-2040	245,000	272,846
Travelers Companies Incorporated	6.25	6-15-2037	255,000	308,925

9

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
WR Berkley Corporation	5.38%	9-15-2020	$140,000	$143,867

				11,172,946

Health Care : 10.91%

Biotechnology : 2.04%
AbbVie Incorporated	2.30	5-14-2021	350,000	337,861
AbbVie Incorporated	2.50	5-14-2020	250,000	246,322
AbbVie Incorporated	3.20	5-14-2026	420,000	386,177
AbbVie Incorporated	4.30	5-14-2036	245,000	218,989
AbbVie Incorporated	4.45	5-14-2046	200,000	172,498
Amgen Incorporated	3.63	5-15-2022	200,000	199,223
Amgen Incorporated	3.63	5-22-2024	350,000	343,115
Amgen Incorporated	3.88	11-15-2021	200,000	201,570
Amgen Incorporated	4.50	3-15-2020	45,000	45,647
Amgen Incorporated	4.95	10-1-2041	320,000	317,184
Amgen Incorporated	5.75	3-15-2040	56,000	61,535
Amgen Incorporated	6.40	2-1-2039	175,000	205,457
Baxalta Incorporated	4.00	6-23-2025	455,000	438,560
Baxalta Incorporated	5.25	6-23-2045	280,000	275,788
Celgene Corporation	3.25	8-15-2022	350,000	340,222
Celgene Corporation	3.63	5-15-2024	350,000	339,504
Celgene Corporation	3.88	8-15-2025	175,000	167,939
Celgene Corporation	3.95	10-15-2020	140,000	141,332
Celgene Corporation	4.00	8-15-2023	175,000	174,163
Celgene Corporation	4.63	5-15-2044	240,000	208,745
Genzyme Corporation	5.00	6-15-2020	140,000	143,855
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	340,021
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	347,367
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	187,846
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	337,045
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	341,213

				6,519,178

Health Care Equipment & Supplies : 1.51%
Abbott Laboratories	4.90	11-30-2046	700,000	723,034
Abbott Laboratories	5.30	5-27-2040	175,000	187,970
Abbott Laboratories	6.00	4-1-2039	105,000	120,375
Abbott Laboratories	6.15	11-30-2037	166,000	193,535
Becton Dickinson & Company	2.89	6-6-2022	500,000	481,915
Becton Dickinson & Company	3.13	11-8-2021	210,000	206,871
Becton Dickinson & Company	3.25	11-12-2020	245,000	242,997
Boston Scientific Corporation	3.85	5-15-2025	200,000	194,940
Boston Scientific Corporation	6.00	1-15-2020	245,000	251,593
Boston Scientific Corporation	7.38	1-15-2040	210,000	266,914
Medtronic Incorporated	2.50	3-15-2020	220,000	218,156
Medtronic Incorporated	3.15	3-15-2022	350,000	344,967
Medtronic Incorporated	3.50	3-15-2025	600,000	587,512
Medtronic Incorporated	4.63	3-15-2044	175,000	176,879
Stryker Corporation	4.10	4-1-2043	175,000	156,437
Stryker Corporation	4.38	1-15-2020	105,000	106,561
Stryker Corporation	4.63	3-15-2046	350,000	343,683

				4,804,339

Health Care Providers & Services : 3.95%
Aetna Incorporated	4.13	6-1-2021	340,000	342,584
Aetna Incorporated	4.13	11-15-2042	175,000	151,143
Aetna Incorporated	4.50	5-15-2042	200,000	182,238
Aetna Incorporated	4.75	3-15-2044	400,000	378,647
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	208,725
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	146,789
Anthem Incorporated	4.38	12-1-2047	200,000	179,490
Cardinal Health Incorporated	2.62	6-15-2022	400,000	381,342
Cardinal Health Incorporated	3.50	11-15-2024	350,000	332,513
Cardinal Health Incorporated	4.37	6-15-2047	600,000	496,970

10

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Catholic Health Initiatives	4.35%	11-1-2042	$175,000	$153,084
CIGNA Corporation	4.00	2-15-2022	175,000	176,204
CIGNA Corporation	4.50	3-15-2021	70,000	71,217
CIGNA Corporation	5.13	6-15-2020	150,000	153,639
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	418,381
CVS Caremark Corporation	2.75	12-1-2022	350,000	331,977
CVS Caremark Corporation	5.30	12-5-2043	210,000	209,414
CVS Health Corporation	2.13	6-1-2021	260,000	249,644
CVS Health Corporation	3.88	7-20-2025	525,000	509,005
Express Scripts Holding Company	3.90	2-15-2022	350,000	350,340
Express Scripts Holding Company	4.80	7-15-2046	210,000	197,596
Express Scripts Holding Company	6.13	11-15-2041	175,000	188,732
Halfmoon Parent Incorporated 144A	4.90	12-15-2048	200,000	190,724
Halfmoon Parent Incorporated 144A	3.75	7-15-2023	1,100,000	1,085,223
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	337,020
Humana Incorporated	3.15	12-1-2022	210,000	204,672
Humana Incorporated	4.95	10-1-2044	350,000	351,240
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	189,864
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	337,160
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	39,006
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	105,411
McKesson Corporation	2.85	3-15-2023	140,000	133,776
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	352,312
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	114,699
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	317,677
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	168,880
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	290,043
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	289,422
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	362,685
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	202,443
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	133,111
WellPoint Incorporated	3.13	5-15-2022	350,000	342,929
WellPoint Incorporated	3.30	1-15-2023	700,000	684,746
WellPoint Incorporated	4.65	1-15-2043	315,000	298,524
WellPoint Incorporated	4.65	8-15-2044	50,000	47,407
WellPoint Incorporated	5.85	1-15-2036	200,000	216,897

				12,605,545

Life Sciences Tools & Services : 0.58%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	104,616
Life Technologies Corporation	5.00	1-15-2021	105,000	107,296
Life Technologies Corporation	6.00	3-1-2020	175,000	179,956
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	192,339
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	340,048
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	207,237
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	278,793
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	281,285
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	149,223

				1,840,793

Pharmaceuticals : 2.83%
Allergan Incorporated	2.80	3-15-2023	157,000	149,206
Allergan Incorporated	3.38	9-15-2020	350,000	348,385
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	107,733
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	148,391
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	205,199
Eli Lilly & Company	2.75	6-1-2025	70,000	66,235
Eli Lilly & Company	5.50	3-15-2027	280,000	315,321
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	134,786
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	235,806
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	900,000	1,110,795
Johnson & Johnson	2.45	3-1-2026	525,000	487,644
Johnson & Johnson	3.38	12-5-2023	300,000	304,908
Johnson & Johnson	3.70	3-1-2046	175,000	161,942
Johnson & Johnson	4.38	12-5-2033	200,000	210,769

11

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Johnson & Johnson	4.85%	5-15-2041	$140,000	$151,192
Johnson & Johnson	4.95	5-15-2033	126,000	139,289
Merck & Company Incorporated	2.35	2-10-2022	250,000	242,050
Merck & Company Incorporated	2.75	2-10-2025	270,000	258,056
Merck & Company Incorporated	3.60	9-15-2042	175,000	161,176
Merck & Company Incorporated	3.70	2-10-2045	200,000	185,886
Merck & Company Incorporated	3.88	1-15-2021	245,000	248,664
Mylan Incorporated	4.20	11-29-2023	200,000	195,554
Mylan Incorporated	5.40	11-29-2043	23,000	20,492
Mylan NV Company	3.15	6-15-2021	280,000	273,382
Novartis Capital Corporation	1.80	2-14-2020	180,000	177,252
Novartis Capital Corporation	2.40	9-21-2022	350,000	337,285
Novartis Capital Corporation	3.70	9-21-2042	175,000	161,966
Novartis Capital Corporation	4.40	4-24-2020	350,000	355,903
Pfizer Incorporated	3.40	5-15-2024	350,000	347,751
Pfizer Incorporated	4.13	12-15-2046	420,000	406,992
Pfizer Incorporated	4.30	6-15-2043	210,000	208,908
Pharmacia Corporation	6.60	12-1-2028	350,000	419,637
Schering-Plough Corporation	6.50	12-1-2033	175,000	223,322
Schering-Plough Corporation	6.55	9-15-2037	140,000	180,925
Zoetis Incorporated	4.70	2-1-2043	350,000	346,631

				9,029,433

Industrials : 8.37%

Aerospace & Defense : 2.49%
General Dynamics Corporation	2.25	11-15-2022	350,000	336,217
General Dynamics Corporation	3.50	5-15-2025	200,000	197,951
General Dynamics Corporation	3.75	5-15-2028	600,000	597,203
General Dynamics Corporation	3.88	7-15-2021	140,000	141,734
L-3 Communications Corporation	4.95	2-15-2021	350,000	358,007
Lockheed Martin Corporation	2.50	11-23-2020	260,000	255,660
Lockheed Martin Corporation	3.35	9-15-2021	175,000	174,306
Lockheed Martin Corporation	3.80	3-1-2045	350,000	311,787
Lockheed Martin Corporation	4.07	12-15-2042	229,000	212,805
Lockheed Martin Corporation	4.70	5-15-2046	350,000	357,199
Lockheed Martin Corporation	6.15	9-1-2036	122,000	143,978
Northrop Grumman Corporation	2.55	10-15-2022	400,000	382,327
Northrop Grumman Corporation	3.50	3-15-2021	210,000	210,119
Northrop Grumman Corporation	4.03	10-15-2047	400,000	359,392
Northrop Grumman Corporation	5.05	11-15-2040	70,000	72,538
Northrop Grumman Corporation	7.75	2-15-2031	210,000	274,984
Precision Castparts Corporation	2.50	1-15-2023	175,000	168,363
Precision Castparts Corporation	3.25	6-15-2025	210,000	202,516
Precision Castparts Corporation	3.90	1-15-2043	140,000	129,115
Raytheon Company	2.50	12-15-2022	245,000	236,632
Raytheon Company	7.20	8-15-2027	84,000	104,368
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	243,008
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	171,215
Textron Incorporated	4.30	3-1-2024	140,000	141,096
The Boeing Company	2.60	10-30-2025	300,000	280,806
The Boeing Company	2.80	3-1-2023	200,000	195,731
The Boeing Company	4.88	2-15-2020	428,000	436,861
The Boeing Company	5.88	2-15-2040	21,000	25,313
The Boeing Company	6.13	2-15-2033	126,000	154,385
United Technologies Corporation	3.10	6-1-2022	200,000	195,082
United Technologies Corporation	3.75	11-1-2046	200,000	166,873
United Technologies Corporation	4.05	5-4-2047	400,000	350,952
United Technologies Corporation	4.50	4-15-2020	350,000	354,970

				7,943,493

Air Freight & Logistics : 0.88%
FedEx Corporation	2.63	8-1-2022	337,000	325,983
FedEx Corporation	3.88	8-1-2042	140,000	118,015
FedEx Corporation	4.00	1-15-2024	203,000	205,771
FedEx Corporation	4.55	4-1-2046	350,000	318,445

12

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Air Freight & Logistics (continued)
FedEx Corporation	4.90%	1-15-2034	$175,000	$177,416
FedEx Corporation	5.10	1-15-2044	210,000	205,897
United Parcel Service Incorporated	2.35	5-16-2022	300,000	290,147
United Parcel Service Incorporated	2.45	10-1-2022	280,000	269,861
United Parcel Service Incorporated	3.13	1-15-2021	630,000	629,847
United Parcel Service Incorporated	6.20	1-15-2038	206,000	249,800

				2,791,182

Airlines : 0.26%
American Airlines Incorporated	3.20	12-15-2029	57,164	53,734
American Airlines Incorporated	3.38	11-1-2028	26,499	25,213
American Airlines Incorporated	4.95	7-15-2024	144,609	147,676
Continental Airlines Incorporated Series A	7.25	5-10-2021	34,136	35,081
Delta Air Lines Incorporated	6.82	2-10-2024	35,512	38,331
United Airlines Incorporated	4.00	10-11-2027	281,944	281,592
United Airlines Incorporated	4.30	2-15-2027	184,572	185,025
US Airways Group Incorporated	3.95	5-15-2027	75,427	75,509

				842,161

Building Products : 0.29%
Johnson Controls International plc	3.90	2-14-2026	500,000	484,618
Johnson Controls International plc	5.00	3-30-2020	100,000	101,817
Masco Corporation	4.38	4-1-2026	190,000	187,264
Owens Corning Incorporated	4.20	12-15-2022	149,000	147,761

				921,460

Commercial Services & Supplies : 0.33%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	69,070
Republic Services Incorporated	2.90	7-1-2026	260,000	240,560
Republic Services Incorporated	4.75	5-15-2023	210,000	218,116
Republic Services Incorporated	5.25	11-15-2021	35,000	36,733
Waste Management Incorporated	4.10	3-1-2045	350,000	330,431
Waste Management Incorporated	4.60	3-1-2021	140,000	143,129

				1,038,039

Electrical Equipment : 0.14%
Eaton Corporation	4.15	11-2-2042	350,000	318,467
Emerson Electric Company	4.25	11-15-2020	140,000	142,411

				460,878

Industrial Conglomerates : 0.63%
3M Company	3.13	9-19-2046	400,000	329,354
3M Company	3.25	2-14-2024	400,000	396,616
3M Company	5.70	3-15-2037	227,000	267,646
General Electric Capital Corporation	4.38	9-16-2020	200,000	199,225
General Electric Capital Corporation	5.88	1-14-2038	200,000	185,807
General Electric Company	4.13	10-9-2042	400,000	306,067
General Electric Company	4.50	3-11-2044	200,000	159,103
Honeywell International Incorporated	3.35	12-1-2023	140,000	140,416
Honeywell International Incorporated	4.25	3-1-2021	35,000	35,742

				2,019,976

Machinery : 0.83%
Caterpillar Incorporated	3.80	8-15-2042	105,000	94,857
Caterpillar Incorporated	4.30	5-15-2044	350,000	343,924
Caterpillar Incorporated	4.75	5-15-2064	300,000	292,611
Deere & Company	2.60	6-8-2022	350,000	338,636
Deere & Company	3.90	6-9-2042	350,000	332,154
Deere & Company	5.38	10-16-2029	210,000	234,053
Dover Corporation	5.38	10-15-2035	140,000	151,363

13

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Illinois Tool Works Incorporated	3.38%	9-15-2021	$84,000	$83,880
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	202,014
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	220,474
Parker Hannifin Corporation	3.50	9-15-2022	70,000	69,896
Parker Hannifin Corporation	6.25	5-15-2038	42,000	51,086
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	237,132

				2,652,080

Professional Services : 0.06%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	176,699

Road & Rail : 1.82%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	204,840
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	207,352
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	207,327
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	208,800
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	146,823
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	185,438
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	225,232
CSX Corporation	3.40	8-1-2024	278,000	272,876
CSX Corporation	3.70	10-30-2020	175,000	175,807
CSX Corporation	4.10	3-15-2044	280,000	251,134
CSX Corporation	4.50	8-1-2054	350,000	320,870
CSX Corporation	4.75	5-30-2042	161,000	158,244
CSX Corporation	6.00	10-1-2036	210,000	239,233
CSX Corporation	6.22	4-30-2040	140,000	161,122
Kansas City Southern	3.00	5-15-2023	51,000	48,935
Kansas City Southern	4.30	5-15-2043	140,000	127,219
Norfolk Southern Corporation	2.90	6-15-2026	250,000	233,244
Norfolk Southern Corporation	2.90	2-15-2023	400,000	387,910
Norfolk Southern Corporation	3.15	6-1-2027	300,000	282,486
Norfolk Southern Corporation	3.85	1-15-2024	140,000	140,048
Ryder System Incorporated	2.50	5-11-2020	140,000	138,226
Union Pacific Corporation	2.75	4-15-2023	200,000	193,782
Union Pacific Corporation	3.25	1-15-2025	175,000	168,155
Union Pacific Corporation	3.75	3-15-2024	140,000	139,697
Union Pacific Corporation	3.80	10-1-2051	809,000	665,696
Union Pacific Corporation	4.15	1-15-2045	175,000	158,219
Union Pacific Corporation	4.30	6-15-2042	175,000	162,795

				5,811,510

Trading Companies & Distributors : 0.64%
Air Lease Corporation	3.25	3-1-2025	200,000	184,210
Air Lease Corporation	3.63	12-1-2027	1,500,000	1,306,752
GATX Corporation	4.85	6-1-2021	70,000	71,807
International Lease Finance Corporation	8.25	12-15-2020	200,000	215,139
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	274,514

				2,052,422

Information Technology : 6.40%

Communications Equipment : 0.55%
Cisco Systems Incorporated	2.45	6-15-2020	420,000	415,707
Cisco Systems Incorporated	2.90	3-4-2021	210,000	208,764
Cisco Systems Incorporated	2.95	2-28-2026	340,000	322,236
Cisco Systems Incorporated	3.00	6-15-2022	340,000	335,123
Motorola Incorporated	3.50	3-1-2023	385,000	372,508
Motorola Incorporated	7.50	5-15-2025	84,000	94,089

				1,748,427

Electronic Equipment, Instruments & Components : 0.23%
Amphenol Corporation	4.00	2-1-2022	210,000	212,914
Avnet Incorporated	5.88	6-15-2020	70,000	72,011
Corning Incorporated	4.25	8-15-2020	175,000	177,991

14

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components (continued)
Corning Incorporated	5.75%	8-15-2040	$105,000	$111,213
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	175,187

				749,316

IT Services : 1.33%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	363,595
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	48,151
Fidelity National Information Services Incorporated	4.75	5-15-2048	300,000	276,468
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	201,095
Fiserv Incorporated	2.70	6-1-2020	280,000	276,127
Fiserv Incorporated	3.85	6-1-2025	210,000	206,140
IBM Corporation	1.88	8-1-2022	280,000	262,427
IBM Corporation	3.38	8-1-2023	210,000	205,914
IBM Corporation	4.00	6-20-2042	350,000	310,410
IBM Corporation	5.88	11-29-2032	175,000	204,749
IBM Corporation	7.00	10-30-2025	210,000	246,376
Mastercard Incorporated	3.50	2-26-2028	400,000	391,789
Total System Services Incorporated	3.75	6-1-2023	105,000	103,533
Visa Incorporated	3.15	12-14-2025	1,020,000	985,393
Western Union Company	5.25	4-1-2020	56,000	57,132
Western Union Company	6.20	11-17-2036	122,000	119,891

				4,259,190

Semiconductors & Semiconductor Equipment : 1.44%
Analog Devices Incorporated	2.88	6-1-2023	105,000	100,585
Applied Materials Incorporated	4.30	6-15-2021	210,000	214,979
Applied Materials Incorporated	5.85	6-15-2041	140,000	160,437
Broadcom Corporation	3.88	1-15-2027	1,200,000	1,084,247
Intel Corporation	2.60	5-19-2026	220,000	203,442
Intel Corporation	4.10	5-19-2046	300,000	284,736
Intel Corporation	4.10	5-11-2047	310,000	292,319
Intel Corporation	4.25	12-15-2042	175,000	169,171
Intel Corporation	4.90	7-29-2045	230,000	243,038
Lam Research Corporation	2.80	6-15-2021	350,000	343,167
Qualcomm Incorporated	2.25	5-20-2020	500,000	492,315
Qualcomm Incorporated	3.45	5-20-2025	700,000	666,654
Texas Instruments Incorporated	2.25	5-1-2023	175,000	166,583
Xilinx Incorporated	3.00	3-15-2021	175,000	172,999

				4,594,672

Software : 1.12%
Adobe Systems Incorporated	4.75	2-1-2020	227,000	230,802
Autodesk Incorporated	3.60	12-15-2022	175,000	171,621
CA Incorporated	5.38	12-1-2019	350,000	355,265
Microsoft Corporation	3.00	10-1-2020	280,000	280,126
Microsoft Corporation	3.75	5-1-2043	33,000	30,758
Microsoft Corporation	3.75	2-12-2045	350,000	325,681
Microsoft Corporation	4.00	2-12-2055	350,000	329,776
Microsoft Corporation	4.50	2-6-2057	250,000	257,104
Microsoft Corporation	4.88	12-15-2043	140,000	152,627
Microsoft Corporation	5.20	6-1-2039	77,000	88,219
Oracle Corporation	2.80	7-8-2021	250,000	246,907
Oracle Corporation	3.88	7-15-2020	245,000	247,978
Oracle Corporation	4.00	7-15-2046	350,000	317,891
Oracle Corporation	4.30	7-8-2034	175,000	172,001
Oracle Corporation	4.38	5-15-2055	200,000	188,468
Oracle Corporation	6.13	7-8-2039	140,000	168,188

				3,563,412

Technology Hardware, Storage & Peripherals : 1.73%
Apple Incorporated	3.25	2-23-2026	475,000	456,529
Apple Incorporated	3.35	2-9-2027	200,000	191,934
Apple Incorporated	3.75	11-13-2047	400,000	358,208

15

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
Apple Incorporated	4.38%	5-13-2045	$350,000	$346,065
Apple Incorporated	4.65	2-23-2046	200,000	204,044
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	400,433
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	770,526
Hewlett Packard Enterprise Company	4.40	10-15-2022	200,000	203,213
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	702,715
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	486,812
Hewlett-Packard Company	3.75	12-1-2020	29,000	29,186
Hewlett-Packard Company	4.05	9-15-2022	175,000	176,184
Hewlett-Packard Company	6.00	9-15-2041	332,000	322,413
Seagate HDD	4.75	1-1-2025	350,000	322,986
Xerox Corporation	4.50	5-15-2021	400,000	393,076
Xerox Corporation	5.63	12-15-2019	140,000	141,636

				5,505,960

Materials : 2.64%

Chemicals : 1.61%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	173,291
Dow Chemical Company	3.50	10-1-2024	200,000	192,192
Dow Chemical Company	4.13	11-15-2021	350,000	353,415
Dow Chemical Company	4.25	10-1-2034	175,000	157,370
Dow Chemical Company	5.25	11-15-2041	175,000	169,681
DowDuPont Incorporated	4.73	11-15-2028	1,400,000	1,418,466
Eastman Chemical Company	2.70	1-15-2020	66,000	65,611
Eastman Chemical Company	4.80	9-1-2042	140,000	127,817
Ecolab Incorporated	4.35	12-8-2021	286,000	292,236
Ecolab Incorporated	5.50	12-8-2041	210,000	235,176
Mosaic Company	3.75	11-15-2021	80,000	79,861
Mosaic Company	4.25	11-15-2023	297,000	298,024
Mosaic Company	5.63	11-15-2043	175,000	175,414
Praxair Incorporated	2.45	2-15-2022	140,000	136,022
Praxair Incorporated	2.70	2-21-2023	105,000	101,756
Praxair Incorporated	4.05	3-15-2021	140,000	142,374
The Sherwin-Williams Company	3.13	6-1-2024	600,000	567,422
The Sherwin-Williams Company	3.45	8-1-2025	400,000	377,507
The Sherwin-Williams Company	4.00	12-15-2042	92,000	77,423

				5,141,058

Containers & Packaging : 0.54%
International Paper Company	3.00	2-15-2027	200,000	180,021
International Paper Company	3.65	6-15-2024	350,000	346,224
International Paper Company	4.75	2-15-2022	52,000	53,769
International Paper Company	4.80	6-15-2044	175,000	154,814
International Paper Company	7.30	11-15-2039	175,000	206,290
International Paper Company	7.50	8-15-2021	214,000	235,643
MeadWestvaco Corporation	7.95	2-15-2031	35,000	44,069
Packaging Corporation of America	3.65	9-15-2024	175,000	170,583
Packaging Corporation of America	3.90	6-15-2022	140,000	140,670
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	186,787

				1,718,870

Metals & Mining : 0.44%
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	218,620
Newmont Mining Corporation	4.88	3-15-2042	350,000	325,453
Nucor Corporation	4.00	8-1-2023	132,000	133,433
Nucor Corporation	5.20	8-1-2043	140,000	145,746
Nucor Corporation	6.40	12-1-2037	140,000	165,595
Southern Copper Corporation	5.38	4-16-2020	63,000	64,082
Southern Copper Corporation	6.75	4-16-2040	308,000	331,707

				1,384,636

Paper & Forest Products : 0.05%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	166,052

16

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate : 4.41%

Equity REITs : 4.41%
American Campus Communities Incorporated	3.75%	4-15-2023	$70,000	$69,152
American Tower Corporation	3.50	1-31-2023	295,000	287,115
American Tower Corporation	4.00	6-1-2025	350,000	339,252
American Tower Corporation	5.00	2-15-2024	245,000	253,110
American Tower Corporation	5.05	9-1-2020	350,000	357,917
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	136,066
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	140,383
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	177,851
Boston Properties LP	2.75	10-1-2026	500,000	447,512
Boston Properties LP	3.13	9-1-2023	105,000	100,851
Boston Properties LP	3.80	2-1-2024	300,000	295,078
Boston Properties LP	3.85	2-1-2023	200,000	197,833
Boston Properties LP	4.13	5-15-2021	210,000	211,927
Boston Properties LP	5.63	11-15-2020	380,000	393,072
Corporate Office Properties LP	3.60	5-15-2023	70,000	67,499
Corporate Office Properties LP	3.70	6-15-2021	350,000	344,808
Crown Castle International Corporation	3.70	6-15-2026	350,000	330,362
Crown Castle International Corporation	4.88	4-15-2022	50,000	51,305
Crown Castle International Corporation	5.25	1-15-2023	350,000	362,322
DDR Corporation	4.63	7-15-2022	175,000	179,273
Digital Realty Trust LP	3.63	10-1-2022	140,000	138,420
Digital Realty Trust LP	3.95	7-1-2022	140,000	140,287
Digital Realty Trust LP	5.25	3-15-2021	70,000	72,136
Digital Realty Trust LP	5.88	2-1-2020	210,000	214,514
Entertainment Properties Trust	5.75	8-15-2022	105,000	109,506
Equity One Incorporated	3.75	11-15-2022	175,000	173,119
ERP Operating LP	4.63	12-15-2021	419,000	430,447
Essex Portfolio LP	3.25	5-1-2023	70,000	67,706
Federal Realty Investment Trust	4.50	12-1-2044	175,000	168,315
HCP Incorporated	3.15	8-1-2022	70,000	67,888
HCP Incorporated	3.88	8-15-2024	300,000	291,440
HCP Incorporated	6.75	2-1-2041	95,000	114,547
Health Care REIT Incorporated	4.00	6-1-2025	210,000	204,025
Health Care REIT Incorporated	4.50	1-15-2024	140,000	142,172
Hospitality Properties Trust	4.65	3-15-2024	350,000	346,835
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	67,981
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	177,900
Kilroy Realty Corporation	3.80	1-15-2023	175,000	172,734
Kimco Realty Corporation	2.80	10-1-2026	350,000	309,902
Liberty Property LP	4.40	2-15-2024	109,000	110,233
Liberty Property LP	4.75	10-1-2020	175,000	178,267
Mid-America Apartments LP	4.30	10-15-2023	35,000	35,285
National Retail Properties Incorporated	3.30	4-15-2023	70,000	67,877
National Retail Properties Incorporated	3.80	10-15-2022	70,000	69,776
Realty Income Corporation	3.88	7-15-2024	350,000	347,901
Realty Income Corporation	4.65	8-1-2023	210,000	217,665
Simon Property Group LP	3.30	1-15-2026	410,000	388,409
Simon Property Group LP	3.38	3-15-2022	350,000	347,468
Simon Property Group LP	3.75	2-1-2024	175,000	173,714
Simon Property Group LP	4.13	12-1-2021	210,000	213,199
Simon Property Group LP	4.25	11-30-2046	400,000	371,848
Simon Property Group LP	4.38	3-1-2021	350,000	356,174
Simon Property Group LP	4.75	3-15-2042	175,000	174,720
UDR Incorporated	3.70	10-1-2020	175,000	175,059
UDR Incorporated	4.63	1-10-2022	70,000	71,424
Ventas Realty LP	3.85	4-1-2027	800,000	761,166
Ventas Realty LP	4.25	3-1-2022	700,000	709,882
Ventas Realty LP	5.70	9-30-2043	175,000	187,183
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	80,377
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	97,780
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	119,067
Welltower Incorporated	5.25	1-15-2022	70,000	72,645
Weyerhaeuser Company	7.38	3-15-2032	200,000	242,262
WP Carey Incorporated	4.60	4-1-2024	350,000	351,691

				14,073,634

17

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Utilities : 7.20%

Electric Utilities : 5.58%
Alabama Power Company	3.55%	12-1-2023	$175,000	$173,913
Alabama Power Company	3.85	12-1-2042	140,000	126,773
Alabama Power Company	4.15	8-15-2044	105,000	98,704
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	291,522
Appalachian Power Company	3.40	6-1-2025	175,000	170,018
Appalachian Power Company	4.45	6-1-2045	175,000	169,630
Appalachian Power Company	7.00	4-1-2038	70,000	87,008
Arizona Public Service Company	3.15	5-15-2025	105,000	100,742
Arizona Public Service Company	4.50	4-1-2042	70,000	69,626
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	42,311
Carolina Power & Light Company	2.80	5-15-2022	175,000	171,253
CenterPoint Energy Houston	2.25	8-1-2022	210,000	200,542
CenterPoint Energy Houston	3.55	8-1-2042	175,000	152,614
CenterPoint Energy Houston	4.50	4-1-2044	175,000	176,489
Commonwealth Edison Company	3.80	10-1-2042	70,000	63,092
Commonwealth Edison Company	5.90	3-15-2036	175,000	203,611
Connecticut Light & Power Company	4.15	6-1-2045	87,000	84,945
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	209,624
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	263,941
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	175,000	164,788
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	284,770
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	220,566
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	71,534
DTE Electric Company	3.65	3-15-2024	105,000	105,217
Duke Energy Carolinas LLC	3.95	3-15-2048	200,000	183,404
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	50,784
Duke Energy Corporation	3.05	8-15-2022	70,000	68,291
Duke Energy Corporation	3.95	10-15-2023	140,000	141,386
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	63,489
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	109,907
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	55,861
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	99,477
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	164,717
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	171,773
Emera US Finance LP	3.55	6-15-2026	200,000	186,924
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	174,244
Entergy Corporation	5.13	9-15-2020	175,000	177,958
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	90,880
Entergy Louisiana LLC	5.40	11-1-2024	175,000	190,563
Exelon Corporation	4.95	6-15-2035	140,000	139,631
Exelon Corporation	5.10	6-15-2045	280,000	284,579
Exelon Generation Company LLC	4.25	6-15-2022	157,000	158,281
FirstEnergy Corporation	4.25	3-15-2023	168,000	168,865
Florida Power & Light Company	3.25	6-1-2024	350,000	347,656
Florida Power & Light Company	4.05	6-1-2042	175,000	166,663
Florida Power & Light Company	5.25	2-1-2041	140,000	154,886
Florida Power & Light Company	5.95	2-1-2038	224,000	268,644
Florida Power & Light Company	5.96	4-1-2039	175,000	208,846
Florida Power Corporation	5.65	4-1-2040	87,000	100,390
Georgia Power Company	4.30	3-15-2042	175,000	157,411
Interstate Power & Light Company	6.25	7-15-2039	21,000	25,746
Kansas City Power & Light Company	3.15	3-15-2023	140,000	136,451
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	70,207
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	243,636
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	163,587
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	131,868
Nevada Power Company	6.75	7-1-2037	140,000	175,668
Northeast Utilities	2.80	5-1-2023	122,000	117,632
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	166,648
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	101,151
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	151,888
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	31,579
NSTAR Electric Company	2.38	10-15-2022	140,000	134,354
NSTAR Electric Company	5.50	3-15-2040	70,000	78,484
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	226,955
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	118,702
Ohio Edison Company	6.88	7-15-2036	175,000	220,074

18

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Ohio Power Company	5.38%	10-1-2021	$45,000	$47,373
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	143,229
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	155,346
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	188,485
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	154,320
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	288,811
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	179,417
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	90,881
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	104,408
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	109,499
Pacific Gas & Electric Company	5.13	11-15-2043	175,000	151,512
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	66,885
PacifiCorp	3.60	4-1-2024	175,000	174,792
PacifiCorp	4.10	2-1-2042	70,000	67,087
PacifiCorp	5.75	4-1-2037	175,000	204,390
Potomac Electric Power Company	3.60	3-15-2024	175,000	175,106
Potomac Electric Power Company	6.50	11-15-2037	140,000	175,238
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	141,019
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	83,484
PPL Electric Utilities	4.75	7-15-2043	105,000	109,504
PPL Electric Utilities	6.25	5-15-2039	31,000	38,356
PSEG Power LLC	5.13	4-15-2020	196,000	199,624
PSEG Power LLC	8.63	4-15-2031	75,000	97,624
Public Service Company of Colorado	2.25	9-15-2022	70,000	66,880
Public Service Company of Colorado	3.20	11-15-2020	210,000	209,521
Public Service Company of Colorado	3.60	9-15-2042	140,000	123,111
Public Service Company of Colorado	4.30	3-15-2044	175,000	171,626
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	208,239
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	133,968
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	155,648
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	129,220
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	65,396
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	81,232
South Carolina Eletric & Gas Company	4.50	6-1-2064	200,000	178,117
Southern California Edison Company	3.88	6-1-2021	449,000	448,698
Southern California Edison Company	3.90	3-15-2043	105,000	90,614
Southern California Edison Company	5.35	7-15-2035	126,000	127,637
Southern California Edison Company	5.50	3-15-2040	140,000	144,850
Southern California Edison Company	6.00	1-15-2034	70,000	74,264
Southern Company	2.75	6-15-2020	175,000	172,967
Southern Company	2.95	7-1-2023	200,000	191,424
Southwestern Electric Power Company	6.20	3-15-2040	35,000	40,573
TXU Electric Delivery Company	7.25	1-15-2033	52,000	68,218
Union Electric Company	3.90	9-15-2042	175,000	163,901
Union Electric Company	8.45	3-15-2039	56,000	81,015
Virginia Electric & Power Company	3.10	5-15-2025	70,000	67,195
Virginia Electric & Power Company	3.45	2-15-2024	105,000	103,881
Virginia Electric & Power Company	4.00	1-15-2043	227,000	208,876
Virginia Electric & Power Company	4.20	5-15-2045	105,000	98,689
Virginia Electric & Power Company	4.45	2-15-2044	105,000	102,480
Virginia Electric & Power Company	6.00	1-15-2036	70,000	81,606
Westar Energy Incorporated	4.10	4-1-2043	210,000	197,526
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	80,257
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	121,361
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	214,765
Xcel Energy Incorporated	4.70	5-15-2020	175,000	177,014

				17,810,532

Gas Utilities : 0.34%
Atmos Energy Corporation	4.13	10-15-2044	245,000	229,766
Atmos Energy Corporation	4.15	1-15-2043	113,000	107,891
Atmos Energy Corporation	5.50	6-15-2041	42,000	46,841
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	45,548
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	87,501
National Fuel Gas Company	3.75	3-1-2023	218,000	210,965
One Gas Incorporated	3.61	2-1-2024	70,000	69,990
One Gas Incorporated	4.66	2-1-2044	35,000	36,145

19

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
Piedmont Natural Gas Company	4.65%	8-1-2043	$35,000	$34,765
Southern California Gas Company	3.75	9-15-2042	140,000	125,751
Southern California Gas Company	5.13	11-15-2040	70,000	74,465

				1,069,628

Multi-Utilities : 1.21%
Black Hills Corporation	4.25	11-30-2023	210,000	211,782
CMS Energy Corporation	5.05	3-15-2022	245,000	255,879
Consumers Energy Company	3.95	5-15-2043	140,000	131,802
Dominion Resources Incorporated	2.50	12-1-2019	132,000	130,700
Dominion Resources Incorporated	2.75	9-15-2022	210,000	200,902
Dominion Resources Incorporated	3.63	12-1-2024	210,000	204,957
Dominion Resources Incorporated	4.05	9-15-2042	175,000	151,955
Dominion Resources Incorporated	4.45	3-15-2021	70,000	70,935
Dominion Resources Incorporated	4.90	8-1-2041	42,000	41,327
Dominion Resources Incorporated	5.95	6-15-2035	157,000	170,905
DTE Energy Company	3.30	6-15-2022	70,000	69,108
DTE Energy Company	3.85	12-1-2023	170,000	169,582
NiSource Finance Corporation	5.65	2-1-2045	140,000	145,864
Puget Energy Incorporated	3.65	5-15-2025	140,000	134,490
Puget Energy Incorporated	6.00	9-1-2021	175,000	183,808
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	40,402
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	281,992
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	296,546
Sempra Energy	2.88	10-1-2022	140,000	133,646
Sempra Energy	3.25	6-15-2027	300,000	273,345
Sempra Energy	4.00	2-1-2048	400,000	330,369
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	103,514
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	136,358

				3,870,168

Water Utilities : 0.07%
American Water Capital Corporation	3.40	3-1-2025	210,000	205,902

Total Corporate Bonds and Notes (Cost $267,890,665)				260,258,330

Yankee Corporate Bonds and Notes : 16.83%

Communication Services : 1.20%

Diversified Telecommunication Services : 0.42%
British Telecommunications plc	9.63	12-15-2030	200,000	271,007
Telefonica Emisiones SAU	4.57	4-27-2023	500,000	510,063
Telefonica Emisiones SAU	4.90	3-6-2048	200,000	174,728
Telefonica Europe BV	8.25	9-15-2030	294,000	372,664

				1,328,462

Wireless Telecommunication Services : 0.78%
America Movil SAB de CV	3.13	7-16-2022	220,000	213,313
America Movil SAB de CV	4.38	7-16-2042	250,000	228,491
America Movil SAB de CV	6.13	11-15-2037	70,000	78,238
America Movil SAB de CV	6.38	3-1-2035	395,000	448,378
Rogers Communications Incorporated	3.00	3-15-2023	140,000	136,099
Rogers Communications Incorporated	4.50	3-15-2043	140,000	131,567
Vodafone Group plc	2.50	9-26-2022	350,000	331,645
Vodafone Group plc	2.95	2-19-2023	190,000	181,306
Vodafone Group plc	4.38	2-19-2043	350,000	288,897
Vodafone Group plc	6.25	11-30-2032	210,000	229,391
Vodafone Group plc	7.88	2-15-2030	175,000	215,054

				2,482,379

20

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Discretionary : 0.51%

Auto Components : 0.06%
Magna International Incorporated	4.15%	10-1-2025	$175,000	$175,796

Internet & Direct Marketing Retail : 0.45%
Alibaba Group Holding Limited	3.13	11-28-2021	250,000	246,576
Alibaba Group Holding Limited	3.40	12-6-2027	1,100,000	1,006,891
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	193,616

				1,447,083

Consumer Staples : 0.22%

Beverages : 0.22%
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	202,419
Diageo Capital plc	2.63	4-29-2023	210,000	201,848
Diageo Capital plc	3.88	4-29-2043	161,000	151,068
Diageo Capital plc	5.88	9-30-2036	122,000	141,822

				697,157

Energy : 1.72%

Oil, Gas & Consumable Fuels : 1.72%
BP Capital Markets plc	3.25	5-6-2022	525,000	518,618
BP Capital Markets plc	3.81	2-10-2024	350,000	348,652
BP Capital Markets plc	4.50	10-1-2020	350,000	356,386
Canadian Natural Resources Limited	3.85	6-1-2027	800,000	749,879
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	201,862
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	188,872
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	130,091
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	136,526
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	230,592
Husky Energy Incorporated	6.80	9-15-2037	70,000	80,945
Petro-Canada	5.95	5-15-2035	140,000	157,548
Suncor Energy Incorporated	5.95	12-1-2034	52,000	57,367
Total Capital Canada Limited	2.75	7-15-2023	245,000	235,518
Total Capital International SA	2.70	1-25-2023	385,000	372,063
Total Capital International SA	2.88	2-17-2022	175,000	171,709
Total Capital International SA	3.75	4-10-2024	350,000	351,470
Total Capital SA	4.13	1-28-2021	70,000	71,100
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	172,785
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	210,775
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	71,896
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	226,170
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	435,198

				5,476,022

Financials : 10.41%

Banks : 8.51%
Australia & New Zealand Banking Group Limited	2.70	11-16-2020	850,000	837,842
Banco Santander SA	3.80	2-23-2028	200,000	177,022
Banco Santander SA	4.38	4-12-2028	1,200,000	1,106,736
Bancolombia SA	5.95	6-3-2021	200,000	207,350
Bank of Montreal	1.90	8-27-2021	470,000	451,235
Bank of Montreal	2.35	9-11-2022	200,000	191,346
Bank of Montreal (5 Year USD Swap +1.43%) ±	3.80	12-15-2032	800,000	729,480
Bank of Nova Scotia	2.45	9-19-2022	300,000	287,650
Bank of Nova Scotia	4.38	1-13-2021	350,000	357,457
Bank of Nova Scotia	4.50	12-16-2025	500,000	494,470
Bank of Nova Scotia (3 Month LIBOR +2.65%) ±	4.65	12-31-2099	200,000	182,000
Barclays plc	2.88	6-8-2020	300,000	294,053
Barclays plc	3.25	1-12-2021	500,000	487,878
Barclays plc	4.38	1-12-2026	800,000	756,376
BNP Paribas	4.25	10-15-2024	400,000	389,757

21

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
BPCE SA	2.75%	12-2-2021	$330,000	$319,964
BPCE SA	4.00	4-15-2024	250,000	249,603
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	726,300
Credit Suisse (New York)	5.40	1-14-2020	200,000	203,212
Credit Suisse Group Funding Limited	3.45	4-16-2021	550,000	545,391
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	738,050
HSBC Holdings plc	4.00	3-30-2022	200,000	201,203
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	500,000	473,689
HSBC Holdings plc	4.88	1-14-2022	175,000	179,857
HSBC Holdings plc	6.10	1-14-2042	280,000	320,749
Intesa Sanpaolo SpA	5.25	1-12-2024	200,000	191,006
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	703,592
Lloyds Banking Group plc	4.58	12-10-2025	250,000	236,000
Lloyds Banking Group plc	5.30	12-1-2045	300,000	271,813
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	577,158
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	700,000	638,239
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	200,000	196,807
Mizuho Financial Group	2.95	2-28-2022	750,000	730,223
Mizuho Financial Group	3.17	9-11-2027	1,200,000	1,117,504
National Australia Bank Limited	2.50	7-12-2026	800,000	717,437
Rabobank Nederland NV	3.88	2-8-2022	250,000	251,432
Rabobank Nederland NV	4.50	1-11-2021	350,000	357,214
Royal Bank of Canada	2.15	3-6-2020	500,000	493,822
Royal Bank of Canada	2.50	1-19-2021	350,000	343,970
Royal Bank of Canada	4.65	1-27-2026	700,000	708,945
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	284,132
Royal Bank of Scotland Group plc	4.80	4-5-2026	1,100,000	1,065,531
Santander UK Group Holdings plc	3.57	1-10-2023	800,000	764,486
Santander UK plc	4.00	3-13-2024	525,000	520,457
Skandinaviska Enskilda	2.63	3-15-2021	500,000	489,535
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	250,949
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	607,558
Sumitomo Mitsui Financial Group	3.78	3-9-2026	500,000	488,897
Svenska Handelsbanken AB	3.35	5-24-2021	1,300,000	1,292,850
Toronto Dominion Bank	1.80	7-13-2021	200,000	192,087
Toronto Dominion Bank	2.50	12-14-2020	300,000	295,611
Toronto Dominion Bank	3.50	7-19-2023	300,000	298,963
Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	490,571
Westpac Banking Corporation	2.10	5-13-2021	350,000	338,275
Westpac Banking Corporation	2.30	5-26-2020	700,000	690,044
Westpac Banking Corporation	2.85	5-13-2026	700,000	646,264

				27,160,042

Capital Markets : 0.50%
Deutsche Bank AG	3.13	1-13-2021	350,000	339,557
Deutsche Bank AG	3.70	5-30-2024	700,000	642,094
Invesco Finance plc	4.00	1-30-2024	175,000	173,309
Invesco Finance plc	5.38	11-30-2043	175,000	186,703
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	258,986

				1,600,649

Diversified Financial Services : 1.27%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	142,768
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	204,030
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	239,829
GE Capital International Funding Company	2.34	11-15-2020	1,200,000	1,140,660
GE Capital International Funding Company	3.37	11-15-2025	550,000	474,964
Shell International Finance BV	2.25	1-6-2023	175,000	166,226
Shell International Finance BV	2.38	8-21-2022	175,000	168,291
Shell International Finance BV	2.88	5-10-2026	230,000	215,654
Shell International Finance BV	3.25	5-11-2025	350,000	339,345
Shell International Finance BV	3.40	8-12-2023	175,000	174,056
Shell International Finance BV	3.63	8-21-2042	175,000	155,870
Shell International Finance BV	6.38	12-15-2038	245,000	301,244
WPP Finance 2010	3.75	9-19-2024	200,000	185,877

22

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
WPP Finance 2010	5.63%	11-15-2043	$140,000	$138,144

				4,046,958

Insurance : 0.13%
Aon plc	4.00	11-27-2023	105,000	105,122
XL Capital Limited	6.25	5-15-2027	70,000	78,833
XL Capital Limited	6.38	11-15-2024	70,000	82,385
XLIT Limited	5.25	12-15-2043	140,000	146,015

				412,355

Health Care : 1.13%

Health Care Equipment & Supplies : 0.18%
Covidien International Finance SA	6.55	10-15-2037	280,000	347,353
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	219,609

				566,962

Pharmaceuticals : 0.95%
Actavis Funding SCS	3.85	6-15-2024	350,000	340,076
Actavis Funding SCS	4.85	6-15-2044	350,000	321,222
AstraZeneca plc	2.38	11-16-2020	350,000	342,514
AstraZeneca plc	3.38	11-16-2025	500,000	477,535
AstraZeneca plc	4.38	11-16-2045	200,000	186,871
AstraZeneca plc	6.45	9-15-2037	180,000	213,022
Mylan NV	3.95	6-15-2026	700,000	642,898
Shire plc ADR	3.20	9-23-2026	560,000	504,163

				3,028,301

Industrials : 0.84%

Aerospace & Defense : 0.09%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	293,263

Industrial Conglomerates : 0.10%
Tyco Electronics Group SA	7.13	10-1-2037	245,000	313,855

Professional Services : 0.09%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	209,867
Thomson Reuters Corporation	5.85	4-15-2040	94,000	97,405

				307,272

Road & Rail : 0.24%
Canadian National Railway Company	6.20	6-1-2036	140,000	167,548
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	143,930
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	52,098
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	395,931

				759,507

Trading Companies & Distributors : 0.32%
AerCap Ireland Capital DAC	3.95	2-1-2022	520,000	511,837
AerCap Ireland Capital DAC	4.25	7-1-2020	200,000	201,078
AerCap Ireland Capital DAC	4.63	10-30-2020	300,000	301,738

				1,014,653

Materials : 0.80%

Chemicals : 0.31%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	288,751
LyondellBasell Industries NV	5.75	4-15-2024	250,000	266,980

23

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Nutrien Limited		4.88%	3-30-2020	$178,000	$180,962
Nutrien Limited		5.63	12-1-2040	140,000	144,128
Nutrien Limited		6.13	1-15-2041	115,000	123,142

					1,003,963

Metals & Mining : 0.49%
Goldcorp Incorporated		3.70	3-15-2023	210,000	205,080
Rio Tinto Finance (USA) Limited		4.13	8-21-2042	175,000	163,872
Vale Overseas Limited		4.38	1-11-2022	140,000	142,100
Vale Overseas Limited		6.88	11-21-2036	382,000	427,840
Vale Overseas Limited		6.88	11-10-2039	91,000	102,830
Vale SA		5.63	9-11-2042	525,000	519,750
					1,561,472

Total Yankee Corporate Bonds and Notes (Cost $55,576,880)					53,676,151

Total investments in securities (Cost $323,467,545)	98.41%				313,934,481
Other assets and liabilities, net	1.59				5,070,156

Total net assets	100.00%				$319,004,637

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

24

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	0	76,828,289	76,828,289	0	$0	0.00%

*	No longer held at the end of the period.

Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$260,258,330	$0	$260,258,330
Yankee corporate bonds and notes	0	53,676,151	0	53,676,151

Total assets	$0	$313,934,481	$0	$313,934,481

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 1.32%
FHLB	2.26%	10-4-2022	$165,000	$160,280
FHLMC	1.50	1-17-2020	430,000	424,077
FHLMC	2.13	6-9-2023	35,000	33,723
FHLMC	2.75	12-13-2024	20,000	19,578
FHLMC	3.25	6-9-2023	50,000	50,586
FNMA	1.38	10-7-2021	45,000	43,145
FNMA	1.50	6-22-2020	33,000	32,356
FNMA	1.50	11-30-2020	110,000	107,131
FNMA	1.88	9-24-2026	95,000	86,635
FNMA	2.13	4-24-2026	93,000	86,855
FNMA	2.63	9-6-2024	100,000	97,944

Total Agency Securities (Cost $1,156,434)				1,142,310

U.S. Treasury Securities : 97.58%
TIPS	0.13	4-15-2020	2,826,595	2,771,351
TIPS	0.13	4-15-2021	1,102,451	1,072,909
TIPS	0.13	1-15-2022	2,966,964	2,879,816
TIPS	0.13	4-15-2022	101,731	98,313
TIPS	0.13	7-15-2022	3,927,928	3,809,985
TIPS	0.13	1-15-2023	2,968,329	2,858,617
TIPS	0.13	7-15-2024	2,448,550	2,337,407
TIPS	0.13	7-15-2026	1,813,610	1,698,111
TIPS	0.25	1-15-2025	1,279,032	1,221,201
TIPS	0.38	7-15-2023	1,497,024	1,458,575
TIPS	0.38	7-15-2025	1,367,960	1,316,608
TIPS	0.38	1-15-2027	1,395,209	1,320,616
TIPS	0.38	7-15-2027	30,961	29,298
TIPS	0.50	1-15-2028	1,862,697	1,770,241
TIPS	0.63	7-15-2021	497,324	492,240
TIPS	0.63	4-15-2023	462,439	453,720
TIPS	0.63	1-15-2024	1,467,138	1,438,382
TIPS	0.63	1-15-2026	3,771,733	3,664,327
TIPS	0.75	7-15-2028	1,191,778	1,160,339
TIPS	1.13	1-15-2021	3,267,144	3,262,983
TIPS	1.25	7-15-2020	1,933,175	1,936,844
TIPS	1.75	1-15-2028	1,271,328	1,345,455
TIPS	2.00	1-15-2026	1,023,920	1,091,213
TIPS	2.38	1-15-2025	1,331,264	1,438,695
TIPS	2.38	1-15-2027	736,088	810,760
TIPS	3.63	4-15-2028	772,626	945,581
U.S. Treasury Bond	6.38	8-15-2027	355,000	446,870
U.S. Treasury Bond	6.88	8-15-2025	20,000	24,797
U.S. Treasury Note	1.13	4-30-2020	589,000	575,563
U.S. Treasury Note	1.13	7-31-2021	663,000	634,305
U.S. Treasury Note	1.13	9-30-2021	665,000	634,789
U.S. Treasury Note	1.25	10-31-2021	663,000	633,942
U.S. Treasury Note	1.25	7-31-2023	638,000	593,539
U.S. Treasury Note	1.38	1-15-2020	300,000	295,453
U.S. Treasury Note	1.38	1-31-2020	538,000	529,531
U.S. Treasury Note	1.38	2-15-2020	449,000	441,599
U.S. Treasury Note	1.38	3-31-2020	275,000	269,940
U.S. Treasury Note	1.38	4-30-2020	3,000	2,942
U.S. Treasury Note	1.38	5-31-2020	99,000	96,950
U.S. Treasury Note	1.38	10-31-2020	660,000	642,340
U.S. Treasury Note	1.38	4-30-2021	659,000	637,016
U.S. Treasury Note	1.38	6-30-2023	634,000	594,004
U.S. Treasury Note	1.38	8-31-2023	635,000	593,378
U.S. Treasury Note	1.38	9-30-2023	339,000	316,422
U.S. Treasury Note	1.50	4-15-2020	576,000	566,078
U.S. Treasury Note	1.50	5-15-2020	347,000	340,643
U.S. Treasury Note	1.50	5-31-2020	488,000	478,717
U.S. Treasury Note	1.50	3-31-2023	450,000	425,320
U.S. Treasury Note	1.50	8-15-2026	800,000	720,531
U.S. Treasury Note	1.63	3-15-2020	519,000	511,418
U.S. Treasury Note	1.63	6-30-2020	2,000	1,964
U.S. Treasury Note	1.63	7-31-2020	655,000	642,412

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo Strategic Retirement Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	8-15-2022	$365,000	$349,388
U.S. Treasury Note	1.63	4-30-2023	628,000	596,134
U.S. Treasury Note	1.63	5-31-2023	20,000	18,967
U.S. Treasury Note	1.63	10-31-2023	516,000	486,894
U.S. Treasury Note	1.63	2-15-2026	868,000	794,559
U.S. Treasury Note	1.63	5-15-2026	869,000	792,861
U.S. Treasury Note	1.75	10-31-2020	613,000	600,860
U.S. Treasury Note	1.75	2-28-2022	623,000	602,217
U.S. Treasury Note	1.75	3-31-2022	549,000	530,192
U.S. Treasury Note	1.75	5-31-2022	657,000	633,338
U.S. Treasury Note	1.75	6-30-2022	305,000	293,801
U.S. Treasury Note	1.75	1-31-2023	10,000	9,569
U.S. Treasury Note	1.75	5-15-2023	775,000	739,277
U.S. Treasury Note	1.88	6-30-2020	531,000	523,408
U.S. Treasury Note	1.88	2-28-2022	450,000	436,711
U.S. Treasury Note	1.88	4-30-2022	650,000	629,764
U.S. Treasury Note	1.88	8-31-2022	627,000	605,398
U.S. Treasury Note	1.88	8-31-2024	160,000	151,575
U.S. Treasury Note	2.00	1-31-2020	505,000	500,660
U.S. Treasury Note	2.00	7-31-2020	434,000	428,321
U.S. Treasury Note	2.00	9-30-2020	561,000	552,870
U.S. Treasury Note	2.00	11-30-2020	579,000	569,908
U.S. Treasury Note	2.00	5-31-2021	604,000	592,109
U.S. Treasury Note	2.00	10-31-2021	624,000	609,668
U.S. Treasury Note	2.00	2-15-2022	10,000	9,746
U.S. Treasury Note	2.00	11-30-2022	780,000	755,259
U.S. Treasury Note	2.00	2-15-2023	285,000	275,370
U.S. Treasury Note	2.00	4-30-2024	10,000	9,563
U.S. Treasury Note	2.00	5-31-2024	269,000	257,053
U.S. Treasury Note	2.00	6-30-2024	185,000	176,639
U.S. Treasury Note	2.00	2-15-2025	867,000	822,228
U.S. Treasury Note	2.00	8-15-2025	775,000	731,648
U.S. Treasury Note	2.00	11-15-2026	770,000	717,724
U.S. Treasury Note	2.13	1-31-2021	157,000	154,725
U.S. Treasury Note	2.13	12-31-2021	619,000	606,257
U.S. Treasury Note	2.13	12-31-2022	835,000	811,809
U.S. Treasury Note	2.13	2-29-2024	378,000	364,327
U.S. Treasury Note	2.13	5-15-2025	770,000	734,297
U.S. Treasury Note	2.25	3-31-2021	593,000	585,518
U.S. Treasury Note	2.25	7-31-2021	613,000	604,021
U.S. Treasury Note	2.25	12-31-2023	482,000	468,030
U.S. Treasury Note	2.25	1-31-2024	609,000	591,015
U.S. Treasury Note	2.25	11-15-2024	705,000	679,912
U.S. Treasury Note	2.25	2-15-2027	580,000	549,709
U.S. Treasury Note	2.25	8-15-2027	480,000	452,963
U.S. Treasury Note	2.25	11-15-2027	420,000	395,505
U.S. Treasury Note	2.38	12-31-2020	573,000	567,986
U.S. Treasury Note	2.38	5-15-2027	453,000	432,880
U.S. Treasury Note	2.50	8-15-2023	559,000	550,331
U.S. Treasury Note	2.63	8-15-2020	548,000	546,245
U.S. Treasury Note	2.63	11-15-2020	275,000	274,001
U.S. Treasury Note	2.75	8-31-2023	650,000	647,512
U.S. Treasury Note	2.75	11-15-2023	16,000	15,922
U.S. Treasury Note	2.88	11-30-2025	635,000	632,867
U.S. Treasury Note	2.88	8-15-2028	390,000	385,552
U.S. Treasury Note	3.50	5-15-2020	619,000	625,166
U.S. Treasury Note	3.63	2-15-2020	481,000	485,678
U.S. Treasury Note	6.00	2-15-2026	146,000	175,103
U.S. Treasury Note	6.50	11-15-2026	30,000	37,540
U.S. Treasury Note	6.75	8-15-2026	355,000	448,146
U.S. Treasury Note	8.00	11-15-2021	421,000	482,061
U.S. Treasury Note	8.13	5-15-2021	339,000	380,912
U.S. Treasury Note	8.13	8-15-2021	340,000	386,538
U.S. Treasury Note	8.75	8-15-2020	76,000	83,392

Total U.S. Treasury Securities (Cost $86,600,732)				84,293,649

2

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

		Value

Total investments in securities (Cost $87,757,166)	98.90%	$85,435,959
Other assets and liabilities, net	1.10	953,935

Total net assets	100.00%	$86,389,894

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	0	12,927,324	12,927,324	0	$0	0.00%

*	No longer held at the end of the period.

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$1,142,310	$0	$1,142,310
U.S. Treasury securities	84,293,649	0	0	84,293,649

Total assets	$84,293,649	$1,142,310	$0	$85,435,959

Additional sector, industry or geographic detail is included in the Portfolio of Investment

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 99.60%

Real Estate : 99.60%

Equity REITs : 99.60%
Acadia Realty Trust	5,680	$162,846
Alexandria Real Estate Equities Incorporated	7,274	905,613
American Assets Trust Incorporated	2,162	89,982
American Campus Communities Incorporated	9,273	406,436
American Homes 4 Rent Class A	17,885	372,545
Americold Realty Trust	6,564	175,915
Apartment Investment & Management Company Class A	10,904	513,469
Apple Hospitality REIT Incorporated	15,299	242,795
Armada Hoffler Properties Incorporated	3,359	51,090
Ashford Hospitality Trust Incorporated	6,686	33,096
AvalonBay Communities Incorporated	9,575	1,824,700
Boston Properties Incorporated	10,800	1,416,960
Brandywine Realty Trust	12,155	173,452
Brixmor Property Group Incorporated	20,674	341,121
Brookfield Property REIT Class A	11,167	201,118
Camden Property Trust	6,323	601,697
CBL & Associates Properties Incorporated	11,655	30,420
Chesapeake Lodging Trust	4,209	124,460
Colony Capital Incorporated	32,208	198,401
Columbia Property Trust Incorporated	8,078	173,435
CoreCivic Incorporated	8,229	180,627
CorePoint Lodging Incorporated	2,997	42,168
Corporate Office Properties Trust	7,200	176,184
Cousins Properties Incorporated	28,960	244,712
CubeSmart REIT	12,911	402,049
DiamondRock Hospitality	14,589	153,768
Digital Realty Trust Incorporated	14,196	1,633,108
Douglas Emmett Incorporated	11,265	415,904
Duke Realty Corporation	24,663	701,909
Easterly Government Properties Incorporated	4,218	76,852
EastGroup Properties Incorporated	2,424	242,448
Empire State Realty Trust Incorporated	11,790	190,880
Equity Commonwealth	8,072	256,447
Equity Lifestyle Properties Incorporated	5,516	549,007
Equity Residential	24,898	1,773,983
Essex Property Trust Incorporated	4,433	1,163,707
Extra Space Storage Incorporated	8,526	818,325
Federal Realty Investment Trust	5,055	667,715
First Industrial Realty Trust Incorporated	8,570	274,754
Forest City Realty Trust Incorporated	15,134	382,890
Gaming and Leisure Properties Incorporated	14,092	485,188
Government Properties Income	6,792	59,770
HCP Incorporated	32,197	942,084
Healthcare Realty Trust Incorporated	8,548	264,988
Healthcare Trust of America Incorporated Class A	14,340	403,241
Hersha Hospitality Trust	2,866	54,741
Highwoods Properties Incorporated	7,173	311,093
Hospitality Properties Trust	11,309	303,534
Host Hotels & Resorts Incorporated	51,976	987,544
Hudson Pacific Properties Incorporated	10,796	333,165
Independence Realty Trust Incorporated	6,035	60,954
Innovative Industrial Properties Incorporated	641	31,633
Invitation Homes Incorporated	21,097	452,742
Iron Mountain Incorporated	19,478	661,668
JBG Smith Properties	7,840	314,149
Jernigan Capital Incorporated	1,253	26,789
Kilroy Realty Corporation	7,200	504,648
Kimco Realty Corporation	27,558	450,573
Kite Realty Group Trust	5,816	96,022

1

Portfolio of investments —November 30, 2018 (unaudited)	Wells Fargo U.S. REIT Portfolio

Security name		Shares	Value

Equity REITs (continued)
Lamar Advertising Company Class A		5,940	$450,490
Liberty Property Trust		9,921	449,322
Life Storage Incorporated		3,180	310,495
LTC Properties Incorporated		2,724	126,503
Mack-Cali Realty Corporation		5,896	127,707
Mid-America Apartment Communities Incorporated		7,843	812,221
National Health Investors Incorporated		2,829	220,605
National Storage Affiliates		3,566	99,741
Outfront Media Incorporated		9,820	204,060
Paramount Group Incorporated		15,205	216,975
Park Hotels & Resorts Incorporated		14,389	443,469
Pebblebrook Hotel Trust		11,768	410,939
Pennsylvania Real Estate Investment Trust		4,324	35,414
Piedmont Office Realty Trust Incorporated Class A		8,842	163,842
Preferred Apartment Communities Incorporated Series A		2,711	40,557
Prologis Incorporated		43,219	2,910,367
PS Business Parks Incorporated		1,305	184,031
Public Storage Incorporated		10,365	2,210,440
Regency Centers Corporation		11,065	704,398
Retail Opportunity Investment Corporation		8,048	145,669
Rexford Industrial Realty Incorporated		6,411	209,255
RLJ Lodging Trust		12,273	249,633
RPT Realty		5,354	76,509
Ryman Hospitality Properties Incorporated		3,215	238,264
SBA Communications Corporation †		7,953	1,358,452
Senior Housing Properties Trust		16,255	223,669
Seritage Growth Property Class A		2,309	87,603
Simon Property Group Incorporated		20,859	3,873,308
SITE Centers Corporation		9,720	120,917
SL Green Realty Corporation		6,331	610,435
STAG Industrial Incorporated		7,208	193,102
Summit Hotel Properties Incorporated		7,184	80,102
Sun Communities Incorporated		5,719	595,348
Sunstone Hotel Investors Incorporated		16,469	251,317
Tanger Factory Outlet Centers Incorporated		6,381	150,911
Taubman Centers Incorporated		4,005	212,025
Terreno Realty Corporation		3,989	155,611
The Geo Group Incorporated		8,725	202,769
The Macerich Company		9,671	486,355
Tier Incorporated		3,505	82,508
UDR Incorporated		18,257	778,113
Uniti Group Incorporated		11,505	229,295
Urban Edge Properties		7,562	150,786
Ventas Incorporated		24,582	1,560,711
VICI Properties Incorporated		25,536	555,919
Vornado Realty Trust		12,078	869,133
Washington Prime Group Incorporated		12,431	77,694
Washington Real Estate Investment Trust		5,439	146,635
Weingarten Realty Investors		8,323	240,202
Welltower Incorporated		25,547	1,847,815
Xenia Hotels & Resorts Incorporated		8,008	162,723

Total Common Stocks (Cost $47,373,116)			51,475,878

Total investments in securities (Cost $47,373,116)	99.60%		51,475,878
Other assets and liabilities, net	0.40		209,241

Total net assets	100.00%		$51,685,119

†	Non-income-earning security

Abbreviations:

REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	336,973	7,683,380	8,020,353	0	$0	0.00%

*	No longer held at the end of the period.

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Real estate	$51,475,878	$0	$0	$51,475,878

Total assets	$51,475,878	$0	$0	$51,475,878

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Portfolio did not have any transfers into/out of Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: January 25, 2019

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: January 25, 2019